Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.9% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 01/15/22	424,045,830	430,839,807
0.13%, 04/15/22	405,729,196	412,978,453
0.13%, 07/15/22	400,881,605	411,346,186
0.13%, 01/15/23	458,372,816	472,464,667
0.63%, 04/15/23	385,062,522	402,896,842
0.38%, 07/15/23	444,640,827	466,566,328
0.63%, 01/15/24	427,648,726	454,486,805
0.50%, 04/15/24	280,290,496	297,706,621
0.13%, 07/15/24	413,582,989	437,513,058
0.13%, 10/15/24	326,161,674	346,088,453
0.25%, 01/15/25	414,120,151	441,923,371
2.38%, 01/15/25	251,588,835	292,122,967
0.13%, 04/15/25	327,024,783	348,178,895
0.38%, 07/15/25	391,361,891	424,807,087
0.63%, 01/15/26	336,784,803	371,142,403
2.00%, 01/15/26	178,799,869	210,581,535
0.13%, 07/15/26	323,419,949	350,789,408
0.38%, 01/15/27	318,969,180	351,148,475
2.38%, 01/15/27	150,052,713	185,058,071
0.38%, 07/15/27	326,434,560	362,886,587
0.50%, 01/15/28	344,148,209	386,237,449
1.75%, 01/15/28	152,725,669	186,099,189
3.63%, 04/15/28	141,659,070	194,206,468
0.75%, 07/15/28	306,527,668	353,340,509
0.88%, 01/15/29	249,607,040	290,907,886
2.50%, 01/15/29	133,757,522	174,761,906
3.88%, 04/15/29	171,855,753	247,098,341
0.25%, 07/15/29	297,257,618	332,719,370
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 01/15/30	376,016,526	415,678,493
0.13%, 07/15/30	267,348,308	297,326,625
3.38%, 04/15/32	58,611,111	89,017,639
2.13%, 02/15/40	78,068,497	119,872,356
2.13%, 02/15/41	111,751,984	173,904,806
0.75%, 02/15/42	190,295,103	239,832,593
0.63%, 02/15/43	141,439,156	174,535,516
1.38%, 02/15/44	195,793,530	278,907,837
0.75%, 02/15/45	215,071,150	274,229,874
1.00%, 02/15/46	118,582,462	160,256,214
0.88%, 02/15/47	136,105,946	181,349,054
1.00%, 02/15/48	121,536,551	167,862,196
1.00%, 02/15/49	121,459,792	169,765,561
0.25%, 02/15/50	150,797,371	178,302,156
Total Treasuries
(Cost $11,767,922,437)		12,557,738,057
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,505,895	1,505,895
Total Other Investment Company
(Cost $1,505,895)		1,505,895
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$12,557,738,057	$—	$12,557,738,057
Other Investment Company[1]	1,505,895	—	—	1,505,895
Total	$1,505,895	$12,557,738,057	$—	$12,559,243,952
[1]	As categorized in Portfolio Holdings.

Schwab U.S. TIPS ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.00%, 11/15/21	22,976,000	25,004,350
7.25%, 08/15/22	9,773,000	11,075,749
7.63%, 11/15/22	6,033,000	6,993,802
7.13%, 02/15/23	12,055,000	14,056,318
6.25%, 08/15/23	17,185,000	20,201,102
Notes
2.88%, 10/15/21	1,914,000	1,968,579
1.25%, 10/31/21	102,417,000	103,661,207
1.50%, 10/31/21	27,498,000	27,906,173
2.00%, 10/31/21	116,545,000	118,898,662
2.00%, 11/15/21	14,058,000	14,353,163
2.88%, 11/15/21	91,146,000	93,948,028
1.50%, 11/30/21	111,185,000	112,952,668
1.75%, 11/30/21	133,091,000	135,602,053
1.88%, 11/30/21	53,774,000	54,868,385
2.63%, 12/15/21	95,849,000	98,728,214
1.63%, 12/31/21	90,493,000	92,182,674
2.00%, 12/31/21	110,735,000	113,319,537
2.13%, 12/31/21	56,926,000	58,341,367
2.50%, 01/15/22	87,294,000	89,962,264
1.38%, 01/31/22	82,092,000	83,462,872
1.50%, 01/31/22	51,824,000	52,771,407
1.88%, 01/31/22	93,671,000	95,857,266
2.00%, 02/15/22	68,608,000	70,378,140
2.50%, 02/15/22	75,410,000	77,868,190
1.13%, 02/28/22	90,220,000	91,497,530
1.75%, 02/28/22	61,416,000	62,825,449
1.88%, 02/28/22	62,271,000	63,810,748
2.38%, 03/15/22	84,841,000	87,613,246
0.38%, 03/31/22	99,486,000	99,855,187
1.75%, 03/31/22	65,379,000	66,966,228
1.88%, 03/31/22	52,758,000	54,136,715
2.25%, 04/15/22	84,244,000	86,995,093
0.13%, 04/30/22	69,552,000	69,557,434
1.75%, 04/30/22	69,414,000	71,195,445
1.88%, 04/30/22	79,831,000	82,037,267
1.75%, 05/15/22	61,122,000	62,727,646
2.13%, 05/15/22	80,400,000	83,002,008
0.13%, 05/31/22	90,552,000	90,550,232
1.75%, 05/31/22	75,635,000	77,679,509
1.88%, 05/31/22	70,867,000	72,926,572
1.75%, 06/15/22	85,476,000	87,836,607
0.13%, 06/30/22	68,117,000	68,117,000
1.75%, 06/30/22	75,328,000	77,462,783
2.13%, 06/30/22	66,880,000	69,212,962
1.75%, 07/15/22	81,748,000	84,122,205
0.13%, 07/31/22	78,563,000	78,563,000
1.88%, 07/31/22	87,128,000	89,915,416
2.00%, 07/31/22	98,627,000	102,005,745
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 08/15/22	89,257,000	91,563,387
1.63%, 08/15/22	28,533,000	29,337,720
0.13%, 08/31/22	71,888,000	71,888,000
1.63%, 08/31/22	79,031,000	81,298,511
1.88%, 08/31/22	133,284,000	137,735,478
1.50%, 09/15/22	69,965,000	71,848,042
0.13%, 09/30/22	71,000,000	71,001,387
1.75%, 09/30/22	70,334,000	72,614,360
1.88%, 09/30/22	92,769,000	96,003,232
1.38%, 10/15/22	82,124,000	84,209,180
1.88%, 10/31/22	59,628,000	61,791,844
2.00%, 10/31/22	74,331,000	77,222,940
1.63%, 11/15/22	152,128,000	156,947,368
2.00%, 11/30/22	138,306,000	143,892,266
1.63%, 12/15/22	85,026,000	87,832,522
2.13%, 12/31/22	136,156,000	142,245,789
1.50%, 01/15/23	71,256,000	73,482,750
1.75%, 01/31/23	65,977,000	68,453,715
2.38%, 01/31/23	72,926,000	76,731,826
1.38%, 02/15/23	77,192,000	79,465,546
2.00%, 02/15/23	116,819,000	121,975,464
1.50%, 02/28/23	65,782,000	67,950,750
2.63%, 02/28/23	75,742,000	80,289,478
0.50%, 03/15/23	92,822,000	93,659,574
1.50%, 03/31/23	62,310,000	64,425,132
2.50%, 03/31/23	76,998,000	81,542,687
0.25%, 04/15/23	96,855,000	97,138,755
1.63%, 04/30/23	68,610,000	71,239,156
2.75%, 04/30/23	79,693,000	85,050,486
0.13%, 05/15/23	102,285,000	102,249,041
1.75%, 05/15/23	113,563,000	118,362,812
1.63%, 05/31/23	54,574,000	56,729,247
2.75%, 05/31/23	62,998,000	67,370,947
0.25%, 06/15/23	104,329,000	104,630,577
1.38%, 06/30/23	63,809,000	65,970,032
2.63%, 06/30/23	62,718,000	66,988,214
0.13%, 07/15/23	111,302,000	111,236,784
1.25%, 07/31/23	67,275,000	69,374,716
2.75%, 07/31/23	66,919,000	71,841,206
0.13%, 08/15/23	111,406,000	111,332,020
2.50%, 08/15/23	106,332,000	113,509,410
1.38%, 08/31/23	61,240,000	63,428,852
2.75%, 08/31/23	50,629,000	54,457,818
0.13%, 09/15/23	122,000,000	121,899,922
1.38%, 09/30/23	65,000,000	67,379,101
2.88%, 09/30/23	58,000,000	62,719,297
Total Treasuries
(Cost $7,321,787,594)		7,423,291,538

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	9,234,635	9,234,635
Total Other Investment Company
(Cost $9,234,635)		9,234,635
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$7,423,291,538	$—	$7,423,291,538
Other Investment Company[1]	9,234,635	—	—	9,234,635
Total	$9,234,635	$7,423,291,538	$—	$7,432,526,173
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
7.50%, 11/15/24	7,045,000	9,161,527
7.63%, 02/15/25	2,665,000	3,523,942
6.88%, 08/15/25	3,151,000	4,158,458
6.00%, 02/15/26	5,919,000	7,708,573
6.75%, 08/15/26	2,686,000	3,687,794
6.50%, 11/15/26	3,518,000	4,825,294
6.63%, 02/15/27	2,643,000	3,682,959
6.38%, 08/15/27	2,843,000	3,990,861
6.13%, 11/15/27	9,317,000	13,039,433
5.50%, 08/15/28	5,381,000	7,458,991
5.25%, 11/15/28	6,239,000	8,588,373
5.25%, 02/15/29	4,834,000	6,700,000
6.13%, 08/15/29	3,614,000	5,358,602
6.25%, 05/15/30	5,886,000	8,991,785
Notes
2.75%, 11/15/23	2,941,000	3,178,348
2.13%, 11/30/23	26,789,000	28,449,709
2.88%, 11/30/23	34,951,000	37,945,045
2.25%, 12/31/23	23,478,000	25,063,682
2.63%, 12/31/23	19,455,000	21,004,560
2.25%, 01/31/24	27,869,000	29,794,791
2.50%, 01/31/24	38,476,000	41,456,387
2.75%, 02/15/24	39,062,000	42,455,511
2.13%, 02/29/24	21,411,000	22,833,661
2.38%, 02/29/24	27,874,000	29,961,283
2.13%, 03/31/24	49,109,000	52,441,122
2.00%, 04/30/24	32,403,000	34,504,132
2.25%, 04/30/24	34,715,000	37,276,587
2.50%, 05/15/24	51,614,000	55,928,608
2.00%, 05/31/24	48,740,000	51,965,217
1.75%, 06/30/24	33,473,000	35,422,541
2.00%, 06/30/24	22,124,000	23,617,370
1.75%, 07/31/24	29,955,000	31,730,068
2.13%, 07/31/24	29,105,000	31,245,809
2.38%, 08/15/24	45,410,000	49,223,731
1.25%, 08/31/24	26,213,000	27,280,975
1.88%, 08/31/24	19,379,000	20,642,420
1.50%, 09/30/24	31,351,000	32,963,862
2.13%, 09/30/24	25,259,000	27,186,972
1.50%, 10/31/24	24,993,000	26,298,298
2.25%, 10/31/24	22,325,000	24,171,173
2.25%, 11/15/24	48,903,000	52,977,613
1.50%, 11/30/24	23,339,000	24,577,061
2.13%, 11/30/24	20,856,000	22,501,669
1.75%, 12/31/24	25,150,000	26,772,961
2.25%, 12/31/24	11,477,000	12,460,166
1.38%, 01/31/25	29,595,000	31,055,097
2.50%, 01/31/25	20,378,000	22,373,611
2.00%, 02/15/25	51,101,000	55,025,397
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 02/28/25	30,952,000	32,165,899
2.75%, 02/28/25	21,463,000	23,834,829
0.50%, 03/31/25	33,584,000	33,977,563
2.63%, 03/31/25	20,439,000	22,619,426
0.38%, 04/30/25	40,117,000	40,355,195
2.88%, 04/30/25	22,286,000	24,955,967
2.13%, 05/15/25	48,619,000	52,808,591
0.25%, 05/31/25	34,363,000	34,367,027
2.88%, 05/31/25	22,623,000	25,376,643
0.25%, 06/30/25	26,955,000	26,945,524
2.75%, 06/30/25	21,380,000	23,892,150
0.25%, 07/31/25	20,657,000	20,643,283
2.88%, 07/31/25	23,177,000	26,081,368
2.00%, 08/15/25	48,032,000	52,056,556
0.25%, 08/31/25	41,645,000	41,614,092
2.75%, 08/31/25	21,532,000	24,136,867
0.25%, 09/30/25	21,500,000	21,477,324
3.00%, 09/30/25	22,376,000	25,399,382
3.00%, 10/31/25	22,734,000	25,849,268
2.25%, 11/15/25	43,428,000	47,755,532
2.88%, 11/30/25	23,291,000	26,376,148
2.63%, 12/31/25	19,956,000	22,374,106
2.63%, 01/31/26	26,603,000	29,867,063
1.63%, 02/15/26	45,260,000	48,426,432
2.50%, 02/28/26	19,359,000	21,631,414
2.25%, 03/31/26	20,850,000	23,041,693
2.38%, 04/30/26	18,525,000	20,621,364
1.63%, 05/15/26	40,791,000	43,719,667
2.13%, 05/31/26	25,363,000	27,904,254
1.88%, 06/30/26	18,811,000	20,445,940
1.88%, 07/31/26	17,523,000	19,061,054
1.50%, 08/15/26	54,761,000	58,395,334
1.38%, 08/31/26	17,770,000	18,824,400
1.63%, 09/30/26	21,324,000	22,914,137
1.63%, 10/31/26	21,201,000	22,793,560
2.00%, 11/15/26	45,946,000	50,452,657
1.63%, 11/30/26	22,836,000	24,563,864
1.75%, 12/31/26	23,009,000	24,944,992
1.50%, 01/31/27	23,128,000	24,724,374
2.25%, 02/15/27	47,521,000	53,062,023
1.13%, 02/28/27	14,141,000	14,784,526
0.63%, 03/31/27	22,186,000	22,482,391
0.50%, 04/30/27	27,600,000	27,740,156
2.38%, 05/15/27	53,397,000	60,213,461
0.50%, 05/31/27	28,207,000	28,332,609
0.50%, 06/30/27	28,264,000	28,376,615
0.38%, 07/31/27	24,297,000	24,177,413
2.25%, 08/15/27	37,199,000	41,744,253
0.50%, 08/31/27	38,244,000	38,354,549
0.38%, 09/30/27	24,000,000	23,851,875
2.25%, 11/15/27	33,086,000	37,216,580
2.75%, 02/15/28	49,548,000	57,669,227

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 05/15/28	60,089,000	70,736,020
2.88%, 08/15/28	55,913,000	66,051,600
3.13%, 11/15/28	52,872,000	63,723,152
2.63%, 02/15/29	53,834,000	62,922,694
2.38%, 05/15/29	48,730,000	56,104,220
1.63%, 08/15/29	52,734,000	57,442,982
1.75%, 11/15/29	46,242,000	50,942,066
1.50%, 02/15/30	54,156,000	58,458,864
0.63%, 05/15/30	53,975,000	53,827,412
0.63%, 08/15/30	48,938,000	48,697,134
Total Treasuries
(Cost $3,237,606,199)		3,406,968,790
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	3,212,139	3,212,139
Total Other Investment Company
(Cost $3,212,139)		3,212,139
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,406,968,790	$—	$3,406,968,790
Other Investment Company[1]	3,212,139	—	—	3,212,139
Total	$3,212,139	$3,406,968,790	$—	$3,410,180,929
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
5.38%, 02/15/31	346,300	510,576
4.50%, 02/15/36	355,200	538,156
4.75%, 02/15/37	210,200	331,574
5.00%, 05/15/37	271,400	440,283
4.38%, 02/15/38	285,400	439,717
4.50%, 05/15/38	323,300	505,712
3.50%, 02/15/39	367,500	516,625
4.25%, 05/15/39	491,400	755,067
4.50%, 08/15/39	525,100	831,586
4.38%, 11/15/39	564,900	884,068
4.63%, 02/15/40	569,100	917,896
1.13%, 05/15/40	2,281,000	2,250,349
4.38%, 05/15/40	551,000	866,318
1.13%, 08/15/40	1,985,600	1,952,403
3.88%, 08/15/40	547,600	812,074
4.25%, 11/15/40	543,800	845,949
4.75%, 02/15/41	577,500	954,364
4.38%, 05/15/41	532,200	843,870
3.75%, 08/15/41	538,400	791,827
3.13%, 11/15/41	565,600	765,681
3.13%, 02/15/42	655,000	889,009
3.00%, 05/15/42	556,600	741,452
2.75%, 08/15/42	779,500	1,000,805
2.75%, 11/15/42	1,009,800	1,295,778
3.13%, 02/15/43	979,500	1,329,748
2.88%, 05/15/43	1,354,100	1,771,438
3.63%, 08/15/43	1,109,800	1,621,175
3.75%, 11/15/43	1,067,000	1,587,996
3.63%, 02/15/44	1,349,900	1,976,338
3.38%, 05/15/44	1,304,600	1,844,786
3.13%, 08/15/44	1,402,700	1,912,822
3.00%, 11/15/44	1,335,900	1,788,854
2.50%, 02/15/45	1,486,900	1,834,114
3.00%, 05/15/45	1,259,800	1,690,396
2.88%, 08/15/45	1,281,600	1,687,407
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 11/15/45	984,300	1,325,268
2.50%, 02/15/46	1,378,000	1,705,060
2.50%, 05/15/46	1,355,500	1,678,384
2.25%, 08/15/46	1,456,100	1,723,545
2.88%, 11/15/46	1,236,900	1,638,506
3.00%, 02/15/47	1,291,300	1,750,720
3.00%, 05/15/47	1,018,000	1,382,174
2.75%, 08/15/47	1,401,100	1,822,743
2.75%, 11/15/47	1,453,600	1,893,314
3.00%, 02/15/48	1,665,100	2,268,048
3.13%, 05/15/48	1,744,400	2,430,712
3.00%, 08/15/48	1,918,200	2,620,441
3.38%, 11/15/48	1,929,600	2,814,201
3.00%, 02/15/49	2,046,400	2,804,367
2.88%, 05/15/49	2,045,200	2,745,042
2.25%, 08/15/49	2,077,700	2,477,657
2.38%, 11/15/49	1,831,300	2,241,912
2.00%, 02/15/50	2,194,900	2,489,497
1.25%, 05/15/50	2,534,800	2,409,248
1.38%, 08/15/50	2,070,000	2,031,349
Total Treasuries
(Cost $78,467,802)		81,978,401
Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	14	14
Total Other Investment Company
(Cost $14)		14
(a)	The rate shown is the 7-day yield.

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$81,978,401	$—	$81,978,401
Other Investment Company[1]	14	—	—	14
Total	$14	$81,978,401	$—	$81,978,415
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 27.3% of net assets

Financial Institutions 8.2%
Banking 5.7%
Ally Financial, Inc.
4.13%, 02/13/22	200,000	207,657
4.63%, 05/19/22	150,000	157,661
3.05%, 06/05/23 (a)	300,000	311,894
3.88%, 05/21/24 (a)	250,000	266,945
5.13%, 09/30/24	150,000	167,389
4.63%, 03/30/25	150,000	165,532
5.80%, 05/01/25 (a)	250,000	288,591
8.00%, 11/01/31	600,000	821,865
8.00%, 11/01/31	400,000	545,240
American Express Co.
3.70%, 11/05/21 (a)	250,000	258,388
2.75%, 05/20/22 (a)	675,000	698,517
2.50%, 08/01/22 (a)	700,000	724,566
2.65%, 12/02/22	450,000	471,510
3.40%, 02/27/23 (a)	600,000	639,027
3.70%, 08/03/23 (a)	800,000	867,676
3.40%, 02/22/24 (a)	325,000	353,090
2.50%, 07/30/24 (a)	450,000	478,717
3.00%, 10/30/24 (a)	650,000	705,793
4.20%, 11/06/25 (a)	650,000	753,808
3.13%, 05/20/26 (a)	50,000	55,946
4.05%, 12/03/42	500,000	632,912
American Express Credit Corp.
2.70%, 03/03/22 (a)	400,000	412,456
3.30%, 05/03/27 (a)	550,000	622,072
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	650,000	673,767
2.63%, 11/09/22	500,000	523,598
2.05%, 11/21/22	250,000	259,011
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	199,910
1.13%, 09/18/25	200,000	198,821
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,549
3.13%, 02/23/23	200,000	209,627
3.85%, 04/12/23	600,000	640,869
2.71%, 06/27/24	200,000	211,731
2.75%, 05/28/25	600,000	630,393
5.18%, 11/19/25	400,000	453,924
4.25%, 04/11/27	200,000	226,131
3.80%, 02/23/28	600,000	659,586
4.38%, 04/12/28	400,000	454,896
3.31%, 06/27/29	600,000	654,123
3.49%, 05/28/30	400,000	436,854
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bancolombia S.A.
3.00%, 01/29/25 (a)	350,000	350,767
Bank of America Corp.
2.50%, 10/21/22 (a)	1,500,000	1,532,392
3.30%, 01/11/23	1,700,000	1,804,796
3.12%, 01/20/23 (a)(b)	2,750,000	2,838,179
2.88%, 04/24/23 (a)(b)	350,000	361,981
4.10%, 07/24/23	500,000	548,360
3.00%, 12/20/23 (a)(b)	1,300,000	1,365,435
4.13%, 01/22/24	750,000	830,966
3.55%, 03/05/24 (a)(b)	1,000,000	1,065,665
4.00%, 04/01/24	650,000	720,652
3.86%, 07/23/24 (a)(b)	750,000	812,850
4.20%, 08/26/24	950,000	1,058,476
4.00%, 01/22/25	750,000	835,905
3.46%, 03/15/25 (a)(b)	575,000	623,987
3.95%, 04/21/25	1,000,000	1,112,165
3.88%, 08/01/25	2,300,000	2,621,172
0.98%, 09/25/25 (a)(b)	650,000	650,331
3.09%, 10/01/25 (a)(b)	350,000	377,655
2.46%, 10/22/25 (a)(b)	350,000	369,514
2.02%, 02/13/26 (a)(b)	500,000	518,930
4.45%, 03/03/26	500,000	576,690
3.50%, 04/19/26	1,000,000	1,122,845
4.25%, 10/22/26	650,000	752,352
3.56%, 04/23/27 (a)(b)	750,000	838,496
3.25%, 10/21/27 (a)	1,000,000	1,107,240
4.18%, 11/25/27 (a)	700,000	802,809
3.82%, 01/20/28 (a)(b)	1,250,000	1,417,081
3.71%, 04/24/28 (a)(b)	500,000	565,425
3.59%, 07/21/28 (a)(b)	850,000	955,332
3.42%, 12/20/28 (a)(b)	1,700,000	1,893,876
3.97%, 03/05/29 (a)(b)	1,000,000	1,148,580
4.27%, 07/23/29 (a)(b)	650,000	763,240
3.97%, 02/07/30 (a)(b)	750,000	871,462
3.19%, 07/23/30 (a)(b)	1,500,000	1,656,292
2.88%, 10/22/30 (a)(b)	800,000	863,064
2.50%, 02/13/31 (a)(b)	1,200,000	1,257,738
2.59%, 04/29/31 (a)(b)	1,000,000	1,060,000
1.90%, 07/23/31 (a)(b)	750,000	749,910
6.11%, 01/29/37	650,000	919,535
4.24%, 04/24/38 (a)(b)	700,000	854,574
7.75%, 05/14/38	550,000	909,774
4.08%, 04/23/40 (a)(b)	500,000	600,822
2.68%, 06/19/41 (a)(b)	1,050,000	1,071,252
5.88%, 02/07/42	500,000	743,005
5.00%, 01/21/44	1,150,000	1,592,526
4.88%, 04/01/44	200,000	273,047
4.75%, 04/21/45	200,000	263,745
4.44%, 01/20/48 (a)(b)	750,000	976,665
3.95%, 01/23/49 (a)(b)	400,000	488,804

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.33%, 03/15/50 (a)(b)	1,025,000	1,316,843
4.08%, 03/20/51 (a)(b)	1,800,000	2,228,364
Bank of America NA
6.00%, 10/15/36	600,000	859,194
Bank of Montreal
2.90%, 03/26/22	450,000	467,107
2.35%, 09/11/22	950,000	988,166
2.55%, 11/06/22 (a)	500,000	522,758
3.30%, 02/05/24	500,000	542,350
2.50%, 06/28/24	300,000	319,505
1.85%, 05/01/25	475,000	495,653
4.34%, 10/05/28 (a)(b)	300,000	323,354
3.80%, 12/15/32 (a)(b)	429,000	478,013
Bank of New York Mellon Corp.
2.60%, 02/07/22 (a)	750,000	771,949
1.95%, 08/23/22	750,000	773,482
1.85%, 01/27/23 (a)	300,000	309,891
2.95%, 01/29/23 (a)	500,000	527,048
3.50%, 04/28/23	250,000	269,609
2.20%, 08/16/23 (a)	500,000	525,100
3.25%, 09/11/24 (a)	350,000	384,125
2.10%, 10/24/24	250,000	264,689
3.00%, 02/24/25 (a)	250,000	274,280
1.60%, 04/24/25 (a)	450,000	468,155
3.95%, 11/18/25 (a)	850,000	987,453
2.45%, 08/17/26 (a)	200,000	218,685
3.25%, 05/16/27 (a)	300,000	341,790
3.40%, 01/29/28 (a)	250,000	289,355
3.44%, 02/07/28 (a)(b)	300,000	344,252
3.00%, 10/30/28 (a)	350,000	390,306
3.30%, 08/23/29 (a)	250,000	286,435
Bank of Nova Scotia
2.70%, 03/07/22	700,000	723,779
2.00%, 11/15/22	400,000	413,082
2.38%, 01/18/23	250,000	260,596
1.95%, 02/01/23	350,000	361,296
1.63%, 05/01/23	550,000	564,864
3.40%, 02/11/24	500,000	543,618
2.20%, 02/03/25	400,000	422,568
1.30%, 06/11/25	550,000	561,157
4.50%, 12/16/25	300,000	347,388
2.70%, 08/03/26	400,000	438,606
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	226,643
Barclays Bank PLC
1.70%, 05/12/22 (a)	750,000	763,016
Barclays PLC
3.68%, 01/10/23 (a)	550,000	567,603
4.61%, 02/15/23 (a)(b)	950,000	994,061
4.34%, 05/16/24 (a)(b)	750,000	805,492
4.38%, 09/11/24	200,000	212,668
3.65%, 03/16/25	800,000	864,700
3.93%, 05/07/25 (a)(b)	700,000	751,215
4.38%, 01/12/26	900,000	1,011,699
5.20%, 05/12/26	850,000	944,422
4.34%, 01/10/28 (a)	400,000	445,698
4.84%, 05/09/28 (a)	700,000	760,837
4.97%, 05/16/29 (a)(b)	950,000	1,112,203
5.09%, 06/20/30 (a)(b)	500,000	565,352
2.65%, 06/24/31 (a)(b)	200,000	199,993
3.56%, 09/23/35 (a)(b)	400,000	395,102
5.25%, 08/17/45	500,000	662,032
4.95%, 01/10/47	500,000	639,652
BBVA USA
3.50%, 06/11/21 (a)	250,000	254,593
2.88%, 06/29/22 (a)	250,000	257,680
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 08/27/24 (a)	250,000	260,986
3.88%, 04/10/25 (a)	250,000	268,759
BNP Paribas S.A.
3.25%, 03/03/23	375,000	400,389
4.25%, 10/15/24	300,000	333,083
BPCE S.A.
4.00%, 04/15/24	750,000	832,721
3.38%, 12/02/26	250,000	281,024
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	259,836
2.61%, 07/22/23 (a)(b)	100,000	103,582
3.50%, 09/13/23	700,000	761,425
3.10%, 04/02/24	250,000	270,056
2.25%, 01/28/25	250,000	263,703
Capital One Bank USA NA
3.38%, 02/15/23	250,000	264,494
2.28%, 01/28/26 (a)(b)	500,000	518,520
Capital One Financial Corp.
3.05%, 03/09/22 (a)	500,000	516,110
3.50%, 06/15/23	2,100,000	2,247,241
3.90%, 01/29/24 (a)	250,000	272,424
3.30%, 10/30/24 (a)	700,000	758,884
3.20%, 02/05/25 (a)	500,000	540,800
4.20%, 10/29/25 (a)	550,000	611,168
3.75%, 07/28/26 (a)	400,000	436,280
3.75%, 03/09/27 (a)	250,000	278,413
3.65%, 05/11/27 (a)	700,000	775,474
3.80%, 01/31/28 (a)	550,000	615,007
Citibank NA
3.65%, 01/23/24 (a)	850,000	932,106
Citigroup, Inc.
2.35%, 08/02/21	250,000	254,245
2.90%, 12/08/21 (a)	1,050,000	1,079,211
4.50%, 01/14/22	1,300,000	1,367,054
2.75%, 04/25/22 (a)	950,000	982,262
4.05%, 07/30/22	100,000	106,210
2.70%, 10/27/22 (a)	400,000	417,070
2.31%, 11/04/22 (a)(b)	500,000	509,333
3.14%, 01/24/23 (a)(b)	1,000,000	1,032,145
3.50%, 05/15/23	200,000	213,468
2.88%, 07/24/23 (a)(b)	950,000	986,437
3.88%, 10/25/23	250,000	273,444
4.04%, 06/01/24 (a)(b)	450,000	487,175
3.75%, 06/16/24	500,000	551,658
4.00%, 08/05/24	250,000	274,986
3.88%, 03/26/25	450,000	498,161
3.35%, 04/24/25 (a)(b)	550,000	593,681
3.30%, 04/27/25	765,000	842,613
4.40%, 06/10/25	750,000	845,096
5.50%, 09/13/25	1,000,000	1,184,435
3.70%, 01/12/26	750,000	843,094
4.60%, 03/09/26	300,000	343,170
3.11%, 04/08/26 (a)(b)	1,100,000	1,189,413
3.40%, 05/01/26	500,000	556,100
3.20%, 10/21/26 (a)	1,000,000	1,102,745
4.30%, 11/20/26	500,000	572,702
4.45%, 09/29/27	1,150,000	1,335,259
3.89%, 01/10/28 (a)(b)	750,000	849,829
6.63%, 01/15/28	150,000	194,976
3.67%, 07/24/28 (a)(b)	1,250,000	1,404,312
4.13%, 07/25/28	900,000	1,034,595
3.52%, 10/27/28 (a)(b)	600,000	668,001
4.08%, 04/23/29 (a)(b)	200,000	230,993
3.98%, 03/20/30 (a)(b)	950,000	1,096,742
2.98%, 11/05/30 (a)(b)	900,000	972,234
2.67%, 01/29/31 (a)(b)	750,000	792,574
4.41%, 03/31/31 (a)(b)	1,350,000	1,619,629

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.57%, 06/03/31 (a)(b)	700,000	736,323
6.63%, 06/15/32	250,000	348,784
5.88%, 02/22/33	350,000	461,430
6.00%, 10/31/33	350,000	475,977
3.88%, 01/24/39 (a)(b)	800,000	939,480
8.13%, 07/15/39	300,000	523,607
5.32%, 03/26/41 (a)(b)	600,000	822,981
5.88%, 01/30/42	400,000	586,502
6.68%, 09/13/43	300,000	458,351
5.30%, 05/06/44	500,000	666,732
4.65%, 07/30/45	550,000	723,214
4.75%, 05/18/46	650,000	820,807
4.28%, 04/24/48 (a)(b)	350,000	439,716
4.65%, 07/23/48 (a)	800,000	1,052,608
Citizens Bank NA
3.25%, 02/14/22 (a)	500,000	518,200
2.65%, 05/26/22 (a)	250,000	258,436
3.70%, 03/29/23 (a)	250,000	267,781
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	166,163
3.25%, 04/30/30 (a)	450,000	497,241
2.64%, 09/30/32 (a)(c)	250,000	249,932
Comerica, Inc.
3.70%, 07/31/23 (a)	300,000	324,996
4.00%, 02/01/29 (a)	400,000	456,162
Cooperatieve Rabobank UA
2.75%, 01/10/22	250,000	257,808
3.88%, 02/08/22	1,250,000	1,309,662
2.75%, 01/10/23	250,000	262,993
4.63%, 12/01/23	450,000	500,198
3.38%, 05/21/25	750,000	844,174
4.38%, 08/04/25	500,000	564,785
3.75%, 07/21/26	250,000	279,191
5.25%, 05/24/41	700,000	1,027,495
5.75%, 12/01/43	500,000	719,290
5.25%, 08/04/45	500,000	683,737
Credit Suisse AG
3.00%, 10/29/21	250,000	257,131
2.10%, 11/12/21	600,000	611,556
2.80%, 04/08/22	500,000	518,065
1.00%, 05/05/23	500,000	505,398
3.63%, 09/09/24	1,300,000	1,439,197
2.95%, 04/09/25	500,000	546,050
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	529,478
3.80%, 06/09/23	600,000	646,053
3.75%, 03/26/25	1,250,000	1,384,962
4.55%, 04/17/26	750,000	875,422
4.88%, 05/15/45	500,000	666,700
Credit Suisse USA, Inc.
7.13%, 07/15/32	250,000	380,365
Deutsche Bank AG
4.25%, 10/14/21	1,300,000	1,337,160
3.30%, 11/16/22	500,000	516,740
3.95%, 02/27/23	1,000,000	1,051,410
3.70%, 05/30/24	99,000	104,782
3.70%, 05/30/24	250,000	263,294
3.96%, 11/26/25 (a)(b)	450,000	479,230
4.10%, 01/13/26	200,000	213,640
4.10%, 01/13/26	200,000	214,521
3.55%, 09/18/31 (a)(b)	400,000	404,472
Discover Bank
4.20%, 08/08/23	500,000	547,465
2.45%, 09/12/24 (a)	250,000	263,946
4.68%, 08/09/28 (a)(b)	250,000	261,391
4.65%, 09/13/28 (a)	1,000,000	1,178,945
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discover Financial Services
3.85%, 11/21/22	1,250,000	1,330,537
Fifth Third Bancorp
3.50%, 03/15/22 (a)	250,000	260,159
2.60%, 06/15/22 (a)	450,000	465,172
1.63%, 05/05/23 (a)	200,000	205,235
4.30%, 01/16/24 (a)	250,000	276,448
3.65%, 01/25/24 (a)	575,000	627,526
2.55%, 05/05/27 (a)	250,000	269,023
3.95%, 03/14/28 (a)	150,000	174,880
8.25%, 03/01/38	350,000	578,644
Fifth Third Bank NA
1.80%, 01/30/23 (a)	500,000	514,245
3.95%, 07/28/25 (a)	250,000	286,408
3.85%, 03/15/26 (a)	500,000	571,360
First Horizon National Corp.
3.55%, 05/26/23 (a)	200,000	210,521
4.00%, 05/26/25 (a)	200,000	217,689
First Republic Bank
2.50%, 06/06/22 (a)	250,000	257,843
4.63%, 02/13/47 (a)	250,000	314,194
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	480,694
Goldman Sachs Group, Inc.
5.25%, 07/27/21	762,000	792,697
2.35%, 11/15/21 (a)	950,000	952,209
5.75%, 01/24/22	1,600,000	1,709,448
3.00%, 04/26/22 (a)	1,300,000	1,319,051
2.88%, 10/31/22 (a)(b)	1,000,000	1,024,255
3.63%, 01/22/23	800,000	854,632
3.20%, 02/23/23 (a)	600,000	635,583
2.91%, 06/05/23 (a)(b)	250,000	259,021
2.91%, 07/24/23 (a)(b)	1,000,000	1,037,705
3.63%, 02/20/24 (a)	600,000	652,383
4.00%, 03/03/24	550,000	606,303
3.85%, 07/08/24 (a)	650,000	712,735
3.50%, 01/23/25 (a)	1,000,000	1,095,910
3.50%, 04/01/25 (a)	1,300,000	1,433,874
3.75%, 05/22/25 (a)	500,000	556,023
3.27%, 09/29/25 (a)(b)	800,000	866,412
4.25%, 10/21/25	750,000	852,206
3.50%, 11/16/26 (a)	950,000	1,051,935
5.95%, 01/15/27	265,000	327,798
3.85%, 01/26/27 (a)	1,100,000	1,238,143
3.69%, 06/05/28 (a)(b)	1,100,000	1,234,761
3.81%, 04/23/29 (a)(b)	675,000	768,879
4.22%, 05/01/29 (a)(b)	950,000	1,108,503
2.60%, 02/07/30 (a)	700,000	740,362
3.80%, 03/15/30 (a)	850,000	984,551
6.13%, 02/15/33	150,000	213,227
6.45%, 05/01/36	400,000	557,350
6.75%, 10/01/37	1,750,000	2,533,501
4.02%, 10/31/38 (a)(b)	800,000	931,980
4.41%, 04/23/39 (a)(b)	800,000	968,988
6.25%, 02/01/41	800,000	1,200,452
4.80%, 07/08/44 (a)	675,000	884,965
5.15%, 05/22/45	800,000	1,051,392
4.75%, 10/21/45 (a)	500,000	655,520
HSBC Bank USA NA
5.63%, 08/15/35	250,000	334,849
7.00%, 01/15/39	250,000	371,110
HSBC Holdings PLC
2.65%, 01/05/22	950,000	974,030
4.00%, 03/30/22	500,000	524,643
3.26%, 03/13/23 (a)(b)	1,050,000	1,086,178
3.60%, 05/25/23	700,000	745,906
3.03%, 11/22/23 (a)(b)	250,000	260,958

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 03/14/24	950,000	1,019,003
3.95%, 05/18/24 (a)(b)	500,000	535,320
3.80%, 03/11/25 (a)(b)	800,000	861,824
4.25%, 08/18/25	400,000	434,348
2.63%, 11/07/25 (a)(b)	250,000	259,688
4.30%, 03/08/26	1,300,000	1,464,196
3.90%, 05/25/26	1,100,000	1,220,851
2.10%, 06/04/26 (a)(b)	600,000	608,745
4.29%, 09/12/26 (a)(b)	1,000,000	1,116,890
4.38%, 11/23/26	500,000	552,795
4.04%, 03/13/28 (a)(b)	500,000	553,590
2.01%, 09/22/28 (a)(b)	650,000	644,962
4.58%, 06/19/29 (a)(b)	1,250,000	1,442,681
4.95%, 03/31/30	850,000	1,027,697
3.97%, 05/22/30 (a)(b)	1,000,000	1,117,495
2.85%, 06/04/31 (a)(b)	250,000	258,806
2.36%, 08/18/31 (a)(b)	300,000	296,976
7.63%, 05/17/32	387,000	551,713
6.50%, 05/02/36	650,000	875,287
6.50%, 09/15/37	650,000	882,362
6.80%, 06/01/38	550,000	772,843
6.10%, 01/14/42	400,000	575,902
5.25%, 03/14/44	495,000	627,526
HSBC USA, Inc.
3.50%, 06/23/24	200,000	217,215
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	50,000	51,121
2.63%, 08/06/24 (a)	250,000	266,551
4.00%, 05/15/25 (a)	350,000	398,920
2.55%, 02/04/30 (a)	250,000	262,266
Huntington National Bank
2.50%, 08/07/22 (a)	500,000	518,298
3.55%, 10/06/23 (a)	500,000	543,935
ING Groep N.V.
3.15%, 03/29/22	800,000	830,232
4.10%, 10/02/23	200,000	219,401
3.55%, 04/09/24	250,000	272,338
3.95%, 03/29/27	500,000	574,242
4.55%, 10/02/28	500,000	606,020
4.05%, 04/09/29	255,000	299,788
Intesa Sanpaolo S.p.A.
5.25%, 01/12/24	200,000	221,750
JPMorgan Chase & Co.
4.50%, 01/24/22	600,000	632,310
3.25%, 09/23/22	850,000	898,786
2.97%, 01/15/23 (a)	500,000	516,235
3.20%, 01/25/23	1,291,000	1,371,797
3.21%, 04/01/23 (a)(b)	250,000	259,813
2.78%, 04/25/23 (a)(b)	500,000	517,415
3.38%, 05/01/23	1,575,000	1,677,958
2.70%, 05/18/23 (a)	750,000	791,539
3.88%, 02/01/24	1,020,000	1,126,804
3.56%, 04/23/24 (a)(b)	700,000	750,403
3.63%, 05/13/24	500,000	551,725
3.80%, 07/23/24 (a)(b)	1,390,000	1,507,274
3.88%, 09/10/24	900,000	997,965
0.65%, 09/16/24 (a)(b)	200,000	200,055
4.02%, 12/05/24 (a)(b)	700,000	769,639
3.13%, 01/23/25 (a)	1,000,000	1,090,730
3.22%, 03/01/25 (a)(b)	350,000	376,649
3.90%, 07/15/25 (a)	650,000	735,735
2.30%, 10/15/25 (a)(b)	650,000	684,547
2.01%, 03/13/26 (a)(b)	700,000	727,804
3.30%, 04/01/26 (a)	925,000	1,028,901
2.08%, 04/22/26 (a)(b)	1,100,000	1,148,807
3.20%, 06/15/26 (a)	799,000	887,609
2.95%, 10/01/26 (a)	975,000	1,073,095
Security Rate, Maturity Date	Face Amount ($)	Value ($)
7.63%, 10/15/26	150,000	201,492
4.13%, 12/15/26	650,000	756,294
3.96%, 01/29/27 (a)(b)	200,000	228,181
4.25%, 10/01/27	493,000	574,434
3.63%, 12/01/27 (a)	500,000	558,958
3.78%, 02/01/28 (a)(b)	950,000	1,077,077
3.54%, 05/01/28 (a)(b)	1,050,000	1,179,460
2.18%, 06/01/28 (a)(b)	500,000	522,695
3.51%, 01/23/29 (a)(b)	750,000	844,492
4.01%, 04/23/29 (a)(b)	750,000	870,630
4.20%, 07/23/29 (a)(b)	1,150,000	1,360,019
4.45%, 12/05/29 (a)(b)	750,000	903,439
3.70%, 05/06/30 (a)(b)	900,000	1,033,794
8.75%, 09/01/30	50,000	73,789
2.74%, 10/15/30 (a)(b)	1,200,000	1,293,234
4.49%, 03/24/31 (a)(b)	1,400,000	1,710,807
2.52%, 04/22/31 (a)(b)	900,000	957,658
2.96%, 05/13/31 (a)(b)	1,000,000	1,073,140
6.40%, 05/15/38	900,000	1,375,744
3.88%, 07/24/38 (a)(b)	850,000	1,005,189
5.50%, 10/15/40	500,000	715,427
3.11%, 04/22/41 (a)(b)	600,000	654,252
5.60%, 07/15/41	350,000	514,778
5.40%, 01/06/42	500,000	724,710
5.63%, 08/16/43	450,000	657,990
4.85%, 02/01/44	400,000	544,336
4.95%, 06/01/45	600,000	816,363
4.26%, 02/22/48 (a)(b)	600,000	754,182
4.03%, 07/24/48 (a)(b)	500,000	610,827
3.96%, 11/15/48 (a)(b)	1,200,000	1,457,538
3.90%, 01/23/49 (a)(b)	500,000	603,920
3.11%, 04/22/51 (a)(b)	800,000	855,984
KeyBank NA
2.50%, 11/22/21	250,000	256,129
3.30%, 02/01/22	350,000	363,589
2.40%, 06/09/22	250,000	258,188
2.30%, 09/14/22	250,000	259,460
3.38%, 03/07/23	250,000	266,958
1.25%, 03/10/23	250,000	254,513
3.30%, 06/01/25	250,000	279,443
KeyCorp
4.10%, 04/30/28	1,000,000	1,175,580
2.55%, 10/01/29	150,000	159,432
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,276,237
3.00%, 01/11/22	250,000	257,365
2.86%, 03/17/23 (a)(b)	450,000	462,242
4.05%, 08/16/23	500,000	541,978
2.91%, 11/07/23 (a)(b)	500,000	519,008
3.90%, 03/12/24	350,000	380,426
4.50%, 11/04/24	800,000	871,112
4.45%, 05/08/25	200,000	226,180
3.87%, 07/09/25 (a)(b)	400,000	436,022
4.58%, 12/10/25	200,000	219,539
2.44%, 02/05/26 (a)(b)	200,000	207,247
4.65%, 03/24/26	1,250,000	1,386,331
3.75%, 01/11/27	400,000	443,946
4.38%, 03/22/28	1,300,000	1,508,903
3.57%, 11/07/28 (a)(b)	450,000	493,817
4.34%, 01/09/48	600,000	708,051
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	258,320
2.90%, 02/06/25 (a)	250,000	271,778
3.40%, 08/17/27	250,000	279,854
Mitsubishi UFJ Financial Group, Inc.
2.19%, 09/13/21	1,491,000	1,517,249
3.22%, 03/07/22	600,000	622,767
2.62%, 07/18/22	700,000	725,483

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.67%, 07/25/22	250,000	259,145
3.46%, 03/02/23	377,000	402,135
3.76%, 07/26/23	250,000	270,925
3.41%, 03/07/24	500,000	541,315
2.80%, 07/18/24	300,000	320,523
0.85%, 09/15/24 (a)(b)	250,000	250,230
2.19%, 02/25/25	850,000	890,791
3.78%, 03/02/25	250,000	279,116
3.85%, 03/01/26	750,000	856,867
2.76%, 09/13/26	200,000	216,958
3.68%, 02/22/27	200,000	227,038
3.29%, 07/25/27	900,000	996,192
3.96%, 03/02/28	250,000	288,976
3.74%, 03/07/29	800,000	916,416
3.20%, 07/18/29	750,000	827,107
2.56%, 02/25/30	400,000	421,048
2.05%, 07/17/30	550,000	555,981
4.29%, 07/26/38	500,000	617,430
4.15%, 03/07/39	150,000	180,570
3.75%, 07/18/39	500,000	577,860
Mizuho Financial Group, Inc.
2.27%, 09/13/21	250,000	254,539
2.95%, 02/28/22	700,000	724,111
2.60%, 09/11/22	550,000	571,772
3.55%, 03/05/23	250,000	266,819
2.72%, 07/16/23 (a)(b)	300,000	310,443
0.85%, 09/08/24 (a)(b)	250,000	249,404
3.92%, 09/11/24 (a)(b)	250,000	272,063
2.56%, 09/13/25 (a)(b)	200,000	210,339
2.23%, 05/25/26 (a)(b)	400,000	416,288
3.66%, 02/28/27	400,000	447,228
3.17%, 09/11/27	700,000	765,222
4.02%, 03/05/28	200,000	229,789
4.25%, 09/11/29 (a)(b)	500,000	582,162
3.15%, 07/16/30 (a)(b)	250,000	273,576
2.87%, 09/13/30 (a)(b)	200,000	214,666
2.59%, 05/25/31 (a)(b)	200,000	209,965
2.20%, 07/10/31 (a)(b)	250,000	253,554
1.98%, 09/08/31 (a)(b)	250,000	248,521
Morgan Stanley
5.50%, 07/28/21	250,000	260,516
2.63%, 11/17/21	1,250,000	1,281,519
2.75%, 05/19/22	602,000	624,012
4.88%, 11/01/22	1,150,000	1,246,088
3.13%, 01/23/23	1,300,000	1,374,100
3.75%, 02/25/23	650,000	697,960
4.10%, 05/22/23	750,000	811,957
3.74%, 04/24/24 (a)(b)	1,000,000	1,074,975
3.88%, 04/29/24	1,000,000	1,104,355
3.70%, 10/23/24	750,000	832,684
2.72%, 07/22/25 (a)(b)	340,000	361,762
4.00%, 07/23/25	1,400,000	1,586,452
5.00%, 11/24/25	650,000	764,302
3.88%, 01/27/26	200,000	227,826
2.19%, 04/28/26 (a)(b)	700,000	732,991
3.13%, 07/27/26	1,750,000	1,936,060
6.25%, 08/09/26	100,000	127,154
4.35%, 09/08/26	1,050,000	1,213,485
3.63%, 01/20/27	1,100,000	1,247,053
3.95%, 04/23/27	50,000	56,642
3.59%, 07/22/28 (a)(b)	1,250,000	1,404,000
3.77%, 01/24/29 (a)(b)	850,000	969,047
4.43%, 01/23/30 (a)(b)	1,150,000	1,374,767
2.70%, 01/22/31 (a)(b)	1,250,000	1,337,037
3.62%, 04/01/31 (a)(b)	900,000	1,033,393
7.25%, 04/01/32	400,000	606,702
3.97%, 07/22/38 (a)(b)	500,000	594,102
4.46%, 04/22/39 (a)(b)	250,000	313,635
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.38%, 07/24/42	700,000	1,095,815
4.30%, 01/27/45	1,000,000	1,270,060
4.38%, 01/22/47	700,000	911,018
5.60%, 03/24/51 (a)(b)	850,000	1,287,631
MUFG Americas Holdings Corp.
3.50%, 06/18/22	200,000	210,247
3.00%, 02/10/25 (a)	250,000	270,875
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	259,635
2.10%, 12/09/22 (a)	250,000	258,374
National Australia Bank Ltd.
2.80%, 01/10/22	250,000	257,826
2.50%, 05/22/22	500,000	517,868
3.00%, 01/20/23	250,000	264,454
2.88%, 04/12/23	500,000	530,190
3.63%, 06/20/23	250,000	271,055
3.38%, 01/14/26	500,000	565,580
2.50%, 07/12/26	250,000	272,116
National Bank of Canada
2.10%, 02/01/23	350,000	362,145
Natwest Group PLC
6.13%, 12/15/22	1,250,000	1,366,225
3.50%, 05/15/23 (a)(b)	500,000	518,020
6.10%, 06/10/23	100,000	110,820
3.88%, 09/12/23	450,000	482,904
6.00%, 12/19/23	400,000	449,442
2.36%, 05/22/24 (a)(b)	200,000	205,474
5.13%, 05/28/24	1,250,000	1,369,069
4.52%, 06/25/24 (a)(b)	350,000	377,654
4.27%, 03/22/25 (a)(b)	700,000	760,994
4.80%, 04/05/26	600,000	695,199
4.89%, 05/18/29 (a)(b)	1,000,000	1,168,000
3.75%, 11/01/29 (a)(b)	200,000	206,967
5.08%, 01/27/30 (a)(b)	450,000	537,325
4.45%, 05/08/30 (a)(b)	250,000	288,084
3.03%, 11/28/35 (a)(b)	250,000	240,013
New York Community Bancorp, Inc.
5.90%, 11/06/28 (a)(b)	100,000	102,230
Northern Trust Corp.
3.95%, 10/30/25	500,000	580,200
3.65%, 08/03/28 (a)	250,000	295,786
3.15%, 05/03/29 (a)	250,000	285,909
1.95%, 05/01/30 (a)	250,000	259,739
3.38%, 05/08/32 (a)(b)	200,000	218,559
People's United Financial, Inc.
3.65%, 12/06/22 (a)	165,000	174,383
PNC Bank NA
2.55%, 12/09/21 (a)	500,000	512,558
2.63%, 02/17/22 (a)	350,000	360,295
2.70%, 11/01/22 (a)	250,000	261,370
2.95%, 01/30/23 (a)	1,000,000	1,052,960
3.50%, 06/08/23 (a)	250,000	269,071
3.80%, 07/25/23 (a)	500,000	544,928
3.30%, 10/30/24 (a)	250,000	275,328
3.25%, 06/01/25 (a)	250,000	277,680
3.10%, 10/25/27 (a)	300,000	335,415
3.25%, 01/22/28 (a)	500,000	563,285
4.05%, 07/26/28	750,000	879,465
2.70%, 10/22/29	250,000	270,315
PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	250,000	259,990
2.85%, 11/09/22	200,000	210,095
3.50%, 01/23/24 (a)	250,000	272,708
2.20%, 11/01/24 (a)	500,000	530,153
2.60%, 07/23/26 (a)	300,000	327,899
3.15%, 05/19/27 (a)	100,000	111,371

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 04/23/29 (a)	250,000	287,803
2.55%, 01/22/30 (a)	650,000	706,101
Regions Bank
6.45%, 06/26/37	250,000	346,960
Regions Financial Corp.
2.75%, 08/14/22 (a)	500,000	519,768
2.25%, 05/18/25 (a)	250,000	264,086
7.38%, 12/10/37	150,000	224,330
Royal Bank of Canada
2.75%, 02/01/22	1,050,000	1,084,324
2.80%, 04/29/22	70,000	72,693
1.60%, 04/17/23	400,000	410,834
3.70%, 10/05/23	500,000	546,290
2.55%, 07/16/24	450,000	481,437
2.25%, 11/01/24	550,000	583,465
1.15%, 06/10/25	200,000	202,993
4.65%, 01/27/26	250,000	295,728
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	1,000,000	1,037,155
3.40%, 01/18/23 (a)	100,000	104,828
3.50%, 06/07/24 (a)	250,000	267,606
3.45%, 06/02/25 (a)	200,000	214,008
4.50%, 07/17/25 (a)	700,000	777,339
4.40%, 07/13/27 (a)	500,000	549,933
Santander UK Group Holdings PLC
2.88%, 08/05/21	250,000	255,015
3.57%, 01/10/23 (a)	200,000	206,346
3.37%, 01/05/24 (a)(b)	2,000,000	2,090,530
1.53%, 08/21/26 (a)(b)	450,000	443,360
Santander UK PLC
2.10%, 01/13/23	200,000	206,661
4.00%, 03/13/24	350,000	386,647
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	500,000	507,605
State Street Corp.
2.83%, 03/30/23 (a)(b)(c)	500,000	517,990
3.10%, 05/15/23	250,000	267,051
3.70%, 11/20/23	200,000	220,328
3.78%, 12/03/24 (a)(b)	250,000	274,131
3.30%, 12/16/24	500,000	555,055
3.55%, 08/18/25	571,000	648,485
2.35%, 11/01/25 (a)(b)	300,000	318,213
2.90%, 03/30/26 (a)(b)(c)	100,000	108,781
2.65%, 05/19/26	350,000	383,976
4.14%, 12/03/29 (a)(b)	500,000	606,952
2.40%, 01/24/30	250,000	273,481
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	250,000	263,758
3.40%, 07/11/24	500,000	545,575
3.65%, 07/23/25	250,000	280,481
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	100,000	101,349
2.44%, 10/19/21	500,000	510,515
2.85%, 01/11/22	500,000	514,620
2.78%, 07/12/22	1,100,000	1,142,724
3.10%, 01/17/23	1,000,000	1,056,215
3.94%, 10/16/23	250,000	273,854
2.70%, 07/16/24	650,000	692,113
2.45%, 09/27/24	350,000	370,048
2.35%, 01/15/25	450,000	474,271
1.47%, 07/08/25	550,000	560,472
3.78%, 03/09/26	450,000	512,955
2.63%, 07/14/26	1,000,000	1,079,705
3.01%, 10/19/26	800,000	883,708
3.45%, 01/11/27	300,000	334,326
3.36%, 07/12/27	350,000	390,768
3.54%, 01/17/28	200,000	224,677
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.94%, 07/19/28	100,000	115,757
4.31%, 10/16/28	450,000	533,268
3.04%, 07/16/29	1,150,000	1,252,821
2.72%, 09/27/29	200,000	212,822
2.75%, 01/15/30	450,000	481,298
2.13%, 07/08/30	250,000	254,158
2.14%, 09/23/30	250,000	247,129
SVB Financial Group
3.50%, 01/29/25	100,000	108,230
3.13%, 06/05/30 (a)	250,000	278,974
Svenska Handelsbanken AB
3.90%, 11/20/23	650,000	718,260
Synchrony Bank
3.00%, 06/15/22 (a)	750,000	774,341
Synchrony Financial
4.38%, 03/19/24 (a)	158,000	171,343
4.25%, 08/15/24 (a)	250,000	271,824
3.70%, 08/04/26 (a)	300,000	321,042
3.95%, 12/01/27 (a)	750,000	808,489
5.15%, 03/19/29 (a)	350,000	407,236
Synovus Financial Corp.
3.13%, 11/01/22 (a)	250,000	258,284
Toronto-Dominion Bank
1.80%, 07/13/21	300,000	303,665
1.90%, 12/01/22	450,000	464,670
0.75%, 06/12/23	150,000	151,001
3.50%, 07/19/23	1,250,000	1,358,331
0.45%, 09/11/23	200,000	199,700
3.25%, 03/11/24	300,000	326,052
2.65%, 06/12/24	500,000	535,515
1.15%, 06/12/25	150,000	152,459
0.75%, 09/11/25	375,000	374,233
Truist Bank
2.63%, 01/15/22 (a)	250,000	256,920
2.80%, 05/17/22 (a)	655,000	680,028
2.45%, 08/01/22 (a)	500,000	518,313
3.00%, 02/02/23 (a)	150,000	158,388
2.75%, 05/01/23 (a)	200,000	211,175
3.20%, 04/01/24 (a)	350,000	379,290
3.69%, 08/02/24 (a)(b)	500,000	543,665
1.50%, 03/10/25 (a)	400,000	412,636
3.63%, 09/16/25 (a)	750,000	847,417
3.80%, 10/30/26 (a)	500,000	579,217
2.25%, 03/11/30 (a)	600,000	619,743
Truist Financial Corp.
3.20%, 09/03/21 (a)	750,000	768,427
2.70%, 01/27/22 (a)	400,000	411,764
3.95%, 03/22/22 (a)	100,000	104,747
2.75%, 04/01/22 (a)	100,000	103,311
2.20%, 03/16/23 (a)	600,000	623,712
3.75%, 12/06/23 (a)	800,000	877,148
2.50%, 08/01/24 (a)	160,000	170,582
4.00%, 05/01/25 (a)	750,000	853,301
3.70%, 06/05/25 (a)	230,000	260,875
1.20%, 08/05/25 (a)	300,000	306,297
1.13%, 08/03/27 (a)	500,000	499,250
3.88%, 03/19/29 (a)	100,000	114,825
US Bancorp
3.00%, 03/15/22 (a)	510,000	529,054
2.95%, 07/15/22 (a)	1,500,000	1,566,277
3.70%, 01/30/24 (a)	250,000	275,361
3.38%, 02/05/24 (a)	450,000	490,248
2.40%, 07/30/24 (a)	400,000	426,334
3.60%, 09/11/24 (a)	700,000	776,909
1.45%, 05/12/25 (a)	500,000	517,283
2.38%, 07/22/26 (a)	200,000	218,474
3.15%, 04/27/27 (a)	500,000	564,602

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 04/26/28 (a)	1,200,000	1,434,084
1.38%, 07/22/30 (a)	350,000	347,811
US Bank NA
1.80%, 01/21/22 (a)	250,000	254,596
1.95%, 01/09/23 (a)	250,000	258,715
2.85%, 01/23/23 (a)	250,000	263,843
2.05%, 01/21/25 (a)	550,000	581,925
2.80%, 01/27/25 (a)	500,000	544,715
Webster Financial Corp.
4.10%, 03/25/29 (a)	100,000	109,607
Wells Fargo & Co.
2.10%, 07/26/21	850,000	862,112
3.50%, 03/08/22	1,400,000	1,461,271
2.63%, 07/22/22	1,594,000	1,653,743
3.07%, 01/24/23 (a)	1,350,000	1,392,781
3.45%, 02/13/23	600,000	636,714
4.48%, 01/16/24	250,000	277,015
3.75%, 01/24/24 (a)	1,000,000	1,087,985
1.65%, 06/02/24 (a)(b)	650,000	662,480
3.30%, 09/09/24	1,100,000	1,198,763
3.00%, 02/19/25	650,000	702,998
3.55%, 09/29/25	750,000	835,916
2.41%, 10/30/25 (a)(b)	1,200,000	1,258,104
2.16%, 02/11/26 (a)(b)	800,000	831,172
3.00%, 04/22/26	1,250,000	1,363,200
2.19%, 04/30/26 (a)(b)	1,000,000	1,042,980
4.10%, 06/03/26	1,450,000	1,633,998
7.57%, 08/01/26	150,000	195,174
3.00%, 10/23/26	1,100,000	1,202,740
3.20%, 06/17/27 (a)(b)	750,000	818,790
4.30%, 07/22/27	800,000	918,016
3.58%, 05/22/28 (a)(b)	950,000	1,063,169
2.39%, 06/02/28 (a)(b)	250,000	261,030
4.15%, 01/24/29 (a)	750,000	882,739
2.88%, 10/30/30 (a)(b)	1,200,000	1,287,684
2.57%, 02/11/31 (a)(b)	1,000,000	1,048,910
4.48%, 04/04/31 (a)(b)	850,000	1,029,652
5.38%, 02/07/35	500,000	686,130
5.50%, 08/01/35	400,000	531,980
5.95%, 12/15/36	200,000	261,411
3.07%, 04/30/41 (a)(b)	1,000,000	1,044,125
5.38%, 11/02/43	650,000	860,639
5.61%, 01/15/44	1,150,000	1,553,995
4.65%, 11/04/44	750,000	921,506
3.90%, 05/01/45	700,000	819,175
4.90%, 11/17/45	650,000	823,121
4.40%, 06/14/46	600,000	715,632
4.75%, 12/07/46	700,000	874,783
5.01%, 04/04/51 (a)(b)	1,850,000	2,542,094
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	650,000	670,439
3.55%, 08/14/23 (a)	1,300,000	1,408,335
6.60%, 01/15/38	500,000	732,100
Westpac Banking Corp.
2.00%, 08/19/21	250,000	253,885
2.80%, 01/11/22	250,000	258,068
2.50%, 06/28/22	250,000	259,529
2.75%, 01/11/23	1,050,000	1,105,162
2.00%, 01/13/23	200,000	206,986
3.65%, 05/15/23	250,000	270,791
3.30%, 02/26/24	250,000	271,686
2.35%, 02/19/25	250,000	266,869
2.85%, 05/13/26	600,000	665,778
2.70%, 08/19/26	450,000	495,209
3.35%, 03/08/27	450,000	516,798
3.40%, 01/25/28	300,000	345,522
2.65%, 01/16/30	250,000	276,125
2.89%, 02/04/30 (a)(b)	400,000	413,554
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.32%, 11/23/31 (a)(b)	500,000	564,660
4.11%, 07/24/34 (a)(b)	800,000	900,688
4.42%, 07/24/39	300,000	369,027
		474,891,313
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	250,000	275,251
3.30%, 06/15/30 (a)	300,000	320,808
Ameriprise Financial, Inc.
3.00%, 03/22/22	50,000	51,889
3.70%, 10/15/24	475,000	530,853
3.00%, 04/02/25 (a)	150,000	164,174
2.88%, 09/15/26 (a)	250,000	274,923
BGC Partners, Inc.
5.38%, 07/24/23	200,000	212,052
3.75%, 10/01/24 (a)	300,000	302,214
4.38%, 12/15/25 (a)(c)	100,000	101,845
BlackRock, Inc.
3.50%, 03/18/24	1,250,000	1,378,206
3.20%, 03/15/27	50,000	56,789
3.25%, 04/30/29 (a)	200,000	231,511
2.40%, 04/30/30 (a)	250,000	272,306
1.90%, 01/28/31 (a)	200,000	207,739
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	200,000	224,047
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	250,000	275,734
3.90%, 01/25/28 (a)	500,000	559,617
4.85%, 03/29/29 (a)	250,000	298,977
4.35%, 04/15/30 (a)	250,000	292,520
4.70%, 09/20/47 (a)	300,000	354,267
3.45%, 04/15/50 (a)	200,000	196,509
3.50%, 03/30/51 (a)	250,000	247,285
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	200,000	228,112
Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	200,000	209,950
3.55%, 02/01/24 (a)(d)	150,000	164,161
4.20%, 03/24/25 (a)(d)	250,000	287,383
3.85%, 05/21/25 (a)(d)	125,000	141,969
3.20%, 01/25/28 (a)(d)	450,000	508,662
4.00%, 02/01/29 (a)(d)	250,000	301,221
3.25%, 05/22/29 (a)(d)	200,000	230,098
4.63%, 03/22/30 (a)(d)	250,000	317,066
CME Group, Inc.
3.00%, 03/15/25 (a)	500,000	547,565
5.30%, 09/15/43 (a)	300,000	441,367
4.15%, 06/15/48 (a)	200,000	265,442
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	200,000	208,505
3.80%, 08/24/27 (a)	100,000	112,464
4.50%, 06/20/28 (a)	250,000	293,269
Eaton Vance Corp.
3.50%, 04/06/27 (a)	123,000	135,949
Franklin Resources, Inc.
2.80%, 09/15/22	100,000	104,518
2.85%, 03/30/25	150,000	164,055
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	250,000	258,786
0.70%, 06/15/23	200,000	200,696
3.45%, 09/21/23 (a)	150,000	162,287
4.00%, 10/15/23	500,000	550,177
3.75%, 12/01/25 (a)	250,000	283,888
3.10%, 09/15/27 (a)	100,000	110,660
3.75%, 09/21/28 (a)	500,000	580,170

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.10%, 06/15/30 (a)	500,000	516,607
1.85%, 09/15/32 (a)	500,000	499,587
2.65%, 09/15/40 (a)	250,000	250,909
4.25%, 09/21/48 (a)	400,000	498,046
3.00%, 06/15/50 (a)	500,000	522,930
3.00%, 09/15/60 (a)	500,000	507,877
Invesco Finance PLC
3.13%, 11/30/22	250,000	263,884
3.75%, 01/15/26	350,000	395,111
5.38%, 11/30/43	100,000	124,141
Jefferies Group LLC
5.13%, 01/20/23	500,000	545,307
6.25%, 01/15/36	100,000	125,176
6.50%, 01/20/43	150,000	190,244
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	792,732
4.15%, 01/23/30	200,000	225,327
Lazard Group LLC
3.63%, 03/01/27 (a)	200,000	215,796
4.50%, 09/19/28 (a)	150,000	173,548
4.38%, 03/11/29 (a)	150,000	172,433
Legg Mason, Inc.
4.75%, 03/15/26	250,000	297,715
5.63%, 01/15/44	176,000	241,922
Nasdaq, Inc.
3.85%, 06/30/26 (a)	350,000	401,371
3.25%, 04/28/50 (a)	150,000	157,696
Nomura Holdings, Inc.
2.65%, 01/16/25	500,000	527,017
1.85%, 07/16/25	500,000	509,165
3.10%, 01/16/30	500,000	531,845
2.68%, 07/16/30	350,000	360,894
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	230,259
4.65%, 04/01/30 (a)	200,000	243,810
4.95%, 07/15/46	300,000	389,346
Stifel Financial Corp.
4.25%, 07/18/24	100,000	112,301
4.00%, 05/15/30 (a)	200,000	221,093
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	200,000	206,738
3.75%, 04/01/24 (a)	200,000	221,173
3.30%, 04/01/27 (a)	450,000	506,007
2.75%, 10/01/29 (a)	150,000	166,667
		24,982,610
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.00%, 10/01/21	250,000	258,101
3.95%, 02/01/22 (a)	950,000	961,880
3.50%, 05/26/22 (a)	150,000	151,979
4.63%, 07/01/22	150,000	153,744
3.30%, 01/23/23 (a)	250,000	251,144
4.13%, 07/03/23 (a)	300,000	306,339
4.88%, 01/16/24 (a)	250,000	258,352
3.15%, 02/15/24 (a)	400,000	396,506
6.50%, 07/15/25 (a)	200,000	215,915
4.45%, 10/01/25 (a)	150,000	149,939
4.45%, 04/03/26 (a)	650,000	647,007
3.65%, 07/21/27 (a)	1,050,000	962,519
4.63%, 10/15/27 (a)	150,000	145,633
Air Lease Corp.
3.50%, 01/15/22	250,000	256,824
3.75%, 02/01/22 (a)	140,000	142,857
2.63%, 07/01/22 (a)	100,000	100,937
2.25%, 01/15/23	200,000	200,811
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/15/23 (a)	250,000	253,836
3.88%, 07/03/23 (a)	100,000	104,239
4.25%, 09/15/24 (a)	650,000	679,364
2.30%, 02/01/25 (a)	250,000	245,927
3.25%, 03/01/25 (a)	200,000	203,497
2.88%, 01/15/26 (a)	200,000	197,477
3.75%, 06/01/26 (a)	250,000	254,447
3.63%, 04/01/27 (a)	650,000	644,225
3.63%, 12/01/27 (a)	149,000	147,682
4.63%, 10/01/28 (a)	150,000	156,242
3.25%, 10/01/29 (a)	150,000	142,523
3.00%, 02/01/30 (a)	200,000	186,493
Aircastle Ltd.
5.50%, 02/15/22	100,000	102,212
5.00%, 04/01/23	250,000	250,947
4.40%, 09/25/23 (a)	250,000	247,696
4.13%, 05/01/24 (a)	300,000	295,947
4.25%, 06/15/26 (a)	200,000	185,406
Ares Capital Corp.
3.63%, 01/19/22 (a)	100,000	102,837
3.50%, 02/10/23 (a)	350,000	359,877
4.20%, 06/10/24 (a)	400,000	416,342
4.25%, 03/01/25 (a)	100,000	103,696
3.25%, 07/15/25 (a)	300,000	298,278
3.88%, 01/15/26 (a)	450,000	458,563
FS KKR Capital Corp.
4.63%, 07/15/24 (a)	100,000	101,303
4.13%, 02/01/25 (a)	350,000	347,111
GATX Corp.
4.35%, 02/15/24 (a)	100,000	110,005
3.85%, 03/30/27 (a)	200,000	220,644
3.50%, 03/15/28 (a)	100,000	109,168
4.55%, 11/07/28 (a)	350,000	411,136
4.70%, 04/01/29 (a)	255,000	305,602
5.20%, 03/15/44 (a)	150,000	189,664
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	500,000	536,170
4.05%, 05/15/27 (a)(c)	250,000	269,312
4.40%, 05/15/30 (a)(c)	750,000	804,536
4.55%, 05/15/32 (a)(c)	250,000	268,290
GE Capital International Funding Co.
3.37%, 11/15/25	850,000	909,751
4.42%, 11/15/35	3,775,000	3,987,570
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	125,000	131,063
International Lease Finance Corp.
5.88%, 08/15/22	250,000	267,865
Main Street Capital Corp.
5.20%, 05/01/24	150,000	157,711
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	100,000	100,188
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	200,000	208,454
4.00%, 03/30/25 (a)	250,000	252,515
4.25%, 01/15/26 (a)	200,000	202,800
Prospect Capital Corp.
5.88%, 03/15/23	150,000	155,072
		21,644,170
Financial Other 0.0%
Andrew W Mellon Foundation
Series 2020
0.95%, 08/01/27 (a)	250,000	250,667
CME Group, Inc.
3.00%, 09/15/22	200,000	210,209

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ORIX Corp.
2.90%, 07/18/22	540,000	560,612
4.05%, 01/16/24	150,000	164,544
3.70%, 07/18/27	143,000	162,297
		1,348,329
Insurance 1.2%
ACE Capital Trust II
9.70%, 04/01/30	100,000	150,151
Aegon NV
5.50%, 04/11/48 (a)(b)	250,000	275,550
Aetna, Inc.
2.75%, 11/15/22 (a)	150,000	156,062
2.80%, 06/15/23 (a)	250,000	263,240
3.50%, 11/15/24 (a)	700,000	770,539
6.63%, 06/15/36	150,000	213,974
6.75%, 12/15/37	250,000	361,927
4.50%, 05/15/42 (a)	300,000	360,756
4.75%, 03/15/44 (a)	250,000	310,046
3.88%, 08/15/47 (a)	150,000	168,170
Aflac, Inc.
3.63%, 06/15/23	500,000	541,915
3.63%, 11/15/24	150,000	167,807
3.25%, 03/17/25	100,000	110,745
3.60%, 04/01/30 (a)	350,000	410,212
4.75%, 01/15/49 (a)	250,000	327,815
Alleghany Corp.
4.95%, 06/27/22	150,000	160,430
3.63%, 05/15/30 (a)	300,000	338,410
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	300,000	323,553
Allstate Corp.
3.15%, 06/15/23	450,000	484,681
3.28%, 12/15/26 (a)	250,000	284,718
5.35%, 06/01/33	79,000	108,559
4.50%, 06/15/43	450,000	579,352
4.20%, 12/15/46 (a)	226,000	284,813
3.85%, 08/10/49 (a)	250,000	302,391
6.50%, 05/15/57 (a)(b)	100,000	128,688
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	100,000	109,100
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	121,713
4.50%, 06/15/47 (a)	250,000	279,043
American International Group, Inc.
4.88%, 06/01/22	540,000	578,780
4.13%, 02/15/24	450,000	498,726
2.50%, 06/30/25 (a)	450,000	480,796
3.75%, 07/10/25 (a)	500,000	560,637
3.90%, 04/01/26 (a)	450,000	512,629
4.20%, 04/01/28 (a)	400,000	465,056
4.25%, 03/15/29 (a)	200,000	235,450
3.40%, 06/30/30 (a)	500,000	554,220
3.88%, 01/15/35 (a)	250,000	288,052
4.70%, 07/10/35 (a)	200,000	250,350
4.50%, 07/16/44 (a)	700,000	821,828
4.80%, 07/10/45 (a)	500,000	610,640
4.75%, 04/01/48 (a)	350,000	429,977
5.75%, 04/01/48 (a)(b)	210,000	229,177
4.38%, 06/30/50 (a)	300,000	352,954
4.38%, 01/15/55 (a)	550,000	634,274
8.18%, 05/15/58 (a)(b)	50,000	70,868
Anthem, Inc.
3.70%, 08/15/21 (a)	100,000	102,022
3.13%, 05/15/22	250,000	260,828
2.95%, 12/01/22 (a)	750,000	788,164
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 01/15/23	750,000	795,341
3.50%, 08/15/24 (a)	350,000	383,651
3.35%, 12/01/24 (a)	150,000	164,672
2.38%, 01/15/25 (a)	300,000	318,649
3.65%, 12/01/27 (a)	500,000	569,442
4.10%, 03/01/28 (a)	250,000	291,262
2.88%, 09/15/29 (a)	210,000	227,358
2.25%, 05/15/30 (a)	450,000	463,621
5.95%, 12/15/34	100,000	143,287
5.85%, 01/15/36	100,000	136,588
6.38%, 06/15/37	50,000	73,123
4.63%, 05/15/42	600,000	757,494
4.65%, 01/15/43	475,000	600,008
5.10%, 01/15/44	200,000	266,959
4.65%, 08/15/44 (a)	500,000	630,012
4.38%, 12/01/47 (a)	250,000	306,595
4.55%, 03/01/48 (a)	150,000	189,224
3.70%, 09/15/49 (a)	250,000	279,619
3.13%, 05/15/50 (a)	350,000	356,429
Aon Corp.
8.21%, 01/01/27	100,000	129,399
4.50%, 12/15/28 (a)	100,000	121,228
3.75%, 05/02/29 (a)	100,000	115,749
6.25%, 09/30/40	150,000	221,956
Aon PLC
4.00%, 11/27/23 (a)	300,000	328,372
3.50%, 06/14/24 (a)	500,000	546,665
3.88%, 12/15/25 (a)	300,000	343,137
4.60%, 06/14/44 (a)	300,000	383,635
4.75%, 05/15/45 (a)	250,000	327,009
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	200,000	232,163
5.03%, 12/15/46 (a)	400,000	515,600
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	269,040
Arch Capital Group US, Inc.
5.14%, 11/01/43	50,000	63,840
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	107,819
4.90%, 03/27/28 (a)	150,000	167,165
3.70%, 02/22/30 (a)	100,000	104,450
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	200,000	225,583
Athene Holding Ltd.
4.13%, 01/12/28 (a)	450,000	489,631
6.15%, 04/03/30 (a)	200,000	239,331
AXA S.A.
8.60%, 12/15/30	500,000	759,005
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	400,000	441,350
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	365,188
1.85%, 03/12/30 (a)	100,000	104,343
5.75%, 01/15/40	100,000	154,154
4.40%, 05/15/42	350,000	454,036
4.30%, 05/15/43	300,000	388,345
4.20%, 08/15/48 (a)	950,000	1,218,788
4.25%, 01/15/49 (a)	600,000	781,425
Berkshire Hathaway, Inc.
3.00%, 02/11/23	250,000	265,326
2.75%, 03/15/23 (a)	700,000	737,628
3.13%, 03/15/26 (a)	1,495,000	1,671,365
4.50%, 02/11/43	50,000	66,654

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	480,000	499,166
5.63%, 05/15/30 (a)	300,000	349,732
4.70%, 06/22/47 (a)	485,000	469,560
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	295,000	325,733
4.50%, 03/15/29 (a)	50,000	56,823
2.38%, 03/15/31 (a)	250,000	252,565
Chubb Corp.
6.00%, 05/11/37	250,000	376,281
6.50%, 05/15/38	260,000	405,931
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	400,000	419,060
2.70%, 03/13/23	250,000	263,069
3.15%, 03/15/25	400,000	442,104
3.35%, 05/03/26 (a)	500,000	567,482
1.38%, 09/15/30 (a)	350,000	346,388
4.35%, 11/03/45 (a)	600,000	788,328
Cincinnati Financial Corp.
6.92%, 05/15/28	350,000	465,717
6.13%, 11/01/34	50,000	71,587
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	110,823
4.50%, 03/01/26 (a)	350,000	411,665
3.45%, 08/15/27 (a)	150,000	168,604
3.90%, 05/01/29 (a)	25,000	28,716
2.05%, 08/15/30 (a)	250,000	249,354
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	320,000	371,206
Enstar Group Ltd.
4.95%, 06/01/29 (a)	250,000	280,290
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	250,000	268,641
4.35%, 04/20/28 (a)	550,000	626,827
5.00%, 04/20/48 (a)	500,000	591,655
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	115,000	132,517
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	250,000	275,263
4.63%, 04/29/30 (a)(c)	250,000	272,606
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	150,000	173,249
3.40%, 06/15/30 (a)	200,000	215,981
2.45%, 03/15/31 (a)	250,000	248,446
First American Financial Corp.
4.00%, 05/15/30 (a)	200,000	220,764
Globe Life, Inc.
4.55%, 09/15/28 (a)	270,000	322,747
2.15%, 08/15/30 (a)	250,000	251,083
Hanover Insurance Group, Inc.
4.50%, 04/15/26 (a)	150,000	170,471
2.50%, 09/01/30 (a)	250,000	257,068
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	20,000	21,679
5.95%, 10/15/36	300,000	414,529
6.10%, 10/01/41	150,000	213,744
4.40%, 03/15/48 (a)	150,000	185,203
3.60%, 08/19/49 (a)	250,000	280,528
Humana, Inc.
3.85%, 10/01/24 (a)	600,000	663,324
4.50%, 04/01/25 (a)	200,000	230,025
3.95%, 03/15/27 (a)	100,000	114,454
3.13%, 08/15/29 (a)	200,000	221,538
4.88%, 04/01/30 (a)	200,000	250,360
4.63%, 12/01/42 (a)	100,000	126,018
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.95%, 10/01/44 (a)	250,000	332,339
4.80%, 03/15/47 (a)	150,000	198,201
3.95%, 08/15/49 (a)	150,000	179,234
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	109,883
2.40%, 09/30/30 (a)	200,000	198,158
Lincoln National Corp.
3.35%, 03/09/25	168,000	184,018
3.63%, 12/12/26 (a)	104,000	117,501
3.80%, 03/01/28 (a)	600,000	691,053
3.05%, 01/15/30 (a)	50,000	54,132
3.40%, 01/15/31 (a)	250,000	278,670
6.30%, 10/09/37	150,000	198,659
7.00%, 06/15/40	150,000	220,584
4.35%, 03/01/48 (a)	150,000	173,440
Loews Corp.
2.63%, 05/15/23 (a)	150,000	157,509
3.75%, 04/01/26 (a)	250,000	285,068
3.20%, 05/15/30 (a)	250,000	279,670
6.00%, 02/01/35	100,000	139,395
4.13%, 05/15/43 (a)	100,000	116,511
Manulife Financial Corp.
4.15%, 03/04/26	350,000	411,512
2.48%, 05/19/27 (a)	250,000	267,526
4.06%, 02/24/32 (a)(b)	250,000	271,535
5.38%, 03/04/46	200,000	281,083
Markel Corp.
3.50%, 11/01/27 (a)	500,000	552,867
3.35%, 09/17/29 (a)	100,000	110,123
5.00%, 04/05/46	75,000	99,629
4.30%, 11/01/47 (a)	50,000	60,685
5.00%, 05/20/49 (a)	200,000	267,712
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (a)	200,000	204,837
3.88%, 03/15/24 (a)	350,000	388,241
3.50%, 06/03/24 (a)	500,000	547,502
3.75%, 03/14/26 (a)	250,000	283,596
4.38%, 03/15/29 (a)	500,000	608,190
2.25%, 11/15/30 (a)	275,000	288,654
4.75%, 03/15/39 (a)	250,000	331,416
4.35%, 01/30/47 (a)	300,000	388,428
4.20%, 03/01/48 (a)	100,000	126,715
4.90%, 03/15/49 (a)	500,000	697,915
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	108,685
MetLife, Inc.
3.60%, 04/10/24	1,215,000	1,343,784
3.00%, 03/01/25	100,000	110,630
3.60%, 11/13/25 (a)	250,000	283,664
4.55%, 03/23/30 (a)	300,000	376,219
5.70%, 06/15/35	600,000	881,328
6.40%, 12/15/36 (a)	700,000	869,480
10.75%, 08/01/39 (a)(b)	100,000	163,622
5.88%, 02/06/41	250,000	366,409
4.13%, 08/13/42	250,000	305,316
4.88%, 11/13/43	100,000	134,485
4.72%, 12/15/44	50,000	65,905
4.05%, 03/01/45	150,000	183,702
4.60%, 05/13/46 (a)	650,000	852,481
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	65,000	75,872
Old Republic International Corp.
3.88%, 08/26/26 (a)	250,000	284,274
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	160,000	178,929

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Principal Financial Group, Inc.
3.13%, 05/15/23	250,000	266,886
3.10%, 11/15/26 (a)	150,000	167,195
3.70%, 05/15/29 (a)	150,000	175,121
2.13%, 06/15/30 (a)	250,000	259,230
4.63%, 09/15/42	200,000	252,221
4.35%, 05/15/43	250,000	303,541
4.30%, 11/15/46 (a)	50,000	60,744
Progressive Corp.
3.20%, 03/26/30 (a)	150,000	172,629
Prudential Financial, Inc.
4.50%, 11/16/21	150,000	156,949
3.88%, 03/27/28 (a)	350,000	411,943
2.10%, 03/10/30 (a)	250,000	262,424
5.75%, 07/15/33	100,000	134,533
5.70%, 12/14/36	90,000	129,089
6.63%, 12/01/37	300,000	452,803
3.00%, 03/10/40 (a)	200,000	215,887
5.88%, 09/15/42 (a)(b)	550,000	583,605
5.63%, 06/15/43 (a)(b)	600,000	640,254
5.20%, 03/15/44 (a)(b)	100,000	105,763
4.60%, 05/15/44	300,000	374,328
5.38%, 05/15/45 (a)(b)	300,000	327,061
3.91%, 12/07/47 (a)	350,000	394,887
4.42%, 03/27/48 (a)	250,000	302,454
5.70%, 09/15/48 (a)(b)	200,000	226,635
3.94%, 12/07/49 (a)	350,000	395,325
4.35%, 02/25/50 (a)	250,000	301,392
3.70%, 10/01/50 (a)(b)	250,000	254,796
3.70%, 03/13/51 (a)	450,000	497,189
Prudential PLC
3.13%, 04/14/30	350,000	388,876
Reinsurance Group of America, Inc.
4.70%, 09/15/23	365,000	405,205
3.90%, 05/15/29 (a)	200,000	228,280
3.15%, 06/15/30 (a)	250,000	272,986
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	300,000	339,202
The Progressive Corp.
4.00%, 03/01/29 (a)	560,000	674,223
6.25%, 12/01/32	110,000	162,833
4.35%, 04/25/44	150,000	194,888
3.70%, 01/26/45	150,000	179,401
4.13%, 04/15/47 (a)	250,000	322,257
4.20%, 03/15/48 (a)	300,000	389,530
3.95%, 03/26/50 (a)	200,000	254,777
Transatlantic Holdings, Inc.
8.00%, 11/30/39	171,000	271,322
Travelers Cos., Inc.
6.75%, 06/20/36	50,000	77,687
6.25%, 06/15/37	500,000	759,812
4.60%, 08/01/43	200,000	262,494
4.30%, 08/25/45 (a)	50,000	63,712
3.75%, 05/15/46 (a)	200,000	235,851
4.00%, 05/30/47 (a)	150,000	184,906
4.10%, 03/04/49 (a)	300,000	376,467
2.55%, 04/27/50 (a)	350,000	344,605
Travelers Property Casualty Corp.
6.38%, 03/15/33	300,000	443,949
Trinity Acquisition PLC
4.40%, 03/15/26 (a)	110,000	126,980
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	154,669
2.88%, 03/15/22 (a)	500,000	515,260
3.35%, 07/15/22	500,000	527,112
2.38%, 10/15/22	380,000	395,593
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/15/23 (a)	250,000	262,308
2.88%, 03/15/23	400,000	423,808
3.50%, 06/15/23	382,000	412,946
3.50%, 02/15/24	500,000	548,770
2.38%, 08/15/24	450,000	479,349
3.75%, 07/15/25	750,000	856,612
3.70%, 12/15/25	100,000	114,652
1.25%, 01/15/26 (a)	100,000	102,425
3.10%, 03/15/26	250,000	279,769
3.85%, 06/15/28	450,000	530,797
3.88%, 12/15/28	350,000	416,750
2.88%, 08/15/29	300,000	334,918
2.00%, 05/15/30 (a)	500,000	523,365
4.63%, 07/15/35	500,000	657,115
5.80%, 03/15/36	200,000	289,586
6.63%, 11/15/37	350,000	555,086
6.88%, 02/15/38	750,000	1,208,239
3.50%, 08/15/39 (a)	400,000	461,338
2.75%, 05/15/40 (a)	500,000	526,822
5.70%, 10/15/40 (a)	100,000	146,979
5.95%, 02/15/41 (a)	150,000	223,550
4.63%, 11/15/41 (a)	73,000	95,797
4.75%, 07/15/45	650,000	884,055
4.20%, 01/15/47 (a)	400,000	508,454
4.25%, 04/15/47 (a)	250,000	318,360
3.75%, 10/15/47 (a)	200,000	238,177
4.25%, 06/15/48 (a)	500,000	638,612
4.45%, 12/15/48 (a)	350,000	463,984
3.70%, 08/15/49 (a)	400,000	479,970
2.90%, 05/15/50 (a)	400,000	422,162
3.88%, 08/15/59 (a)	400,000	490,270
3.13%, 05/15/60 (a)	400,000	430,930
Unum Group
4.00%, 03/15/24	100,000	108,309
4.50%, 03/15/25 (a)	100,000	111,176
4.00%, 06/15/29 (a)	400,000	438,432
5.75%, 08/15/42	100,000	114,960
4.50%, 12/15/49 (a)	200,000	198,286
Voya Financial, Inc.
3.65%, 06/15/26	750,000	851,981
4.80%, 06/15/46	275,000	336,539
4.70%, 01/23/48 (a)(b)	100,000	100,166
Willis North America, Inc.
3.60%, 05/15/24 (a)	400,000	437,198
4.50%, 09/15/28 (a)	300,000	358,587
2.95%, 09/15/29 (a)	200,000	216,333
5.05%, 09/15/48 (a)	150,000	205,104
3.88%, 09/15/49 (a)	100,000	116,208
WR Berkley Corp.
4.63%, 03/15/22	150,000	158,539
4.00%, 05/12/50 (a)	100,000	118,550
XLIT Ltd.
5.25%, 12/15/43	250,000	348,370
5.50%, 03/31/45	100,000	132,482
		102,323,317
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	250,000	258,151
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24 (a)	200,000	221,300
4.30%, 01/15/26 (a)	250,000	290,604
3.80%, 04/15/26 (a)	150,000	172,028
3.95%, 01/15/28 (a)	250,000	288,232
2.75%, 12/15/29 (a)	50,000	54,482
4.70%, 07/01/30 (a)	250,000	309,671
4.90%, 12/15/30 (a)	250,000	316,319

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 08/15/31 (a)	230,000	259,876
1.88%, 02/01/33 (a)	250,000	246,455
4.85%, 04/15/49 (a)	150,000	202,280
4.00%, 02/01/50 (a)	150,000	180,773
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	250,000	263,197
3.30%, 07/15/26 (a)	250,000	268,052
2.85%, 02/01/30 (a)	200,000	202,613
3.88%, 01/30/31 (a)	125,000	136,649
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	190,000	215,999
4.90%, 02/15/29 (a)	100,000	119,382
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	772,415
3.45%, 06/01/25 (a)	150,000	167,342
3.35%, 05/15/27 (a)	250,000	279,389
3.20%, 01/15/28 (a)	250,000	279,696
3.30%, 06/01/29 (a)	150,000	170,971
2.30%, 03/01/30 (a)	250,000	266,421
2.45%, 01/15/31 (a)	150,000	160,864
4.35%, 04/15/48 (a)	150,000	195,512
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,064,930
3.13%, 09/01/23 (a)	500,000	529,317
3.80%, 02/01/24 (a)	100,000	108,215
3.65%, 02/01/26 (a)	200,000	223,230
2.75%, 10/01/26 (a)	150,000	160,633
4.50%, 12/01/28 (a)	250,000	296,061
3.40%, 06/21/29 (a)	350,000	381,731
2.90%, 03/15/30 (a)	200,000	209,209
3.25%, 01/30/31 (a)	283,000	305,443
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	200,000	210,766
3.95%, 11/15/27 (a)	100,000	103,956
4.55%, 10/01/29 (a)	150,000	160,244
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	250,000	268,431
3.90%, 03/15/27 (a)	200,000	210,754
4.13%, 05/15/29 (a)	500,000	542,197
4.05%, 07/01/30 (a)	550,000	590,392
Camden Property Trust
4.10%, 10/15/28 (a)	150,000	177,049
3.15%, 07/01/29 (a)	366,000	408,205
2.80%, 05/15/30 (a)	250,000	272,196
3.35%, 11/01/49 (a)	100,000	110,171
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	200,000	205,170
Corporate Office Properties LP
3.60%, 05/15/23 (a)	150,000	157,658
2.25%, 03/15/26 (a)	250,000	252,997
CubeSmart LP
4.00%, 11/15/25 (a)	250,000	280,566
4.38%, 02/15/29 (a)	118,000	139,248
3.00%, 02/15/30 (a)	150,000	161,276
2.00%, 02/15/31 (a)(e)	250,000	247,671
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	200,000	212,658
3.45%, 11/15/29 (a)	200,000	217,190
2.15%, 11/01/30 (a)	250,000	244,919
Digital Realty Trust LP
2.75%, 02/01/23 (a)	200,000	209,468
3.70%, 08/15/27 (a)	370,000	416,237
4.45%, 07/15/28 (a)	300,000	358,710
3.60%, 07/01/29 (a)	300,000	344,353
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Realty LP
3.75%, 12/01/24 (a)	550,000	605,800
2.88%, 11/15/29 (a)	150,000	164,069
1.75%, 07/01/30 (a)	250,000	250,424
3.05%, 03/01/50 (a)	100,000	107,460
EPR Properties
4.75%, 12/15/26 (a)	250,000	239,180
4.50%, 06/01/27 (a)	350,000	323,893
4.95%, 04/15/28 (a)	100,000	97,369
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	276,744
2.85%, 11/01/26 (a)	650,000	719,046
3.25%, 08/01/27 (a)	250,000	278,395
3.50%, 03/01/28 (a)	200,000	226,736
4.15%, 12/01/28 (a)	50,000	59,600
3.00%, 07/01/29 (a)	200,000	221,205
4.50%, 07/01/44 (a)	150,000	193,082
4.50%, 06/01/45 (a)	250,000	324,307
Essex Portfolio LP
3.25%, 05/01/23 (a)	150,000	158,016
3.88%, 05/01/24 (a)	200,000	218,992
3.50%, 04/01/25 (a)	300,000	330,390
3.63%, 05/01/27 (a)	150,000	166,280
4.00%, 03/01/29 (a)	150,000	173,540
3.00%, 01/15/30 (a)	150,000	161,934
1.65%, 01/15/31 (a)	250,000	244,348
2.65%, 03/15/32 (a)	200,000	211,493
4.50%, 03/15/48 (a)	114,000	145,830
2.65%, 09/01/50 (a)	250,000	234,628
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	200,000	217,320
3.25%, 07/15/27 (a)	200,000	212,502
3.20%, 06/15/29 (a)	100,000	106,381
4.50%, 12/01/44 (a)	200,000	228,540
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	150,000	152,514
2.05%, 03/15/31 (a)(e)	250,000	247,617
Healthcare Trust of America Holdings LP
3.75%, 07/01/27 (a)	650,000	724,168
2.00%, 03/15/31 (a)	250,000	246,066
Healthpeak Properties, Inc.
4.25%, 11/15/23 (a)	23,000	25,144
4.20%, 03/01/24 (a)	200,000	220,359
3.40%, 02/01/25 (a)	250,000	274,585
3.25%, 07/15/26 (a)	300,000	335,698
3.50%, 07/15/29 (a)	250,000	279,487
3.00%, 01/15/30 (a)	250,000	270,049
6.75%, 02/01/41 (a)	250,000	365,894
Highwoods Realty LP
4.20%, 04/15/29 (a)	400,000	449,098
3.05%, 02/15/30 (a)	150,000	155,842
2.60%, 02/01/31 (a)	250,000	248,855
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	259,020
3.88%, 04/01/24 (a)	200,000	207,520
3.38%, 12/15/29 (a)	300,000	282,367
3.50%, 09/15/30 (a)	375,000	359,209
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	150,000	162,093
4.65%, 04/01/29 (a)	250,000	285,741
3.25%, 01/15/30 (a)	150,000	155,512
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	260,572
4.38%, 10/01/25 (a)	350,000	387,691
4.25%, 08/15/29 (a)	200,000	226,265

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.05%, 02/15/30 (a)	200,000	209,643
2.50%, 11/15/32 (a)	250,000	245,335
Kimco Realty Corp.
3.40%, 11/01/22 (a)	600,000	633,219
2.80%, 10/01/26 (a)	550,000	586,413
1.90%, 03/01/28 (a)	250,000	246,269
2.70%, 10/01/30 (a)	300,000	306,190
4.25%, 04/01/45 (a)	150,000	160,662
4.45%, 09/01/47 (a)	150,000	165,741
3.70%, 10/01/49 (a)	150,000	148,229
Lexington Realty Trust
2.70%, 09/15/30 (a)	250,000	255,066
Life Storage LP
3.88%, 12/15/27 (a)	350,000	392,772
4.00%, 06/15/29 (a)	150,000	170,878
2.20%, 10/15/30 (a)	250,000	250,445
Mid-America Apartments LP
3.75%, 06/15/24 (a)	250,000	272,207
4.00%, 11/15/25 (a)	150,000	169,057
3.60%, 06/01/27 (a)	60,000	66,971
4.20%, 06/15/28 (a)	350,000	410,310
2.75%, 03/15/30 (a)	100,000	107,842
1.70%, 02/15/31 (a)	250,000	246,409
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	108,373
3.60%, 12/15/26 (a)	250,000	270,769
3.50%, 10/15/27 (a)	125,000	133,544
4.30%, 10/15/28 (a)	200,000	225,654
2.50%, 04/15/30 (a)	100,000	99,424
4.80%, 10/15/48 (a)	150,000	176,137
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	176,294
4.25%, 05/15/24 (a)	250,000	251,649
4.50%, 02/01/25 (a)	67,000	67,895
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	850,000	909,895
4.50%, 01/15/25 (a)	50,000	53,563
5.25%, 01/15/26 (a)	100,000	109,497
4.50%, 04/01/27 (a)	100,000	107,650
4.75%, 01/15/28 (a)	93,000	101,931
3.63%, 10/01/29 (a)	150,000	152,581
Physicians Realty LP
4.30%, 03/15/27 (a)	250,000	267,420
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	250,000	245,780
Prologis LP
3.75%, 11/01/25 (a)	466,000	532,114
3.25%, 10/01/26 (a)	150,000	170,015
4.38%, 02/01/29 (a)	25,000	30,754
2.25%, 04/15/30 (a)	350,000	372,725
1.25%, 10/15/30 (a)	250,000	245,123
3.00%, 04/15/50 (a)	400,000	430,734
2.13%, 10/15/50 (a)	300,000	271,159
Public Storage
3.09%, 09/15/27 (a)	250,000	280,532
3.39%, 05/01/29 (a)	150,000	173,192
Realty Income Corp.
3.88%, 07/15/24 (a)	650,000	719,017
3.00%, 01/15/27 (a)	500,000	544,617
3.65%, 01/15/28 (a)	500,000	564,277
3.25%, 01/15/31 (a)	250,000	276,874
4.65%, 03/15/47 (a)	200,000	263,195
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	270,261
4.13%, 03/15/28 (a)	200,000	224,212
2.95%, 09/15/29 (a)	150,000	155,828
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.40%, 02/01/47 (a)	300,000	337,179
4.65%, 03/15/49 (a)	50,000	58,424
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	250,000	250,277
Sabra Health Care LP
4.80%, 06/01/24 (a)	150,000	157,604
5.13%, 08/15/26 (a)	100,000	108,381
3.90%, 10/15/29 (a)	250,000	244,533
Simon Property Group LP
2.35%, 01/30/22 (a)	300,000	305,280
2.75%, 02/01/23 (a)	500,000	521,472
2.75%, 06/01/23 (a)	500,000	523,765
3.75%, 02/01/24 (a)	250,000	270,446
2.00%, 09/13/24 (a)	125,000	128,954
3.38%, 10/01/24 (a)	100,000	108,231
3.50%, 09/01/25 (a)	150,000	164,598
3.30%, 01/15/26 (a)	250,000	271,171
3.38%, 06/15/27 (a)	750,000	801,900
2.45%, 09/13/29 (a)	450,000	448,002
6.75%, 02/01/40 (a)	420,000	591,625
4.75%, 03/15/42 (a)	250,000	287,697
4.25%, 10/01/44 (a)	150,000	162,977
4.25%, 11/30/46 (a)	100,000	107,492
3.25%, 09/13/49 (a)	400,000	366,120
3.80%, 07/15/50 (a)	250,000	254,249
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	153,848
4.25%, 02/01/26 (a)	200,000	214,216
4.70%, 06/01/27 (a)	204,000	215,695
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	250,000	255,206
Spirit Realty LP
4.45%, 09/15/26 (a)	60,000	64,852
3.20%, 01/15/27 (a)	200,000	203,767
3.40%, 01/15/30 (a)	250,000	248,987
3.20%, 02/15/31 (a)	250,000	244,274
STORE Capital Corp.
4.50%, 03/15/28 (a)	85,000	91,554
4.63%, 03/15/29 (a)	150,000	161,090
Tanger Properties LP
3.13%, 09/01/26 (a)	100,000	96,133
3.88%, 07/15/27 (a)	150,000	146,762
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	163,559
3.50%, 01/15/28 (a)	145,000	161,322
4.40%, 01/26/29 (a)	150,000	177,788
3.00%, 08/15/31 (a)	600,000	652,125
2.10%, 08/01/32 (a)	100,000	99,568
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	156,799
3.50%, 04/15/24 (a)	150,000	160,520
3.75%, 05/01/24 (a)	150,000	160,618
2.65%, 01/15/25 (a)	300,000	314,061
3.25%, 10/15/26 (a)	200,000	213,210
4.00%, 03/01/28 (a)	650,000	708,357
4.40%, 01/15/29 (a)	150,000	169,329
4.75%, 11/15/30 (a)	200,000	233,725
5.70%, 09/30/43 (a)	250,000	298,264
4.88%, 04/15/49 (a)	250,000	280,940
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	215,577
4.63%, 11/01/25 (a)	150,000	165,704
3.95%, 08/15/27 (a)	550,000	587,524
3.40%, 01/15/28 (a)	250,000	261,056
3.10%, 12/15/29 (a)	100,000	100,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	156,374
Welltower, Inc.
3.75%, 03/15/23 (a)	350,000	370,986
4.50%, 01/15/24 (a)	400,000	439,124
3.63%, 03/15/24 (a)	300,000	324,784
4.00%, 06/01/25 (a)	200,000	224,618
4.13%, 03/15/29 (a)	650,000	740,626
3.10%, 01/15/30 (a)	150,000	159,517
2.75%, 01/15/31 (a)	250,000	257,606
6.50%, 03/15/41 (a)	300,000	400,957
4.95%, 09/01/48 (a)	150,000	181,394
WP Carey, Inc.
4.60%, 04/01/24 (a)	85,000	94,455
4.00%, 02/01/25 (a)	400,000	437,882
3.85%, 07/15/29 (a)	100,000	108,459
		61,329,313
		686,519,052

Industrial 16.8%
Basic Industry 0.8%
Air Products and Chemicals, Inc.
2.75%, 02/03/23	250,000	262,998
3.35%, 07/31/24 (a)	20,000	21,892
1.50%, 10/15/25 (a)	250,000	259,344
1.85%, 05/15/27 (a)	250,000	262,896
2.05%, 05/15/30 (a)	250,000	263,786
2.70%, 05/15/40 (a)	300,000	320,659
2.80%, 05/15/50 (a)	300,000	318,592
Airgas, Inc.
3.65%, 07/15/24 (a)	150,000	165,389
Albemarle Corp.
4.15%, 12/01/24 (a)	150,000	163,893
5.45%, 12/01/44 (a)	100,000	110,339
Barrick Gold Corp.
5.25%, 04/01/42	100,000	137,483
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	779,240
5.75%, 05/01/43	50,000	73,191
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	721,647
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	250,000	258,174
3.85%, 09/30/23	450,000	493,807
6.42%, 03/01/26	200,000	255,497
4.13%, 02/24/42	250,000	313,782
5.00%, 09/30/43	900,000	1,265,377
Cabot Corp.
3.70%, 07/15/22	100,000	104,076
4.00%, 07/01/29 (a)	150,000	159,629
Celanese US Holdings LLC
4.63%, 11/15/22	250,000	269,723
3.50%, 05/08/24 (a)	300,000	323,292
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	219,619
3.88%, 11/02/27 (a)	200,000	212,874
Dow Chemical Co.
3.50%, 10/01/24 (a)	250,000	273,791
4.55%, 11/30/25 (a)	283,000	330,052
4.80%, 11/30/28 (a)	50,000	60,486
7.38%, 11/01/29	450,000	635,663
2.10%, 11/15/30 (a)	250,000	246,888
4.25%, 10/01/34 (a)	400,000	468,366
5.25%, 11/15/41 (a)	200,000	245,453
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 11/15/42 (a)	400,000	451,742
4.63%, 10/01/44 (a)	350,000	409,573
5.55%, 11/30/48 (a)	350,000	458,876
4.80%, 05/15/49 (a)	250,000	299,175
3.60%, 11/15/50 (a)	250,000	253,420
DuPont de Nemours, Inc.
2.17%, 05/01/23	750,000	757,504
4.21%, 11/15/23 (a)	800,000	879,216
4.49%, 11/15/25 (a)	625,000	720,525
4.73%, 11/15/28 (a)	800,000	961,168
5.32%, 11/15/38 (a)	700,000	891,530
5.42%, 11/15/48 (a)	605,000	810,891
Eastman Chemical Co.
3.60%, 08/15/22 (a)	649,000	681,515
4.80%, 09/01/42 (a)	250,000	295,700
4.65%, 10/15/44 (a)	300,000	353,328
Ecolab, Inc.
2.38%, 08/10/22 (a)	300,000	311,041
2.70%, 11/01/26 (a)	200,000	223,508
3.25%, 12/01/27 (a)	800,000	909,664
4.80%, 03/24/30 (a)	50,000	63,676
1.30%, 01/30/31 (a)	300,000	294,461
3.95%, 12/01/47 (a)	264,000	333,316
2.13%, 08/15/50 (a)	250,000	229,715
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (a)	200,000	207,921
2.30%, 07/15/30 (a)	150,000	159,475
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	300,000	340,807
FMC Corp.
3.20%, 10/01/26 (a)	150,000	165,944
3.45%, 10/01/29 (a)	150,000	168,054
4.50%, 10/01/49 (a)	150,000	187,015
Georgia-Pacific LLC
8.00%, 01/15/24	250,000	307,876
7.75%, 11/15/29	250,000	373,519
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	161,429
4.50%, 05/01/29 (a)	250,000	282,611
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	250,000	293,694
5.00%, 09/26/48 (a)	400,000	499,664
International Paper Co.
3.65%, 06/15/24 (a)	300,000	330,627
5.00%, 09/15/35 (a)	100,000	129,703
7.30%, 11/15/39	300,000	440,608
6.00%, 11/15/41 (a)	200,000	275,203
4.80%, 06/15/44 (a)	500,000	619,670
5.15%, 05/15/46 (a)	150,000	196,088
4.40%, 08/15/47 (a)	300,000	369,703
4.35%, 08/15/48 (a)	800,000	984,440
Kinross Gold Corp.
5.95%, 03/15/24 (a)	250,000	285,724
4.50%, 07/15/27 (a)	250,000	285,053
Linde, Inc.
2.65%, 02/05/25 (a)	400,000	432,464
3.20%, 01/30/26 (a)	900,000	1,011,595
1.10%, 08/10/30 (a)	200,000	194,638
3.55%, 11/07/42 (a)	100,000	119,566
2.00%, 08/10/50 (a)	250,000	226,896
Lubrizol Corp.
6.50%, 10/01/34	96,000	151,562
LYB International Finance BV
4.00%, 07/15/23	350,000	379,298
5.25%, 07/15/43	250,000	306,510
4.88%, 03/15/44 (a)	200,000	239,060

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	300,000	333,436
LYB International Finance III LLC
3.38%, 05/01/30 (a)	250,000	273,576
4.20%, 10/15/49 (a)	300,000	332,688
4.20%, 05/01/50 (a)	550,000	613,959
LyondellBasell Industries NV
6.00%, 11/15/21 (a)	250,000	261,826
5.75%, 04/15/24 (a)	450,000	516,798
4.63%, 02/26/55 (a)	400,000	462,418
Mosaic Co.
3.25%, 11/15/22 (a)	300,000	313,398
4.25%, 11/15/23 (a)	100,000	108,523
4.05%, 11/15/27 (a)	650,000	724,340
4.88%, 11/15/41 (a)	150,000	158,275
5.63%, 11/15/43 (a)	200,000	236,280
Newmont Corp.
3.70%, 03/15/23 (a)	86,000	91,364
2.80%, 10/01/29 (a)	350,000	378,383
2.25%, 10/01/30 (a)	400,000	414,572
5.88%, 04/01/35	350,000	500,699
6.25%, 10/01/39	200,000	299,997
4.88%, 03/15/42 (a)	400,000	546,048
5.45%, 06/09/44 (a)	150,000	213,503
Nucor Corp.
4.13%, 09/15/22 (a)	250,000	265,318
4.00%, 08/01/23 (a)	300,000	326,694
3.95%, 05/01/28 (a)	100,000	116,870
2.70%, 06/01/30 (a)	250,000	268,873
6.40%, 12/01/37	250,000	366,512
5.20%, 08/01/43 (a)	300,000	407,043
Nutrien Ltd.
3.15%, 10/01/22 (a)	150,000	156,682
3.63%, 03/15/24 (a)	450,000	490,810
3.00%, 04/01/25 (a)	100,000	108,344
4.20%, 04/01/29 (a)	250,000	297,723
4.13%, 03/15/35 (a)	800,000	927,852
5.88%, 12/01/36	100,000	128,866
5.63%, 12/01/40	50,000	64,404
6.13%, 01/15/41 (a)	350,000	471,287
4.90%, 06/01/43 (a)	100,000	122,666
5.25%, 01/15/45 (a)	300,000	383,413
5.00%, 04/01/49 (a)	50,000	65,981
3.95%, 05/13/50 (a)	300,000	343,050
Packaging Corp. of America
3.65%, 09/15/24 (a)	500,000	548,495
3.40%, 12/15/27 (a)	200,000	223,685
4.05%, 12/15/49 (a)	150,000	182,482
PPG Industries, Inc.
3.20%, 03/15/23 (a)	200,000	212,564
2.40%, 08/15/24 (a)	100,000	106,632
2.80%, 08/15/29 (a)	200,000	217,904
2.55%, 06/15/30 (a)	300,000	320,071
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	200,000	216,747
2.15%, 08/15/30 (a)	250,000	245,690
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	569,559
6.13%, 12/15/33	50,000	73,174
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	500,000	566,292
7.13%, 07/15/28	250,000	353,969
5.20%, 11/02/40	350,000	497,138
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	400,000	546,596
4.13%, 08/21/42 (a)	100,000	128,618
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rohm and Haas Co.
7.85%, 07/15/29	450,000	635,650
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,925
3.75%, 03/15/27 (a)	250,000	275,238
4.25%, 01/15/48 (a)	250,000	268,411
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	250,000	259,581
3.13%, 06/01/24 (a)	250,000	270,444
3.45%, 08/01/25 (a)	100,000	110,937
3.45%, 06/01/27 (a)	450,000	506,520
2.95%, 08/15/29 (a)	300,000	330,571
2.30%, 05/15/30 (a)	200,000	209,045
4.55%, 08/01/45 (a)	150,000	184,753
4.50%, 06/01/47 (a)	400,000	500,318
3.80%, 08/15/49 (a)	200,000	229,057
3.30%, 05/15/50 (a)	150,000	159,746
Southern Copper Corp.
3.88%, 04/23/25	150,000	165,942
7.50%, 07/27/35	350,000	513,369
6.75%, 04/16/40	400,000	576,462
5.25%, 11/08/42	600,000	757,752
5.88%, 04/23/45	295,000	401,179
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	200,000	211,922
2.40%, 06/15/25 (a)	200,000	209,583
4.13%, 09/15/25 (a)	250,000	255,605
3.45%, 04/15/30 (a)	250,000	275,526
Suzano Austria GmbH
6.00%, 01/15/29 (a)	500,000	571,415
5.00%, 01/15/30 (a)	450,000	485,266
3.75%, 01/15/31 (a)	250,000	251,058
Teck Resources Ltd.
3.90%, 07/15/30 (a)(c)	250,000	262,186
6.13%, 10/01/35	400,000	480,950
6.00%, 08/15/40 (a)	150,000	168,808
6.25%, 07/15/41 (a)	350,000	404,266
5.40%, 02/01/43 (a)	100,000	105,199
Vale Overseas Ltd.
6.25%, 08/10/26	600,000	710,115
3.75%, 07/08/30 (a)	500,000	514,855
8.25%, 01/17/34	200,000	283,335
6.88%, 11/21/36	498,000	648,812
6.88%, 11/10/39	450,000	595,703
Vale S.A.
5.63%, 09/11/42	250,000	297,239
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	200,000	219,913
3.38%, 06/15/30 (a)	250,000	267,198
5.00%, 08/15/46 (a)	200,000	230,927
4.38%, 11/15/47 (a)	180,000	191,523
WestRock MWV LLC
8.20%, 01/15/30	215,000	303,194
Weyerhaeuser Co.
4.63%, 09/15/23	350,000	388,834
8.50%, 01/15/25	200,000	258,097
6.95%, 10/01/27	200,000	256,423
4.00%, 11/15/29 (a)	175,000	205,272
7.38%, 03/15/32	450,000	657,772
WRKCo, Inc.
3.00%, 09/15/24 (a)	250,000	268,961
3.75%, 03/15/25 (a)	600,000	671,370
4.65%, 03/15/26 (a)	150,000	176,588
3.90%, 06/01/28 (a)	250,000	286,245
4.90%, 03/15/29 (a)	250,000	308,145

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 06/01/32 (a)	250,000	302,460
3.00%, 06/15/33 (a)	250,000	273,061
		66,272,672
Capital Goods 1.6%
3M Co.
3.00%, 09/14/21 (a)	226,000	231,474
1.63%, 09/19/21 (a)	250,000	253,103
2.75%, 03/01/22 (a)	450,000	464,841
1.75%, 02/14/23 (a)	200,000	206,463
2.25%, 03/15/23 (a)	500,000	522,637
3.25%, 02/14/24 (a)	250,000	272,183
2.00%, 02/14/25 (a)	250,000	265,093
2.65%, 04/15/25 (a)	400,000	434,778
2.25%, 09/19/26 (a)	100,000	108,326
2.88%, 10/15/27 (a)	300,000	334,621
3.38%, 03/01/29 (a)	150,000	173,108
2.38%, 08/26/29 (a)	350,000	379,088
3.05%, 04/15/30 (a)	200,000	229,086
3.13%, 09/19/46 (a)	200,000	217,978
3.63%, 10/15/47 (a)	200,000	236,571
4.00%, 09/14/48 (a)	550,000	695,313
3.25%, 08/26/49 (a)	300,000	337,866
3.70%, 04/15/50 (a)	250,000	303,361
ABB Finance USA, Inc.
2.88%, 05/08/22	500,000	519,975
3.80%, 04/03/28 (a)	350,000	417,111
4.38%, 05/08/42	300,000	387,711
Allegion PLC
3.50%, 10/01/29 (a)	110,000	120,396
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	530,755
Amcor Finance USA, Inc.
3.63%, 04/28/26 (a)	80,000	89,172
4.50%, 05/15/28 (a)	300,000	355,246
Amphenol Corp.
2.05%, 03/01/25 (a)	200,000	210,188
4.35%, 06/01/29 (a)	250,000	303,833
2.80%, 02/15/30 (a)	250,000	274,731
Avery Dennison Corp.
2.65%, 04/30/30 (a)	200,000	214,627
Bemis Co., Inc.
4.50%, 10/15/21 (a)	250,000	258,158
2.63%, 06/19/30 (a)	250,000	266,375
BOC Aviation Ltd.
3.00%, 05/23/22 (a)	200,000	204,215
Boeing Co.
2.30%, 08/01/21	200,000	201,798
2.13%, 03/01/22 (a)	150,000	151,325
2.70%, 05/01/22	250,000	254,406
2.80%, 03/01/23 (a)	150,000	152,954
4.51%, 05/01/23 (a)	950,000	1,001,794
1.88%, 06/15/23 (a)	100,000	99,817
2.80%, 03/01/24 (a)	250,000	255,056
2.85%, 10/30/24 (a)	100,000	101,531
4.88%, 05/01/25 (a)	1,150,000	1,252,936
2.60%, 10/30/25 (a)	300,000	298,637
3.10%, 05/01/26 (a)	200,000	201,206
2.70%, 02/01/27 (a)	300,000	293,049
2.80%, 03/01/27 (a)	100,000	97,547
5.04%, 05/01/27 (a)	700,000	773,500
3.45%, 11/01/28 (a)	350,000	351,948
3.20%, 03/01/29 (a)	450,000	445,075
2.95%, 02/01/30 (a)	200,000	193,853
5.15%, 05/01/30 (a)	1,500,000	1,688,407
6.13%, 02/15/33	350,000	422,210
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 05/01/34 (a)	250,000	243,948
3.25%, 02/01/35 (a)	250,000	232,776
3.55%, 03/01/38 (a)	50,000	45,745
3.50%, 03/01/39 (a)	150,000	138,283
6.88%, 03/15/39	200,000	251,161
5.88%, 02/15/40	350,000	400,059
5.71%, 05/01/40 (a)	1,000,000	1,179,140
3.65%, 03/01/47 (a)	550,000	493,190
3.63%, 03/01/48 (a)	100,000	89,181
3.85%, 11/01/48 (a)	150,000	137,957
3.90%, 05/01/49 (a)	250,000	233,160
3.75%, 02/01/50 (a)	425,000	388,811
5.81%, 05/01/50 (a)	1,400,000	1,705,340
3.83%, 03/01/59 (a)	150,000	133,708
3.95%, 08/01/59 (a)	340,000	311,539
5.93%, 05/01/60 (a)	1,100,000	1,363,466
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	400,000	438,720
2.75%, 03/01/30 (a)	250,000	266,841
Carrier Global Corp.
1.92%, 02/15/23 (a)(c)	250,000	257,320
2.24%, 02/15/25 (a)(c)	650,000	678,067
2.49%, 02/15/27 (a)(c)	400,000	419,508
2.72%, 02/15/30 (a)(c)	700,000	732,704
2.70%, 02/15/31 (a)(c)	250,000	261,400
3.38%, 04/05/40 (a)(c)	500,000	524,610
3.58%, 04/05/50 (a)(c)	550,000	583,715
Caterpillar Financial Services Corp.
1.70%, 08/09/21	350,000	354,424
3.15%, 09/07/21	1,000,000	1,027,305
2.95%, 02/26/22	150,000	155,547
2.85%, 06/01/22	113,000	117,654
2.55%, 11/29/22	1,250,000	1,308,062
3.45%, 05/15/23	65,000	70,088
0.45%, 09/14/23	250,000	250,125
3.65%, 12/07/23	100,000	110,012
2.85%, 05/17/24	150,000	162,029
3.30%, 06/09/24	250,000	274,161
2.15%, 11/08/24	450,000	478,420
3.25%, 12/01/24	100,000	110,457
1.10%, 09/14/27	250,000	250,488
Caterpillar, Inc.
3.40%, 05/15/24 (a)	1,050,000	1,149,598
2.60%, 04/09/30 (a)	250,000	274,129
6.05%, 08/15/36	300,000	441,435
5.20%, 05/27/41	275,000	386,679
3.80%, 08/15/42	250,000	306,728
4.30%, 05/15/44 (a)	125,000	162,870
3.25%, 09/19/49 (a)	400,000	449,264
3.25%, 04/09/50 (a)	500,000	566,242
4.75%, 05/15/64 (a)	200,000	284,223
CNH Industrial Capital LLC
4.20%, 01/15/24	540,000	582,776
1.88%, 01/15/26 (a)(e)	200,000	199,782
CNH Industrial NV
4.50%, 08/15/23	350,000	380,532
3.85%, 11/15/27 (a)	150,000	162,577
Crane Co.
4.20%, 03/15/48 (a)	150,000	159,804
Deere & Co.
2.60%, 06/08/22 (a)	450,000	464,861
2.75%, 04/15/25 (a)	500,000	545,060
5.38%, 10/16/29	150,000	196,986
3.10%, 04/15/30 (a)	300,000	343,818
7.13%, 03/03/31	150,000	224,763
3.90%, 06/09/42 (a)	250,000	319,776

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/07/49 (a)	200,000	216,469
3.75%, 04/15/50 (a)	300,000	374,082
Dover Corp.
2.95%, 11/04/29 (a)	200,000	217,771
5.38%, 10/15/35	100,000	134,930
5.38%, 03/01/41 (a)	200,000	261,163
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	300,000	312,742
Eaton Corp.
2.75%, 11/02/22	800,000	838,812
4.00%, 11/02/32	200,000	241,666
4.15%, 11/02/42	350,000	432,638
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	512,707
0.88%, 10/15/26 (a)	200,000	199,211
1.80%, 10/15/27 (a)	200,000	209,223
1.95%, 10/15/30 (a)	150,000	155,876
5.25%, 11/15/39	140,000	193,298
2.75%, 10/15/50 (a)	300,000	307,185
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	247,931
Fortive Corp.
3.15%, 06/15/26 (a)	400,000	442,600
4.30%, 06/15/46 (a)	250,000	302,791
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	200,000	218,690
4.00%, 06/15/25 (a)	250,000	284,029
3.25%, 09/15/29 (a)	200,000	221,681
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	207,341
3.38%, 05/15/23 (a)	750,000	806,430
1.88%, 08/15/23 (a)	100,000	103,825
3.50%, 05/15/25 (a)	250,000	280,311
2.13%, 08/15/26 (a)	250,000	268,963
2.63%, 11/15/27 (a)	150,000	164,045
3.75%, 05/15/28 (a)	400,000	469,846
3.63%, 04/01/30 (a)	500,000	595,650
4.25%, 04/01/40 (a)	300,000	378,301
3.60%, 11/15/42 (a)	150,000	178,032
4.25%, 04/01/50 (a)	225,000	293,961
General Electric Co.
3.15%, 09/07/22	400,000	418,220
2.70%, 10/09/22	500,000	520,027
3.10%, 01/09/23	600,000	630,231
3.45%, 05/15/24 (a)	250,000	268,970
3.45%, 05/01/27 (a)	600,000	635,304
3.63%, 05/01/30 (a)	500,000	518,365
6.75%, 03/15/32	1,000,000	1,254,505
6.15%, 08/07/37	500,000	597,472
5.88%, 01/14/38	1,150,000	1,342,999
6.88%, 01/10/39	700,000	896,280
4.25%, 05/01/40 (a)	500,000	508,192
4.13%, 10/09/42	322,000	323,671
4.50%, 03/11/44	250,000	259,725
4.35%, 05/01/50 (a)	1,250,000	1,277,862
Hexcel Corp.
3.95%, 02/15/27 (a)	200,000	215,729
Honeywell International, Inc.
1.85%, 11/01/21 (a)	400,000	406,542
2.15%, 08/08/22 (a)	450,000	464,933
0.48%, 08/19/22 (a)	300,000	300,533
3.35%, 12/01/23	100,000	109,130
2.30%, 08/15/24 (a)	250,000	266,750
1.35%, 06/01/25 (a)	400,000	412,686
2.50%, 11/01/26 (a)	450,000	495,596
2.70%, 08/15/29 (a)	250,000	277,075
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.95%, 06/01/30 (a)	350,000	368,793
5.70%, 03/15/37	200,000	289,476
5.38%, 03/01/41	200,000	289,647
3.81%, 11/21/47 (a)	50,000	62,974
2.80%, 06/01/50 (a)	250,000	268,631
Hubbell, Inc.
3.15%, 08/15/27 (a)	100,000	106,451
3.50%, 02/15/28 (a)	250,000	272,826
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	190,000	207,810
4.20%, 05/01/30 (a)(c)	250,000	287,036
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	275,485
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	265,000	290,766
2.65%, 11/15/26 (a)	600,000	666,159
4.88%, 09/15/41 (a)	150,000	207,817
3.90%, 09/01/42 (a)	350,000	437,712
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	577,855
4.30%, 02/21/48 (a)	400,000	480,188
John Deere Capital Corp.
3.13%, 09/10/21	200,000	205,482
3.20%, 01/10/22	200,000	207,365
2.95%, 04/01/22	100,000	103,947
2.15%, 09/08/22	500,000	518,115
2.70%, 01/06/23	500,000	526,220
2.80%, 01/27/23	150,000	158,437
2.80%, 03/06/23	200,000	211,736
3.45%, 06/07/23	150,000	162,134
0.70%, 07/05/23	50,000	50,631
3.45%, 01/10/24	200,000	218,633
2.60%, 03/07/24	400,000	427,746
2.65%, 06/24/24	475,000	511,720
2.05%, 01/09/25	200,000	212,106
3.40%, 09/11/25	100,000	112,975
2.65%, 06/10/26	400,000	440,662
2.80%, 09/08/27	350,000	391,204
3.05%, 01/06/28	50,000	56,130
3.45%, 03/07/29	150,000	174,978
2.80%, 07/18/29	500,000	558,337
2.45%, 01/09/30	400,000	436,028
Johnson Controls International plc
3.63%, 07/02/24 (a)	250,000	272,515
3.90%, 02/14/26 (a)	183,000	208,682
1.75%, 09/15/30 (a)	100,000	100,796
6.00%, 01/15/36	382,000	509,154
4.63%, 07/02/44 (a)	200,000	249,601
5.13%, 09/14/45 (a)	24,000	31,714
4.50%, 02/15/47 (a)	50,000	62,571
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	111,650
L3Harris Technologies, Inc.
3.83%, 04/27/25 (a)	200,000	223,656
3.85%, 12/15/26 (a)	400,000	460,158
4.40%, 06/15/28 (a)	500,000	597,315
4.40%, 06/15/28 (a)	295,000	352,926
2.90%, 12/15/29 (a)	300,000	328,993
6.15%, 12/15/40	150,000	218,486
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	200,000	212,959
4.40%, 03/15/29 (a)	326,000	362,698
Lennox International, Inc.
1.35%, 08/01/25 (a)	100,000	100,828
1.70%, 08/01/27 (a)	300,000	300,345

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lockheed Martin Corp.
3.35%, 09/15/21	139,000	143,064
3.10%, 01/15/23 (a)	500,000	530,220
3.55%, 01/15/26 (a)	850,000	968,103
1.85%, 06/15/30 (a)	300,000	312,523
3.60%, 03/01/35 (a)	100,000	120,660
5.72%, 06/01/40	315,000	467,621
4.07%, 12/15/42	500,000	625,140
3.80%, 03/01/45 (a)	150,000	178,920
4.70%, 05/15/46 (a)	250,000	340,699
2.80%, 06/15/50 (a)	250,000	263,419
4.09%, 09/15/52 (a)	925,000	1,193,847
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	200,000	221,701
3.45%, 06/01/27 (a)	25,000	27,793
2.50%, 03/15/30 (a)	300,000	313,741
4.25%, 12/15/47 (a)	250,000	285,510
Masco Corp.
5.95%, 03/15/22	100,000	107,335
4.45%, 04/01/25 (a)	500,000	573,087
2.00%, 10/01/30 (a)	200,000	200,460
4.50%, 05/15/47 (a)	350,000	416,521
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	212,675
3.63%, 05/15/30 (a)	200,000	219,088
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	500,000	521,177
3.25%, 08/01/23	250,000	269,953
2.93%, 01/15/25 (a)	400,000	435,504
3.20%, 02/01/27 (a)	500,000	559,687
3.25%, 01/15/28 (a)	250,000	281,279
4.40%, 05/01/30 (a)	300,000	370,552
5.05%, 11/15/40	150,000	202,172
4.75%, 06/01/43	750,000	978,859
3.85%, 04/15/45 (a)	550,000	645,752
4.03%, 10/15/47 (a)	550,000	674,234
5.25%, 05/01/50 (a)	450,000	646,398
nVent Finance Sarl
4.55%, 04/15/28 (a)	275,000	296,065
Oshkosh Corp.
3.10%, 03/01/30 (a)	200,000	212,473
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	500,000	526,720
2.29%, 04/05/27 (a)	200,000	213,047
2.57%, 02/15/30 (a)	500,000	537,882
3.36%, 02/15/50 (a)	450,000	495,353
Owens Corning
3.40%, 08/15/26 (a)	150,000	162,114
3.95%, 08/15/29 (a)	200,000	227,251
3.88%, 06/01/30 (a)	100,000	113,307
7.00%, 12/01/36	145,000	193,938
4.30%, 07/15/47 (a)	200,000	221,567
4.40%, 01/30/48 (a)	100,000	112,848
Parker-Hannifin Corp.
3.50%, 09/15/22	250,000	264,536
2.70%, 06/14/24 (a)	250,000	267,695
3.25%, 03/01/27 (a)	100,000	110,541
3.25%, 06/14/29 (a)	370,000	415,617
4.20%, 11/21/34 (a)	250,000	306,784
6.25%, 05/15/38	300,000	429,093
4.45%, 11/21/44 (a)	250,000	310,886
4.10%, 03/01/47 (a)	150,000	181,980
4.00%, 06/14/49 (a)	350,000	422,963
Pentair Finance Sarl
4.50%, 07/01/29 (a)	250,000	285,073
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Precision Castparts Corp.
2.50%, 01/15/23 (a)	350,000	365,318
3.25%, 06/15/25 (a)	200,000	221,805
3.90%, 01/15/43 (a)	250,000	291,083
4.38%, 06/15/45 (a)	139,000	173,656
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(c)	800,000	825,100
2.50%, 12/15/22 (a)(c)	450,000	466,927
3.20%, 03/15/24 (a)(c)	250,000	268,973
3.95%, 08/16/25 (a)	650,000	740,070
3.13%, 05/04/27 (a)	350,000	389,119
4.13%, 11/16/28 (a)	900,000	1,067,026
7.50%, 09/15/29	250,000	366,826
2.25%, 07/01/30 (a)	250,000	263,799
5.40%, 05/01/35	250,000	341,517
4.45%, 11/16/38 (a)	250,000	307,970
4.88%, 10/15/40 (c)	250,000	321,641
4.70%, 12/15/41 (c)	250,000	312,806
4.80%, 12/15/43 (a)(c)	90,000	115,386
4.35%, 04/15/47 (a)(c)	500,000	621,500
3.13%, 07/01/50 (a)	300,000	319,953
Republic Services, Inc.
3.55%, 06/01/22 (a)	300,000	312,985
2.50%, 08/15/24 (a)	450,000	479,344
2.90%, 07/01/26 (a)	550,000	608,756
3.38%, 11/15/27 (a)	500,000	569,590
3.95%, 05/15/28 (a)	75,000	88,624
2.30%, 03/01/30 (a)	200,000	212,884
1.45%, 02/15/31 (a)	250,000	245,753
3.05%, 03/01/50 (a)	150,000	159,133
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	115,945
4.20%, 03/01/49 (a)	250,000	328,949
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	250,000	256,526
3.13%, 11/15/22 (a)	250,000	262,069
2.35%, 09/15/24 (a)	150,000	158,801
1.00%, 09/15/25 (a)	250,000	250,830
3.85%, 12/15/25 (a)	500,000	569,770
1.40%, 09/15/27 (a)	250,000	253,021
4.20%, 09/15/28 (a)	50,000	59,662
2.95%, 09/15/29 (a)	400,000	440,352
2.00%, 06/30/30 (a)	250,000	255,435
1.75%, 02/15/31 (a)	250,000	250,358
Snap-on, Inc.
4.10%, 03/01/48 (a)	200,000	245,935
3.10%, 05/01/50 (a)	200,000	212,666
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	436,098
5.75%, 11/01/40 (a)	130,000	169,246
Stanley Black & Decker, Inc.
2.90%, 11/01/22	250,000	262,768
4.25%, 11/15/28 (a)	250,000	304,133
2.30%, 03/15/30 (a)	350,000	376,425
5.20%, 09/01/40	59,000	81,216
4.85%, 11/15/48 (a)	300,000	428,758
4.00%, 03/15/60 (a)(b)	250,000	259,944
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	276,266
4.00%, 03/15/26 (a)	200,000	220,851
3.65%, 03/15/27 (a)	150,000	164,871
3.90%, 09/17/29 (a)	200,000	224,690
2.45%, 03/15/31 (a)	250,000	250,241
Timken Co.
4.50%, 12/15/28 (a)	150,000	165,256
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	250,000	275,035

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Trane Technologies Luxembourg Finance S.A.
3.80%, 03/21/29 (a)	350,000	411,117
United Technologies Corp.
6.05%, 06/01/36	500,000	709,975
6.13%, 07/15/38	400,000	579,234
5.70%, 04/15/40	650,000	915,099
4.50%, 06/01/42	1,000,000	1,263,930
4.15%, 05/15/45 (a)	250,000	302,736
3.75%, 11/01/46 (a)	300,000	345,652
4.05%, 05/04/47 (a)	450,000	542,718
4.63%, 11/16/48 (a)	100,000	131,047
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	130,000	144,172
5.25%, 10/01/54 (a)	100,000	108,486
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	226,798
3.50%, 06/01/30 (a)	250,000	281,709
4.50%, 06/15/47 (a)	250,000	295,353
4.70%, 03/01/48 (a)	125,000	152,842
Waste Connections, Inc.
4.25%, 12/01/28 (a)	200,000	239,169
3.50%, 05/01/29 (a)	209,000	238,354
2.60%, 02/01/30 (a)	300,000	323,538
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	468,999
2.40%, 05/15/23 (a)	366,000	382,615
3.15%, 11/15/27 (a)	300,000	335,569
4.10%, 03/01/45 (a)	500,000	614,430
4.15%, 07/15/49 (a)	250,000	318,411
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	250,000	272,058
3.20%, 06/15/25 (a)	200,000	211,220
4.95%, 09/15/28 (a)(f)(g)	500,000	582,995
WW Grainger, Inc.
1.85%, 02/15/25 (a)	200,000	209,399
4.60%, 06/15/45 (a)	150,000	193,315
4.20%, 05/15/47 (a)	500,000	611,870
Xylem, Inc.
4.88%, 10/01/21	200,000	208,761
3.25%, 11/01/26 (a)	285,000	317,896
1.95%, 01/30/28 (a)	300,000	313,305
2.25%, 01/30/31 (a)	250,000	264,793
4.38%, 11/01/46 (a)	95,000	112,502
		130,047,867
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	100,000	113,924
3.40%, 06/15/27 (a)	250,000	283,058
1.35%, 09/15/30 (a)	200,000	195,747
4.50%, 06/15/47 (a)	78,000	99,326
2.50%, 09/15/50 (a)	250,000	231,809
America Movil S.A.B. de C.V.
3.13%, 07/16/22	700,000	729,452
3.63%, 04/22/29 (a)	250,000	283,423
2.88%, 05/07/30 (a)	200,000	216,848
6.13%, 03/30/40	950,000	1,372,479
4.38%, 07/16/42	500,000	613,962
4.38%, 04/22/49 (a)	550,000	690,544
American Tower Corp.
2.25%, 01/15/22	250,000	255,756
4.70%, 03/15/22	153,000	162,178
3.50%, 01/31/23	800,000	851,044
3.00%, 06/15/23	200,000	211,888
5.00%, 02/15/24	350,000	396,736
3.38%, 05/15/24 (a)	250,000	270,910
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 01/15/25 (a)	280,000	302,609
2.40%, 03/15/25 (a)	350,000	370,732
4.00%, 06/01/25 (a)	100,000	112,586
3.38%, 10/15/26 (a)	250,000	277,119
2.75%, 01/15/27 (a)	65,000	70,101
3.13%, 01/15/27 (a)	100,000	109,394
3.55%, 07/15/27 (a)	450,000	504,090
3.60%, 01/15/28 (a)	300,000	337,671
3.95%, 03/15/29 (a)	250,000	288,590
3.80%, 08/15/29 (a)	750,000	860,107
2.90%, 01/15/30 (a)	150,000	162,254
1.88%, 10/15/30 (a)	250,000	247,195
3.70%, 10/15/49 (a)	300,000	329,528
3.10%, 06/15/50 (a)	550,000	545,306
AT&T, Inc.
3.00%, 06/30/22 (a)	825,000	858,297
2.63%, 12/01/22 (a)	250,000	260,446
4.05%, 12/15/23	150,000	166,436
3.90%, 03/11/24 (a)	400,000	440,334
4.45%, 04/01/24 (a)	350,000	390,906
3.95%, 01/15/25 (a)	350,000	392,961
3.40%, 05/15/25 (a)	1,500,000	1,660,912
3.60%, 07/15/25 (a)	250,000	278,529
3.88%, 01/15/26 (a)	750,000	851,674
4.13%, 02/17/26 (a)	250,000	286,889
2.95%, 07/15/26 (a)	250,000	273,954
3.80%, 02/15/27 (a)	350,000	394,758
4.25%, 03/01/27 (a)	1,200,000	1,391,292
2.30%, 06/01/27 (a)	700,000	736,302
1.65%, 02/01/28 (a)	550,000	551,309
4.10%, 02/15/28 (a)	1,033,000	1,196,379
4.35%, 03/01/29 (a)	1,050,000	1,236,433
4.30%, 02/15/30 (a)	1,050,000	1,245,652
2.75%, 06/01/31 (a)	1,200,000	1,265,046
2.25%, 02/01/32 (a)	950,000	951,164
6.15%, 09/15/34	200,000	273,209
4.50%, 05/15/35 (a)	1,000,000	1,182,315
5.25%, 03/01/37 (a)	950,000	1,189,086
4.90%, 08/15/37 (a)	504,000	615,293
4.85%, 03/01/39 (a)	740,000	891,200
6.00%, 08/15/40 (a)	300,000	407,517
5.35%, 09/01/40	500,000	632,842
3.50%, 06/01/41 (a)	700,000	734,447
5.15%, 03/15/42	450,000	557,219
4.90%, 06/15/42	150,000	181,108
4.30%, 12/15/42 (a)	850,000	960,704
3.10%, 02/01/43 (a)	400,000	388,566
4.65%, 06/01/44 (a)	250,000	284,496
4.80%, 06/15/44 (a)	850,000	1,016,400
4.35%, 06/15/45 (a)	1,000,000	1,131,335
4.75%, 05/15/46 (a)	1,000,000	1,171,125
5.15%, 11/15/46 (a)	650,000	815,685
5.65%, 02/15/47 (a)	200,000	264,057
5.45%, 03/01/47 (a)	628,000	814,551
4.50%, 03/09/48 (a)	1,400,000	1,593,767
4.55%, 03/09/49 (a)	859,000	992,910
5.15%, 02/15/50 (a)	450,000	568,420
3.65%, 06/01/51 (a)	900,000	912,334
3.30%, 02/01/52 (a)	1,050,000	992,602
3.50%, 09/15/53 (a)(c)	1,735,000	1,685,266
3.55%, 09/15/55 (a)(c)	1,675,151	1,626,856
3.65%, 09/15/59 (a)(c)	1,344,000	1,326,024
3.85%, 06/01/60 (a)	400,000	409,930
3.50%, 02/01/61 (a)	400,000	382,418
Bell Canada, Inc.
4.46%, 04/01/48 (a)	550,000	687,574

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
British Telecommunications PLC
4.50%, 12/04/23 (a)	250,000	276,720
5.13%, 12/04/28 (a)	1,250,000	1,518,837
9.63%, 12/15/30 (f)(g)	100,000	160,708
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	500,000	537,990
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	900,000	953,527
4.50%, 02/01/24 (a)	450,000	499,109
4.91%, 07/23/25 (a)	1,700,000	1,964,078
3.75%, 02/15/28 (a)	425,000	471,361
4.20%, 03/15/28 (a)	250,000	284,200
5.05%, 03/30/29 (a)	500,000	599,922
2.80%, 04/01/31 (a)	500,000	519,590
6.38%, 10/23/35 (a)	700,000	968,558
5.38%, 04/01/38 (a)	550,000	666,501
6.48%, 10/23/45 (a)	1,050,000	1,412,801
5.38%, 05/01/47 (a)	950,000	1,128,234
5.75%, 04/01/48 (a)	600,000	746,181
5.13%, 07/01/49 (a)	450,000	526,156
4.80%, 03/01/50 (a)	800,000	907,252
3.70%, 04/01/51 (a)	350,000	344,691
6.83%, 10/23/55 (a)	400,000	558,316
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	598,000	712,433
Comcast Corp.
3.00%, 02/01/24 (a)	450,000	485,208
3.60%, 03/01/24	450,000	495,160
3.70%, 04/15/24 (a)	950,000	1,049,436
3.38%, 02/15/25 (a)	100,000	110,718
3.10%, 04/01/25 (a)	250,000	275,595
3.38%, 08/15/25 (a)	550,000	613,808
3.95%, 10/15/25 (a)	950,000	1,090,989
3.15%, 03/01/26 (a)	750,000	836,835
2.35%, 01/15/27 (a)	550,000	591,170
3.30%, 02/01/27 (a)	530,000	598,746
3.15%, 02/15/28 (a)	750,000	843,997
3.55%, 05/01/28 (a)	292,000	338,702
4.15%, 10/15/28 (a)	1,000,000	1,205,745
2.65%, 02/01/30 (a)	500,000	544,075
3.40%, 04/01/30 (a)	500,000	577,225
4.25%, 10/15/30 (a)	500,000	615,585
1.95%, 01/15/31 (a)	950,000	977,146
1.50%, 02/15/31 (a)	350,000	346,203
4.25%, 01/15/33	650,000	810,332
7.05%, 03/15/33	250,000	382,536
5.65%, 06/15/35	100,000	142,758
4.40%, 08/15/35 (a)	230,000	292,184
6.50%, 11/15/35	250,000	381,614
3.20%, 07/15/36 (a)	250,000	278,410
6.95%, 08/15/37	400,000	632,880
3.90%, 03/01/38 (a)	500,000	595,680
4.60%, 10/15/38 (a)	1,000,000	1,279,075
3.25%, 11/01/39 (a)	100,000	111,460
3.75%, 04/01/40 (a)	450,000	530,831
4.65%, 07/15/42	150,000	196,569
4.75%, 03/01/44	500,000	664,822
4.60%, 08/15/45 (a)	822,000	1,064,079
3.40%, 07/15/46 (a)	550,000	612,813
4.00%, 08/15/47 (a)	266,000	322,182
3.97%, 11/01/47 (a)	1,098,000	1,324,561
4.00%, 03/01/48 (a)	600,000	729,447
4.70%, 10/15/48 (a)	1,250,000	1,665,319
4.00%, 11/01/49 (a)	1,000,000	1,214,445
3.45%, 02/01/50 (a)	500,000	564,302
2.80%, 01/15/51 (a)	500,000	505,173
2.45%, 08/15/52 (a)	350,000	327,957
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 11/01/52 (a)	500,000	618,422
4.95%, 10/15/58 (a)	900,000	1,303,519
2.65%, 08/15/62 (a)	350,000	333,214
Crown Castle International Corp.
5.25%, 01/15/23	400,000	440,332
3.20%, 09/01/24 (a)	350,000	378,473
1.35%, 07/15/25 (a)	100,000	101,374
4.45%, 02/15/26 (a)	500,000	574,160
3.70%, 06/15/26 (a)	250,000	279,146
4.00%, 03/01/27 (a)	200,000	227,835
3.65%, 09/01/27 (a)	300,000	336,536
3.80%, 02/15/28 (a)	350,000	396,746
3.10%, 11/15/29 (a)	200,000	217,086
3.30%, 07/01/30 (a)	350,000	384,508
2.25%, 01/15/31 (a)	400,000	405,532
4.75%, 05/15/47 (a)	450,000	558,958
4.00%, 11/15/49 (a)	150,000	170,902
3.25%, 01/15/51 (a)	300,000	300,834
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)(g)	1,200,000	1,873,716
9.25%, 06/01/32	100,000	169,558
Discovery Communications LLC
2.95%, 03/20/23 (a)	263,000	277,344
3.90%, 11/15/24 (a)	400,000	443,930
3.45%, 03/15/25 (a)	250,000	274,608
4.90%, 03/11/26 (a)	100,000	117,067
3.95%, 03/20/28 (a)	750,000	854,722
4.13%, 05/15/29 (a)	250,000	287,540
3.63%, 05/15/30 (a)	450,000	499,811
6.35%, 06/01/40	150,000	205,629
4.88%, 04/01/43 (h)	300,000	345,872
5.30%, 05/15/49 (a)	100,000	122,116
4.65%, 05/15/50 (a)	300,000	343,910
4.00%, 09/15/55 (a)(c)	1,564,000	1,590,666
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	25,000	29,688
Fox Corp.
3.67%, 01/25/22	500,000	521,517
4.03%, 01/25/24 (a)	250,000	275,331
3.05%, 04/07/25 (a)	150,000	163,896
4.71%, 01/25/29 (a)	650,000	780,062
3.50%, 04/08/30 (a)	300,000	339,551
5.48%, 01/25/39 (a)	350,000	468,367
5.58%, 01/25/49 (a)	500,000	693,655
Grupo Televisa S.A.B.
6.63%, 03/18/25	300,000	363,672
6.63%, 01/15/40	500,000	660,657
5.00%, 05/13/45 (a)	200,000	226,668
6.13%, 01/31/46 (a)	250,000	327,771
5.25%, 05/24/49 (a)	200,000	236,861
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	200,000	206,334
3.75%, 02/15/23	500,000	533,845
4.20%, 04/15/24	150,000	166,503
4.75%, 03/30/30 (a)	200,000	240,618
5.40%, 10/01/48 (a)	150,000	176,733
Koninklijke KPN N.V.
8.38%, 10/01/30	190,000	276,543
Moody's Corp.
4.50%, 09/01/22 (a)	276,000	294,281
4.88%, 02/15/24 (a)	100,000	112,836
3.75%, 03/24/25 (a)	250,000	281,563
3.25%, 01/15/28 (a)	150,000	170,720
4.25%, 02/01/29 (a)	200,000	239,504
5.25%, 07/15/44	100,000	138,315
4.88%, 12/17/48 (a)	200,000	273,732
2.55%, 08/18/60 (a)	250,000	231,304

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NBCUniversal Media LLC
6.40%, 04/30/40	200,000	308,985
5.95%, 04/01/41	1,050,000	1,564,148
4.45%, 01/15/43	100,000	126,943
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	250,000	258,289
4.20%, 06/01/30 (a)	200,000	234,181
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	350,000	366,846
3.65%, 11/01/24 (a)	250,000	275,650
3.60%, 04/15/26 (a)	500,000	563,810
Orange S.A.
4.13%, 09/14/21	250,000	258,803
9.00%, 03/01/31	800,000	1,305,632
5.38%, 01/13/42	300,000	422,939
5.50%, 02/06/44 (a)	300,000	434,139
RELX Capital, Inc.
3.50%, 03/16/23 (a)	250,000	266,121
4.00%, 03/18/29 (a)	350,000	411,068
3.00%, 05/22/30 (a)	250,000	273,926
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	264,259
4.10%, 10/01/23 (a)	250,000	274,620
3.63%, 12/15/25 (a)	220,000	249,099
2.90%, 11/15/26 (a)	100,000	111,286
4.50%, 03/15/43 (a)	100,000	122,893
5.45%, 10/01/43 (a)	250,000	346,586
5.00%, 03/15/44 (a)	500,000	653,117
4.30%, 02/15/48 (a)	200,000	244,702
4.35%, 05/01/49 (a)	450,000	551,632
3.70%, 11/15/49 (a)	400,000	449,260
S&P Global, Inc.
4.00%, 06/15/25 (a)	250,000	285,999
2.95%, 01/22/27 (a)	400,000	448,884
2.50%, 12/01/29 (a)	200,000	218,024
1.25%, 08/15/30 (a)	250,000	246,228
3.25%, 12/01/49 (a)	200,000	229,838
2.30%, 08/15/60 (a)	250,000	226,485
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	1,000,000	1,097,450
1.50%, 02/15/26 (a)(c)	250,000	251,456
3.75%, 04/15/27 (a)(c)	1,300,000	1,459,451
2.05%, 02/15/28 (a)(c)(e)	750,000	769,140
3.88%, 04/15/30 (a)(c)	2,300,000	2,614,237
2.55%, 02/15/31 (a)(c)(e)	750,000	778,039
4.38%, 04/15/40 (a)(c)	900,000	1,056,789
3.00%, 02/15/41 (a)(e)	400,000	397,100
4.50%, 04/15/50 (a)(c)	1,000,000	1,197,265
3.30%, 02/15/51 (a)(c)(e)	400,000	396,896
TCI Communications, Inc.
7.88%, 02/15/26	100,000	135,431
7.13%, 02/15/28	350,000	485,926
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	164,523
4.10%, 03/08/27	350,000	398,409
7.05%, 06/20/36	650,000	935,184
4.67%, 03/06/38	250,000	286,431
5.21%, 03/08/47	1,000,000	1,186,005
4.90%, 03/06/48	500,000	576,732
5.52%, 03/01/49 (a)	400,000	499,752
Telefonica Europe BV
8.25%, 09/15/30	450,000	680,411
TELUS Corp.
2.80%, 02/16/27 (a)	200,000	215,630
3.70%, 09/15/27 (a)	250,000	282,985
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 11/16/48 (a)	150,000	188,058
4.30%, 06/15/49 (a)	200,000	244,194
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	400,000	437,930
5.85%, 04/15/40	200,000	269,393
5.65%, 11/23/43 (a)	150,000	195,759
Time Warner Cable LLC
4.00%, 09/01/21 (a)	450,000	459,565
6.55%, 05/01/37	300,000	399,789
7.30%, 07/01/38	550,000	777,835
6.75%, 06/15/39	400,000	548,802
5.88%, 11/15/40 (a)	900,000	1,133,320
5.50%, 09/01/41 (a)	350,000	425,997
4.50%, 09/15/42 (a)	250,000	271,925
Time Warner Entertainment Co. LP
8.38%, 03/15/23	77,000	90,728
8.38%, 07/15/33	500,000	764,900
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	700,000	728,864
3.15%, 09/17/25	200,000	222,374
3.00%, 02/13/26	600,000	666,480
1.85%, 07/30/26	300,000	314,648
7.00%, 03/01/32	250,000	377,858
4.13%, 12/01/41	400,000	485,644
4.13%, 06/01/44	200,000	241,820
3.00%, 07/30/46	200,000	206,818
Verizon Communications, Inc.
2.95%, 03/15/22	250,000	259,388
2.45%, 11/01/22 (a)	300,000	311,564
5.15%, 09/15/23	1,250,000	1,417,044
4.15%, 03/15/24 (a)	250,000	278,096
3.50%, 11/01/24 (a)	708,000	782,499
3.38%, 02/15/25	900,000	1,003,153
2.63%, 08/15/26	650,000	710,973
4.13%, 03/16/27	1,050,000	1,242,013
3.00%, 03/22/27 (a)	250,000	278,939
4.33%, 09/21/28	1,450,000	1,762,062
3.88%, 02/08/29 (a)	350,000	415,312
4.02%, 12/03/29 (a)	1,457,000	1,748,801
3.15%, 03/22/30 (a)	500,000	565,355
1.50%, 09/18/30 (a)	500,000	498,678
7.75%, 12/01/30	250,000	384,695
4.50%, 08/10/33	950,000	1,202,880
4.40%, 11/01/34 (a)	800,000	1,001,328
4.27%, 01/15/36	950,000	1,172,442
5.25%, 03/16/37	938,000	1,302,071
4.81%, 03/15/39	566,000	749,200
4.75%, 11/01/41	450,000	600,334
3.85%, 11/01/42 (a)	356,000	425,226
6.55%, 09/15/43	316,000	520,545
4.13%, 08/15/46	500,000	624,260
4.86%, 08/21/46	1,250,000	1,712,850
5.50%, 03/16/47	450,000	680,506
4.52%, 09/15/48	1,250,000	1,649,787
5.01%, 04/15/49	650,000	936,640
4.00%, 03/22/50 (a)	350,000	431,606
5.01%, 08/21/54	500,000	720,440
4.67%, 03/15/55	700,000	973,812
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	500,000	515,697
4.25%, 09/01/23 (a)	200,000	218,072
3.88%, 04/01/24 (a)	248,000	270,141
3.50%, 01/15/25 (a)	200,000	219,014
4.75%, 05/15/25 (a)	500,000	574,705
2.90%, 01/15/27 (a)	400,000	432,148
3.38%, 02/15/28 (a)	800,000	880,992
3.70%, 06/01/28 (a)	150,000	166,586

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 06/01/29 (a)	289,000	334,409
4.95%, 01/15/31 (a)	250,000	300,440
4.20%, 05/19/32 (a)	300,000	342,882
5.50%, 05/15/33	300,000	362,799
6.88%, 04/30/36	400,000	549,036
4.85%, 07/01/42 (a)	150,000	167,338
4.38%, 03/15/43	400,000	427,342
5.85%, 09/01/43 (a)	650,000	816,159
4.90%, 08/15/44 (a)	400,000	456,866
4.60%, 01/15/45 (a)	250,000	278,110
4.95%, 05/19/50 (a)	200,000	233,694
Vodafone Group PLC
2.95%, 02/19/23	350,000	368,725
3.75%, 01/16/24	800,000	874,272
4.13%, 05/30/25	500,000	571,155
4.38%, 05/30/28	1,000,000	1,187,950
7.88%, 02/15/30	250,000	363,086
6.25%, 11/30/32	100,000	136,520
6.15%, 02/27/37	530,000	734,519
5.00%, 05/30/38	350,000	437,574
4.38%, 02/19/43	400,000	466,500
5.25%, 05/30/48	1,050,000	1,358,621
4.88%, 06/19/49	700,000	870,397
4.25%, 09/17/50	500,000	581,560
5.13%, 06/19/59	300,000	384,149
Walt Disney Co.
1.65%, 09/01/22	250,000	255,834
3.00%, 09/15/22	100,000	105,058
1.75%, 08/30/24 (a)	250,000	260,363
3.70%, 09/15/24 (a)	250,000	277,096
3.35%, 03/24/25	500,000	555,825
3.70%, 10/15/25 (a)	600,000	681,090
1.75%, 01/13/26	500,000	520,515
3.70%, 03/23/27	200,000	230,501
2.20%, 01/13/28	350,000	368,937
2.00%, 09/01/29 (a)	375,000	387,398
3.80%, 03/22/30	200,000	237,225
2.65%, 01/13/31	800,000	864,436
6.20%, 12/15/34	1,175,000	1,750,450
6.40%, 12/15/35	450,000	679,957
6.15%, 03/01/37	200,000	287,893
6.65%, 11/15/37	500,000	757,695
4.63%, 03/23/40 (a)	250,000	318,473
3.50%, 05/13/40 (a)	550,000	621,877
6.15%, 02/15/41	150,000	221,796
4.75%, 09/15/44 (a)	190,000	242,037
4.95%, 10/15/45 (a)	385,000	506,768
4.75%, 11/15/46 (a)	200,000	259,119
2.75%, 09/01/49 (a)	600,000	583,398
4.70%, 03/23/50 (a)	650,000	859,950
3.60%, 01/13/51 (a)	850,000	962,272
3.80%, 05/13/60 (a)	350,000	405,745
Weibo Corp.
3.50%, 07/05/24 (a)	250,000	263,650
3.38%, 07/08/30 (a)	300,000	306,342
WPP Finance 2010
3.63%, 09/07/22	100,000	105,151
3.75%, 09/19/24	300,000	330,222
		209,626,190
Consumer Cyclical 2.0%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	250,000	249,614
3.90%, 04/15/30 (a)	200,000	225,467
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	256,775
2.80%, 06/06/23 (a)	200,000	210,481
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 11/28/24 (a)	900,000	987,642
3.40%, 12/06/27 (a)	750,000	841,027
4.50%, 11/28/34 (a)	300,000	376,611
4.00%, 12/06/37 (a)	550,000	654,981
4.20%, 12/06/47 (a)	200,000	254,476
4.40%, 12/06/57 (a)	500,000	676,275
Amazon.com, Inc.
3.30%, 12/05/21 (a)	600,000	618,288
2.50%, 11/29/22 (a)	500,000	521,470
2.40%, 02/22/23 (a)	1,250,000	1,310,569
2.80%, 08/22/24 (a)	700,000	758,688
0.80%, 06/03/25 (a)	250,000	252,881
5.20%, 12/03/25 (a)	100,000	121,812
1.20%, 06/03/27 (a)	50,000	50,871
3.15%, 08/22/27 (a)	600,000	683,124
1.50%, 06/03/30 (a)	750,000	766,631
4.80%, 12/05/34 (a)	550,000	759,902
3.88%, 08/22/37 (a)	1,050,000	1,311,875
4.95%, 12/05/44 (a)	600,000	859,770
4.05%, 08/22/47 (a)	1,100,000	1,427,134
2.50%, 06/03/50 (a)	900,000	921,001
4.25%, 08/22/57 (a)	900,000	1,231,218
2.70%, 06/03/60 (a)	800,000	828,272
American Honda Finance Corp.
1.70%, 09/09/21	250,000	253,385
2.60%, 11/16/22	1,000,000	1,044,990
2.05%, 01/10/23	150,000	155,054
1.95%, 05/10/23	500,000	518,022
3.45%, 07/14/23	100,000	107,883
0.65%, 09/08/23	200,000	200,108
3.55%, 01/12/24	400,000	436,086
2.90%, 02/16/24	500,000	534,825
2.40%, 06/27/24	500,000	529,047
2.15%, 09/10/24	200,000	210,497
1.00%, 09/10/25	200,000	200,154
2.30%, 09/09/26	300,000	319,894
3.50%, 02/15/28	100,000	113,905
Aptiv Corp.
4.15%, 03/15/24 (a)	390,000	428,811
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	170,547
4.40%, 10/01/46 (a)	150,000	143,229
5.40%, 03/15/49 (a)	100,000	114,335
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	282,121
1.25%, 09/01/30 (a)	200,000	197,298
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	106,462
3.80%, 11/15/27 (a)	300,000	328,878
4.75%, 06/01/30 (a)	250,000	295,736
AutoZone, Inc.
3.70%, 04/15/22 (a)	250,000	260,560
3.25%, 04/15/25 (a)	650,000	714,301
3.75%, 06/01/27 (a)	200,000	228,542
3.75%, 04/18/29 (a)	200,000	231,080
4.00%, 04/15/30 (a)	250,000	296,880
1.65%, 01/15/31 (a)	250,000	245,939
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	200,000	237,462
1.95%, 10/01/30 (a)	200,000	198,894
Block Financial LLC
5.50%, 11/01/22 (a)	145,000	154,973
5.25%, 10/01/25 (a)	250,000	280,764
3.88%, 08/15/30 (a)	250,000	252,641
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	170,000	178,464
4.10%, 04/13/25 (a)	500,000	563,422

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 06/01/26 (a)	495,000	548,688
4.50%, 04/13/27 (a)	250,000	293,744
3.55%, 03/15/28 (a)	250,000	279,365
4.63%, 04/13/30 (a)	500,000	601,482
BorgWarner, Inc.
2.65%, 07/01/27 (a)	250,000	263,718
4.38%, 03/15/45 (a)	320,000	379,341
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	200,000	212,030
3.70%, 01/15/31 (a)	250,000	263,734
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	750,000	773,760
2.75%, 05/18/24 (a)	50,000	54,038
3.00%, 05/18/27 (a)	650,000	731,013
1.60%, 04/20/30 (a)	400,000	407,488
1.75%, 04/20/32 (a)	600,000	615,018
Cummins, Inc.
3.65%, 10/01/23 (a)	100,000	108,849
0.75%, 09/01/25 (a)	200,000	200,806
1.50%, 09/01/30 (a)	250,000	248,923
4.88%, 10/01/43 (a)	150,000	205,271
2.60%, 09/01/50 (a)	350,000	344,353
Daimler Finance North America LLC
8.50%, 01/18/31	550,000	852,769
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	155,000	164,061
4.55%, 02/15/48 (a)	100,000	99,744
Dollar General Corp.
3.25%, 04/15/23 (a)	250,000	265,393
4.15%, 11/01/25 (a)	89,000	102,615
3.88%, 04/15/27 (a)	200,000	229,799
4.13%, 05/01/28 (a)	250,000	294,783
3.50%, 04/03/30 (a)	300,000	342,844
4.13%, 04/03/50 (a)	200,000	239,447
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	600,000	644,694
4.20%, 05/15/28 (a)	400,000	471,030
DR Horton, Inc.
4.38%, 09/15/22 (a)	100,000	105,961
4.75%, 02/15/23 (a)	90,000	97,515
5.75%, 08/15/23 (a)	100,000	112,658
2.50%, 10/15/24 (a)	200,000	211,706
2.60%, 10/15/25 (a)	210,000	225,238
1.40%, 10/15/27 (a)	250,000	248,863
eBay, Inc.
3.80%, 03/09/22 (a)	500,000	522,500
2.60%, 07/15/22 (a)	150,000	155,033
2.75%, 01/30/23 (a)	400,000	419,494
3.60%, 06/05/27 (a)	600,000	677,448
2.70%, 03/11/30 (a)	200,000	212,436
4.00%, 07/15/42 (a)	200,000	224,982
Expedia Group, Inc.
4.50%, 08/15/24 (a)	100,000	106,566
5.00%, 02/15/26 (a)	100,000	106,865
4.63%, 08/01/27 (a)	225,000	236,345
3.80%, 02/15/28 (a)	200,000	201,178
3.25%, 02/15/30 (a)	800,000	771,656
General Motors Co.
4.88%, 10/02/23	1,100,000	1,197,229
5.40%, 10/02/23	300,000	330,975
4.00%, 04/01/25	400,000	430,490
6.13%, 10/01/25 (a)	800,000	929,484
4.20%, 10/01/27 (a)	250,000	267,808
5.00%, 10/01/28 (a)	250,000	281,238
5.00%, 04/01/35	500,000	542,850
6.60%, 04/01/36 (a)	450,000	547,384
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 04/01/38 (a)	550,000	587,790
6.25%, 10/02/43	600,000	712,053
5.20%, 04/01/45	400,000	431,612
6.75%, 04/01/46 (a)	200,000	246,587
5.40%, 04/01/48 (a)	200,000	221,530
5.95%, 04/01/49 (a)	400,000	470,240
General Motors Financial Co., Inc.
4.38%, 09/25/21	900,000	928,678
3.45%, 01/14/22 (a)	750,000	769,879
3.45%, 04/10/22 (a)	350,000	359,572
3.15%, 06/30/22 (a)	500,000	513,802
3.55%, 07/08/22	400,000	413,514
3.25%, 01/05/23 (a)	440,000	455,222
5.20%, 03/20/23	550,000	597,014
3.70%, 05/09/23 (a)	100,000	104,771
4.15%, 06/19/23 (a)	100,000	106,291
1.70%, 08/18/23	200,000	200,613
5.10%, 01/17/24 (a)	400,000	437,366
3.95%, 04/13/24 (a)	250,000	265,170
3.50%, 11/07/24 (a)	250,000	263,121
4.00%, 01/15/25 (a)	250,000	267,416
2.90%, 02/26/25 (a)	350,000	360,867
4.35%, 04/09/25 (a)	61,000	66,429
2.75%, 06/20/25 (a)	250,000	256,361
5.25%, 03/01/26 (a)	375,000	423,742
4.00%, 10/06/26 (a)	100,000	107,651
4.35%, 01/17/27 (a)	500,000	543,882
2.70%, 08/20/27 (a)	400,000	397,994
3.85%, 01/05/28 (a)	600,000	632,613
5.65%, 01/17/29 (a)	150,000	175,494
3.60%, 06/21/30 (a)	500,000	517,627
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	300,000	319,942
3.35%, 09/01/24 (a)	250,000	253,850
5.25%, 06/01/25 (a)	300,000	326,611
5.38%, 04/15/26 (a)	100,000	110,922
5.75%, 06/01/28 (a)	350,000	399,593
5.30%, 01/15/29 (a)	200,000	223,588
4.00%, 01/15/30 (a)	250,000	259,254
4.00%, 01/15/31 (a)	200,000	208,499
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	106,040
4.63%, 07/28/45 (a)	150,000	165,867
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	150,000	167,886
Home Depot, Inc.
2.63%, 06/01/22 (a)	850,000	881,939
2.70%, 04/01/23 (a)	600,000	631,812
3.75%, 02/15/24 (a)	500,000	551,467
3.00%, 04/01/26 (a)	400,000	449,226
2.13%, 09/15/26 (a)	250,000	269,799
2.50%, 04/15/27 (a)	200,000	218,062
3.90%, 12/06/28 (a)	500,000	599,067
2.95%, 06/15/29 (a)	650,000	736,499
2.70%, 04/15/30 (a)	250,000	278,498
5.88%, 12/16/36	1,700,000	2,554,352
3.30%, 04/15/40 (a)	300,000	341,865
5.40%, 09/15/40 (a)	191,000	272,504
5.95%, 04/01/41 (a)	500,000	756,652
4.20%, 04/01/43 (a)	250,000	314,762
4.88%, 02/15/44 (a)	1,050,000	1,441,225
4.40%, 03/15/45 (a)	150,000	194,607
3.90%, 06/15/47 (a)	100,000	122,950
4.50%, 12/06/48 (a)	350,000	469,415
3.13%, 12/15/49 (a)	450,000	502,162
3.35%, 04/15/50 (a)	500,000	578,517
3.50%, 09/15/56 (a)	297,000	350,776

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	150,000	153,903
5.38%, 04/23/25 (a)	250,000	270,660
4.85%, 03/15/26 (a)	150,000	161,315
4.38%, 09/15/28 (a)	100,000	102,839
IHC Health Services, Inc.
4.13%, 05/15/48 (a)	200,000	260,400
IHS Markit Ltd.
4.13%, 08/01/23 (a)	150,000	163,091
3.63%, 05/01/24 (a)	120,000	129,898
4.75%, 08/01/28 (a)	350,000	417,195
4.25%, 05/01/29 (a)	450,000	523,298
JD.com, Inc.
3.88%, 04/29/26	200,000	222,124
3.38%, 01/14/30 (a)	200,000	216,925
4.13%, 01/14/50	400,000	439,614
Kohl's Corp.
3.25%, 02/01/23 (a)	250,000	250,418
9.50%, 05/15/25 (a)	200,000	236,295
4.25%, 07/17/25 (a)	200,000	194,887
5.55%, 07/17/45 (a)	100,000	92,553
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	540,000	546,329
2.90%, 06/25/25 (a)	200,000	199,693
3.50%, 08/18/26 (a)	350,000	355,052
3.90%, 08/08/29 (a)	300,000	299,556
Lear Corp.
3.80%, 09/15/27 (a)	250,000	263,850
4.25%, 05/15/29 (a)	150,000	163,507
5.25%, 05/15/49 (a)	350,000	380,782
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	500,000	517,582
4.00%, 04/15/25 (a)	200,000	227,545
3.38%, 09/15/25 (a)	700,000	781,077
2.50%, 04/15/26 (a)	150,000	162,770
3.10%, 05/03/27 (a)	460,000	513,903
6.50%, 03/15/29	401,000	542,784
3.65%, 04/05/29 (a)	472,000	546,142
4.50%, 04/15/30 (a)	400,000	495,370
5.00%, 04/15/40 (a)	350,000	462,317
4.65%, 04/15/42 (a)	150,000	190,019
4.25%, 09/15/44 (a)	100,000	119,141
4.38%, 09/15/45 (a)	350,000	430,992
3.70%, 04/15/46 (a)	250,000	287,000
4.05%, 05/03/47 (a)	800,000	956,952
4.55%, 04/05/49 (a)	400,000	514,882
5.13%, 04/15/50 (a)	400,000	553,214
Magna International, Inc.
3.63%, 06/15/24 (a)	250,000	275,201
4.15%, 10/01/25 (a)	250,000	285,696
2.45%, 06/15/30 (a)	250,000	263,524
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	203,078
2.30%, 01/15/22 (a)	350,000	353,047
3.60%, 04/15/24 (a)	200,000	207,141
3.75%, 03/15/25 (a)	1,000,000	1,040,980
3.75%, 10/01/25 (a)	200,000	206,157
3.13%, 06/15/26 (a)	300,000	299,614
4.65%, 12/01/28 (a)	150,000	161,487
4.63%, 06/15/30 (a)	150,000	161,311
3.50%, 10/15/32 (a)	400,000	397,038
Mastercard, Inc.
2.00%, 11/21/21 (a)	150,000	152,796
3.38%, 04/01/24	250,000	275,314
2.00%, 03/03/25 (a)	300,000	320,778
2.95%, 11/21/26 (a)	500,000	563,810
3.30%, 03/26/27 (a)	500,000	572,545
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 06/01/29 (a)	350,000	396,277
3.35%, 03/26/30 (a)	500,000	587,825
3.80%, 11/21/46 (a)	200,000	248,289
3.95%, 02/26/48 (a)	100,000	127,588
3.65%, 06/01/49 (a)	300,000	368,241
3.85%, 03/26/50 (a)	500,000	638,917
McDonald's Corp.
2.63%, 01/15/22	400,000	411,516
3.35%, 04/01/23 (a)	450,000	480,829
3.25%, 06/10/24	250,000	273,724
3.38%, 05/26/25 (a)	800,000	890,240
3.70%, 01/30/26 (a)	600,000	684,633
3.50%, 03/01/27 (a)	100,000	113,541
3.50%, 07/01/27 (a)	300,000	342,061
3.80%, 04/01/28 (a)	450,000	525,391
2.63%, 09/01/29 (a)	400,000	435,938
2.13%, 03/01/30 (a)	250,000	260,625
3.60%, 07/01/30 (a)	300,000	350,164
4.70%, 12/09/35 (a)	350,000	449,216
6.30%, 10/15/37	180,000	268,659
6.30%, 03/01/38	150,000	225,923
5.70%, 02/01/39	33,000	46,338
4.88%, 07/15/40	200,000	260,287
3.70%, 02/15/42	150,000	168,728
3.63%, 05/01/43	150,000	167,957
4.88%, 12/09/45 (a)	900,000	1,170,288
4.45%, 03/01/47 (a)	250,000	312,674
4.45%, 09/01/48 (a)	500,000	625,597
3.63%, 09/01/49 (a)	450,000	504,934
4.20%, 04/01/50 (a)	150,000	183,614
NIKE, Inc.
2.25%, 05/01/23 (a)	350,000	366,124
2.40%, 03/27/25 (a)	400,000	430,334
2.38%, 11/01/26 (a)	250,000	273,195
2.85%, 03/27/30 (a)	500,000	561,885
3.25%, 03/27/40 (a)	500,000	572,847
3.63%, 05/01/43 (a)	50,000	59,139
3.88%, 11/01/45 (a)	400,000	497,692
3.38%, 11/01/46 (a)	150,000	173,833
3.38%, 03/27/50 (a)	500,000	585,075
NVR, Inc.
3.95%, 09/15/22 (a)	171,000	180,720
3.00%, 05/15/30 (a)	250,000	270,240
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	150,000	154,385
3.55%, 03/15/26 (a)	500,000	565,522
3.60%, 09/01/27 (a)	250,000	284,691
4.35%, 06/01/28 (a)	59,000	70,102
3.90%, 06/01/29 (a)	150,000	174,906
1.75%, 03/15/31 (a)	250,000	248,141
PACCAR Financial Corp.
3.15%, 08/09/21	350,000	358,748
2.65%, 05/10/22	250,000	259,178
2.30%, 08/10/22	200,000	207,185
2.65%, 04/06/23	250,000	264,021
2.15%, 08/15/24	50,000	52,917
1.80%, 02/06/25	200,000	209,985
PVH Corp.
4.63%, 07/10/25 (a)	200,000	209,071
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,893
3.75%, 09/15/25 (a)	200,000	224,763
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	230,072
4.80%, 04/15/30 (a)	200,000	243,638
5.45%, 04/15/50 (a)	300,000	394,131

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sands China Ltd.
4.60%, 08/08/23 (a)	550,000	588,522
5.13%, 08/08/25 (a)	650,000	712,091
5.40%, 08/08/28 (a)	900,000	1,007,284
Starbucks Corp.
1.30%, 05/07/22	170,000	172,311
2.70%, 06/15/22 (a)	300,000	310,053
3.10%, 03/01/23 (a)	250,000	264,885
3.85%, 10/01/23 (a)	350,000	381,272
2.00%, 03/12/27 (a)	300,000	317,698
3.50%, 03/01/28 (a)	550,000	624,789
4.00%, 11/15/28 (a)	250,000	295,006
3.55%, 08/15/29 (a)	650,000	746,125
2.25%, 03/12/30 (a)	200,000	207,826
2.55%, 11/15/30 (a)	275,000	292,079
3.75%, 12/01/47 (a)	500,000	545,595
4.50%, 11/15/48 (a)	300,000	365,745
4.45%, 08/15/49 (a)	350,000	426,475
3.35%, 03/12/50 (a)	100,000	103,402
3.50%, 11/15/50 (a)	300,000	320,046
Tapestry, Inc.
3.00%, 07/15/22 (a)	50,000	50,599
4.25%, 04/01/25 (a)	300,000	313,576
4.13%, 07/15/27 (a)	200,000	197,422
Target Corp.
2.90%, 01/15/22	250,000	258,483
3.50%, 07/01/24	450,000	499,376
2.25%, 04/15/25 (a)	500,000	535,295
2.50%, 04/15/26	100,000	109,508
3.38%, 04/15/29 (a)	525,000	612,344
2.35%, 02/15/30 (a)	250,000	271,984
2.65%, 09/15/30 (a)	400,000	447,792
6.35%, 11/01/32	245,000	369,940
4.00%, 07/01/42	500,000	654,320
3.63%, 04/15/46	400,000	505,340
3.90%, 11/15/47 (a)	400,000	532,964
TJX Cos., Inc.
2.50%, 05/15/23 (a)	350,000	366,322
3.50%, 04/15/25 (a)	400,000	446,452
2.25%, 09/15/26 (a)	500,000	532,975
3.88%, 04/15/30 (a)	500,000	593,782
4.50%, 04/15/50 (a)	250,000	323,519
Toyota Motor Corp.
2.16%, 07/02/22	300,000	309,403
3.42%, 07/20/23	250,000	270,543
2.36%, 07/02/24	150,000	159,425
2.76%, 07/02/29	150,000	167,195
Toyota Motor Credit Corp.
3.40%, 09/15/21	800,000	824,076
2.60%, 01/11/22	450,000	462,899
3.30%, 01/12/22	250,000	259,364
1.15%, 05/26/22	500,000	506,665
2.80%, 07/13/22	500,000	521,822
0.45%, 07/22/22	250,000	250,759
2.15%, 09/08/22	150,000	155,089
2.70%, 01/11/23	250,000	262,610
2.90%, 03/30/23	500,000	530,382
0.50%, 08/14/23	500,000	501,125
3.45%, 09/20/23	400,000	434,500
3.35%, 01/08/24	200,000	217,585
2.90%, 04/17/24	350,000	377,372
1.80%, 02/13/25	500,000	522,887
3.00%, 04/01/25	450,000	492,840
3.20%, 01/11/27	350,000	393,059
1.15%, 08/13/27	300,000	299,931
3.05%, 01/11/28	250,000	281,005
3.65%, 01/08/29	400,000	469,850
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 02/13/30	250,000	264,163
3.38%, 04/01/30	350,000	405,093
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	300,000	373,140
VF Corp.
2.40%, 04/23/25 (a)	475,000	503,977
2.80%, 04/23/27 (a)	200,000	217,056
2.95%, 04/23/30 (a)	250,000	272,723
Visa, Inc.
2.15%, 09/15/22 (a)	310,000	320,917
2.80%, 12/14/22 (a)	900,000	946,021
3.15%, 12/14/25 (a)	1,250,000	1,399,981
1.90%, 04/15/27 (a)	400,000	424,538
0.75%, 08/15/27 (a)	150,000	148,930
2.75%, 09/15/27 (a)	100,000	111,318
2.05%, 04/15/30 (a)	500,000	536,695
1.10%, 02/15/31 (a)	150,000	146,933
4.15%, 12/14/35 (a)	1,400,000	1,815,541
2.70%, 04/15/40 (a)	250,000	270,896
4.30%, 12/14/45 (a)	1,200,000	1,597,896
2.00%, 08/15/50 (a)	500,000	462,917
Walgreen Co.
3.10%, 09/15/22	100,000	104,709
4.40%, 09/15/42	250,000	262,644
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	530,000	544,265
3.80%, 11/18/24 (a)	850,000	936,330
3.45%, 06/01/26 (a)	550,000	601,483
3.20%, 04/15/30 (a)	200,000	210,130
4.50%, 11/18/34 (a)	50,000	57,190
4.80%, 11/18/44 (a)	450,000	493,906
4.65%, 06/01/46 (a)	250,000	266,566
4.10%, 04/15/50 (a)	400,000	401,262
Walmart, Inc.
2.35%, 12/15/22 (a)	650,000	678,642
2.55%, 04/11/23 (a)	1,600,000	1,682,216
3.40%, 06/26/23 (a)	100,000	108,048
3.30%, 04/22/24 (a)	300,000	327,373
2.85%, 07/08/24 (a)	200,000	217,401
2.65%, 12/15/24 (a)	1,550,000	1,677,945
3.55%, 06/26/25 (a)	100,000	113,230
3.05%, 07/08/26 (a)	100,000	112,601
3.70%, 06/26/28 (a)	1,700,000	2,011,372
3.25%, 07/08/29 (a)	500,000	583,382
2.38%, 09/24/29 (a)	150,000	164,912
5.25%, 09/01/35	1,000,000	1,447,495
6.50%, 08/15/37	100,000	160,200
6.20%, 04/15/38	150,000	239,554
3.95%, 06/28/38 (a)	850,000	1,066,100
5.00%, 10/25/40	150,000	211,563
5.63%, 04/15/41	150,000	226,885
4.00%, 04/11/43 (a)	150,000	188,842
4.30%, 04/22/44 (a)	300,000	395,835
3.63%, 12/15/47 (a)	600,000	736,467
4.05%, 06/29/48 (a)	900,000	1,177,011
2.95%, 09/24/49 (a)	350,000	392,614
Western Union Co.
4.25%, 06/09/23 (a)	500,000	540,792
2.85%, 01/10/25 (a)	200,000	211,227
		165,611,203
Consumer Non-Cyclical 4.5%
Abbott Laboratories
2.55%, 03/15/22	300,000	309,884
3.40%, 11/30/23 (a)	850,000	925,063
3.88%, 09/15/25 (a)	100,000	114,595
3.75%, 11/30/26 (a)	558,000	648,837

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.15%, 01/30/28 (a)	250,000	252,296
4.75%, 11/30/36 (a)	750,000	1,006,455
6.00%, 04/01/39	60,000	92,719
5.30%, 05/27/40	250,000	365,959
4.75%, 04/15/43 (a)	250,000	343,761
4.90%, 11/30/46 (a)	1,150,000	1,630,780
AbbVie, Inc.
3.38%, 11/14/21	600,000	619,740
2.15%, 11/19/21 (c)	500,000	509,252
3.45%, 03/15/22 (a)(c)	1,000,000	1,036,600
3.25%, 10/01/22 (a)(c)	750,000	784,072
2.90%, 11/06/22	725,000	760,496
3.20%, 11/06/22 (a)	500,000	526,675
2.30%, 11/21/22 (c)	1,000,000	1,035,565
2.85%, 05/14/23 (a)	1,200,000	1,262,208
3.75%, 11/14/23 (a)	250,000	272,788
3.85%, 06/15/24 (a)(c)	500,000	547,807
2.60%, 11/21/24 (a)(c)	1,200,000	1,273,128
3.80%, 03/15/25 (a)(c)	250,000	277,296
3.60%, 05/14/25 (a)	1,100,000	1,219,245
3.20%, 05/14/26 (a)	200,000	220,220
2.95%, 11/21/26 (a)(c)	1,275,000	1,389,954
4.25%, 11/14/28 (a)	590,000	700,997
3.20%, 11/21/29 (a)(c)	1,900,000	2,095,158
4.55%, 03/15/35 (a)(c)	690,000	845,005
4.50%, 05/14/35 (a)	1,275,000	1,552,835
4.30%, 05/14/36 (a)	1,200,000	1,415,802
4.05%, 11/21/39 (a)(c)	1,300,000	1,494,103
4.63%, 10/01/42 (a)(c)	100,000	121,767
4.40%, 11/06/42	700,000	831,789
4.85%, 06/15/44 (a)(c)	500,000	620,295
4.75%, 03/15/45 (a)(c)	168,000	203,794
4.70%, 05/14/45 (a)	1,200,000	1,473,474
4.45%, 05/14/46 (a)	250,000	299,385
4.88%, 11/14/48 (a)	569,000	721,930
4.25%, 11/21/49 (a)(c)	1,650,000	1,955,192
Adventist Health System
2.95%, 03/01/29 (a)	200,000	207,386
3.63%, 03/01/49 (a)	100,000	107,311
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	115,839
2.21%, 06/15/30 (a)	250,000	260,511
4.27%, 08/15/48 (a)	89,000	113,756
3.39%, 10/15/49 (a)	300,000	336,180
Agilent Technologies, Inc.
3.20%, 10/01/22 (a)	150,000	156,992
2.75%, 09/15/29 (a)	350,000	378,219
Ahold Finance USA LLC
6.88%, 05/01/29	250,000	353,362
AHS Hospital Corp.
5.02%, 07/01/45	100,000	135,637
Allina Health System
Series 2019
3.89%, 04/15/49	100,000	120,933
Altria Group, Inc.
3.49%, 02/14/22	200,000	207,979
2.85%, 08/09/22	600,000	624,561
2.95%, 05/02/23	400,000	422,002
4.00%, 01/31/24	550,000	604,629
3.80%, 02/14/24 (a)	350,000	382,284
2.35%, 05/06/25 (a)	200,000	211,471
4.40%, 02/14/26 (a)	250,000	288,586
2.63%, 09/16/26 (a)	150,000	161,019
4.80%, 02/14/29 (a)	1,010,000	1,196,350
3.40%, 05/06/30 (a)	200,000	218,239
5.80%, 02/14/39 (a)	600,000	767,808
4.25%, 08/09/42	550,000	592,694
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 05/02/43	300,000	331,230
5.38%, 01/31/44	600,000	746,232
3.88%, 09/16/46 (a)	400,000	410,320
5.95%, 02/14/49 (a)	650,000	872,066
4.45%, 05/06/50 (a)	300,000	336,495
6.20%, 02/14/59 (a)	200,000	273,281
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	250,000	272,915
3.45%, 12/15/27 (a)	1,000,000	1,142,555
2.80%, 05/15/30 (a)	200,000	214,143
Amgen, Inc.
3.88%, 11/15/21 (a)	455,714	469,183
2.70%, 05/01/22 (a)	300,000	309,698
2.65%, 05/11/22 (a)	400,000	413,718
3.63%, 05/15/22 (a)	500,000	521,730
3.63%, 05/22/24 (a)	650,000	714,548
1.90%, 02/21/25 (a)	250,000	261,703
3.13%, 05/01/25 (a)	250,000	274,438
2.60%, 08/19/26 (a)	450,000	489,485
2.20%, 02/21/27 (a)	250,000	264,888
3.20%, 11/02/27 (a)	150,000	168,037
2.45%, 02/21/30 (a)	500,000	530,330
2.30%, 02/25/31 (a)	475,000	498,339
3.15%, 02/21/40 (a)	700,000	747,250
4.95%, 10/01/41	600,000	800,037
5.15%, 11/15/41 (a)	476,000	641,412
4.40%, 05/01/45 (a)	650,000	804,349
4.56%, 06/15/48 (a)	300,000	386,136
3.38%, 02/21/50 (a)	800,000	866,412
4.66%, 06/15/51 (a)	1,200,000	1,573,620
2.77%, 09/01/53 (a)(c)	722,000	702,603
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	1,200,000	1,345,530
4.70%, 02/01/36 (a)	1,600,000	1,930,280
4.90%, 02/01/46 (a)	3,050,000	3,764,478
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	500,000	531,407
3.65%, 02/01/26 (a)	500,000	559,990
4.70%, 02/01/36 (a)	387,000	460,371
4.00%, 01/17/43	150,000	165,279
4.63%, 02/01/44	400,000	472,644
4.90%, 02/01/46 (a)	550,000	677,311
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	700,000	791,423
4.00%, 04/13/28 (a)	1,050,000	1,215,039
4.75%, 01/23/29 (a)	1,325,000	1,618,315
3.50%, 06/01/30 (a)	650,000	742,934
4.90%, 01/23/31 (a)	750,000	942,319
4.38%, 04/15/38 (a)	125,000	144,961
8.20%, 01/15/39	200,000	324,255
5.45%, 01/23/39 (a)	550,000	713,226
4.35%, 06/01/40 (a)	400,000	467,436
4.95%, 01/15/42	540,000	665,690
3.75%, 07/15/42	250,000	268,260
4.60%, 04/15/48 (a)	800,000	960,900
4.44%, 10/06/48 (a)	550,000	643,082
5.55%, 01/23/49 (a)	1,250,000	1,688,544
4.50%, 06/01/50 (a)	1,000,000	1,201,835
4.75%, 04/15/58 (a)	700,000	861,976
5.80%, 01/23/59 (a)	650,000	933,510
4.60%, 06/01/60 (a)	600,000	728,631
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	900,000	976,878
3.25%, 03/27/30 (a)	400,000	458,052
3.75%, 09/15/47 (a)	150,000	188,281
4.50%, 03/15/49 (a)	150,000	211,127

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ascension Health
2.53%, 11/15/29 (a)	70,000	75,973
3.11%, 11/15/39 (a)	100,000	106,043
3.95%, 11/15/46	650,000	813,244
AstraZeneca PLC
2.38%, 06/12/22 (a)	750,000	773,332
3.50%, 08/17/23 (a)	500,000	541,085
3.38%, 11/16/25	300,000	336,960
0.70%, 04/08/26 (a)	200,000	197,434
1.38%, 08/06/30 (a)	450,000	441,153
6.45%, 09/15/37	1,350,000	2,064,602
4.00%, 09/18/42	150,000	184,453
4.38%, 11/16/45	250,000	327,379
4.38%, 08/17/48 (a)	250,000	333,354
2.13%, 08/06/50 (a)	250,000	230,450
Banner Health
2.34%, 01/01/30 (a)	250,000	259,441
BAT Capital Corp.
2.76%, 08/15/22 (a)	1,550,000	1,606,412
3.22%, 08/15/24 (a)	650,000	695,175
2.79%, 09/06/24 (a)	300,000	317,240
3.22%, 09/06/26 (a)	300,000	322,737
4.70%, 04/02/27 (a)	500,000	574,745
3.56%, 08/15/27 (a)	600,000	649,104
2.26%, 03/25/28 (a)	100,000	100,490
3.46%, 09/06/29 (a)	150,000	160,820
4.91%, 04/02/30 (a)	350,000	412,223
2.73%, 03/25/31 (a)	250,000	249,368
4.39%, 08/15/37 (a)	350,000	379,092
3.73%, 09/25/40 (a)	400,000	403,592
4.54%, 08/15/47 (a)	350,000	374,901
4.76%, 09/06/49 (a)	400,000	439,042
5.28%, 04/02/50 (a)	200,000	236,566
3.98%, 09/25/50 (a)	400,000	396,690
BAT International Finance PLC
1.67%, 03/25/26 (a)	100,000	100,377
Baxalta, Inc.
4.00%, 06/23/25 (a)	300,000	341,394
5.25%, 06/23/45 (a)	198,000	275,355
Baxter International, Inc.
1.70%, 08/15/21 (a)	250,000	252,794
3.75%, 10/01/25 (a)(c)	250,000	283,733
3.95%, 04/01/30 (a)(c)	250,000	299,678
3.50%, 08/15/46 (a)	250,000	286,063
Baylor Scott & White Holdings
4.19%, 11/15/45 (a)	400,000	492,274
Becton Dickinson & Co.
3.13%, 11/08/21	250,000	256,941
2.89%, 06/06/22 (a)	1,150,000	1,190,129
3.73%, 12/15/24 (a)	1,000,000	1,105,960
3.70%, 06/06/27 (a)	181,000	205,386
2.82%, 05/20/30 (a)	250,000	270,140
4.69%, 12/15/44 (a)	400,000	491,712
4.67%, 06/06/47 (a)	500,000	620,685
Becton Dickinson and Co.
3.79%, 05/20/50 (a)	250,000	280,043
Biogen, Inc.
4.05%, 09/15/25 (a)	1,000,000	1,139,745
2.25%, 05/01/30 (a)	500,000	512,282
5.20%, 09/15/45 (a)	700,000	924,591
3.15%, 05/01/50 (a)	450,000	444,233
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	100,000	113,345
Boston Scientific Corp.
3.38%, 05/15/22	200,000	208,938
3.45%, 03/01/24 (a)	350,000	379,829
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.85%, 05/15/25	200,000	227,011
3.75%, 03/01/26 (a)	250,000	285,645
4.00%, 03/01/28 (a)	200,000	232,677
4.00%, 03/01/29 (a)	300,000	349,354
2.65%, 06/01/30 (a)	500,000	532,972
7.00%, 11/15/35 (f)(g)	150,000	222,507
4.55%, 03/01/39 (a)	75,000	94,157
7.38%, 01/15/40	50,000	80,315
4.70%, 03/01/49 (a)	350,000	463,690
Bristol-Myers Squibb Co.
2.60%, 05/16/22	820,000	850,939
3.25%, 08/15/22	350,000	368,935
3.55%, 08/15/22	600,000	635,769
3.25%, 02/20/23 (a)	200,000	212,915
4.00%, 08/15/23	300,000	330,553
3.63%, 05/15/24 (a)	1,000,000	1,102,045
2.90%, 07/26/24 (a)	1,150,000	1,247,744
3.88%, 08/15/25 (a)	700,000	799,239
3.20%, 06/15/26 (a)	1,000,000	1,126,615
3.25%, 02/27/27	250,000	286,268
3.45%, 11/15/27 (a)	600,000	692,115
3.90%, 02/20/28 (a)	350,000	414,816
3.40%, 07/26/29 (a)	1,325,000	1,541,419
4.13%, 06/15/39 (a)	250,000	316,923
3.25%, 08/01/42	350,000	401,217
5.25%, 08/15/43	250,000	358,960
4.50%, 03/01/44 (a)	100,000	138,850
5.00%, 08/15/45 (a)	600,000	843,159
4.35%, 11/15/47 (a)	600,000	790,671
4.55%, 02/20/48 (a)	500,000	674,967
4.25%, 10/26/49 (a)	1,300,000	1,715,564
Brown-Forman Corp.
4.00%, 04/15/38 (a)	300,000	361,425
4.50%, 07/15/45 (a)	150,000	198,585
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	250,000	260,525
3.75%, 09/25/27 (a)	600,000	653,058
Campbell Soup Co.
2.50%, 08/02/22	350,000	361,846
3.95%, 03/15/25 (a)	250,000	279,801
4.15%, 03/15/28 (a)	650,000	756,704
2.38%, 04/24/30 (a)	250,000	260,736
4.80%, 03/15/48 (a)	100,000	129,017
3.13%, 04/24/50 (a)	300,000	303,363
Cardinal Health, Inc.
3.08%, 06/15/24 (a)	822,000	884,916
3.75%, 09/15/25 (a)	250,000	280,863
3.41%, 06/15/27 (a)	400,000	446,202
4.60%, 03/15/43	100,000	111,139
4.50%, 11/15/44 (a)	150,000	165,920
4.90%, 09/15/45 (a)	400,000	471,912
4.37%, 06/15/47 (a)	100,000	109,270
Catholic Health Services of Long Island Obligated Group
Series 2020
3.37%, 07/01/50 (a)	250,000	243,521
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	241,013
Children's Hospital
Series 2020
2.93%, 07/15/50 (a)	150,000	147,290
Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	126,619
2.59%, 02/01/50 (a)	120,000	121,087
Children's Hospital Medical Center
4.27%, 05/15/44	150,000	190,184

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	500,000	548,762
Cigna Corp.
3.90%, 02/15/22	194,000	202,966
3.05%, 11/30/22 (a)	39,000	40,988
3.00%, 07/15/23 (a)	485,000	514,309
3.75%, 07/15/23 (a)	1,000,000	1,082,495
3.25%, 04/15/25 (a)	300,000	329,084
4.13%, 11/15/25 (a)	750,000	859,811
4.50%, 02/25/26 (a)	485,000	566,298
3.40%, 03/01/27 (a)	635,000	713,280
3.05%, 10/15/27 (a)	291,000	322,345
4.38%, 10/15/28 (a)	1,300,000	1,548,066
2.40%, 03/15/30 (a)	500,000	519,327
4.80%, 08/15/38 (a)	500,000	623,065
3.20%, 03/15/40 (a)	250,000	264,314
6.13%, 11/15/41	145,000	212,237
4.80%, 07/15/46 (a)	630,000	791,425
3.88%, 10/15/47 (a)	339,000	379,521
4.90%, 12/15/48 (a)	850,000	1,108,910
3.40%, 03/15/50 (a)	400,000	419,604
City of Hope
5.62%, 11/15/43	195,000	274,268
Cleveland Clinic Foundation
4.86%, 01/01/14	350,000	505,428
Clorox Co.
3.05%, 09/15/22 (a)	200,000	208,905
3.10%, 10/01/27 (a)	100,000	112,460
3.90%, 05/15/28 (a)	550,000	651,684
Coca-Cola Co.
2.50%, 04/01/23	250,000	263,791
3.20%, 11/01/23	1,250,000	1,359,812
1.75%, 09/06/24	300,000	314,151
2.88%, 10/27/25	250,000	277,500
2.55%, 06/01/26	150,000	164,741
3.38%, 03/25/27	400,000	459,472
2.90%, 05/25/27	150,000	168,002
1.45%, 06/01/27	250,000	257,726
1.00%, 03/15/28	400,000	399,492
2.13%, 09/06/29	300,000	320,916
3.45%, 03/25/30	700,000	829,524
1.65%, 06/01/30	250,000	258,985
1.38%, 03/15/31	400,000	398,326
4.20%, 03/25/50	300,000	402,850
2.60%, 06/01/50	700,000	712,649
2.50%, 03/15/51	200,000	199,564
2.75%, 06/01/60	300,000	306,824
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	150,000	167,279
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	400,000	431,396
1.85%, 09/01/32 (a)	250,000	251,131
5.25%, 11/26/43	200,000	273,758
Colgate-Palmolive Co.
2.10%, 05/01/23	460,000	480,969
3.25%, 03/15/24	500,000	548,160
3.70%, 08/01/47 (a)	277,000	365,848
CommonSpirit Health
2.76%, 10/01/24 (a)	250,000	262,003
3.35%, 10/01/29 (a)	300,000	319,041
4.35%, 11/01/42	250,000	271,085
3.82%, 10/01/49 (a)	250,000	275,344
4.19%, 10/01/49 (a)	300,000	319,499
Community Health Network, Inc.
Series 20-A
3.10%, 05/01/50 (a)	250,000	238,743
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conagra Brands, Inc.
3.80%, 10/22/21	350,000	362,131
3.20%, 01/25/23 (a)	333,000	351,007
4.30%, 05/01/24 (a)	360,000	401,758
4.60%, 11/01/25 (a)	350,000	406,826
4.85%, 11/01/28 (a)	500,000	612,045
8.25%, 09/15/30	100,000	149,586
5.30%, 11/01/38 (a)	350,000	452,875
5.40%, 11/01/48 (a)	350,000	476,007
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	350,000	370,352
4.25%, 05/01/23	500,000	546,430
4.75%, 11/15/24	250,000	288,419
4.40%, 11/15/25 (a)	350,000	407,778
4.75%, 12/01/25	200,000	237,408
3.70%, 12/06/26 (a)	200,000	228,609
4.65%, 11/15/28 (a)	250,000	301,278
3.15%, 08/01/29 (a)	250,000	274,006
2.88%, 05/01/30 (a)	550,000	593,145
4.50%, 05/09/47 (a)	175,000	212,595
4.10%, 02/15/48 (a)	150,000	173,932
5.25%, 11/15/48 (a)	200,000	269,807
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	100,000	103,889
CVS Health Corp.
3.50%, 07/20/22 (a)	500,000	524,407
2.75%, 12/01/22 (a)	500,000	521,622
3.70%, 03/09/23 (a)	2,450,000	2,626,118
3.38%, 08/12/24 (a)	650,000	707,918
2.63%, 08/15/24 (a)	300,000	319,919
4.10%, 03/25/25 (a)	950,000	1,073,353
3.88%, 07/20/25 (a)	950,000	1,071,904
2.88%, 06/01/26 (a)	900,000	977,908
3.00%, 08/15/26 (a)	250,000	273,966
3.63%, 04/01/27 (a)	300,000	337,339
1.30%, 08/21/27 (a)	100,000	98,592
4.30%, 03/25/28 (a)	2,870,000	3,359,364
3.25%, 08/15/29 (a)	250,000	275,798
3.75%, 04/01/30 (a)	400,000	457,636
1.75%, 08/21/30 (a)	100,000	98,066
4.88%, 07/20/35 (a)	250,000	318,108
4.78%, 03/25/38 (a)	1,450,000	1,763,526
6.13%, 09/15/39	150,000	208,024
4.13%, 04/01/40 (a)	450,000	518,677
2.70%, 08/21/40 (a)	600,000	575,436
5.30%, 12/05/43 (a)	600,000	766,641
5.13%, 07/20/45 (a)	950,000	1,203,740
5.05%, 03/25/48 (a)	2,600,000	3,320,668
4.25%, 04/01/50 (a)	300,000	353,361
Danaher Corp.
3.35%, 09/15/25 (a)	150,000	167,699
2.60%, 10/01/50 (a)(e)	250,000	246,308
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	250,000	301,906
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	200,000	217,672
DH Europe Finance II Sarl
2.05%, 11/15/22	250,000	257,950
2.20%, 11/15/24 (a)	400,000	423,174
2.60%, 11/15/29 (a)	250,000	272,163
3.25%, 11/15/39 (a)	350,000	389,235
3.40%, 11/15/49 (a)	350,000	401,046
Diageo Capital PLC
2.63%, 04/29/23 (a)	250,000	262,401
2.13%, 10/24/24 (a)	450,000	475,085
1.38%, 09/29/25 (a)	300,000	307,997
3.88%, 05/18/28 (a)	450,000	528,916

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 10/24/29 (a)	200,000	213,357
2.00%, 04/29/30 (a)	250,000	257,845
2.13%, 04/29/32 (a)	250,000	261,606
5.88%, 09/30/36	600,000	855,492
3.88%, 04/29/43 (a)	50,000	60,056
Diageo Investment Corp.
2.88%, 05/11/22	262,000	272,534
4.25%, 05/11/42	100,000	123,241
Dignity Health
3.13%, 11/01/22	250,000	258,880
5.27%, 11/01/64	150,000	182,297
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	251,534
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	250,000	299,410
Eli Lilly and Co.
2.35%, 05/15/22	350,000	361,559
2.75%, 06/01/25 (a)	110,000	120,439
3.10%, 05/15/27 (a)	250,000	281,534
3.38%, 03/15/29 (a)	350,000	406,474
3.88%, 03/15/39 (a)	250,000	308,549
3.95%, 05/15/47 (a)	100,000	126,284
3.95%, 03/15/49 (a)	500,000	629,362
2.25%, 05/15/50 (a)	850,000	807,627
4.15%, 03/15/59 (a)	400,000	520,194
2.50%, 09/15/60 (a)	250,000	238,005
Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	50,000	52,734
2.38%, 12/01/29 (a)	200,000	216,054
2.60%, 04/15/30 (a)	250,000	273,464
4.15%, 03/15/47 (a)	600,000	756,993
3.13%, 12/01/49 (a)	200,000	220,993
Flowers Foods, Inc.
4.38%, 04/01/22 (a)	250,000	259,289
Fomento Economico Mexicano S.A.B. de C.V.
4.38%, 05/10/43	150,000	181,247
3.50%, 01/16/50 (a)	1,050,000	1,115,116
General Mills, Inc.
2.60%, 10/12/22 (a)	150,000	156,172
3.70%, 10/17/23 (a)	166,000	181,137
4.00%, 04/17/25 (a)	950,000	1,079,124
3.20%, 02/10/27 (a)	300,000	337,384
4.20%, 04/17/28 (a)	325,000	384,210
2.88%, 04/15/30 (a)	350,000	384,571
4.55%, 04/17/38 (a)	400,000	513,168
5.40%, 06/15/40	100,000	137,537
4.70%, 04/17/48 (a)	250,000	343,047
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	350,000	362,750
1.95%, 03/01/22 (a)	200,000	204,081
3.25%, 09/01/22 (a)	450,000	471,548
2.50%, 09/01/23 (a)	600,000	631,353
3.70%, 04/01/24 (a)	700,000	767,235
3.50%, 02/01/25 (a)	600,000	664,500
3.65%, 03/01/26 (a)	700,000	790,870
2.95%, 03/01/27 (a)	100,000	110,316
4.60%, 09/01/35 (a)	500,000	643,440
4.00%, 09/01/36 (a)	200,000	242,924
5.65%, 12/01/41 (a)	200,000	284,194
4.80%, 04/01/44 (a)	600,000	779,679
4.50%, 02/01/45 (a)	350,000	440,179
4.75%, 03/01/46 (a)	950,000	1,238,653
4.15%, 03/01/47 (a)	725,000	886,080
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	590,000	613,491
2.88%, 06/01/22 (a)	400,000	415,348
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 06/01/24 (a)	300,000	324,635
3.38%, 06/01/29 (a)	650,000	750,977
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	105,823
3.38%, 05/15/23	250,000	269,180
3.63%, 05/15/25	1,000,000	1,132,320
3.88%, 05/15/28	500,000	595,535
5.38%, 04/15/34	180,000	257,727
6.38%, 05/15/38	900,000	1,391,004
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	247,130
4.21%, 07/01/48 (a)	150,000	184,856
4.50%, 07/01/57 (a)	150,000	195,530
Hartford HealthCare Corp.
3.45%, 07/01/54	150,000	148,070
Hasbro, Inc.
2.60%, 11/19/22	200,000	206,572
3.00%, 11/19/24 (a)	200,000	212,529
3.55%, 11/19/26 (a)	250,000	267,058
3.50%, 09/15/27 (a)	100,000	104,146
3.90%, 11/19/29 (a)	200,000	210,924
6.35%, 03/15/40	200,000	236,382
5.10%, 05/15/44 (a)	100,000	104,511
HCA, Inc.
4.75%, 05/01/23	450,000	491,366
5.00%, 03/15/24	1,000,000	1,120,330
5.25%, 04/15/25	250,000	288,930
5.25%, 06/15/26 (a)	250,000	291,760
4.50%, 02/15/27 (a)	500,000	562,045
4.13%, 06/15/29 (a)	550,000	623,287
5.13%, 06/15/39 (a)	300,000	362,410
5.50%, 06/15/47 (a)	700,000	868,969
5.25%, 06/15/49 (a)	850,000	1,036,660
Hershey Co.
0.90%, 06/01/25 (a)	250,000	252,871
2.30%, 08/15/26 (a)	710,000	769,289
2.45%, 11/15/29 (a)	100,000	109,420
3.13%, 11/15/49 (a)	150,000	165,010
2.65%, 06/01/50 (a)	300,000	307,146
Hormel Foods Corp.
1.80%, 06/11/30 (a)	250,000	257,706
Hospital Special Surgery
Series 2020
2.67%, 10/01/50 (a)	250,000	238,560
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	240,000	309,018
Ingredion, Inc.
3.20%, 10/01/26 (a)	150,000	165,993
2.90%, 06/01/30 (a)	250,000	271,974
3.90%, 06/01/50 (a)	100,000	113,406
JM Smucker Co.
3.50%, 10/15/21	250,000	257,934
3.50%, 03/15/25	500,000	561,702
2.38%, 03/15/30 (a)	200,000	209,263
4.25%, 03/15/35	250,000	301,129
4.38%, 03/15/45	250,000	302,216
3.55%, 03/15/50 (a)	100,000	108,706
Johnson & Johnson
2.45%, 12/05/21	100,000	102,558
2.05%, 03/01/23 (a)	100,000	103,813
3.38%, 12/05/23	500,000	548,372
2.63%, 01/15/25 (a)	320,000	347,589
0.55%, 09/01/25 (a)	350,000	350,301
2.45%, 03/01/26 (a)	450,000	491,625
2.95%, 03/03/27 (a)	1,600,000	1,798,920
0.95%, 09/01/27 (a)	350,000	351,872

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 01/15/28 (a)	100,000	112,630
1.30%, 09/01/30 (a)	350,000	353,325
3.55%, 03/01/36 (a)	117,000	142,484
3.63%, 03/03/37 (a)	400,000	489,444
3.40%, 01/15/38 (a)	1,250,000	1,485,987
5.85%, 07/15/38	382,000	597,337
2.10%, 09/01/40 (a)	400,000	400,346
4.85%, 05/15/41	150,000	215,606
4.50%, 12/05/43 (a)	200,000	277,100
3.70%, 03/01/46 (a)	925,000	1,158,965
3.75%, 03/03/47 (a)	200,000	254,265
2.25%, 09/01/50 (a)	400,000	396,470
2.45%, 09/01/60 (a)	400,000	398,796
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	750,000	841,200
4.88%, 04/01/42	50,000	69,245
4.15%, 05/01/47 (a)	125,000	158,553
3.27%, 11/01/49 (a)	550,000	613,572
Kellogg Co.
2.65%, 12/01/23	350,000	371,513
4.30%, 05/15/28 (a)	750,000	885,750
2.10%, 06/01/30 (a)	250,000	256,629
4.50%, 04/01/46	231,000	291,035
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	450,000	489,429
3.13%, 12/15/23 (a)	250,000	268,580
4.42%, 05/25/25 (a)	800,000	923,128
2.55%, 09/15/26 (a)	150,000	163,000
3.43%, 06/15/27 (a)	150,000	167,669
4.60%, 05/25/28 (a)	500,000	602,470
3.20%, 05/01/30 (a)	300,000	337,183
4.99%, 05/25/38 (a)	200,000	260,238
4.50%, 11/15/45 (a)	150,000	186,637
4.42%, 12/15/46 (a)	250,000	307,936
5.09%, 05/25/48 (a)	150,000	202,331
3.80%, 05/01/50 (a)	250,000	288,038
Kimberly-Clark Corp.
2.40%, 06/01/23	250,000	262,944
1.05%, 09/15/27 (a)	250,000	252,073
3.95%, 11/01/28 (a)	200,000	241,556
3.20%, 04/25/29 (a)	600,000	689,091
3.10%, 03/26/30 (a)	200,000	229,351
6.63%, 08/01/37	100,000	160,155
5.30%, 03/01/41	450,000	645,077
3.20%, 07/30/46 (a)	100,000	116,065
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	73,000	103,933
Koninklijke Philips N.V.
6.88%, 03/11/38	217,000	332,078
5.00%, 03/15/42	200,000	264,967
Kroger Co.
2.80%, 08/01/22 (a)	500,000	519,787
4.00%, 02/01/24 (a)	450,000	496,336
2.65%, 10/15/26 (a)	100,000	109,092
4.50%, 01/15/29 (a)	200,000	245,478
2.20%, 05/01/30 (a)	550,000	577,236
7.50%, 04/01/31	100,000	146,739
6.90%, 04/15/38	90,000	133,234
5.40%, 07/15/40 (a)	500,000	644,620
5.15%, 08/01/43 (a)	67,000	87,196
3.88%, 10/15/46 (a)	200,000	227,923
4.45%, 02/01/47 (a)	350,000	432,999
4.65%, 01/15/48 (a)	200,000	254,837
5.40%, 01/15/49 (a)	200,000	277,454
3.95%, 01/15/50 (a)	320,000	375,976
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,364,456
2.30%, 12/01/24 (a)	200,000	211,613
3.60%, 02/01/25 (a)	150,000	166,639
2.95%, 12/01/29 (a)	100,000	110,129
4.70%, 02/01/45 (a)	300,000	382,342
Mayo Clinic
3.77%, 11/15/43	100,000	120,736
4.13%, 11/15/52	250,000	328,078
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	150,000	156,339
3.15%, 08/15/24 (a)	200,000	217,836
3.40%, 08/15/27 (a)	350,000	394,427
2.50%, 04/15/30 (a)	200,000	214,358
4.20%, 08/15/47 (a)	150,000	191,093
McKesson Corp.
2.70%, 12/15/22 (a)	250,000	260,048
3.80%, 03/15/24 (a)	500,000	547,642
3.95%, 02/16/28 (a)	300,000	349,293
4.75%, 05/30/29 (a)	200,000	243,937
4.88%, 03/15/44 (a)	69,000	84,475
McLaren Health Care Corp.
Series A
4.39%, 05/15/48 (a)	100,000	124,682
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	300,000	345,934
5.90%, 11/01/39	150,000	219,130
4.60%, 06/01/44 (a)	250,000	334,587
MedStar Health, Inc.
3.63%, 08/15/49	100,000	110,790
Medtronic, Inc.
3.15%, 03/15/22	450,000	467,509
3.63%, 03/15/24 (a)	350,000	386,218
3.50%, 03/15/25	925,000	1,044,639
4.38%, 03/15/35	800,000	1,072,104
4.63%, 03/15/45	750,000	1,035,907
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	30,000	41,229
4.20%, 07/01/55	400,000	541,618
Merck & Co., Inc.
2.35%, 02/10/22	400,000	411,902
2.80%, 05/18/23	800,000	853,088
2.75%, 02/10/25 (a)	1,700,000	1,847,874
3.40%, 03/07/29 (a)	500,000	583,512
1.45%, 06/24/30 (a)	450,000	457,378
6.50%, 12/01/33 (g)	250,000	392,612
3.90%, 03/07/39 (a)	350,000	434,443
2.35%, 06/24/40 (a)	450,000	457,942
3.60%, 09/15/42 (a)	200,000	244,510
4.15%, 05/18/43	450,000	573,331
3.70%, 02/10/45 (a)	700,000	845,372
4.00%, 03/07/49 (a)	600,000	764,697
2.45%, 06/24/50 (a)	250,000	249,849
Methodist Hospital
Series 20A
2.71%, 12/01/50 (a)	250,000	250,224
Molson Coors Beverage Co.
3.50%, 05/01/22	200,000	208,578
3.00%, 07/15/26 (a)	590,000	629,958
5.00%, 05/01/42	350,000	396,979
4.20%, 07/15/46 (a)	600,000	635,379
Mondelez International, Inc.
0.63%, 07/01/22	175,000	175,545
3.63%, 05/07/23 (a)	650,000	699,429
1.50%, 05/04/25 (a)	300,000	308,673
3.63%, 02/13/26 (a)	200,000	226,777

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 05/07/28 (a)	300,000	359,280
2.75%, 04/13/30 (a)	425,000	463,076
1.50%, 02/04/31 (a)	250,000	243,893
1.88%, 10/15/32 (a)(e)	250,000	249,413
4.63%, 05/07/48 (a)	150,000	198,263
2.63%, 09/04/50 (a)(e)	400,000	389,806
Montefiore Obligated Group
4.29%, 09/01/50	200,000	199,368
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	350,000	389,557
3.39%, 07/01/50 (a)	250,000	244,811
MultiCare Health System
2.80%, 08/15/50 (a)	150,000	151,560
Mylan N.V.
3.95%, 06/15/26 (a)	800,000	900,292
5.25%, 06/15/46 (a)	300,000	374,893
Mylan, Inc.
4.20%, 11/29/23 (a)	200,000	219,297
4.55%, 04/15/28 (a)	350,000	408,681
5.40%, 11/29/43 (a)	250,000	313,880
5.20%, 04/15/48 (a)	250,000	312,419
New York and Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	246,775
4.02%, 08/01/45	100,000	125,102
4.06%, 08/01/56	50,000	65,666
2.61%, 08/01/60 (a)	250,000	241,894
3.95%, 08/01/19 (a)	450,000	515,169
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	200,000	224,258
4.26%, 11/01/47 (a)	300,000	346,678
3.81%, 11/01/49 (a)	150,000	166,742
Novartis Capital Corp.
2.40%, 09/21/22	650,000	677,674
3.40%, 05/06/24	350,000	386,097
1.75%, 02/14/25 (a)	350,000	366,950
3.00%, 11/20/25 (a)	750,000	833,190
2.00%, 02/14/27 (a)	390,000	413,946
3.10%, 05/17/27 (a)	750,000	844,174
2.20%, 08/14/30 (a)	500,000	537,710
4.40%, 05/06/44	625,000	842,325
4.00%, 11/20/45 (a)	500,000	645,105
2.75%, 08/14/50 (a)	450,000	486,040
NYU Langone Hospitals
4.78%, 07/01/44	350,000	436,998
4.37%, 07/01/47 (a)	130,000	153,294
3.38%, 07/01/55 (a)	200,000	205,954
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	100,000	113,278
3.33%, 10/01/50 (a)(e)	250,000	252,629
Partners Healthcare System, Inc.
3.77%, 07/01/48 (a)	250,000	290,753
3.19%, 07/01/49 (a)	100,000	108,068
3.34%, 07/01/60 (a)	250,000	278,066
PeaceHealth Obligated Group
Series 2018
4.79%, 11/15/48 (a)	100,000	131,269
PepsiCo, Inc.
3.00%, 08/25/21	300,000	307,428
1.70%, 10/06/21 (a)	850,000	861,462
2.75%, 03/05/22	800,000	827,856
2.25%, 05/02/22 (a)	200,000	205,851
2.75%, 03/01/23	500,000	528,832
0.75%, 05/01/23	150,000	151,692
3.60%, 03/01/24 (a)	500,000	549,015
2.75%, 04/30/25 (a)	300,000	327,744
3.50%, 07/17/25 (a)	100,000	112,642
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 10/06/26 (a)	250,000	272,813
2.63%, 03/19/27 (a)	200,000	219,926
3.00%, 10/15/27 (a)	500,000	564,152
2.63%, 07/29/29 (a)	550,000	609,282
2.75%, 03/19/30 (a)	400,000	448,536
1.63%, 05/01/30 (a)	225,000	231,307
3.50%, 03/19/40 (a)	500,000	592,557
3.60%, 08/13/42	145,000	173,133
4.60%, 07/17/45 (a)	875,000	1,201,196
4.45%, 04/14/46 (a)	500,000	665,035
3.45%, 10/06/46 (a)	1,000,000	1,163,835
3.38%, 07/29/49 (a)	350,000	405,797
2.88%, 10/15/49 (a)	250,000	269,873
3.63%, 03/19/50 (a)	450,000	548,404
3.88%, 03/19/60 (a)	300,000	382,987
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	250,000	278,413
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	300,000	325,847
4.38%, 03/15/26 (a)	200,000	223,824
3.15%, 06/15/30 (a)	250,000	259,570
4.90%, 12/15/44 (a)	250,000	268,258
Pfizer, Inc.
3.00%, 09/15/21	250,000	256,583
2.20%, 12/15/21	350,000	358,227
2.80%, 03/11/22	96,000	99,448
3.00%, 06/15/23	500,000	534,432
5.80%, 08/12/23	100,000	114,873
3.20%, 09/15/23 (a)	500,000	539,675
2.95%, 03/15/24 (a)	268,000	289,534
3.40%, 05/15/24	250,000	274,696
0.80%, 05/28/25 (a)	500,000	503,615
2.75%, 06/03/26	800,000	887,620
3.00%, 12/15/26	300,000	339,529
3.60%, 09/15/28 (a)	250,000	296,208
3.45%, 03/15/29 (a)	500,000	585,930
2.63%, 04/01/30 (a)	500,000	557,782
1.70%, 05/28/30 (a)	250,000	258,815
4.00%, 12/15/36	250,000	309,084
4.10%, 09/15/38 (a)	200,000	249,665
3.90%, 03/15/39 (a)	250,000	306,185
7.20%, 03/15/39	650,000	1,082,136
2.55%, 05/28/40 (a)	250,000	260,861
5.60%, 09/15/40	200,000	288,929
4.30%, 06/15/43	150,000	193,484
4.40%, 05/15/44	850,000	1,124,682
4.13%, 12/15/46	1,000,000	1,280,150
4.20%, 09/15/48 (a)	300,000	391,212
4.00%, 03/15/49 (a)	150,000	190,850
2.70%, 05/28/50 (a)	250,000	261,364
Pharmacia LLC
6.60%, 12/01/28	500,000	696,862
Philip Morris International, Inc.
2.90%, 11/15/21	500,000	513,862
2.63%, 02/18/22 (a)	200,000	205,950
2.38%, 08/17/22 (a)	500,000	517,617
2.50%, 08/22/22	250,000	259,834
2.50%, 11/02/22 (a)	250,000	260,404
2.63%, 03/06/23	150,000	157,685
2.13%, 05/10/23 (a)	500,000	518,675
2.88%, 05/01/24 (a)	200,000	214,781
1.50%, 05/01/25 (a)	200,000	206,506
2.75%, 02/25/26 (a)	230,000	251,663
3.13%, 03/02/28 (a)	650,000	719,560
3.38%, 08/15/29 (a)	250,000	284,246
2.10%, 05/01/30 (a)	250,000	258,468
6.38%, 05/16/38	650,000	965,637
4.38%, 11/15/41	250,000	305,268

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 03/20/42	200,000	245,442
3.88%, 08/21/42	250,000	283,826
4.13%, 03/04/43	250,000	294,089
4.88%, 11/15/43	375,000	482,064
4.25%, 11/10/44	400,000	481,552
Procter & Gamble Co.
1.70%, 11/03/21	250,000	254,011
2.30%, 02/06/22	581,000	597,224
2.15%, 08/11/22	500,000	517,677
2.70%, 02/02/26	500,000	557,580
2.45%, 11/03/26	350,000	386,965
2.80%, 03/25/27	200,000	224,631
3.00%, 03/25/30	500,000	580,770
5.50%, 02/01/34	150,000	217,577
3.55%, 03/25/40	300,000	368,860
3.50%, 10/25/47	650,000	820,306
3.60%, 03/25/50	450,000	570,881
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	350,000	372,496
3.74%, 10/01/47	112,000	130,943
3.93%, 10/01/48 (a)	200,000	237,094
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	300,000	332,758
4.20%, 06/30/29 (a)	100,000	118,793
2.95%, 06/30/30 (a)	300,000	328,359
2.80%, 06/30/31 (a)	300,000	325,034
4.70%, 03/30/45 (a)	300,000	380,137
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	450,000	440,878
2.80%, 09/15/50 (a)	250,000	235,289
Reynolds American, Inc.
4.00%, 06/12/22	300,000	316,641
4.45%, 06/12/25 (a)	750,000	846,251
5.70%, 08/15/35 (a)	200,000	251,181
7.25%, 06/15/37	375,000	498,223
6.15%, 09/15/43	500,000	628,670
5.85%, 08/15/45 (a)	1,250,000	1,527,012
Royalty Pharma PLC
0.75%, 09/02/23 (c)	350,000	349,489
1.20%, 09/02/25 (a)(c)	350,000	349,648
1.75%, 09/02/27 (a)(c)	450,000	451,181
2.20%, 09/02/30 (a)(c)	450,000	450,128
3.30%, 09/02/40 (a)(c)	450,000	446,863
3.55%, 09/02/50 (a)(c)	450,000	437,290
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	200,000	229,736
Sanofi
3.38%, 06/19/23 (a)	350,000	377,452
3.63%, 06/19/28 (a)	250,000	293,173
Sharp HealthCare
Series 20B
2.68%, 08/01/50 (a)(e)	250,000	249,456
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	205,000	208,727
2.88%, 09/23/23 (a)	1,400,000	1,485,771
3.20%, 09/23/26 (a)	800,000	891,544
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	100,000	115,808
Stanford Health Care
3.80%, 11/15/48 (a)	200,000	246,840
Stryker Corp.
3.38%, 05/15/24 (a)	150,000	163,180
3.50%, 03/15/26 (a)	790,000	892,265
3.65%, 03/07/28 (a)	150,000	174,314
1.95%, 06/15/30 (a)	500,000	511,067
4.38%, 05/15/44 (a)	100,000	123,725
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.63%, 03/15/46 (a)	400,000	523,738
2.90%, 06/15/50 (a)	300,000	309,435
Sutter Health
Series 2018
4.09%, 08/15/48 (a)	100,000	119,158
Sysco Corp.
3.55%, 03/15/25 (a)	600,000	654,432
3.75%, 10/01/25 (a)	500,000	551,260
3.30%, 07/15/26 (a)	250,000	272,935
3.25%, 07/15/27 (a)	200,000	217,536
2.40%, 02/15/30 (a)	200,000	202,132
5.95%, 04/01/30 (a)	400,000	506,678
6.60%, 04/01/40 (a)	200,000	273,338
4.85%, 10/01/45 (a)	225,000	255,863
4.50%, 04/01/46 (a)	200,000	218,970
3.30%, 02/15/50 (a)	300,000	283,680
6.60%, 04/01/50 (a)	550,000	777,021
Takeda Pharmaceutical Co., Ltd.
4.00%, 11/26/21 (a)	650,000	675,064
4.40%, 11/26/23 (a)	250,000	277,860
5.00%, 11/26/28 (a)	400,000	497,566
2.05%, 03/31/30 (a)	700,000	709,226
3.03%, 07/09/40 (a)	550,000	574,398
3.18%, 07/09/50 (a)	600,000	615,195
3.38%, 07/09/60 (a)	300,000	315,563
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	232,855
4.33%, 11/15/55	100,000	136,936
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	500,000	528,822
4.15%, 02/01/24 (a)	800,000	884,476
4.13%, 03/25/25 (a)	300,000	342,148
3.20%, 08/15/27 (a)	332,000	374,136
2.60%, 10/01/29 (a)	250,000	272,824
4.50%, 03/25/30 (a)	300,000	371,532
5.30%, 02/01/44 (a)	200,000	280,335
4.10%, 08/15/47 (a)	250,000	321,186
Toledo Hospital
5.33%, 11/15/28	75,000	84,558
5.75%, 11/15/38 (a)	275,000	325,419
Trinity Health Corp.
4.13%, 12/01/45	225,000	274,827
Tyson Foods, Inc.
2.25%, 08/23/21 (a)	150,000	152,323
4.50%, 06/15/22 (a)	250,000	264,669
3.90%, 09/28/23 (a)	150,000	164,297
3.95%, 08/15/24 (a)	150,000	166,780
4.00%, 03/01/26 (a)	250,000	286,354
3.55%, 06/02/27 (a)	350,000	396,310
4.35%, 03/01/29 (a)	260,000	315,855
4.88%, 08/15/34 (a)	800,000	1,044,884
5.15%, 08/15/44 (a)	125,000	166,811
4.55%, 06/02/47 (a)	400,000	506,638
5.10%, 09/28/48 (a)	210,000	289,499
Unilever Capital Corp.
3.00%, 03/07/22	250,000	259,708
2.20%, 05/05/22 (a)	250,000	257,243
0.38%, 09/14/23	250,000	250,503
3.25%, 03/07/24 (a)	200,000	217,754
2.60%, 05/05/24 (a)	450,000	482,096
2.00%, 07/28/26	500,000	533,862
2.90%, 05/05/27 (a)	200,000	223,750
3.50%, 03/22/28 (a)	550,000	640,799
2.13%, 09/06/29 (a)	400,000	424,988
1.38%, 09/14/30 (a)	250,000	252,456
5.90%, 11/15/32	300,000	442,345

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	225,000	223,948
Upjohn, Inc.
1.65%, 06/22/25 (a)(c)	350,000	358,164
2.30%, 06/22/27 (a)(c)	250,000	259,085
2.70%, 06/22/30 (a)(c)	400,000	415,584
3.85%, 06/22/40 (a)(c)	400,000	432,648
4.00%, 06/22/50 (a)(c)	700,000	747,218
Whirlpool Corp.
4.00%, 03/01/24	100,000	110,009
3.70%, 05/01/25	100,000	112,152
4.75%, 02/26/29 (a)	250,000	303,871
4.50%, 06/01/46 (a)	150,000	177,428
4.60%, 05/15/50 (a)	300,000	370,812
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	150,000	189,150
Wyeth LLC
6.50%, 02/01/34	200,000	310,913
6.00%, 02/15/36	150,000	218,641
5.95%, 04/01/37	500,000	739,127
Yale-New Haven Health Services Corp.
Series 2020
2.50%, 07/01/50 (a)	250,000	242,945
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	250,000	258,685
3.70%, 03/19/23 (a)	100,000	106,920
3.55%, 04/01/25 (a)	600,000	663,633
3.05%, 01/15/26 (a)	200,000	219,901
3.55%, 03/20/30 (a)	300,000	335,896
4.45%, 08/15/45 (a)	299,000	336,435
Zoetis, Inc.
3.25%, 02/01/23 (a)	350,000	369,700
3.00%, 09/12/27 (a)	500,000	554,145
3.90%, 08/20/28 (a)	620,000	734,672
2.00%, 05/15/30 (a)	200,000	207,068
4.70%, 02/01/43 (a)	300,000	395,196
4.45%, 08/20/48 (a)	150,000	197,989
3.00%, 05/15/50 (a)	300,000	323,028
		377,247,333
Energy 2.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	418,408
3.34%, 12/15/27 (a)	650,000	691,561
3.14%, 11/07/29 (a)	200,000	208,899
4.49%, 05/01/30 (a)	150,000	171,683
4.08%, 12/15/47 (a)	725,000	729,691
Baker Hughes Holdings LLC
5.13%, 09/15/40	150,000	178,394
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	330,000	363,353
4.45%, 07/15/27 (a)	450,000	486,835
3.40%, 02/15/31 (a)	250,000	245,938
BP Capital Markets America, Inc.
3.25%, 05/06/22	250,000	261,014
2.52%, 09/19/22 (a)	200,000	207,329
2.94%, 04/06/23	500,000	528,795
2.75%, 05/10/23	350,000	369,547
3.22%, 11/28/23 (a)	400,000	430,172
3.79%, 02/06/24 (a)	250,000	274,209
3.22%, 04/14/24 (a)	350,000	377,613
3.19%, 04/06/25 (a)	300,000	330,045
3.80%, 09/21/25 (a)	300,000	339,570
3.41%, 02/11/26 (a)	250,000	279,238
3.12%, 05/04/26 (a)	350,000	386,913
3.02%, 01/16/27 (a)	300,000	329,372
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.54%, 04/06/27 (a)	300,000	337,282
3.59%, 04/14/27 (a)	150,000	168,464
3.94%, 09/21/28 (a)	550,000	640,717
4.23%, 11/06/28 (a)	600,000	712,002
3.63%, 04/06/30 (a)	700,000	803,544
1.75%, 08/10/30 (a)	400,000	396,824
3.00%, 02/24/50 (a)	650,000	624,172
2.77%, 11/10/50 (a)	500,000	461,532
BP Capital Markets PLC
3.56%, 11/01/21	400,000	413,538
3.06%, 03/17/22	300,000	311,534
2.50%, 11/06/22	300,000	312,156
3.99%, 09/26/23	250,000	274,530
3.81%, 02/10/24	500,000	549,727
3.54%, 11/04/24	300,000	331,824
3.51%, 03/17/25	300,000	334,542
3.28%, 09/19/27 (a)	450,000	500,744
3.72%, 11/28/28 (a)	250,000	287,695
Burlington Resources LLC
7.20%, 08/15/31	250,000	363,396
5.95%, 10/15/36	250,000	343,280
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	110,000	112,652
2.95%, 01/15/23 (a)	550,000	572,085
3.80%, 04/15/24 (a)	150,000	161,465
3.90%, 02/01/25 (a)	100,000	108,650
3.85%, 06/01/27 (a)	200,000	216,182
2.95%, 07/15/30 (a)	200,000	201,775
7.20%, 01/15/32	225,000	291,198
6.45%, 06/30/33	150,000	185,459
6.50%, 02/15/37	200,000	245,483
6.25%, 03/15/38	500,000	596,257
6.75%, 02/01/39	250,000	319,806
4.95%, 06/01/47 (a)	250,000	280,745
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	625,000	720,244
5.88%, 03/31/25 (a)	375,000	427,852
5.13%, 06/30/27 (a)	550,000	614,196
3.70%, 11/15/29 (a)(c)	450,000	468,155
Chevron Corp.
2.41%, 03/03/22 (a)	300,000	307,827
2.50%, 03/03/22 (a)	300,000	308,739
2.36%, 12/05/22 (a)	299,000	310,452
1.14%, 05/11/23	400,000	407,870
2.57%, 05/16/23 (a)	250,000	263,401
3.19%, 06/24/23 (a)	1,150,000	1,230,839
2.90%, 03/03/24 (a)	1,250,000	1,342,962
1.55%, 05/11/25 (a)	600,000	622,128
2.95%, 05/16/26 (a)	250,000	278,431
2.00%, 05/11/27 (a)	100,000	105,972
2.24%, 05/11/30 (a)	500,000	531,215
2.98%, 05/11/40 (a)	300,000	324,552
3.08%, 05/11/50 (a)	300,000	324,300
Chevron USA, Inc.
1.02%, 08/12/27 (a)	250,000	249,969
2.34%, 08/12/50 (a)	250,000	236,380
Cimarex Energy Co.
4.38%, 06/01/24 (a)	250,000	268,625
3.90%, 05/15/27 (a)	200,000	201,786
4.38%, 03/15/29 (a)	200,000	207,137
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	483,000	557,737
Concho Resources, Inc.
4.30%, 08/15/28 (a)	850,000	940,155
2.40%, 02/15/31 (a)	250,000	239,271
4.88%, 10/01/47 (a)	150,000	167,605
4.85%, 08/15/48 (a)	275,000	303,797

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Conoco Funding Co.
7.25%, 10/15/31	200,000	299,861
ConocoPhillips Co.
4.95%, 03/15/26 (a)	700,000	836,934
6.95%, 04/15/29	450,000	626,157
5.90%, 10/15/32	100,000	137,918
5.90%, 05/15/38	250,000	343,349
6.50%, 02/01/39	1,100,000	1,624,480
4.30%, 11/15/44 (a)	300,000	361,587
5.95%, 03/15/46 (a)	125,000	185,773
Devon Energy Corp.
5.85%, 12/15/25 (a)	250,000	280,268
7.88%, 09/30/31	150,000	192,987
7.95%, 04/15/32	100,000	129,392
5.60%, 07/15/41 (a)	500,000	506,042
4.75%, 05/15/42 (a)	150,000	139,508
5.00%, 06/15/45 (a)	550,000	524,001
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	304,016
4.75%, 05/31/25 (a)	225,000	243,138
5.38%, 05/31/25 (a)	300,000	311,606
3.25%, 12/01/26 (a)	300,000	301,340
3.50%, 12/01/29 (a)	300,000	289,898
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	150,000	160,059
3.60%, 12/15/24 (a)	300,000	332,493
3.00%, 11/15/29 (a)	200,000	220,810
4.80%, 11/01/43 (a)	400,000	502,002
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	98,588
4.40%, 03/15/27 (a)	250,000	241,504
4.95%, 05/15/28 (a)	250,000	244,513
4.15%, 09/15/29 (a)	300,000	278,049
5.00%, 05/15/44 (a)	250,000	211,746
Enbridge Energy Partners LP
4.20%, 09/15/21 (a)	250,000	256,405
5.88%, 10/15/25 (a)	150,000	179,293
7.50%, 04/15/38	100,000	140,432
5.50%, 09/15/40 (a)	200,000	242,066
7.38%, 10/15/45 (a)	150,000	220,027
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	270,894
2.50%, 01/15/25 (a)	150,000	158,118
4.25%, 12/01/26 (a)	850,000	976,310
3.70%, 07/15/27 (a)	475,000	528,658
3.13%, 11/15/29 (a)	350,000	372,949
4.50%, 06/10/44 (a)	150,000	170,477
5.50%, 12/01/46 (a)	150,000	195,401
4.00%, 11/15/49 (a)	150,000	160,994
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	1,450,000	1,502,345
4.25%, 03/15/23 (a)	250,000	260,505
5.88%, 01/15/24 (a)	900,000	993,276
4.90%, 02/01/24 (a)	250,000	268,298
4.05%, 03/15/25 (a)	200,000	210,810
2.90%, 05/15/25 (a)	350,000	352,123
4.75%, 01/15/26 (a)	350,000	373,331
4.20%, 04/15/27 (a)	250,000	259,283
5.50%, 06/01/27 (a)	350,000	386,102
4.95%, 06/15/28 (a)	100,000	106,550
5.25%, 04/15/29 (a)	300,000	323,327
3.75%, 05/15/30 (a)	500,000	486,062
4.90%, 03/15/35 (a)	550,000	539,371
6.63%, 10/15/36	325,000	352,046
7.50%, 07/01/38	500,000	572,637
6.05%, 06/01/41 (a)	350,000	351,776
6.50%, 02/01/42 (a)	600,000	629,427
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.15%, 02/01/43 (a)	100,000	91,788
5.95%, 10/01/43 (a)	48,000	47,509
5.15%, 03/15/45 (a)	250,000	227,783
6.13%, 12/15/45 (a)	350,000	355,593
5.30%, 04/15/47 (a)	250,000	234,451
6.00%, 06/15/48 (a)	350,000	354,632
6.25%, 04/15/49 (a)	500,000	517,452
5.00%, 05/15/50 (a)	650,000	602,101
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	300,000	319,002
Eni USA, Inc.
7.30%, 11/15/27	150,000	193,908
Enterprise Products Operating LLC
3.50%, 02/01/22	150,000	155,919
3.35%, 03/15/23 (a)	550,000	582,961
3.90%, 02/15/24 (a)	400,000	435,850
3.75%, 02/15/25 (a)	300,000	334,037
3.70%, 02/15/26 (a)	150,000	168,437
3.95%, 02/15/27 (a)	425,000	487,150
4.15%, 10/16/28 (a)	400,000	468,450
3.13%, 07/31/29 (a)	650,000	708,750
2.80%, 01/31/30 (a)	575,000	612,191
6.65%, 10/15/34	250,000	334,109
7.55%, 04/15/38	150,000	211,587
6.13%, 10/15/39	250,000	319,826
6.45%, 09/01/40	70,000	92,479
5.95%, 02/01/41	100,000	126,456
5.70%, 02/15/42	150,000	189,249
4.85%, 08/15/42 (a)	300,000	343,381
4.45%, 02/15/43 (a)	300,000	326,046
4.85%, 03/15/44 (a)	400,000	455,794
5.10%, 02/15/45 (a)	350,000	408,053
4.90%, 05/15/46 (a)	400,000	454,104
4.25%, 02/15/48 (a)	500,000	530,747
4.80%, 02/01/49 (a)	450,000	517,495
4.20%, 01/31/50 (a)	500,000	532,460
3.70%, 01/31/51 (a)	325,000	323,885
3.20%, 02/15/52 (a)	250,000	230,828
4.95%, 10/15/54 (a)	225,000	257,670
3.95%, 01/31/60 (a)	325,000	323,383
4.88%, 08/16/77 (a)(b)	200,000	174,370
5.25%, 08/16/77 (a)(b)	335,000	319,801
5.38%, 02/15/78 (a)(b)	235,000	209,488
EOG Resources, Inc.
2.63%, 03/15/23 (a)	500,000	521,355
3.15%, 04/01/25 (a)	250,000	273,160
4.15%, 01/15/26 (a)	50,000	57,371
4.38%, 04/15/30 (a)	300,000	354,006
3.90%, 04/01/35 (a)	165,000	185,646
4.95%, 04/15/50 (a)	300,000	368,584
Equinor A.S.A.
1.75%, 01/22/26 (a)	450,000	467,453
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	500,000	513,250
1.90%, 08/16/22	350,000	360,558
2.73%, 03/01/23 (a)	400,000	420,866
1.57%, 04/15/23	1,000,000	1,029,370
3.18%, 03/15/24 (a)	250,000	270,368
2.02%, 08/16/24 (a)	375,000	394,376
2.71%, 03/06/25 (a)	600,000	648,618
2.99%, 03/19/25 (a)	800,000	877,088
3.04%, 03/01/26 (a)	400,000	442,118
2.28%, 08/16/26 (a)	800,000	858,648
2.44%, 08/16/29 (a)	400,000	430,892
3.48%, 03/19/30 (a)	650,000	749,622
2.61%, 10/15/30 (a)	1,000,000	1,082,150
3.00%, 08/16/39 (a)	250,000	265,066

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.23%, 03/19/40 (a)	400,000	489,076
3.57%, 03/06/45 (a)	400,000	438,476
4.11%, 03/01/46 (a)	850,000	1,011,538
3.10%, 08/16/49 (a)	700,000	723,684
4.33%, 03/19/50 (a)	900,000	1,130,238
3.45%, 04/15/51 (a)	900,000	987,925
Halliburton Co.
3.50%, 08/01/23 (a)	350,000	371,187
3.80%, 11/15/25 (a)	500,000	543,757
2.92%, 03/01/30 (a)	300,000	295,766
4.85%, 11/15/35 (a)	375,000	399,842
6.70%, 09/15/38	250,000	303,846
7.45%, 09/15/39	400,000	516,128
4.50%, 11/15/41 (a)	150,000	147,677
4.75%, 08/01/43 (a)	250,000	250,044
5.00%, 11/15/45 (a)	600,000	615,228
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	200,000	219,461
Hess Corp.
4.30%, 04/01/27 (a)	200,000	209,072
7.88%, 10/01/29	200,000	250,769
7.30%, 08/15/31	413,000	507,408
7.13%, 03/15/33	300,000	361,567
6.00%, 01/15/40	100,000	111,475
5.60%, 02/15/41	500,000	544,675
5.80%, 04/01/47 (a)	50,000	55,309
HollyFrontier Corp.
5.88%, 04/01/26 (a)	260,000	285,145
4.50%, 10/01/30 (a)	250,000	242,803
Husky Energy, Inc.
3.95%, 04/15/22 (a)	350,000	361,182
6.80%, 09/15/37	350,000	436,434
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	150,000	154,862
3.95%, 09/01/22 (a)	200,000	210,787
3.45%, 02/15/23 (a)	1,100,000	1,156,441
3.50%, 09/01/23 (a)	250,000	267,118
4.15%, 02/01/24 (a)	200,000	218,477
4.30%, 05/01/24 (a)	300,000	330,969
5.80%, 03/15/35	100,000	122,048
6.50%, 02/01/37	200,000	249,692
6.95%, 01/15/38	150,000	196,426
6.55%, 09/15/40	100,000	125,887
7.50%, 11/15/40	150,000	202,007
6.38%, 03/01/41	200,000	248,103
5.63%, 09/01/41	150,000	177,176
5.00%, 08/15/42 (a)	1,100,000	1,223,409
4.70%, 11/01/42 (a)	300,000	323,082
5.00%, 03/01/43 (a)	350,000	389,888
5.50%, 03/01/44 (a)	50,000	58,877
5.40%, 09/01/44 (a)	400,000	476,918
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	845,066
4.30%, 03/01/28 (a)	740,000	846,046
2.00%, 02/15/31 (a)	250,000	240,651
7.80%, 08/01/31	500,000	691,342
5.55%, 06/01/45 (a)	700,000	833,742
5.20%, 03/01/48 (a)	196,000	229,720
3.25%, 08/01/50 (a)	250,000	226,716
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	250,000	269,375
5.15%, 10/15/43 (a)	400,000	466,306
4.25%, 09/15/46 (a)	100,000	104,767
4.20%, 10/03/47 (a)	200,000	211,757
4.85%, 02/01/49 (a)	99,000	114,181
3.95%, 03/01/50 (a)	150,000	155,086
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	565,007
3.85%, 06/01/25 (a)	200,000	205,705
4.40%, 07/15/27 (a)	350,000	348,598
6.80%, 03/15/32	138,000	148,453
6.60%, 10/01/37	450,000	464,310
5.20%, 06/01/45 (a)	150,000	141,417
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	400,000	431,968
4.75%, 12/15/23 (a)	200,000	219,998
3.63%, 09/15/24 (a)	350,000	374,965
4.70%, 05/01/25 (a)	400,000	451,720
5.13%, 12/15/26 (a)	100,000	116,688
3.80%, 04/01/28 (a)	450,000	489,433
6.50%, 03/01/41 (a)	400,000	487,206
4.75%, 09/15/44 (a)	250,000	261,581
4.50%, 04/01/48 (a)	250,000	253,660
5.00%, 09/15/54 (a)	50,000	51,910
MPLX LP
3.50%, 12/01/22 (a)	250,000	261,830
3.38%, 03/15/23 (a)	100,000	105,401
4.50%, 07/15/23 (a)	300,000	325,292
4.88%, 12/01/24 (a)	450,000	504,337
5.25%, 01/15/25 (a)	200,000	207,743
4.00%, 02/15/25 (a)	250,000	273,204
4.88%, 06/01/25 (a)	450,000	509,731
1.75%, 03/01/26 (a)	250,000	250,815
4.13%, 03/01/27 (a)	450,000	495,441
4.25%, 12/01/27 (a)	396,000	442,007
4.00%, 03/15/28 (a)	325,000	354,328
4.80%, 02/15/29 (a)	500,000	571,875
2.65%, 08/15/30 (a)	500,000	488,845
4.50%, 04/15/38 (a)	500,000	510,637
5.20%, 03/01/47 (a)	300,000	325,371
5.20%, 12/01/47 (a)	200,000	215,950
4.70%, 04/15/48 (a)	600,000	609,627
5.50%, 02/15/49 (a)	425,000	480,492
4.90%, 04/15/58 (a)	117,000	119,583
National Fuel Gas Co.
3.75%, 03/01/23 (a)	200,000	207,648
5.20%, 07/15/25 (a)	150,000	166,160
5.50%, 01/15/26 (a)	150,000	164,148
3.95%, 09/15/27 (a)	150,000	154,554
4.75%, 09/01/28 (a)	200,000	211,556
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	200,000	195,319
3.95%, 12/01/42 (a)	300,000	270,758
Noble Energy, Inc.
3.90%, 11/15/24 (a)	170,000	186,310
3.85%, 01/15/28 (a)	250,000	284,151
3.25%, 10/15/29 (a)	200,000	222,450
6.00%, 03/01/41 (a)	450,000	635,591
5.25%, 11/15/43 (a)	300,000	396,046
5.05%, 11/15/44 (a)	350,000	459,746
4.95%, 08/15/47 (a)	100,000	132,126
4.20%, 10/15/49 (a)	150,000	178,691
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	220,367
ONEOK Partners LP
3.38%, 10/01/22 (a)	400,000	415,918
5.00%, 09/15/23 (a)	150,000	163,004
4.90%, 03/15/25 (a)	200,000	219,286
6.65%, 10/01/36	150,000	169,192
6.85%, 10/15/37	150,000	170,564
6.13%, 02/01/41 (a)	50,000	53,413
6.20%, 09/15/43 (a)	50,000	53,672

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ONEOK, Inc.
7.50%, 09/01/23 (a)	200,000	229,264
2.75%, 09/01/24 (a)	250,000	256,640
2.20%, 09/15/25 (a)	200,000	197,590
5.85%, 01/15/26 (a)	200,000	230,533
4.55%, 07/15/28 (a)	625,000	661,684
4.35%, 03/15/29 (a)	250,000	261,560
3.40%, 09/01/29 (a)	250,000	246,873
3.10%, 03/15/30 (a)	200,000	192,341
6.35%, 01/15/31 (a)	250,000	291,355
4.95%, 07/13/47 (a)	225,000	212,119
5.20%, 07/15/48 (a)	750,000	726,045
4.45%, 09/01/49 (a)	250,000	222,276
7.15%, 01/15/51 (a)	150,000	178,946
Phillips 66
4.30%, 04/01/22	550,000	580,305
3.85%, 04/09/25 (a)	750,000	832,909
3.90%, 03/15/28 (a)	200,000	225,495
2.15%, 12/15/30 (a)	250,000	243,373
4.65%, 11/15/34 (a)	250,000	299,313
5.88%, 05/01/42	400,000	528,150
4.88%, 11/15/44 (a)	650,000	774,329
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	532,017
3.75%, 03/01/28 (a)	125,000	130,558
3.15%, 12/15/29 (a)	300,000	298,934
4.68%, 02/15/45 (a)	200,000	202,584
4.90%, 10/01/46 (a)	275,000	285,157
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	250,000	235,479
Plains All American Pipeline LP
6.65%, 01/15/37	100,000	109,955
4.30%, 01/31/43 (a)	700,000	597,625
4.90%, 02/15/45 (a)	200,000	182,744
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	200,000	204,968
3.85%, 10/15/23 (a)	150,000	157,024
4.65%, 10/15/25 (a)	750,000	807,150
4.50%, 12/15/26 (a)	410,000	437,169
3.55%, 12/15/29 (a)	100,000	96,561
3.80%, 09/15/30 (a)	250,000	242,389
4.70%, 06/15/44 (a)	150,000	133,774
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	150,000	159,157
5.63%, 04/15/23 (a)	750,000	822,067
5.75%, 05/15/24 (a)	775,000	877,978
5.63%, 03/01/25 (a)	750,000	860,006
5.88%, 06/30/26 (a)	450,000	533,005
5.00%, 03/15/27 (a)	600,000	677,157
4.20%, 03/15/28 (a)	450,000	488,830
4.50%, 05/15/30 (a)(c)	525,000	592,512
Schlumberger Finance Canada Ltd.
1.40%, 09/17/25 (a)	250,000	252,790
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	500,000	540,172
2.65%, 06/26/30 (a)	500,000	505,882
Shell International Finance BV
1.75%, 09/12/21	250,000	253,511
2.25%, 01/06/23	600,000	624,429
3.40%, 08/12/23	750,000	812,287
2.00%, 11/07/24 (a)	300,000	315,563
2.38%, 04/06/25 (a)	300,000	320,541
3.25%, 05/11/25	1,400,000	1,550,542
2.88%, 05/10/26	500,000	553,827
2.50%, 09/12/26	200,000	218,118
3.88%, 11/13/28 (a)	500,000	584,807
2.38%, 11/07/29 (a)	475,000	502,495
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 04/06/30 (a)	750,000	821,284
4.13%, 05/11/35	850,000	1,025,937
6.38%, 12/15/38	1,500,000	2,246,790
3.63%, 08/21/42	150,000	164,651
4.55%, 08/12/43	1,025,000	1,280,860
4.38%, 05/11/45	250,000	305,829
4.00%, 05/10/46	675,000	790,236
3.75%, 09/12/46	400,000	450,740
3.13%, 11/07/49 (a)	350,000	362,215
3.25%, 04/06/50 (a)	500,000	532,760
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	334,994
5.95%, 09/25/43 (a)	450,000	566,858
4.50%, 03/15/45 (a)	100,000	113,534
Suncor Energy, Inc.
2.80%, 05/15/23	150,000	157,401
3.60%, 12/01/24 (a)	250,000	273,096
3.10%, 05/15/25 (a)	150,000	161,602
5.35%, 07/15/33	200,000	235,012
5.95%, 12/01/34	250,000	309,506
5.95%, 05/15/35	350,000	435,977
6.80%, 05/15/38	350,000	458,421
6.50%, 06/15/38	400,000	513,062
6.85%, 06/01/39	150,000	195,812
4.00%, 11/15/47 (a)	250,000	256,540
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	200,000	205,141
4.25%, 04/01/24 (a)	250,000	263,614
4.00%, 10/01/27 (a)	200,000	204,215
4.95%, 01/15/43 (a)	250,000	221,621
5.30%, 04/01/44 (a)	150,000	140,034
5.35%, 05/15/45 (a)	200,000	187,506
5.40%, 10/01/47 (a)	200,000	188,836
TC PipeLines LP
4.38%, 03/13/25 (a)	200,000	218,488
3.90%, 05/25/27 (a)	100,000	107,637
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	478,377
Total Capital International S.A.
2.88%, 02/17/22	300,000	310,470
2.70%, 01/25/23	250,000	263,021
3.70%, 01/15/24	500,000	549,560
3.75%, 04/10/24	500,000	552,910
2.43%, 01/10/25 (a)	300,000	319,808
3.46%, 02/19/29 (a)	656,000	755,059
2.83%, 01/10/30 (a)	375,000	415,386
2.99%, 06/29/41 (a)	300,000	313,928
3.46%, 07/12/49 (a)	300,000	329,565
3.13%, 05/29/50 (a)	800,000	829,940
3.39%, 06/29/60 (a)	300,000	317,142
Total Capital S.A.
3.88%, 10/11/28	175,000	207,063
TransCanada PipeLines Ltd.
2.50%, 08/01/22	195,000	201,519
3.75%, 10/16/23 (a)	300,000	325,005
4.88%, 01/15/26 (a)	350,000	411,715
4.25%, 05/15/28 (a)	600,000	694,068
4.10%, 04/15/30 (a)	150,000	173,435
4.63%, 03/01/34 (a)	650,000	769,912
6.20%, 10/15/37	250,000	337,734
4.75%, 05/15/38 (a)	200,000	238,510
7.25%, 08/15/38	100,000	147,955
7.63%, 01/15/39	550,000	841,475
6.10%, 06/01/40	450,000	599,067
5.00%, 10/16/43 (a)	250,000	300,370
4.88%, 05/15/48 (a)	350,000	435,171
5.10%, 03/15/49 (a)	450,000	581,294

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	324,231
3.25%, 05/15/30 (a)(c)	250,000	270,228
5.40%, 08/15/41 (a)	150,000	180,533
4.45%, 08/01/42 (a)	100,000	110,805
4.60%, 03/15/48 (a)	200,000	229,295
Valero Energy Corp.
2.70%, 04/15/23	250,000	259,324
3.65%, 03/15/25	173,000	187,458
2.85%, 04/15/25 (a)	400,000	419,894
3.40%, 09/15/26 (a)	450,000	484,504
2.15%, 09/15/27 (a)	200,000	199,288
4.35%, 06/01/28 (a)	200,000	224,767
4.00%, 04/01/29 (a)	300,000	329,444
7.50%, 04/15/32	150,000	203,444
6.63%, 06/15/37	550,000	692,898
4.90%, 03/15/45	400,000	444,190
Valero Energy Partners LP
4.38%, 12/15/26 (a)	100,000	112,550
4.50%, 03/15/28 (a)	150,000	168,345
Williams Cos., Inc.
3.60%, 03/15/22 (a)	1,200,000	1,241,694
4.30%, 03/04/24 (a)	150,000	163,997
4.55%, 06/24/24 (a)	300,000	332,600
3.90%, 01/15/25 (a)	487,000	532,198
4.00%, 09/15/25 (a)	150,000	166,894
3.75%, 06/15/27 (a)	750,000	824,824
3.50%, 11/15/30 (a)	350,000	381,332
8.75%, 03/15/32	500,000	718,027
6.30%, 04/15/40	600,000	741,873
5.80%, 11/15/43 (a)	300,000	352,788
4.90%, 01/15/45 (a)	150,000	162,167
5.10%, 09/15/45 (a)	500,000	563,035
4.85%, 03/01/48 (a)	300,000	337,022
		178,399,101
Industrial Other 0.1%
Boston University
4.06%, 10/01/48 (a)	230,000	305,219
California Institute of Technology
4.70%, 11/01/11	300,000	422,439
CBRE Services, Inc.
4.88%, 03/01/26 (a)	350,000	411,764
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	550,000	634,392
Duke University
2.68%, 10/01/44	150,000	157,327
Emory University
2.97%, 09/01/50 (a)	250,000	274,606
George Washington University
4.30%, 09/15/44	50,000	61,511
4.87%, 09/15/45	150,000	204,383
4.13%, 09/15/48 (a)	510,000	630,296
Georgetown University
4.32%, 04/01/49 (a)	26,000	33,226
2.94%, 04/01/50	225,000	229,818
5.22%, 10/01/18 (a)	100,000	136,525
Johns Hopkins University
4.08%, 07/01/53	125,000	168,738
Leland Stanford Junior University
3.65%, 05/01/48 (a)	300,000	376,323
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	116,872
5.60%, 07/01/11	315,000	555,838
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.68%, 07/01/14	300,000	445,408
3.89%, 07/01/16	200,000	253,014
Northeastern University
2.89%, 10/01/50	100,000	105,081
Northwestern University
4.64%, 12/01/44	200,000	273,565
2.64%, 12/01/50 (a)	250,000	263,518
President and Fellows of Harvard College
4.88%, 10/15/40	50,000	70,831
3.15%, 07/15/46 (a)	207,000	241,769
2.52%, 10/15/50 (a)	150,000	157,047
3.30%, 07/15/56 (a)	300,000	367,577
Quanta Services, Inc.
2.90%, 10/01/30 (a)	200,000	204,486
Steelcase, Inc.
5.13%, 01/18/29 (a)	200,000	224,155
The American University
3.67%, 04/01/49	100,000	111,684
Trustees of Boston College
3.13%, 07/01/52	200,000	226,374
Trustees of Princeton University
5.70%, 03/01/39	250,000	389,936
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	100,000	100,751
3.61%, 02/15/19 (a)	150,000	165,050
University of Chicago
2.76%, 04/01/45 (a)	150,000	155,546
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	249,000	298,037
University of Southern California
3.03%, 10/01/39	500,000	542,982
3.84%, 10/01/47 (a)	400,000	501,484
3.23%, 10/01/20 (a)	250,000	266,999
William Marsh Rice University
3.57%, 05/15/45	300,000	366,150
3.77%, 05/15/55	100,000	129,132
Yale University
1.48%, 04/15/30 (a)	250,000	254,269
		10,834,122
Technology 2.5%
Adobe, Inc.
1.90%, 02/01/25 (a)	150,000	158,741
3.25%, 02/01/25 (a)	430,000	476,999
2.15%, 02/01/27 (a)	300,000	322,244
2.30%, 02/01/30 (a)	450,000	486,094
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	400,000	435,420
Alphabet, Inc.
3.38%, 02/25/24	450,000	495,814
0.45%, 08/15/25 (a)	500,000	498,397
2.00%, 08/15/26 (a)	500,000	535,327
0.80%, 08/15/27 (a)	250,000	248,696
1.10%, 08/15/30 (a)	750,000	743,917
1.90%, 08/15/40 (a)	500,000	481,137
2.05%, 08/15/50 (a)	800,000	749,264
2.25%, 08/15/60 (a)	500,000	473,867
Altera Corp.
4.10%, 11/15/23	200,000	222,418
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	259,881
Analog Devices, Inc.
2.50%, 12/05/21 (a)	250,000	255,300
3.13%, 12/05/23 (a)	200,000	215,228

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.95%, 04/01/25 (a)	250,000	272,573
3.90%, 12/15/25 (a)	300,000	343,578
5.30%, 12/15/45 (a)	290,000	405,745
Apple, Inc.
2.15%, 02/09/22	600,000	615,588
2.50%, 02/09/22 (a)	1,150,000	1,182,786
2.70%, 05/13/22	500,000	519,587
1.70%, 09/11/22	300,000	308,262
2.10%, 09/12/22 (a)	100,000	103,421
2.40%, 01/13/23 (a)	1,000,000	1,045,325
2.85%, 02/23/23 (a)	500,000	527,752
2.40%, 05/03/23	1,850,000	1,946,681
0.75%, 05/11/23	625,000	631,781
3.00%, 02/09/24 (a)	450,000	485,156
3.45%, 05/06/24	1,150,000	1,268,576
2.85%, 05/11/24 (a)	650,000	700,723
1.80%, 09/11/24 (a)	250,000	261,793
2.75%, 01/13/25 (a)	500,000	542,400
2.50%, 02/09/25	500,000	540,052
1.13%, 05/11/25 (a)	750,000	767,021
3.20%, 05/13/25	600,000	670,191
3.25%, 02/23/26 (a)	850,000	957,066
2.45%, 08/04/26 (a)	1,000,000	1,090,620
2.05%, 09/11/26 (a)	600,000	642,144
3.35%, 02/09/27 (a)	475,000	542,436
3.20%, 05/11/27 (a)	550,000	625,303
3.00%, 06/20/27 (a)	500,000	564,190
2.90%, 09/12/27 (a)	550,000	618,893
3.00%, 11/13/27 (a)	700,000	791,507
2.20%, 09/11/29 (a)	550,000	592,556
1.65%, 05/11/30 (a)	550,000	569,376
1.25%, 08/20/30 (a)	500,000	498,492
4.50%, 02/23/36 (a)	250,000	335,081
3.85%, 05/04/43	1,000,000	1,248,685
4.45%, 05/06/44	230,000	311,625
3.45%, 02/09/45	650,000	771,592
4.38%, 05/13/45	1,000,000	1,340,630
4.65%, 02/23/46 (a)	200,000	278,669
3.85%, 08/04/46 (a)	238,000	297,895
4.25%, 02/09/47 (a)	1,600,000	2,127,504
3.75%, 09/12/47 (a)	500,000	618,635
3.75%, 11/13/47 (a)	469,000	578,373
2.95%, 09/11/49 (a)	450,000	493,936
2.65%, 05/11/50 (a)	700,000	729,792
2.40%, 08/20/50 (a)	500,000	499,650
2.55%, 08/20/60 (a)	500,000	500,895
Applied Materials, Inc.
3.90%, 10/01/25 (a)	750,000	863,542
3.30%, 04/01/27 (a)	500,000	569,285
1.75%, 06/01/30 (a)	250,000	257,979
5.10%, 10/01/35 (a)	100,000	138,610
5.85%, 06/15/41	150,000	225,178
4.35%, 04/01/47 (a)	100,000	133,110
2.75%, 06/01/50 (a)	300,000	316,166
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	400,000	431,562
3.88%, 01/12/28 (a)	225,000	250,268
Autodesk, Inc.
4.38%, 06/15/25 (a)	500,000	572,887
Avnet, Inc.
4.63%, 04/15/26 (a)	350,000	389,543
Baidu, Inc.
2.88%, 07/06/22	500,000	515,007
3.50%, 11/28/22	200,000	210,326
3.88%, 09/29/23 (a)	400,000	430,152
4.38%, 05/14/24 (a)	350,000	384,853
4.13%, 06/30/25	200,000	222,882
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 07/06/27	400,000	439,276
4.38%, 03/29/28 (a)	250,000	286,753
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	1,050,000	1,128,367
3.13%, 01/15/25 (a)	250,000	267,049
3.88%, 01/15/27 (a)	1,700,000	1,885,410
3.50%, 01/15/28 (a)	350,000	379,045
Broadcom, Inc.
2.25%, 11/15/23	600,000	624,072
3.63%, 10/15/24 (a)	500,000	546,247
4.70%, 04/15/25 (a)	800,000	909,256
3.15%, 11/15/25 (a)	620,000	669,402
4.25%, 04/15/26 (a)	500,000	564,452
3.46%, 09/15/26 (a)	504,000	552,530
4.11%, 09/15/28 (a)	1,417,000	1,586,409
4.75%, 04/15/29 (a)	850,000	989,986
5.00%, 04/15/30 (a)	850,000	1,004,215
4.15%, 11/15/30 (a)	600,000	673,911
4.30%, 11/15/32 (a)	800,000	916,696
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	350,000	380,125
CA, Inc.
4.70%, 03/15/27 (a)	149,000	164,063
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	150,000	169,010
Cisco Systems, Inc.
1.85%, 09/20/21 (a)	600,000	608,748
2.20%, 09/20/23 (a)	520,000	546,627
3.63%, 03/04/24	225,000	249,335
3.50%, 06/15/25	250,000	284,216
2.95%, 02/28/26	250,000	279,585
2.50%, 09/20/26 (a)	450,000	495,342
5.90%, 02/15/39	500,000	758,482
5.50%, 01/15/40	900,000	1,334,605
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	250,000	286,589
3.30%, 03/01/30 (a)	250,000	266,974
Corning, Inc.
2.90%, 05/15/22 (a)	250,000	258,664
5.75%, 08/15/40	150,000	202,968
5.35%, 11/15/48 (a)	250,000	339,961
3.90%, 11/15/49 (a)	150,000	172,802
4.38%, 11/15/57 (a)	450,000	544,887
5.85%, 11/15/68 (a)	50,000	65,477
5.45%, 11/15/79 (a)	400,000	523,302
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	1,250,000	1,371,094
4.00%, 07/15/24 (a)(c)	250,000	270,658
5.85%, 07/15/25 (a)(c)	200,000	233,596
6.02%, 06/15/26 (a)(c)	1,600,000	1,884,040
4.90%, 10/01/26 (a)(c)	500,000	564,750
6.10%, 07/15/27 (a)(c)	250,000	295,634
5.30%, 10/01/29 (a)(c)	650,000	746,060
6.20%, 07/15/30 (a)(c)	350,000	419,786
8.10%, 07/15/36 (a)(c)	606,000	795,536
8.35%, 07/15/46 (a)(c)	700,000	926,432
DXC Technology Co.
4.00%, 04/15/23	250,000	263,519
4.25%, 04/15/24 (a)	125,000	135,011
4.13%, 04/15/25 (a)	150,000	161,237
4.75%, 04/15/27 (a)	200,000	224,924
Equifax, Inc.
3.30%, 12/15/22 (a)	325,000	340,915
3.95%, 06/15/23 (a)	150,000	162,547
2.60%, 12/01/24 (a)	300,000	320,915

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.60%, 12/15/25 (a)	100,000	107,216
3.10%, 05/15/30 (a)	300,000	327,771
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	372,276
2.90%, 11/18/26 (a)	100,000	107,972
5.38%, 05/15/27 (a)	400,000	436,398
1.55%, 03/15/28 (a)(e)	250,000	250,736
3.20%, 11/18/29 (a)	650,000	717,177
3.00%, 07/15/50 (a)	250,000	249,264
2.95%, 09/15/51 (a)(e)	250,000	246,340
Fidelity National Information Services, Inc.
3.50%, 04/15/23 (a)	384,000	409,139
3.00%, 08/15/26 (a)	450,000	499,617
4.25%, 05/15/28 (a)	550,000	657,258
3.75%, 05/21/29 (a)	50,000	58,859
4.50%, 08/15/46 (a)	100,000	126,890
Fiserv, Inc.
3.50%, 10/01/22 (a)	250,000	263,668
3.80%, 10/01/23 (a)	400,000	436,258
2.75%, 07/01/24 (a)	850,000	909,347
3.85%, 06/01/25 (a)	250,000	282,001
3.20%, 07/01/26 (a)	600,000	667,635
2.25%, 06/01/27 (a)	200,000	211,604
4.20%, 10/01/28 (a)	750,000	892,050
3.50%, 07/01/29 (a)	950,000	1,083,964
2.65%, 06/01/30 (a)	200,000	215,503
4.40%, 07/01/49 (a)	600,000	749,070
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	567,025
3.75%, 02/01/26 (a)	350,000	382,244
4.88%, 06/15/29 (a)	200,000	230,068
4.88%, 05/12/30 (a)	250,000	285,254
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	256,821
Genpact Luxembourg Sarl
3.38%, 12/01/24 (a)	250,000	262,645
Global Payments, Inc.
3.75%, 06/01/23 (a)	600,000	643,314
2.65%, 02/15/25 (a)	200,000	212,368
4.45%, 06/01/28 (a)	250,000	295,269
3.20%, 08/15/29 (a)	400,000	436,894
2.90%, 05/15/30 (a)	375,000	401,816
4.15%, 08/15/49 (a)	350,000	410,049
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	500,000	514,275
4.40%, 10/15/22 (a)	620,000	662,814
2.25%, 04/01/23 (a)	400,000	412,658
4.65%, 10/01/24 (a)	550,000	621,338
4.90%, 10/15/25 (a)	600,000	688,356
1.75%, 04/01/26 (a)	350,000	352,679
6.20%, 10/15/35 (a)	50,000	62,714
6.35%, 10/15/45 (a)	650,000	827,252
HP, Inc.
4.65%, 12/09/21	150,000	157,391
4.05%, 09/15/22	250,000	266,545
2.20%, 06/17/25 (a)	400,000	419,128
3.00%, 06/17/27 (a)	200,000	216,376
3.40%, 06/17/30 (a)	500,000	537,252
6.00%, 09/15/41	400,000	489,428
IBM Credit LLC
3.60%, 11/30/21	250,000	259,635
2.20%, 09/08/22	250,000	259,080
3.00%, 02/06/23	300,000	318,105
Intel Corp.
3.30%, 10/01/21	450,000	463,619
2.35%, 05/11/22 (a)	700,000	721,749
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 07/29/22	250,000	262,754
2.70%, 12/15/22	850,000	895,114
2.88%, 05/11/24 (a)	200,000	216,012
3.40%, 03/25/25 (a)	500,000	559,505
3.70%, 07/29/25 (a)	650,000	738,605
3.15%, 05/11/27 (a)	1,000,000	1,127,995
2.45%, 11/15/29 (a)	650,000	707,681
3.90%, 03/25/30 (a)	400,000	484,746
4.60%, 03/25/40 (a)	200,000	265,977
4.80%, 10/01/41	500,000	677,187
4.25%, 12/15/42	150,000	190,961
4.90%, 07/29/45 (a)	100,000	139,099
4.10%, 05/19/46 (a)	650,000	817,407
4.10%, 05/11/47 (a)	425,000	537,657
3.73%, 12/08/47 (a)	600,000	715,470
3.25%, 11/15/49 (a)	600,000	672,135
4.75%, 03/25/50 (a)	700,000	967,757
3.10%, 02/15/60 (a)	450,000	488,403
4.95%, 03/25/60 (a)	350,000	511,716
International Business Machines Corp.
2.85%, 05/13/22	850,000	884,778
1.88%, 08/01/22	200,000	205,489
2.88%, 11/09/22	450,000	473,517
3.38%, 08/01/23	300,000	324,923
3.63%, 02/12/24	1,150,000	1,262,481
3.00%, 05/15/24	750,000	812,182
3.45%, 02/19/26	750,000	849,799
3.30%, 05/15/26	800,000	901,696
3.30%, 01/27/27	1,000,000	1,129,900
1.70%, 05/15/27 (a)	100,000	103,273
3.50%, 05/15/29	1,250,000	1,445,244
1.95%, 05/15/30 (a)	300,000	309,579
5.88%, 11/29/32	300,000	432,075
4.15%, 05/15/39	850,000	1,045,606
2.85%, 05/15/40 (a)	300,000	318,738
4.00%, 06/20/42	375,000	453,521
4.70%, 02/19/46	300,000	406,530
4.25%, 05/15/49	950,000	1,195,157
2.95%, 05/15/50 (a)	300,000	310,007
7.13%, 12/01/96	100,000	174,678
Intuit, Inc.
0.95%, 07/15/25 (a)	150,000	151,586
1.35%, 07/15/27 (a)	250,000	254,415
Jabil, Inc.
4.70%, 09/15/22	150,000	160,895
3.95%, 01/12/28 (a)	250,000	275,478
3.60%, 01/15/30 (a)	100,000	106,810
3.00%, 01/15/31 (a)	300,000	306,950
Juniper Networks, Inc.
4.50%, 03/15/24	400,000	447,296
3.75%, 08/15/29 (a)	250,000	287,589
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	550,000	645,364
KLA Corp.
4.65%, 11/01/24 (a)	500,000	571,320
4.10%, 03/15/29 (a)	174,000	208,883
5.00%, 03/15/49 (a)	200,000	268,952
3.30%, 03/01/50 (a)	200,000	210,820
Lam Research Corp.
3.80%, 03/15/25 (a)	500,000	564,405
4.00%, 03/15/29 (a)	300,000	360,042
1.90%, 06/15/30 (a)	250,000	259,311
4.88%, 03/15/49 (a)	195,000	276,683
2.88%, 06/15/50 (a)	300,000	311,553
3.13%, 06/15/60 (a)	200,000	215,387

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	100,000	105,284
3.63%, 05/15/25 (a)(c)	100,000	110,888
4.38%, 05/15/30 (a)(c)	300,000	351,821
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	164,000	196,894
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	300,000	323,198
Micron Technology, Inc.
2.50%, 04/24/23	400,000	415,430
4.64%, 02/06/24 (a)	200,000	222,356
4.98%, 02/06/26 (a)	50,000	58,043
4.19%, 02/15/27 (a)	500,000	568,692
5.33%, 02/06/29 (a)	250,000	301,456
4.66%, 02/15/30 (a)	250,000	294,903
Microsoft Corp.
1.55%, 08/08/21 (a)	1,050,000	1,060,978
2.40%, 02/06/22 (a)	700,000	719,614
2.38%, 02/12/22 (a)	500,000	513,540
2.65%, 11/03/22 (a)	350,000	366,256
2.38%, 05/01/23 (a)	250,000	262,258
2.00%, 08/08/23 (a)	650,000	678,974
3.63%, 12/15/23 (a)	750,000	822,529
2.88%, 02/06/24 (a)	567,000	609,947
2.70%, 02/12/25 (a)	900,000	979,735
3.13%, 11/03/25 (a)	1,000,000	1,119,400
2.40%, 08/08/26 (a)	1,800,000	1,967,958
3.30%, 02/06/27 (a)	825,000	944,815
3.50%, 02/12/35 (a)	950,000	1,173,758
4.20%, 11/03/35 (a)	350,000	461,576
3.45%, 08/08/36 (a)	750,000	909,896
4.10%, 02/06/37 (a)	800,000	1,037,304
5.20%, 06/01/39	44,000	64,842
4.50%, 10/01/40	300,000	408,803
3.50%, 11/15/42	250,000	306,519
3.75%, 02/12/45 (a)	150,000	189,758
4.45%, 11/03/45 (a)	575,000	803,905
3.70%, 08/08/46 (a)	1,575,000	1,986,626
4.25%, 02/06/47 (a)	650,000	893,347
2.53%, 06/01/50 (a)	2,050,000	2,140,436
4.00%, 02/12/55 (a)	450,000	608,537
3.95%, 08/08/56 (a)	750,000	988,530
4.50%, 02/06/57 (a)	500,000	728,527
2.68%, 06/01/60 (a)	1,210,000	1,278,444
Motorola Solutions, Inc.
3.50%, 03/01/23	400,000	422,464
4.60%, 02/23/28 (a)	200,000	233,626
4.60%, 05/23/29 (a)	250,000	295,481
2.30%, 11/15/30 (a)	250,000	249,198
5.50%, 09/01/44	200,000	232,881
NetApp, Inc.
3.30%, 09/29/24 (a)	200,000	218,365
2.38%, 06/22/27 (a)	150,000	156,779
2.70%, 06/22/30 (a)	250,000	259,041
NVIDIA Corp.
2.20%, 09/16/21 (a)	325,000	330,418
3.20%, 09/16/26 (a)	400,000	451,898
2.85%, 04/01/30 (a)	500,000	562,717
3.50%, 04/01/40 (a)	350,000	410,522
3.50%, 04/01/50 (a)	650,000	760,883
3.70%, 04/01/60 (a)	150,000	179,659
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(c)	500,000	592,092
5.55%, 12/01/28 (a)(c)	150,000	186,179
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	200,000	211,822
3.88%, 06/18/26 (a)(c)	250,000	280,276
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.15%, 05/01/27 (a)(c)	200,000	216,635
4.30%, 06/18/29 (a)(c)	250,000	288,981
3.40%, 05/01/30 (a)(c)	350,000	383,630
Oracle Corp.
1.90%, 09/15/21 (a)	600,000	608,670
2.50%, 05/15/22 (a)	1,150,000	1,186,323
2.50%, 10/15/22	1,400,000	1,460,025
2.63%, 02/15/23 (a)	550,000	577,709
3.63%, 07/15/23	100,000	108,758
2.40%, 09/15/23 (a)	1,000,000	1,052,555
3.40%, 07/08/24 (a)	650,000	711,682
2.95%, 11/15/24 (a)	500,000	543,220
2.50%, 04/01/25 (a)	1,100,000	1,179,574
2.95%, 05/15/25 (a)	500,000	545,255
2.65%, 07/15/26 (a)	756,000	826,361
2.80%, 04/01/27 (a)	700,000	768,761
3.25%, 11/15/27 (a)	1,000,000	1,131,425
2.95%, 04/01/30 (a)	1,200,000	1,343,124
3.25%, 05/15/30 (a)	150,000	171,339
4.30%, 07/08/34 (a)	600,000	757,194
3.90%, 05/15/35 (a)	350,000	428,094
3.85%, 07/15/36 (a)	500,000	591,462
3.80%, 11/15/37 (a)	900,000	1,056,991
6.50%, 04/15/38	500,000	775,657
6.13%, 07/08/39	200,000	298,601
3.60%, 04/01/40 (a)	1,100,000	1,257,718
5.38%, 07/15/40	750,000	1,050,859
4.50%, 07/08/44 (a)	250,000	314,140
4.13%, 05/15/45 (a)	595,000	715,148
4.00%, 07/15/46 (a)	1,100,000	1,300,843
4.00%, 11/15/47 (a)	700,000	831,453
3.60%, 04/01/50 (a)	1,500,000	1,684,162
4.38%, 05/15/55 (a)	525,000	666,062
3.85%, 04/01/60 (a)	1,150,000	1,350,686
PayPal Holdings, Inc.
2.20%, 09/26/22	350,000	361,986
1.35%, 06/01/23	350,000	357,739
2.40%, 10/01/24 (a)	400,000	424,966
1.65%, 06/01/25 (a)	350,000	362,726
2.65%, 10/01/26 (a)	400,000	436,650
2.85%, 10/01/29 (a)	650,000	716,313
2.30%, 06/01/30 (a)	300,000	318,278
3.25%, 06/01/50 (a)	350,000	388,726
QUALCOMM, Inc.
3.00%, 05/20/22	300,000	312,741
2.60%, 01/30/23 (a)	200,000	209,586
2.90%, 05/20/24 (a)	125,000	134,649
3.45%, 05/20/25 (a)	650,000	727,171
3.25%, 05/20/27 (a)	350,000	393,169
1.30%, 05/20/28 (a)	734,000	731,945
2.15%, 05/20/30 (a)	400,000	420,272
1.65%, 05/20/32 (a)(c)	850,000	842,193
4.65%, 05/20/35 (a)	300,000	404,655
4.80%, 05/20/45 (a)	700,000	945,227
4.30%, 05/20/47 (a)	250,000	322,028
3.25%, 05/20/50 (a)	275,000	306,511
salesforce.com, Inc.
3.25%, 04/11/23 (a)	400,000	428,754
3.70%, 04/11/28 (a)	375,000	442,944
Seagate HDD Cayman
4.75%, 06/01/23	400,000	434,906
4.75%, 01/01/25	180,000	197,794
4.88%, 06/01/27 (a)	301,000	336,945
4.09%, 06/01/29 (a)(c)	272,000	295,932
4.13%, 01/15/31 (a)(c)	300,000	325,151
5.75%, 12/01/34 (a)	150,000	170,615

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	488,620
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	199,111
2.00%, 09/03/30 (a)	200,000	196,076
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	350,000	358,766
2.25%, 05/01/23 (a)	250,000	261,130
1.38%, 03/12/25 (a)	250,000	258,794
2.90%, 11/03/27 (a)	200,000	224,244
2.25%, 09/04/29 (a)	350,000	376,523
1.75%, 05/04/30 (a)	200,000	206,322
3.88%, 03/15/39 (a)	50,000	61,948
4.15%, 05/15/48 (a)	550,000	725,183
Trimble, Inc.
4.15%, 06/15/23 (a)	250,000	269,514
4.90%, 06/15/28 (a)	175,000	206,828
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	250,000	258,356
3.45%, 08/01/24 (a)	165,000	180,128
3.70%, 02/15/26 (a)	150,000	169,800
3.13%, 08/15/27 (a)	150,000	164,649
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	570,835
4.13%, 03/15/29 (a)	475,000	560,008
VMware, Inc.
2.95%, 08/21/22 (a)	450,000	468,538
4.50%, 05/15/25 (a)	350,000	396,296
3.90%, 08/21/27 (a)	500,000	557,665
4.70%, 05/15/30 (a)	300,000	356,393
Xilinx, Inc.
2.95%, 06/01/24 (a)	350,000	376,467
2.38%, 06/01/30 (a)	200,000	210,768
		206,064,098
Transportation 0.7%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	175,393	143,766
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	564,284	464,016
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/27	118,029	113,449
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	665,600	626,576
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/29	44,588	42,141
American Airlines 2019-1 Class AA Pass Through Trust
3.15%, 02/15/32	241,308	225,249
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	100,000	113,599
Burlington Northern Santa Fe LLC
3.05%, 03/15/22 (a)	250,000	258,228
3.85%, 09/01/23 (a)	225,000	245,467
3.75%, 04/01/24 (a)	250,000	276,094
3.40%, 09/01/24 (a)	1,300,000	1,431,280
3.00%, 04/01/25 (a)	240,000	263,726
6.20%, 08/15/36	100,000	147,234
5.05%, 03/01/41 (a)	500,000	678,615
5.40%, 06/01/41 (a)	150,000	211,250
4.40%, 03/15/42 (a)	200,000	254,078
4.38%, 09/01/42 (a)	550,000	697,345
4.45%, 03/15/43 (a)	200,000	257,319
5.15%, 09/01/43 (a)	550,000	763,106
4.55%, 09/01/44 (a)	800,000	1,050,108
3.90%, 08/01/46 (a)	100,000	121,979
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 06/15/48 (a)	1,200,000	1,501,032
4.15%, 12/15/48 (a)	300,000	381,267
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	162,821
6.90%, 07/15/28	150,000	206,633
6.38%, 11/15/37	150,000	230,475
3.20%, 08/02/46 (a)	300,000	341,469
3.65%, 02/03/48 (a)	300,000	364,767
4.45%, 01/20/49 (a)	350,000	479,113
2.45%, 05/01/50 (a)	300,000	300,372
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	150,000	162,254
2.90%, 02/01/25 (a)	271,000	293,837
4.00%, 06/01/28 (a)	250,000	294,794
2.05%, 03/05/30 (a)	200,000	209,314
7.13%, 10/15/31	350,000	523,028
4.80%, 09/15/35 (a)	45,000	59,586
5.95%, 05/15/37	200,000	293,306
4.80%, 08/01/45 (a)	150,000	200,373
6.13%, 09/15/15 (a)	289,000	444,761
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	200,000	234,248
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	303,569	295,109
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	87,833	85,917
CSX Corp.
3.70%, 11/01/23 (a)	150,000	163,866
3.40%, 08/01/24 (a)	300,000	330,747
3.35%, 11/01/25 (a)	100,000	112,520
2.60%, 11/01/26 (a)	250,000	272,791
3.25%, 06/01/27 (a)	628,000	709,640
3.80%, 03/01/28 (a)	250,000	292,776
2.40%, 02/15/30 (a)	175,000	187,360
6.15%, 05/01/37	500,000	714,170
5.50%, 04/15/41 (a)	550,000	752,815
4.75%, 05/30/42 (a)	50,000	64,141
4.10%, 03/15/44 (a)	850,000	1,018,313
3.80%, 11/01/46 (a)	500,000	582,742
4.50%, 03/15/49 (a)	300,000	389,692
3.80%, 04/15/50 (a)	150,000	179,222
3.95%, 05/01/50 (a)	300,000	370,296
4.50%, 08/01/54 (a)	200,000	264,754
4.25%, 11/01/66 (a)	100,000	124,339
4.65%, 03/01/68 (a)	125,000	165,420
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/22	274,887	274,286
Delta Air Lines 2020-1 Class AA Pass Through Trust
2.00%, 06/10/28	150,000	145,769
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 02/20/34	250,000	252,834
FedEx Corp.
2.63%, 08/01/22	200,000	207,615
4.00%, 01/15/24	250,000	276,898
3.80%, 05/15/25 (a)	300,000	339,257
3.25%, 04/01/26 (a)	350,000	389,420
3.30%, 03/15/27 (a)	400,000	445,374
3.40%, 02/15/28 (a)	450,000	505,921
4.20%, 10/17/28 (a)	100,000	118,680
3.10%, 08/05/29 (a)	300,000	333,834
4.25%, 05/15/30 (a)	300,000	360,354
4.90%, 01/15/34	62,000	80,377
3.90%, 02/01/35	300,000	350,355
3.88%, 08/01/42	200,000	220,999
5.10%, 01/15/44	250,000	321,018
4.10%, 02/01/45	77,000	88,197
4.75%, 11/15/45 (a)	265,000	328,531

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 04/01/46 (a)	500,000	605,115
4.40%, 01/15/47 (a)	675,000	798,241
4.95%, 10/17/48 (a)	300,000	385,807
5.25%, 05/15/50 (a)	550,000	743,091
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	375,000	434,280
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/32	197,561	190,828
JetBlue 2020-1 Class A Pass Through Trust
Series 1A
4.00%, 11/15/32	250,000	257,310
Kansas City Southern
3.00%, 05/15/23 (a)	150,000	153,573
2.88%, 11/15/29 (a)	150,000	159,303
4.30%, 05/15/43 (a)	150,000	160,737
4.95%, 08/15/45 (a)	200,000	224,709
4.70%, 05/01/48 (a)	200,000	222,231
4.20%, 11/15/69 (a)	250,000	267,775
Kirby Corp.
4.20%, 03/01/28 (a)	200,000	208,088
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	700,000	724,416
2.90%, 06/15/26 (a)	550,000	608,217
2.55%, 11/01/29 (a)	100,000	109,186
4.84%, 10/01/41	350,000	460,561
4.45%, 06/15/45 (a)	250,000	320,730
4.65%, 01/15/46 (a)	450,000	589,165
3.94%, 11/01/47 (a)	250,000	300,581
4.15%, 02/28/48 (a)	275,000	341,109
4.10%, 05/15/49 (a)	100,000	126,229
3.40%, 11/01/49 (a)	100,000	112,143
3.05%, 05/15/50 (a)	300,000	318,798
4.05%, 08/15/52 (a)	250,000	308,079
3.16%, 05/15/55 (a)	275,000	292,281
Ryder System, Inc.
2.88%, 06/01/22 (a)	150,000	155,483
3.40%, 03/01/23 (a)	275,000	291,642
3.75%, 06/09/23 (a)	200,000	215,215
3.88%, 12/01/23 (a)	250,000	272,794
3.65%, 03/18/24 (a)	500,000	543,172
3.35%, 09/01/25 (a)	235,000	258,138
2.90%, 12/01/26 (a)	200,000	216,872
Southwest Airlines Co.
4.75%, 05/04/23	250,000	267,009
5.25%, 05/04/25 (a)	350,000	386,295
3.00%, 11/15/26 (a)	350,000	351,757
5.13%, 06/15/27 (a)	400,000	436,894
3.45%, 11/16/27 (a)	300,000	304,002
2.63%, 02/10/30 (a)	600,000	567,291
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	264,920
2.95%, 01/15/23 (a)	150,000	157,613
2.75%, 04/15/23 (a)	100,000	105,167
3.50%, 06/08/23 (a)	100,000	107,761
3.65%, 02/15/24 (a)	350,000	382,091
3.15%, 03/01/24 (a)	250,000	270,295
3.25%, 08/15/25 (a)	500,000	555,882
2.75%, 03/01/26 (a)	500,000	548,472
2.15%, 02/05/27 (a)	175,000	186,972
3.70%, 03/01/29 (a)	300,000	349,407
2.40%, 02/05/30 (a)	250,000	268,946
3.38%, 02/01/35 (a)	600,000	696,090
4.38%, 09/10/38 (a)	300,000	372,417
3.55%, 08/15/39 (a)	250,000	287,045
4.15%, 01/15/45 (a)	400,000	487,110
4.05%, 11/15/45 (a)	120,000	145,384
4.00%, 04/15/47 (a)	500,000	610,547
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 03/01/49 (a)	200,000	259,217
3.25%, 02/05/50 (a)	650,000	720,720
3.80%, 10/01/51 (a)	250,000	297,969
3.95%, 08/15/59 (a)	150,000	181,159
3.84%, 03/20/60 (a)	700,000	817,614
2.97%, 09/16/62 (a)(c)	450,000	443,268
4.38%, 11/15/65 (a)	300,000	377,073
4.10%, 09/15/67 (a)	50,000	59,547
3.75%, 02/05/70 (a)	250,000	283,878
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	104,949	102,688
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	203,223	190,342
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	420,851	407,653
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/28	17,357	16,452
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	317,885	302,512
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/31	302,997	302,075
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/32	200,000	187,566
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	257,715
2.45%, 10/01/22	350,000	364,801
2.50%, 04/01/23 (a)	250,000	262,563
2.20%, 09/01/24 (a)	150,000	159,027
2.80%, 11/15/24 (a)	150,000	162,748
3.90%, 04/01/25 (a)	350,000	398,706
3.05%, 11/15/27 (a)	350,000	395,591
3.40%, 03/15/29 (a)	100,000	115,516
2.50%, 09/01/29 (a)	150,000	163,665
4.45%, 04/01/30 (a)	325,000	407,231
6.20%, 01/15/38	400,000	600,876
5.20%, 04/01/40 (a)	150,000	208,035
4.88%, 11/15/40 (a)	550,000	736,186
3.63%, 10/01/42	100,000	116,099
3.40%, 11/15/46 (a)	200,000	226,813
3.75%, 11/15/47 (a)	250,000	303,350
4.25%, 03/15/49 (a)	310,000	399,159
3.40%, 09/01/49 (a)	200,000	230,182
5.30%, 04/01/50 (a)	400,000	590,022
		57,717,708
		1,401,820,294

Utility 2.3%
Electric 2.0%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	95,000	110,028
2.10%, 07/01/30 (a)	250,000	256,987
3.45%, 01/15/50 (a)	150,000	164,607
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	250,000	293,976
4.25%, 09/15/48 (a)	110,000	139,300
3.80%, 06/15/49 (a)	250,000	297,550
Alabama Power Co.
3.55%, 12/01/23	350,000	383,064
1.45%, 09/15/30 (a)	250,000	251,931
6.00%, 03/01/39	225,000	329,355
3.85%, 12/01/42	150,000	177,015
4.30%, 01/02/46 (a)	500,000	633,785
3.70%, 12/01/47 (a)	850,000	1,013,531
4.30%, 07/15/48 (a)	100,000	128,687

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ameren Corp.
3.65%, 02/15/26 (a)	750,000	846,791
3.50%, 01/15/31 (a)	300,000	343,423
Ameren Illinois Co.
4.15%, 03/15/46 (a)	100,000	126,228
3.70%, 12/01/47 (a)	150,000	179,090
3.25%, 03/15/50 (a)	100,000	113,916
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	400,000	472,108
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	550,005
3.30%, 06/01/27 (a)	300,000	330,912
7.00%, 04/01/38	410,000	617,729
4.45%, 06/01/45 (a)	500,000	611,982
4.50%, 03/01/49 (a)	150,000	188,003
3.70%, 05/01/50 (a)	300,000	341,751
Arizona Public Service Co.
3.15%, 05/15/25 (a)	250,000	273,799
4.35%, 11/15/45 (a)	775,000	973,954
3.35%, 05/15/50 (a)	250,000	278,082
2.65%, 09/15/50 (a)	250,000	247,731
Avangrid, Inc.
3.15%, 12/01/24 (a)	500,000	546,232
3.80%, 06/01/29 (a)	145,000	167,606
Avista Corp.
4.35%, 06/01/48 (a)	150,000	190,064
Baltimore Gas and Electric Co.
3.50%, 11/15/21 (a)	100,000	102,730
3.50%, 08/15/46 (a)	250,000	285,052
3.75%, 08/15/47 (a)	100,000	118,992
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	350,000	368,076
3.50%, 02/01/25 (a)	150,000	166,499
4.05%, 04/15/25 (a)(c)	500,000	570,357
3.25%, 04/15/28 (a)	625,000	706,969
3.70%, 07/15/30 (a)(c)	100,000	117,742
6.13%, 04/01/36	637,000	910,636
5.95%, 05/15/37	250,000	355,741
5.15%, 11/15/43 (a)	260,000	354,916
4.50%, 02/01/45 (a)	350,000	440,139
3.80%, 07/15/48 (a)	250,000	291,319
4.25%, 10/15/50 (a)(c)	300,000	378,438
Black Hills Corp.
3.05%, 10/15/29 (a)	200,000	217,973
2.50%, 06/15/30 (a)	250,000	259,506
4.35%, 05/01/33 (a)	400,000	475,012
4.20%, 09/15/46 (a)	100,000	120,065
3.88%, 10/15/49 (a)	100,000	113,422
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (a)	128,000	146,325
3.95%, 03/01/48 (a)	200,000	250,016
4.25%, 02/01/49 (a)	300,000	391,827
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	500,000	517,590
3.85%, 02/01/24 (a)	250,000	274,282
4.25%, 11/01/28 (a)	400,000	476,382
2.95%, 03/01/30 (a)	400,000	438,724
3.70%, 09/01/49 (a)	150,000	166,631
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	270,000	288,492
3.38%, 09/15/29 (a)	170,000	173,460
4.97%, 05/01/46 (a)	100,000	112,036
CMS Energy Corp.
3.00%, 05/15/26 (a)	350,000	385,955
3.45%, 08/15/27 (a)	200,000	224,328
4.88%, 03/01/44 (a)	400,000	526,764
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	123,000	134,213
3.70%, 08/15/28 (a)	950,000	1,109,324
6.45%, 01/15/38	150,000	228,746
3.80%, 10/01/42 (a)	200,000	233,899
4.60%, 08/15/43 (a)	150,000	193,973
4.70%, 01/15/44 (a)	150,000	198,986
3.70%, 03/01/45 (a)	250,000	290,797
4.35%, 11/15/45 (a)	150,000	194,204
3.65%, 06/15/46 (a)	250,000	292,774
3.75%, 08/15/47 (a)	100,000	119,057
4.00%, 03/01/48 (a)	100,000	123,261
4.00%, 03/01/49 (a)	300,000	375,729
3.20%, 11/15/49 (a)	100,000	110,912
3.00%, 03/01/50 (a)	250,000	268,449
Connecticut Light and Power Co.
4.30%, 04/15/44 (a)	200,000	256,052
4.00%, 04/01/48 (a)	250,000	317,026
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	200,000	230,411
6.75%, 04/01/38	500,000	762,437
5.50%, 12/01/39	250,000	344,465
5.70%, 06/15/40	150,000	212,780
3.95%, 03/01/43 (a)	1,000,000	1,168,825
4.45%, 03/15/44 (a)	950,000	1,184,085
4.13%, 05/15/49 (a)	150,000	183,258
3.95%, 04/01/50 (a)	350,000	425,542
4.63%, 12/01/54 (a)	525,000	689,493
4.30%, 12/01/56 (a)	50,000	63,015
4.00%, 11/15/57 (a)	100,000	120,393
4.50%, 05/15/58 (a)	240,000	315,138
3.70%, 11/15/59 (a)	200,000	229,243
Consumers Energy Co.
3.38%, 08/15/23 (a)	250,000	269,572
3.95%, 05/15/43 (a)	250,000	303,552
4.05%, 05/15/48 (a)	100,000	125,598
4.35%, 04/15/49 (a)	350,000	458,640
3.10%, 08/15/50 (a)	250,000	275,375
3.50%, 08/01/51 (a)	100,000	117,754
2.50%, 05/01/60 (a)	300,000	284,124
Dayton Power & Light Co.
3.95%, 06/15/49 (a)	250,000	269,700
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	543,587
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	250,000	335,582
5.45%, 02/01/41 (a)	100,000	139,944
5.10%, 06/01/65 (a)	175,000	263,781
Dominion Energy, Inc.
2.00%, 08/15/21 (a)	250,000	253,225
2.72%, 08/15/21	200,000	203,728
2.75%, 09/15/22 (a)	250,000	258,617
3.07%, 08/15/24	200,000	215,445
2.85%, 08/15/26 (a)	500,000	548,477
4.25%, 06/01/28 (a)	150,000	176,894
3.38%, 04/01/30 (a)	550,000	621,008
6.30%, 03/15/33	45,000	63,287
5.25%, 08/01/33	500,000	643,890
7.00%, 06/15/38	200,000	304,078
4.90%, 08/01/41 (a)	200,000	260,287
4.05%, 09/15/42 (a)	400,000	473,916
4.70%, 12/01/44 (a)	100,000	129,800
4.60%, 03/15/49 (a)	150,000	199,934
5.75%, 10/01/54 (a)(b)	100,000	106,385
DTE Electric Co.
2.63%, 03/01/31 (a)	200,000	220,042
4.30%, 07/01/44 (a)	100,000	125,289

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 03/15/45 (a)	50,000	58,636
3.70%, 06/01/46 (a)	400,000	470,202
4.05%, 05/15/48 (a)	150,000	189,446
3.95%, 03/01/49 (a)	389,000	490,842
DTE Energy Co.
2.60%, 06/15/22	100,000	103,360
3.30%, 06/15/22 (a)	500,000	520,622
2.25%, 11/01/22	200,000	206,649
3.70%, 08/01/23 (a)	250,000	270,299
3.50%, 06/01/24 (a)	140,000	151,976
2.53%, 10/01/24	120,000	127,760
2.85%, 10/01/26 (a)	645,000	700,389
3.40%, 06/15/29 (a)	200,000	223,225
2.95%, 03/01/30 (a)	200,000	215,845
6.38%, 04/15/33	250,000	355,777
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	200,000	212,581
3.95%, 11/15/28 (a)	236,000	283,617
2.45%, 02/01/30 (a)	250,000	271,805
6.10%, 06/01/37	250,000	368,014
6.05%, 04/15/38	1,255,000	1,879,388
5.30%, 02/15/40	600,000	846,288
4.25%, 12/15/41 (a)	250,000	315,556
3.75%, 06/01/45 (a)	750,000	892,035
3.88%, 03/15/46 (a)	250,000	304,781
3.70%, 12/01/47 (a)	200,000	239,025
Duke Energy Corp.
1.80%, 09/01/21 (a)	500,000	506,130
3.55%, 09/15/21 (a)	250,000	255,645
2.40%, 08/15/22 (a)	100,000	103,373
3.05%, 08/15/22 (a)	950,000	988,850
3.75%, 04/15/24 (a)	690,000	758,417
0.90%, 09/15/25 (a)	200,000	200,179
2.65%, 09/01/26 (a)	500,000	541,650
3.15%, 08/15/27 (a)	200,000	221,869
3.40%, 06/15/29 (a)	350,000	394,355
2.45%, 06/01/30 (a)	500,000	527,990
4.80%, 12/15/45 (a)	100,000	128,371
3.75%, 09/01/46 (a)	200,000	228,442
3.95%, 08/15/47 (a)	250,000	292,704
4.20%, 06/15/49 (a)	200,000	245,594
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,000,000	1,129,340
2.50%, 12/01/29 (a)	150,000	163,188
1.75%, 06/15/30 (a)	250,000	254,781
6.40%, 06/15/38	250,000	387,724
5.65%, 04/01/40	250,000	363,862
3.85%, 11/15/42 (a)	250,000	299,119
4.20%, 07/15/48 (a)	100,000	127,920
Duke Energy Florida Project Finance LLC
Series 2026
2.54%, 09/01/29	150,000	165,237
Duke Energy Indiana LLC
4.90%, 07/15/43 (a)	75,000	100,454
3.75%, 05/15/46 (a)	50,000	59,112
3.25%, 10/01/49 (a)	200,000	222,061
2.75%, 04/01/50 (a)	200,000	205,044
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	150,000	174,800
2.13%, 06/01/30 (a)	200,000	210,677
4.30%, 02/01/49 (a)	150,000	190,082
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	150,000	167,744
4.10%, 05/15/42 (a)	200,000	244,556
4.15%, 12/01/44 (a)	550,000	684,907
4.20%, 08/15/45 (a)	50,000	62,764
3.70%, 10/15/46 (a)	500,000	590,550
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.60%, 09/15/47 (a)	200,000	232,740
2.50%, 08/15/50 (a)	250,000	243,286
Edison International
2.40%, 09/15/22 (a)	200,000	203,317
3.13%, 11/15/22 (a)	150,000	154,743
2.95%, 03/15/23 (a)	500,000	513,090
3.55%, 11/15/24 (a)	200,000	211,276
El Paso Electric Co.
6.00%, 05/15/35	69,000	91,959
Emera US Finance LP
2.70%, 06/15/21 (a)	150,000	152,072
3.55%, 06/15/26 (a)	187,000	208,729
4.75%, 06/15/46 (a)	525,000	635,155
Enel Americas S.A.
4.00%, 10/25/26 (a)	200,000	219,132
Enel Chile S.A.
4.88%, 06/12/28 (a)	475,000	563,193
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	500,000	567,387
4.20%, 04/01/49 (a)	200,000	255,832
2.65%, 06/15/51 (a)	250,000	252,941
Entergy Corp.
4.00%, 07/15/22 (a)	250,000	263,840
0.90%, 09/15/25 (a)	250,000	249,831
2.95%, 09/01/26 (a)	250,000	276,689
2.80%, 06/15/30 (a)	250,000	271,425
3.75%, 06/15/50 (a)	200,000	228,416
Entergy Louisiana LLC
5.40%, 11/01/24	150,000	177,580
2.40%, 10/01/26 (a)	500,000	540,192
3.12%, 09/01/27 (a)	150,000	167,480
3.25%, 04/01/28 (a)	150,000	168,443
4.00%, 03/15/33 (a)	211,000	264,748
4.95%, 01/15/45 (a)	500,000	548,372
4.20%, 09/01/48 (a)	200,000	256,871
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	250,000	307,980
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	247,000	289,729
1.75%, 03/15/31 (a)	250,000	248,780
3.55%, 09/30/49 (a)	200,000	227,637
Evergy Kansas Central, Inc.
4.13%, 03/01/42 (a)	250,000	303,321
4.10%, 04/01/43 (a)	650,000	785,073
4.25%, 12/01/45 (a)	250,000	316,555
Evergy Metro, Inc.
3.15%, 03/15/23 (a)	100,000	105,990
4.20%, 06/15/47 (a)	95,000	119,011
4.13%, 04/01/49 (a)	200,000	253,253
Evergy, Inc.
2.45%, 09/15/24 (a)	350,000	370,890
2.90%, 09/15/29 (a)	250,000	269,522
Eversource Energy
2.75%, 03/15/22 (a)	500,000	515,835
2.80%, 05/01/23 (a)	100,000	105,309
3.80%, 12/01/23 (a)	500,000	549,210
3.30%, 01/15/28 (a)	250,000	279,961
1.65%, 08/15/30 (a)	250,000	248,724
3.45%, 01/15/50 (a)	250,000	278,686
Exelon Corp.
3.50%, 06/01/22 (a)	300,000	313,749
3.95%, 06/15/25 (a)	500,000	565,522
4.05%, 04/15/30 (a)	450,000	527,386
4.95%, 06/15/35 (a)(c)	250,000	316,901
5.63%, 06/15/35	250,000	334,276

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 06/15/45 (a)	100,000	130,877
4.45%, 04/15/46 (a)	150,000	183,869
4.70%, 04/15/50 (a)	250,000	320,859
Exelon Generation Co. LLC
4.25%, 06/15/22 (a)	500,000	528,002
6.25%, 10/01/39	750,000	933,472
5.60%, 06/15/42 (a)	250,000	295,310
FirstEnergy Corp.
2.85%, 07/15/22 (a)	150,000	154,158
4.25%, 03/15/23 (a)	300,000	318,679
2.05%, 03/01/25 (a)	150,000	153,008
1.60%, 01/15/26 (a)	300,000	298,149
3.90%, 07/15/27 (a)	725,000	795,945
2.65%, 03/01/30 (a)	200,000	203,399
7.38%, 11/15/31	700,000	983,108
4.85%, 07/15/47 (a)	350,000	422,600
3.40%, 03/01/50 (a)	300,000	294,801
Florida Power & Light Co.
2.75%, 06/01/23 (a)	250,000	262,752
3.25%, 06/01/24 (a)	250,000	271,719
2.85%, 04/01/25 (a)	250,000	274,374
3.13%, 12/01/25 (a)	500,000	557,705
4.95%, 06/01/35	150,000	209,523
5.95%, 02/01/38	150,000	223,762
5.96%, 04/01/39	500,000	755,172
5.69%, 03/01/40	100,000	147,490
4.13%, 02/01/42 (a)	150,000	187,761
4.05%, 06/01/42 (a)	350,000	436,257
3.80%, 12/15/42 (a)	275,000	335,358
3.70%, 12/01/47 (a)	55,000	67,375
3.95%, 03/01/48 (a)	250,000	316,979
4.13%, 06/01/48 (a)	150,000	196,906
3.99%, 03/01/49 (a)	150,000	192,364
3.15%, 10/01/49 (a)	350,000	398,237
Fortis, Inc.
3.06%, 10/04/26 (a)	310,000	338,477
Georgia Power Co.
2.85%, 05/15/22	500,000	518,657
2.10%, 07/30/23	250,000	261,092
2.20%, 09/15/24 (a)	150,000	158,444
3.25%, 03/30/27 (a)	100,000	110,300
2.65%, 09/15/29 (a)	100,000	107,538
4.75%, 09/01/40	100,000	123,804
4.30%, 03/15/42	150,000	179,330
4.30%, 03/15/43	100,000	119,130
3.70%, 01/30/50 (a)	100,000	113,103
Iberdrola International BV
6.75%, 07/15/36	200,000	290,443
Idaho Power Co.
4.20%, 03/01/48 (a)	200,000	256,619
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	100,000	128,321
3.75%, 07/01/47 (a)	250,000	289,316
4.25%, 08/15/48 (a)	200,000	249,713
Interstate Power and Light Co.
3.25%, 12/01/24 (a)	200,000	219,530
4.10%, 09/26/28 (a)	100,000	119,549
2.30%, 06/01/30 (a)	300,000	317,475
6.25%, 07/15/39	550,000	786,624
3.70%, 09/15/46 (a)	50,000	56,466
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)(c)	100,000	113,877
ITC Holdings Corp.
3.25%, 06/30/26 (a)	470,000	523,686
3.35%, 11/15/27 (a)	100,000	111,868
5.30%, 07/01/43 (a)	100,000	131,227
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	200,000	270,494
3.30%, 06/01/50 (a)	250,000	274,426
Louisville Gas and Electric Co.
4.25%, 04/01/49 (a)	250,000	314,954
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	56,169
3.65%, 04/15/29 (a)	200,000	237,971
6.75%, 12/30/31	200,000	302,682
4.80%, 09/15/43 (a)	150,000	200,759
4.40%, 10/15/44 (a)	325,000	413,762
4.25%, 05/01/46 (a)	200,000	253,879
3.95%, 08/01/47 (a)	150,000	185,988
3.65%, 08/01/48 (a)	250,000	295,677
4.25%, 07/15/49 (a)	350,000	455,584
3.15%, 04/15/50 (a)	200,000	222,292
Mississippi Power Co.
3.95%, 03/30/28 (a)	250,000	287,672
4.25%, 03/15/42	100,000	117,753
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	250,000	257,429
2.30%, 09/15/22 (a)	250,000	258,722
3.40%, 11/15/23 (a)	250,000	270,767
2.95%, 02/07/24 (a)	410,000	440,703
3.25%, 11/01/25 (a)	400,000	447,554
3.40%, 02/07/28 (a)	250,000	289,160
3.90%, 11/01/28 (a)	250,000	298,360
3.70%, 03/15/29 (a)	200,000	235,995
1.35%, 03/15/31 (a)(e)	250,000	249,334
4.75%, 04/30/43 (a)(b)	100,000	102,882
5.25%, 04/20/46 (a)(b)	450,000	489,062
4.30%, 03/15/49 (a)	100,000	129,544
Nevada Power Co.
3.70%, 05/01/29 (a)	750,000	881,404
6.65%, 04/01/36	500,000	748,662
3.13%, 08/01/50 (a)	200,000	216,201
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	150,000	152,581
2.40%, 09/01/21	500,000	509,577
3.20%, 02/25/22	250,000	259,517
3.30%, 08/15/22	150,000	157,867
2.80%, 01/15/23 (a)	250,000	262,427
3.15%, 04/01/24 (a)	350,000	378,929
2.75%, 05/01/25 (a)	450,000	486,974
3.25%, 04/01/26 (a)	500,000	561,457
3.55%, 05/01/27 (a)	200,000	226,307
3.50%, 04/01/29 (a)	600,000	683,364
2.75%, 11/01/29 (a)	350,000	381,290
2.25%, 06/01/30 (a)	700,000	729,676
4.80%, 12/01/77 (a)(b)	150,000	161,744
Northern States Power Co.
6.25%, 06/01/36	620,000	917,163
6.20%, 07/01/37	150,000	226,187
3.40%, 08/15/42 (a)	145,000	165,573
4.00%, 08/15/45 (a)	250,000	315,925
3.60%, 05/15/46 (a)	300,000	358,536
3.60%, 09/15/47 (a)	250,000	298,797
2.90%, 03/01/50 (a)	200,000	215,696
2.60%, 06/01/51 (a)	50,000	51,092
NorthWestern Corp.
4.18%, 11/15/44 (a)	260,000	312,290
NSTAR Electric Co.
3.20%, 05/15/27 (a)	150,000	168,262
3.25%, 05/15/29 (a)	250,000	286,669
5.50%, 03/15/40	150,000	214,220
4.40%, 03/01/44 (a)	150,000	191,729

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Oglethorpe Power Corp.
5.95%, 11/01/39	150,000	189,661
5.38%, 11/01/40	150,000	181,031
5.05%, 10/01/48 (a)	100,000	119,029
3.75%, 08/01/50 (a)	250,000	250,585
5.25%, 09/01/50	150,000	180,782
Ohio Power Co.
5.38%, 10/01/21	250,000	262,362
2.60%, 04/01/30 (a)	200,000	219,869
4.00%, 06/01/49 (a)	250,000	307,382
Oklahoma Gas and Electric Co.
3.30%, 03/15/30 (a)	125,000	141,003
3.25%, 04/01/30 (a)	150,000	167,991
4.15%, 04/01/47 (a)	240,000	284,166
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	400,000	429,530
3.70%, 11/15/28 (a)	265,000	311,526
5.75%, 03/15/29 (a)	73,000	96,542
7.50%, 09/01/38	200,000	328,869
4.55%, 12/01/41 (a)	800,000	1,041,184
3.75%, 04/01/45 (a)	200,000	239,589
4.10%, 11/15/48 (a)	150,000	191,602
3.80%, 06/01/49 (a)	150,000	185,891
3.10%, 09/15/49 (a)	200,000	220,265
3.70%, 05/15/50 (a)	150,000	180,854
5.35%, 10/01/52 (a)(c)	250,000	380,270
Pacific Gas and Electric Co.
1.75%, 06/16/22 (a)	500,000	501,032
3.50%, 06/15/25 (a)	500,000	525,367
3.15%, 01/01/26	500,000	513,632
2.10%, 08/01/27 (a)	450,000	436,873
3.30%, 12/01/27 (a)	500,000	513,582
3.75%, 07/01/28	500,000	521,260
4.55%, 07/01/30 (a)	1,250,000	1,357,925
2.50%, 02/01/31 (a)	550,000	523,889
4.50%, 07/01/40	1,000,000	1,029,645
3.30%, 08/01/40 (a)	250,000	229,916
4.45%, 04/15/42 (a)	500,000	513,352
4.00%, 12/01/46 (a)	250,000	235,543
3.95%, 12/01/47 (a)	250,000	232,191
4.95%, 07/01/50 (a)	1,300,000	1,394,724
3.50%, 08/01/50 (a)	500,000	451,565
PacifiCorp
2.95%, 02/01/22 (a)	83,000	85,301
3.50%, 06/15/29 (a)	100,000	116,148
2.70%, 09/15/30 (a)	150,000	165,493
7.70%, 11/15/31	100,000	156,209
5.75%, 04/01/37	100,000	138,241
6.35%, 07/15/38	350,000	517,652
6.00%, 01/15/39	100,000	144,148
4.13%, 01/15/49 (a)	250,000	311,284
4.15%, 02/15/50 (a)	300,000	377,220
3.30%, 03/15/51 (a)	250,000	281,182
PECO Energy Co.
1.70%, 09/15/21 (a)	100,000	101,267
3.70%, 09/15/47 (a)	500,000	598,830
3.90%, 03/01/48 (a)	1,000,000	1,228,155
3.00%, 09/15/49 (a)	100,000	107,527
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	150,000	152,444
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	250,000	273,287
4.15%, 03/15/43 (a)	100,000	121,262
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	100,000	105,182
3.40%, 06/01/23 (a)	750,000	801,079
4.13%, 04/15/30 (a)	350,000	413,500
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.70%, 06/01/43 (a)	100,000	124,217
5.00%, 03/15/44 (a)	250,000	315,411
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	744,030
4.15%, 06/15/48 (a)	550,000	699,094
Progress Energy, Inc.
7.75%, 03/01/31	250,000	369,615
7.00%, 10/30/31	60,000	85,498
6.00%, 12/01/39	85,000	119,446
PSEG Power LLC
3.00%, 06/15/21 (a)	1,093,000	1,110,269
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	350,000	359,033
3.70%, 06/15/28 (a)	150,000	175,477
1.90%, 01/15/31 (a)	155,000	161,556
6.25%, 09/01/37	200,000	299,912
4.05%, 09/15/49 (a)	300,000	382,042
3.20%, 03/01/50 (a)	150,000	171,744
2.70%, 01/15/51 (a)	100,000	102,565
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	300,000	325,587
3.60%, 07/01/49 (a)	250,000	294,859
Public Service Electric and Gas Co.
3.00%, 05/15/27 (a)	150,000	166,802
2.45%, 01/15/30 (a)	100,000	108,996
3.95%, 05/01/42 (a)	100,000	122,765
3.80%, 01/01/43 (a)	25,000	30,146
3.80%, 03/01/46 (a)	200,000	244,264
3.60%, 12/01/47 (a)	500,000	598,610
3.85%, 05/01/49 (a)	250,000	312,731
3.20%, 08/01/49 (a)	150,000	168,814
3.15%, 01/01/50 (a)	200,000	226,348
2.70%, 05/01/50 (a)	250,000	261,709
2.05%, 08/01/50 (a)	300,000	273,684
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	150,000	156,499
2.88%, 06/15/24 (a)	250,000	268,404
1.60%, 08/15/30 (a)	250,000	247,549
Puget Energy, Inc.
6.00%, 09/01/21	250,000	262,057
4.10%, 06/15/30 (a)(c)	200,000	223,800
Puget Sound Energy, Inc.
5.80%, 03/15/40	200,000	282,581
5.64%, 04/15/41 (a)	250,000	353,165
4.30%, 05/20/45 (a)	150,000	188,126
4.22%, 06/15/48 (a)	250,000	312,249
3.25%, 09/15/49 (a)	150,000	167,522
San Diego Gas & Electric Co.
3.00%, 08/15/21	250,000	255,904
3.60%, 09/01/23 (a)	100,000	107,812
2.50%, 05/15/26 (a)	200,000	216,649
1.70%, 10/01/30 (a)	200,000	199,259
3.75%, 06/01/47 (a)	150,000	172,627
4.15%, 05/15/48 (a)	169,000	204,209
4.10%, 06/15/49 (a)	140,000	170,552
3.32%, 04/15/50 (a)	150,000	164,161
Sempra Energy
3.55%, 06/15/24 (a)	400,000	435,848
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	200,000	218,141
Southern California Edison Co.
2.40%, 02/01/22 (a)	200,000	204,370
3.50%, 10/01/23 (a)	250,000	268,215
1.20%, 02/01/26 (a)	200,000	199,238
4.20%, 03/01/29 (a)	150,000	172,946
6.65%, 04/01/29	500,000	619,937

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.85%, 08/01/29 (a)	150,000	158,320
2.25%, 06/01/30 (a)	150,000	151,469
6.00%, 01/15/34	100,000	135,265
5.35%, 07/15/35	250,000	323,380
5.55%, 01/15/37	500,000	613,687
5.95%, 02/01/38	500,000	639,100
5.50%, 03/15/40	200,000	250,903
4.05%, 03/15/42 (a)	105,000	113,109
3.90%, 03/15/43 (a)	200,000	210,877
4.65%, 10/01/43 (a)	400,000	463,998
3.60%, 02/01/45 (a)	100,000	102,405
4.00%, 04/01/47 (a)	500,000	538,212
4.13%, 03/01/48 (a)	550,000	601,549
4.88%, 03/01/49 (a)	450,000	548,482
3.65%, 02/01/50 (a)	400,000	414,994
Southern Co.
2.95%, 07/01/23 (a)	500,000	530,902
3.25%, 07/01/26 (a)	550,000	613,750
3.70%, 04/30/30 (a)	500,000	571,927
4.25%, 07/01/36 (a)	250,000	290,652
4.40%, 07/01/46 (a)	450,000	532,357
4.00%, 01/15/51 (a)(b)	250,000	250,853
5.50%, 03/15/57 (a)(b)	150,000	153,342
Southern Power Co.
2.50%, 12/15/21 (a)	100,000	102,419
5.15%, 09/15/41	650,000	773,396
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	539,490
4.10%, 09/15/28 (a)	200,000	233,787
3.90%, 04/01/45 (a)	100,000	110,907
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	189,734
3.40%, 08/15/46 (a)	100,000	110,336
3.70%, 08/15/47 (a)	150,000	173,075
3.75%, 06/15/49 (a)	100,000	119,291
3.15%, 05/01/50 (a)	250,000	271,592
Tampa Electric Co.
4.30%, 06/15/48 (a)	550,000	696,578
Toledo Edison Co.
6.15%, 05/15/37	100,000	142,124
Tucson Electric Power Co.
3.05%, 03/15/25 (a)	250,000	272,359
1.50%, 08/01/30 (a)	250,000	248,020
4.85%, 12/01/48 (a)	100,000	136,368
Union Electric Co.
2.95%, 06/15/27 (a)	44,000	48,655
3.50%, 03/15/29 (a)	750,000	869,081
2.95%, 03/15/30 (a)	150,000	168,479
3.90%, 09/15/42 (a)	115,000	137,372
3.65%, 04/15/45 (a)	100,000	117,919
4.00%, 04/01/48 (a)	250,000	309,896
3.25%, 10/01/49 (a)	100,000	112,443
Virginia Electric and Power Co.
2.95%, 01/15/22 (a)	250,000	256,228
2.75%, 03/15/23 (a)	481,000	504,490
3.45%, 02/15/24 (a)	250,000	271,011
3.15%, 01/15/26 (a)	250,000	278,575
2.95%, 11/15/26 (a)	200,000	223,437
3.50%, 03/15/27 (a)	700,000	798,752
2.88%, 07/15/29 (a)	150,000	168,689
6.00%, 05/15/37	550,000	795,234
8.88%, 11/15/38	150,000	273,059
4.00%, 01/15/43 (a)	100,000	122,578
4.45%, 02/15/44 (a)	500,000	650,110
4.20%, 05/15/45 (a)	50,000	63,448
3.80%, 09/15/47 (a)	300,000	366,613
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.60%, 12/01/48 (a)	150,000	205,549
3.30%, 12/01/49 (a)	200,000	236,012
WEC Energy Group, Inc.
3.10%, 03/08/22	250,000	259,927
3.55%, 06/15/25 (a)	120,000	134,633
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	100,000	105,587
4.30%, 10/15/48 (a)	125,000	159,051
Wisconsin Power and Light Co.
3.00%, 07/01/29 (a)	250,000	280,654
3.65%, 04/01/50 (a)	150,000	176,840
Wisconsin Public Service Corp.
3.67%, 12/01/42	250,000	285,274
4.75%, 11/01/44 (a)	100,000	131,585
3.30%, 09/01/49 (a)	300,000	340,317
Xcel Energy, Inc.
3.30%, 06/01/25 (a)	200,000	220,961
4.00%, 06/15/28 (a)	250,000	294,426
2.60%, 12/01/29 (a)	200,000	216,135
3.40%, 06/01/30 (a)	250,000	287,186
6.50%, 07/01/36	140,000	205,571
3.50%, 12/01/49 (a)	200,000	223,717
		169,816,950
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	650,000	724,357
1.50%, 01/15/31 (a)(e)	250,000	249,039
5.50%, 06/15/41 (a)	150,000	211,207
4.15%, 01/15/43 (a)	100,000	122,948
4.13%, 10/15/44 (a)	100,000	123,044
4.30%, 10/01/48 (a)	100,000	130,979
4.13%, 03/15/49 (a)	150,000	190,966
3.38%, 09/15/49 (a)	150,000	170,232
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	57,967
1.75%, 10/01/30 (a)(e)	200,000	200,880
5.85%, 01/15/41 (a)	250,000	343,669
4.10%, 09/01/47 (a)	100,000	118,155
National Grid USA
5.80%, 04/01/35	100,000	131,734
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	251,302
2.95%, 09/01/29 (a)	100,000	108,739
3.60%, 05/01/30 (a)	350,000	399,621
1.70%, 02/15/31 (a)	400,000	392,786
4.80%, 02/15/44 (a)	775,000	985,540
5.65%, 02/01/45 (a)	300,000	416,685
4.38%, 05/15/47 (a)	150,000	185,718
3.95%, 03/30/48 (a)	100,000	117,270
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	108,993
2.00%, 05/15/30 (a)	250,000	260,367
4.66%, 02/01/44 (a)	200,000	253,023
4.50%, 11/01/48 (a)	100,000	128,779
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	270,000	308,220
3.64%, 11/01/46 (a)	160,000	182,486
3.35%, 06/01/50 (a)	150,000	163,486
Sempra Energy
2.88%, 10/01/22 (a)	150,000	155,881
2.90%, 02/01/23 (a)	250,000	262,074
4.05%, 12/01/23 (a)	200,000	219,230
3.75%, 11/15/25 (a)	135,000	152,381
3.25%, 06/15/27 (a)	150,000	164,987
3.40%, 02/01/28 (a)	250,000	275,810

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 02/01/38 (a)	250,000	280,346
6.00%, 10/15/39	350,000	483,915
4.00%, 02/01/48 (a)	250,000	283,585
Southern California Gas Co.
2.60%, 06/15/26 (a)	400,000	435,146
2.55%, 02/01/30 (a)	250,000	270,922
3.75%, 09/15/42 (a)	100,000	115,430
4.13%, 06/01/48 (a)	150,000	189,490
4.30%, 01/15/49 (a)	400,000	506,238
3.95%, 02/15/50 (a)	150,000	183,794
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	100,000	110,321
1.75%, 01/15/31 (a)	250,000	247,949
4.40%, 06/01/43 (a)	100,000	118,689
3.95%, 10/01/46 (a)	650,000	730,545
4.40%, 05/30/47 (a)	250,000	301,602
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	261,997
4.15%, 06/01/49 (a)	100,000	121,197
Washington Gas Light Co.
3.80%, 09/15/46 (a)	55,000	63,925
3.65%, 09/15/49 (a)	250,000	284,875
		13,258,521
Utility Other 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (a)	250,000	277,231
2.95%, 09/01/27 (a)	100,000	110,664
3.75%, 09/01/28 (a)	250,000	292,119
3.45%, 06/01/29 (a)	250,000	287,601
2.80%, 05/01/30 (a)	200,000	219,518
6.59%, 10/15/37	450,000	691,731
4.00%, 12/01/46 (a)	90,000	109,418
3.75%, 09/01/47 (a)	400,000	471,088
4.20%, 09/01/48 (a)	250,000	314,444
4.15%, 06/01/49 (a)	150,000	187,688
3.45%, 05/01/50 (a)	200,000	226,873
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	250,000	283,942
2.70%, 04/15/30 (a)	200,000	214,685
4.28%, 05/01/49 (a)	150,000	183,075
3.35%, 04/15/50 (a)	200,000	214,299
Veolia Environnement S.A.
6.75%, 06/01/38	100,000	144,765
		4,229,141
		187,304,612
Total Corporates
(Cost $2,090,132,862)		2,275,643,958

Treasuries 36.6% of net assets
Bonds
7.25%, 08/15/22	1,498,000	1,697,685
7.63%, 11/15/22	2,198,000	2,548,049
7.13%, 02/15/23	1,498,000	1,746,691
6.25%, 08/15/23	2,248,000	2,642,542
7.50%, 11/15/24	1,748,000	2,273,151
7.63%, 02/15/25	1,000,000	1,322,305
6.88%, 08/15/25	1,200,000	1,583,672
6.00%, 02/15/26	1,889,000	2,460,127
6.75%, 08/15/26	1,209,000	1,659,919
6.50%, 11/15/26	1,748,000	2,397,560
6.63%, 02/15/27	1,000,000	1,393,477
6.38%, 08/15/27	1,200,000	1,684,500
6.13%, 11/15/27	2,934,000	4,106,225
5.50%, 08/15/28	1,748,000	2,423,028
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.25%, 11/15/28	2,248,000	3,094,512
5.25%, 02/15/29	2,774,000	3,844,807
6.13%, 08/15/29	3,144,000	4,661,717
6.25%, 05/15/30	3,131,000	4,783,092
5.38%, 02/15/31	4,194,000	6,183,529
4.50%, 02/15/36	1,344,000	2,036,265
4.75%, 02/15/37	2,082,000	3,284,192
5.00%, 05/15/37	3,348,000	5,431,345
4.38%, 02/15/38	2,796,000	4,307,806
4.50%, 05/15/38	2,996,000	4,686,399
3.50%, 02/15/39	2,472,000	3,475,091
4.25%, 05/15/39	4,046,000	6,216,932
4.50%, 08/15/39	3,746,000	5,932,435
4.38%, 11/15/39	4,625,000	7,238,125
4.63%, 02/15/40	4,005,000	6,459,627
1.13%, 05/15/40	19,300,000	19,040,656
4.38%, 05/15/40	4,194,000	6,594,082
1.13%, 08/15/40	15,700,000	15,437,516
3.88%, 08/15/40	5,394,000	7,999,133
4.25%, 11/15/40	4,853,000	7,549,448
4.75%, 02/15/41	4,692,000	7,753,897
4.38%, 05/15/41	4,144,000	6,570,830
3.75%, 08/15/41	3,317,000	4,878,322
3.13%, 11/15/41	4,944,000	6,692,940
3.13%, 02/15/42	5,682,000	7,711,983
3.00%, 05/15/42	2,998,000	3,993,664
2.75%, 08/15/42	6,391,000	8,205,445
2.75%, 11/15/42	9,008,000	11,559,094
3.13%, 02/15/43	8,086,000	10,977,377
2.88%, 05/15/43	8,831,000	11,552,742
3.63%, 08/15/43	9,417,000	13,756,177
3.75%, 11/15/43	7,750,000	11,534,180
3.63%, 02/15/44	10,177,000	14,899,764
3.38%, 05/15/44 (i)	10,794,000	15,263,391
3.13%, 08/15/44	11,882,000	16,203,149
3.00%, 11/15/44	11,336,000	15,179,612
2.50%, 02/15/45	12,982,000	16,013,500
3.00%, 05/15/45	10,134,000	13,597,770
2.88%, 08/15/45	10,532,000	13,866,859
3.00%, 11/15/45	2,982,000	4,014,983
2.50%, 02/15/46	10,986,000	13,593,458
2.50%, 05/15/46	11,382,000	14,093,228
2.25%, 08/15/46	13,178,000	15,598,428
2.88%, 11/15/46	6,069,000	8,039,528
3.00%, 02/15/47	11,134,000	15,095,268
3.00%, 05/15/47	11,588,000	15,733,426
2.75%, 08/15/47	11,430,000	14,869,716
2.75%, 11/15/47	15,228,000	19,834,470
3.00%, 02/15/48	12,534,000	17,072,679
3.13%, 05/15/48	15,120,000	21,068,775
3.00%, 08/15/48	15,728,000	21,485,922
3.38%, 11/15/48	11,584,000	16,894,540
3.00%, 02/15/49	16,426,000	22,510,036
2.88%, 05/15/49	16,676,000	22,382,319
2.25%, 08/15/49	16,476,000	19,647,630
2.38%, 11/15/49	15,478,000	18,948,458
2.00%, 02/15/50	14,498,000	16,443,903
1.25%, 05/15/50	17,100,000	16,253,016
1.38%, 08/15/50	20,700,000	20,313,492
Notes
2.88%, 11/15/21	3,984,000	4,106,477
1.50%, 11/30/21	17,974,000	18,259,759
1.75%, 11/30/21	11,784,000	12,006,331
1.88%, 11/30/21	8,988,000	9,170,920
2.63%, 12/15/21	14,480,000	14,914,966
1.63%, 12/31/21	9,532,000	9,709,980
2.00%, 12/31/21	10,486,000	10,730,742
2.13%, 12/31/21	9,238,000	9,467,687
2.50%, 01/15/22	14,780,000	15,231,772

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.38%, 01/31/22	11,984,000	12,184,123
1.50%, 01/31/22	10,188,000	10,374,249
1.88%, 01/31/22	14,780,000	15,124,963
2.00%, 02/15/22	13,582,000	13,932,426
2.50%, 02/15/22	17,482,000	18,051,872
1.13%, 02/28/22	11,598,000	11,762,230
1.75%, 02/28/22	10,586,000	10,828,940
1.88%, 02/28/22	9,788,000	10,030,024
2.38%, 03/15/22	13,980,000	14,436,807
0.38%, 03/31/22	13,300,000	13,349,355
1.75%, 03/31/22	9,942,000	10,183,365
1.88%, 03/31/22	11,184,000	11,476,269
2.25%, 04/15/22	11,982,000	12,373,287
0.13%, 04/30/22	4,000,000	4,000,313
1.75%, 04/30/22	9,988,000	10,244,333
1.88%, 04/30/22	11,910,000	12,239,153
1.75%, 05/15/22	12,190,000	12,510,226
2.13%, 05/15/22	14,182,000	14,640,976
0.13%, 05/31/22	10,000,000	9,999,805
1.75%, 05/31/22	15,986,000	16,418,122
1.88%, 05/31/22	11,990,000	12,338,459
1.75%, 06/15/22	11,492,000	11,809,377
0.13%, 06/30/22	11,900,000	11,900,000
1.75%, 06/30/22	10,486,000	10,783,172
2.13%, 06/30/22	9,792,000	10,133,572
1.75%, 07/15/22	14,980,000	15,415,064
0.13%, 07/31/22	14,000,000	14,000,000
1.88%, 07/31/22	6,792,000	7,009,291
2.00%, 07/31/22	9,488,000	9,813,038
1.50%, 08/15/22	11,490,000	11,786,900
1.63%, 08/15/22	6,891,000	7,085,348
0.13%, 08/31/22	11,800,000	11,800,000
1.63%, 08/31/22	10,488,000	10,788,915
1.88%, 08/31/22	8,988,000	9,288,185
1.50%, 09/15/22	10,388,000	10,667,583
0.13%, 09/30/22	17,500,000	17,500,342
1.75%, 09/30/22	8,442,000	8,715,705
1.88%, 09/30/22	8,488,000	8,783,920
1.38%, 10/15/22	13,482,000	13,824,316
1.88%, 10/31/22	9,986,000	10,348,383
2.00%, 10/31/22	10,586,000	10,997,862
1.63%, 11/15/22	22,645,000	23,362,387
2.00%, 11/30/22	24,672,000	25,668,518
1.63%, 12/15/22	12,288,000	12,693,600
2.13%, 12/31/22	19,472,000	20,342,916
1.50%, 01/15/23	4,086,000	4,213,687
1.75%, 01/31/23	7,548,000	7,831,345
2.38%, 01/31/23	10,486,000	11,033,238
1.38%, 02/15/23	8,492,000	8,742,116
2.00%, 02/15/23	9,672,000	10,098,928
1.50%, 02/28/23	4,498,000	4,646,293
2.63%, 02/28/23	5,188,000	5,499,483
0.50%, 03/15/23	5,300,000	5,347,824
1.50%, 03/31/23	6,990,000	7,227,278
2.50%, 03/31/23	8,090,000	8,567,500
0.25%, 04/15/23	4,000,000	4,011,719
1.63%, 04/30/23	7,990,000	8,296,179
2.75%, 04/30/23	10,686,000	11,404,383
0.13%, 05/15/23	8,900,000	8,896,871
1.75%, 05/15/23	15,680,000	16,342,725
1.63%, 05/31/23	7,838,000	8,147,540
2.75%, 05/31/23	9,984,000	10,677,030
0.25%, 06/15/23	10,000,000	10,028,906
1.38%, 06/30/23	5,494,000	5,680,066
2.63%, 06/30/23	10,968,000	11,714,767
0.13%, 07/15/23	9,400,000	9,394,492
1.25%, 07/31/23	6,242,000	6,436,819
2.75%, 07/31/23	2,896,000	3,109,014
0.13%, 08/15/23	7,700,000	7,694,887
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 08/15/23	12,152,000	12,972,260
1.38%, 08/31/23	4,992,000	5,170,425
2.75%, 08/31/23	7,994,000	8,598,546
0.13%, 09/15/23	15,800,000	15,787,039
1.38%, 09/30/23	6,742,000	6,988,768
2.88%, 09/30/23	16,972,000	18,352,964
1.63%, 10/31/23	7,740,000	8,090,416
2.88%, 10/31/23	9,986,000	10,819,207
2.75%, 11/15/23	13,278,000	14,349,576
2.13%, 11/30/23	11,234,000	11,930,420
2.88%, 11/30/23	17,476,000	18,973,065
2.25%, 12/31/23	7,342,000	7,837,872
2.63%, 12/31/23	17,776,000	19,191,831
2.25%, 01/31/24	6,694,000	7,156,566
2.50%, 01/31/24	21,970,000	23,671,817
2.75%, 02/15/24	16,595,000	18,036,691
2.13%, 02/29/24	9,238,000	9,851,822
2.38%, 02/29/24	12,982,000	13,954,129
2.13%, 03/31/24	22,218,000	23,725,526
2.00%, 04/30/24	9,494,000	10,109,627
2.25%, 04/30/24	18,574,000	19,944,558
2.50%, 05/15/24	22,698,000	24,595,411
2.00%, 05/31/24	19,468,000	20,756,234
1.75%, 06/30/24	13,032,000	13,791,012
2.00%, 06/30/24	8,240,000	8,796,200
1.75%, 07/31/24	15,078,000	15,971,489
2.13%, 07/31/24	8,488,000	9,112,332
2.38%, 08/15/24	22,568,000	24,463,359
1.25%, 08/31/24	12,186,000	12,682,484
1.88%, 08/31/24	9,490,000	10,108,703
1.50%, 09/30/24	12,982,000	13,649,863
2.13%, 09/30/24	11,284,000	12,145,287
1.50%, 10/31/24	14,480,000	15,236,241
2.25%, 10/31/24	9,238,000	10,001,939
2.25%, 11/15/24	21,870,000	23,692,215
1.50%, 11/30/24 (i)	14,480,000	15,248,119
2.13%, 11/30/24	8,988,000	9,697,209
1.75%, 12/31/24	11,982,000	12,755,213
2.25%, 12/31/24	8,988,000	9,757,949
1.38%, 01/31/25	7,996,000	8,390,490
2.50%, 01/31/25	8,488,000	9,319,227
2.00%, 02/15/25	14,686,000	15,813,839
1.13%, 02/28/25	5,998,000	6,233,234
2.75%, 02/28/25	7,390,000	8,206,653
0.50%, 03/31/25	14,200,000	14,366,406
2.63%, 03/31/25	4,724,000	5,227,955
0.38%, 04/30/25	8,900,000	8,952,844
2.88%, 04/30/25	10,986,000	12,302,174
2.13%, 05/15/25	19,380,400	21,050,445
0.25%, 05/31/25	6,700,000	6,700,785
2.88%, 05/31/25	9,288,000	10,418,524
0.25%, 06/30/25	9,000,000	8,996,836
2.75%, 06/30/25	8,988,000	10,044,090
0.25%, 07/31/25	16,100,000	16,089,309
2.88%, 07/31/25	10,386,000	11,687,496
2.00%, 08/15/25	22,668,000	24,567,330
0.25%, 08/31/25	8,900,000	8,893,394
2.75%, 08/31/25	9,736,000	10,913,828
0.25%, 09/30/25	14,400,000	14,384,812
3.00%, 09/30/25	13,682,000	15,530,673
3.00%, 10/31/25	11,688,000	13,289,621
2.25%, 11/15/25	19,872,000	21,852,214
2.88%, 11/30/25	13,182,000	14,928,100
2.63%, 12/31/25	9,686,000	10,859,671
2.63%, 01/31/26	8,738,000	9,810,112
1.63%, 02/15/26	20,672,000	22,118,233
2.50%, 02/28/26	13,476,000	15,057,851
2.25%, 03/31/26	10,086,000	11,146,212
2.38%, 04/30/26	8,084,000	8,998,818

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/15/26	20,285,000	21,741,400
2.13%, 05/31/26	9,388,000	10,328,634
1.88%, 06/30/26	10,484,000	11,395,207
1.88%, 07/31/26	9,284,000	10,098,889
1.50%, 08/15/26	20,924,000	22,312,667
1.38%, 08/31/26	10,486,000	11,108,197
1.63%, 09/30/26	7,490,000	8,048,532
1.63%, 10/31/26	10,084,000	10,841,482
2.00%, 11/15/26	17,082,000	18,757,504
1.63%, 11/30/26	7,986,000	8,590,253
1.75%, 12/31/26	6,990,000	7,578,143
1.50%, 01/31/27	7,190,000	7,686,279
2.25%, 02/15/27	15,126,000	16,889,715
1.13%, 02/28/27	4,800,000	5,018,437
0.63%, 03/31/27	6,500,000	6,586,836
0.50%, 04/30/27	4,850,000	4,874,629
2.38%, 05/15/27	18,920,000	21,335,256
0.50%, 05/31/27	6,500,000	6,528,945
0.50%, 06/30/27	9,900,000	9,939,445
0.38%, 07/31/27	10,800,000	10,746,844
2.25%, 08/15/27	17,272,000	19,382,422
0.50%, 08/31/27	15,200,000	15,243,938
0.38%, 09/30/27	12,400,000	12,323,469
2.25%, 11/15/27	18,574,000	20,892,848
2.75%, 02/15/28	19,822,000	23,070,950
2.88%, 05/15/28	21,770,000	25,627,372
2.88%, 08/15/28 (i)	21,268,000	25,124,487
3.13%, 11/15/28	25,214,000	30,388,780
2.63%, 02/15/29	23,666,000	27,661,486
2.38%, 05/15/29	22,558,000	25,971,660
1.63%, 08/15/29	19,466,000	21,204,253
1.75%, 11/15/29	15,966,000	17,588,794
1.50%, 02/15/30	21,098,000	22,774,302
0.63%, 05/15/30	14,200,000	14,161,172
0.63%, 08/15/30	29,300,000	29,155,789
Total Treasuries
(Cost $2,794,719,611)		3,047,063,602

Government Related 6.3% of net assets

Agency 2.6%
Foreign 1.0%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	256,116
2.38%, 10/01/21	450,000	459,533
2.63%, 01/31/22	350,000	361,060
1.63%, 09/17/22	500,000	513,380
2.88%, 03/13/23	850,000	903,444
1.50%, 02/12/25	700,000	732,410
0.38%, 09/17/25	500,000	498,155
		3,724,098
British Virgin 0.0%
CNOOC Finance 2013 Ltd.
3.00%, 05/09/23	750,000	786,390
2.88%, 09/30/29 (a)	300,000	320,255
3.30%, 09/30/49 (a)	200,000	215,392
		1,322,037
Canada 0.1%
CNOOC Finance 2014 ULC
4.25%, 04/30/24	700,000	773,251
4.88%, 04/30/44	250,000	334,245
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNOOC Petroleum North America ULC
5.88%, 03/10/35	500,000	716,842
6.40%, 05/15/37	750,000	1,096,830
Export Development Canada
2.00%, 05/17/22	250,000	257,125
1.75%, 07/18/22	750,000	770,235
2.50%, 01/24/23	600,000	631,185
1.38%, 02/24/23	900,000	924,021
2.75%, 03/15/23	450,000	477,230
2.63%, 02/21/24	650,000	700,580
		6,681,544
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	253,778
2.96%, 11/08/22	250,000	259,894
3.54%, 11/08/27	250,000	278,387
		792,059
Colombia 0.0%
Ecopetrol S.A.
5.88%, 09/18/23	500,000	550,592
4.13%, 01/16/25	427,000	449,343
5.38%, 06/26/26 (a)	378,000	416,796
6.88%, 04/29/30 (a)	700,000	839,020
7.38%, 09/18/43	300,000	378,240
5.88%, 05/28/45	650,000	712,777
		3,346,768
Germany 0.4%
FMS Wertmanagement
2.00%, 08/01/22 (j)	700,000	722,918
2.75%, 03/06/23 (j)	275,000	291,657
2.75%, 01/30/24 (j)	700,000	757,215
Kreditanstalt fuer Wiederaufbau
1.50%, 06/15/21 (j)	1,000,000	1,009,150
2.38%, 08/25/21 (j)	1,000,000	1,019,455
2.00%, 11/30/21 (j)	300,000	306,261
3.13%, 12/15/21 (j)	1,500,000	1,552,350
2.63%, 01/25/22 (j)	1,250,000	1,289,762
2.50%, 02/15/22 (j)	1,600,000	1,650,320
2.13%, 03/07/22 (j)	1,450,000	1,490,078
2.13%, 06/15/22 (j)	1,250,000	1,290,719
1.75%, 08/22/22 (j)	250,000	257,301
2.00%, 09/29/22 (j)	2,500,000	2,589,437
2.00%, 10/04/22 (j)	750,000	776,850
2.38%, 12/29/22 (j)	1,700,000	1,782,195
2.13%, 01/17/23 (j)	1,050,000	1,095,601
1.63%, 02/15/23 (j)	1,700,000	1,755,904
2.63%, 02/28/24 (j)	1,500,000	1,619,032
1.38%, 08/05/24 (j)	1,400,000	1,457,337
2.50%, 11/20/24 (j)	2,200,000	2,396,570
0.38%, 07/18/25 (j)	1,000,000	998,375
2.88%, 04/03/28 (j)	1,100,000	1,280,818
1.75%, 09/14/29 (j)	700,000	759,392
0.75%, 09/30/30 (j)	500,000	496,190
0.00%, 06/29/37 (j)(k)	750,000	608,910
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (j)	300,000	304,488
2.25%, 10/01/21 (j)	550,000	561,206
2.00%, 12/06/21 (j)	200,000	204,178
3.13%, 11/14/23 (j)	450,000	489,688
2.00%, 01/13/25 (j)	1,150,000	1,228,775
2.38%, 06/10/25 (j)	600,000	654,042
1.75%, 07/27/26 (j)	500,000	534,703

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 11/15/27 (j)	500,000	564,923
0.88%, 09/03/30 (j)	750,000	750,469
		34,546,269
Japan 0.2%
Japan Bank for International Cooperation
2.00%, 11/04/21	500,000	508,850
2.50%, 06/01/22	250,000	258,906
2.38%, 07/21/22	1,500,000	1,554,127
2.38%, 11/16/22	2,300,000	2,396,657
1.75%, 01/23/23	500,000	515,643
0.63%, 05/22/23	500,000	503,045
3.25%, 07/20/23	250,000	269,768
3.38%, 10/31/23	350,000	381,395
2.50%, 05/23/24	1,150,000	1,233,990
1.75%, 10/17/24	300,000	314,681
2.50%, 05/28/25	200,000	217,692
1.88%, 07/21/26	350,000	373,347
2.25%, 11/04/26	1,200,000	1,307,328
2.88%, 06/01/27	1,050,000	1,190,679
2.88%, 07/21/27	650,000	738,085
2.75%, 11/16/27	700,000	792,267
3.25%, 07/20/28	400,000	471,546
3.50%, 10/31/28	350,000	421,432
2.00%, 10/17/29	700,000	760,336
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	215,687
1.00%, 07/22/30	370,000	369,369
		14,794,830
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	500,000	517,825
2.45%, 01/17/23	450,000	470,536
2.65%, 01/15/24	100,000	106,605
3.70%, 03/01/24	550,000	608,930
3.25%, 11/10/24	150,000	165,347
2.88%, 04/06/25 (a)	450,000	490,048
3.00%, 04/06/27 (a)	150,000	166,162
3.63%, 09/10/28 (a)	250,000	293,432
3.13%, 04/06/30 (a)	500,000	561,777
2.38%, 05/22/30 (a)	100,000	105,891
3.63%, 04/06/40 (a)	150,000	171,832
4.25%, 11/23/41	900,000	1,086,520
3.95%, 05/15/43	100,000	116,986
4.80%, 11/08/43	210,000	273,064
3.25%, 11/18/49 (a)	250,000	265,454
3.70%, 04/06/50 (a)	450,000	517,457
		5,917,866
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	200,000	205,738
5.00%, 04/11/22	250,000	266,904
2.38%, 06/25/24	200,000	211,666
2.88%, 01/21/25	1,200,000	1,304,658
1.88%, 02/12/25	200,000	209,109
3.25%, 11/10/25	1,450,000	1,625,747
2.63%, 05/26/26	250,000	273,431
2.38%, 04/21/27	250,000	267,144
1.25%, 09/21/30	500,000	494,012
Korea Development Bank
4.63%, 11/16/21	350,000	366,168
3.38%, 03/12/23	200,000	213,427
3.75%, 01/22/24	300,000	328,955
2.13%, 10/01/24	550,000	578,322
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 09/16/25	500,000	561,240
2.00%, 09/12/26	350,000	371,938
		7,278,459
Sweden 0.1%
Svensk Exportkredit AB
3.13%, 11/08/21	400,000	412,468
2.38%, 03/09/22	1,350,000	1,390,081
2.00%, 08/30/22	550,000	567,627
1.63%, 11/14/22	400,000	411,028
2.88%, 03/14/23	200,000	212,438
0.75%, 04/06/23	200,000	202,041
1.75%, 12/12/23	500,000	522,025
0.38%, 07/30/24	350,000	349,813
0.63%, 05/14/25	500,000	502,700
0.50%, 08/26/25	300,000	299,618
		4,869,839
		83,273,769
U.S. 1.6%
CNOOC Finance 2015 USA LLC
3.75%, 05/02/23	250,000	266,949
3.50%, 05/05/25	650,000	716,147
4.38%, 05/02/28	450,000	526,824
Fannie Mae
1.38%, 10/07/21	3,400,000	3,442,670
2.00%, 01/05/22	250,000	256,030
1.88%, 04/05/22	3,000,000	3,079,560
1.38%, 09/06/22	7,000,000	7,166,180
2.38%, 01/19/23	3,000,000	3,152,595
0.25%, 05/22/23	4,000,000	4,005,520
2.88%, 09/12/23	3,000,000	3,234,540
2.50%, 02/05/24	6,000,000	6,452,400
0.38%, 08/25/25	3,500,000	3,491,915
2.13%, 04/24/26	6,000,000	6,559,950
7.13%, 01/15/30	527,000	817,930
7.25%, 05/15/30	1,000,000	1,575,560
0.88%, 08/05/30	1,000,000	987,335
6.63%, 11/15/30	2,700,000	4,151,682
5.63%, 07/15/37	1,500,000	2,417,085
Federal Farm Credit Bank
1.95%, 11/02/21	1,250,000	1,272,800
Federal Home Loan Bank
3.00%, 10/12/21	5,200,000	5,352,750
1.88%, 11/29/21	3,850,000	3,927,770
1.63%, 12/20/21	6,000,000	6,111,000
0.25%, 06/03/22	4,000,000	4,007,900
2.38%, 06/10/22	400,000	415,154
2.13%, 03/10/23	250,000	261,881
2.50%, 02/13/24	1,600,000	1,722,608
2.88%, 06/14/24	1,075,000	1,177,926
1.50%, 08/15/24	2,000,000	2,097,660
5.38%, 08/15/24	1,750,000	2,091,775
0.50%, 06/13/25	2,000,000	2,012,890
0.38%, 09/04/25	1,000,000	999,895
3.25%, 11/16/28	5,000,000	6,006,750
5.50%, 07/15/36	400,000	626,094
Freddie Mac
2.38%, 01/13/22	5,351,000	5,505,055
0.25%, 06/08/22	2,500,000	2,505,075
0.38%, 04/20/23	2,000,000	2,010,470
2.75%, 06/19/23	2,500,000	2,671,462
0.25%, 06/26/23	4,000,000	4,003,200
0.25%, 08/24/23	6,000,000	6,004,110
1.50%, 02/12/25	5,000,000	5,249,675
0.38%, 07/21/25	3,000,000	2,996,235

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.38%, 09/23/25	2,000,000	1,996,010
6.75%, 09/15/29	500,000	757,813
6.75%, 03/15/31	1,564,000	2,445,791
6.25%, 07/15/32	700,000	1,100,621
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,199,020
6.75%, 11/01/25	488,000	639,870
2.88%, 02/01/27	500,000	568,465
5.25%, 09/15/39	750,000	1,157,528
4.63%, 09/15/60	100,000	156,588
		132,352,713
		215,626,482

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	1,160,000	1,476,895
Province of Alberta
2.20%, 07/26/22	250,000	258,393
3.35%, 11/01/23	646,000	702,764
2.95%, 01/23/24	500,000	540,105
1.88%, 11/13/24	700,000	737,810
1.00%, 05/20/25	200,000	203,436
3.30%, 03/15/28	1,450,000	1,688,068
1.30%, 07/22/30	600,000	604,176
Province of British Columbia
2.65%, 09/22/21	250,000	255,893
2.00%, 10/23/22	650,000	673,351
1.75%, 09/27/24	500,000	526,645
2.25%, 06/02/26	450,000	491,299
Province of Manitoba
2.13%, 05/04/22	390,000	400,975
2.60%, 04/16/24	250,000	268,404
3.05%, 05/14/24	150,000	163,379
2.13%, 06/22/26	750,000	808,384
Province of New Brunswick
2.50%, 12/12/22	250,000	260,788
3.63%, 02/24/28	200,000	235,782
Province of Ontario
2.50%, 09/10/21	300,000	306,161
2.40%, 02/08/22	750,000	771,409
2.55%, 04/25/22	500,000	517,440
2.25%, 05/18/22	500,000	515,815
2.45%, 06/29/22	1,350,000	1,400,274
1.75%, 01/24/23	1,000,000	1,032,420
3.40%, 10/17/23	900,000	981,157
3.05%, 01/29/24	1,100,000	1,193,967
3.20%, 05/16/24	850,000	932,497
2.50%, 04/27/26	500,000	548,567
2.30%, 06/15/26	500,000	543,497
1.05%, 05/21/27	350,000	355,065
2.00%, 10/02/29	400,000	432,254
1.13%, 10/07/30 (e)	500,000	498,667
Province of Quebec
2.75%, 08/25/21	650,000	664,661
2.38%, 01/31/22	800,000	822,016
2.63%, 02/13/23	350,000	368,730
7.50%, 07/15/23	150,000	178,747
7.13%, 02/09/24	1,000,000	1,217,260
2.50%, 04/09/24	200,000	214,363
2.88%, 10/16/24	650,000	711,886
1.50%, 02/11/25	850,000	886,958
0.60%, 07/23/25	800,000	802,692
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 04/20/26	50,000	54,951
2.75%, 04/12/27	500,000	562,030
7.50%, 09/15/29	618,000	951,130
1.35%, 05/28/30	400,000	411,356
		28,172,517
U.S. 0.7%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	176,184
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010 5.94%, 02/15/47	200,000	299,588
RB (Build America Bonds) Series 2010 6.27%, 02/15/50	500,000	730,920
RB (Build America Bonds) Series 2010 8.08%, 02/15/50	250,000	457,442
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2 6.26%, 04/01/49	750,000	1,280,062
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	899,845
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	600,000	1,096,548
California
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,250,000	2,073,237
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,439,444
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	950,000	1,561,068
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	865,000	1,446,782
GO Bonds 7.60%, 11/01/40	200,000	363,600
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	100,000	120,613
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B 6.40%, 01/01/40	150,000	223,896
Series C 4.47%, 01/01/49	150,000	187,862
Chicago Transit Authority Sales Tax Receipts Fund
RB (Pension Funding) Series 2008A 6.90%, 12/01/40	445,000	638,122
RB (Pension Funding) Series 2008B 6.90%, 12/01/40	200,000	286,797
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	315,397
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	750,866
City of San Antonio TX Electric & Gas Systems Revenue
RB (Build America Bonds) Series 2009 5.99%, 02/01/39	150,000	223,163
RB Series 2012 4.43%, 02/01/42	200,000	256,218

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of San Francisco CA Public Utilities Commission Water Revenue
Series A 3.30%, 11/01/39 (a)	250,000	269,761
RB (Build America Bonds) Series 2010 6.95%, 11/01/50	100,000	174,916
Commonwealth Financing Authority
Series A
4.14%, 06/01/38	215,000	255,927
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2010D 4.50%, 08/01/31	400,000	504,691
Series D 2.66%, 09/01/39	145,000	156,446
GO (Build America Bonds) Series 2009 5.46%, 12/01/39	100,000	142,029
Series D 2.81%, 09/01/43	150,000	162,434
Series H 2.90%, 09/01/49	200,000	220,366
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	286,216
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	976,262
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	576,348
County of Miami-Dade FL Water & Sewer System Revenue
Series C
3.49%, 10/01/42 (a)	150,000	160,940
Dallas Area Rapid Transit
Series B 6.00%, 12/01/44	50,000	77,278
RB (Build America Bonds) Series 2010 5.02%, 12/01/48	250,000	364,000
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	221,429
Dallas Fort Worth International Airport
Series A 2.99%, 11/01/38	150,000	161,058
Series A 3.14%, 11/01/45	20,000	20,944
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	359,686
District of Columbia
Series E
5.59%, 12/01/34	350,000	476,704
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	277,777
Florida State Board of Administration Finance Corp.
Series A 2.64%, 07/01/21	100,000	101,740
Series A 1.26%, 07/01/25	350,000	355,792
Series A 1.71%, 07/01/27	350,000	355,518
Series A 2.15%, 07/01/30	350,000	354,429
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Series A 4.09%, 01/15/49 (a)	100,000	104,371
Series A 3.92%, 01/15/53 (a)	100,000	106,025
Georgia Municipal Electric Authority
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	246,000	367,362
Grand Parkway Transportation Corp.
RB Series 2013E 5.18%, 10/01/42	200,000	284,684
Series B 3.24%, 10/01/52 (a)	250,000	260,081
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	390,000	392,718
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	2,395,000	2,407,286
GO (Build America Bonds) Series 2010 6.63%, 02/01/35	150,000	165,866
GO (Build America Bonds) Series 2010 6.73%, 04/01/35	125,000	139,108
GO (Build America Bonds) Series 2010 7.35%, 07/01/35	150,000	169,370
JobsOhio Beverage System
RB (Build America Bonds) Series B 3.99%, 01/01/29	100,000	114,811
Series B 4.53%, 01/01/35	200,000	252,884
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	152,010
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	424,384
Los Angeles Unified School District
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	386,729
GO (Build America Bonds) Series 2009 5.75%, 07/01/34	225,000	314,307
GO (Build America Bonds) Series 2010 6.76%, 07/01/34	450,000	666,475
Maryland Health & Higher Educational Facilities Authority
RB Series D 3.05%, 07/01/40 (a)	100,000	102,572
RB Series D 3.20%, 07/01/50	100,000	99,639
Massachusetts School Building Authority
RB Series B 1.75%, 08/15/30	500,000	507,097
RB Series B 3.40%, 10/15/40 (a)	100,000	107,191
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	904,914
Metropolitan Transportation Authority
RB (Build America Bonds) Series C 7.34%, 11/15/39	350,000	560,240
RB (Build America Bonds) Series E 6.81%, 11/15/40	650,000	836,660

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	390,852
Michigan State Building Authority
RB Series 2020
2.71%, 10/15/40 (a)	250,000	251,270
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	75,000	93,889
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	149,000	226,113
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	416,000	515,285
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C 5.75%, 12/15/28	900,000	1,025,654
RB Series 2019B 4.13%, 06/15/42	250,000	244,894
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F 7.41%, 01/01/40	500,000	843,122
RB (Build America Bonds) Series 2010A 7.10%, 01/01/41	850,000	1,397,536
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	450,000	617,656
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41	300,000	463,203
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	396,874
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	401,357
New York State Dormitory Authority
Series F 3.11%, 02/15/39	200,000	218,732
RB Series 2009F 5.63%, 03/15/39	200,000	269,813
RB (Build America Bonds) Series 2010 5.60%, 03/15/40	200,000	284,020
Series B 3.14%, 07/01/43	200,000	213,415
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	185,000	242,134
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	605,292
Ohio State University
RB (Build America Bonds) Series 2010C 4.91%, 06/01/40	450,000	627,496
Series A 3.80%, 12/01/46	75,000	92,604
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	104,041
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	633,212
Oregon School Boards Association
Series B
5.55%, 06/30/28	500,000	613,460
Port Authority of New York & New Jersey
RB Series AAA 1.09%, 07/01/23	300,000	303,504
Consolidated Bonds 164th Series 5.65%, 11/01/40	240,000	342,833
Consolidated Bonds 165th Series 5.65%, 11/01/40	200,000	285,732
Consolidated Bonds 181st Series 4.96%, 08/01/46	200,000	269,578
Consolidated Bonds 168th Series 4.93%, 10/01/51	450,000	612,576
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,474,852
Regents of the University of California Medical Center Pooled Revenue
Series F
6.58%, 05/15/49	200,000	322,605
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	100,000	166,227
Rutgers The State University of New Jersey
Series R 3.27%, 05/01/43	100,000	108,015
Series P 3.92%, 05/01/19 (a)	150,000	184,545
Sales Tax Securitization Corp.
RB Series 2017B 3.59%, 01/01/43	150,000	161,193
RB Series B 3.82%, 01/01/48	200,000	213,356
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	101,105
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	487,461
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	553,101
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,200,000	1,313,986
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	150,000	196,298
State of Oregon Department of Transportation
RB (Build America Bonds) Series 2010A
5.83%, 11/15/34	125,000	181,763

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	1,117,346
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	685,926
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	250,000	276,533
Texas Transportation Commission
RB (Build America Bonds) Series B 5.18%, 04/01/30	130,000	167,995
2.47%, 10/01/44 (a)	350,000	354,424
University of California
RB Series 2019BD 3.35%, 07/01/29	200,000	229,274
RB Series BG 1.61%, 05/15/30 (a)	250,000	250,660
RB Series 2013AJ 4.60%, 05/15/31	250,000	303,134
RB (Build America Bonds) Series 2009 5.77%, 05/15/43	300,000	437,299
RB Series AS 5.95%, 05/15/45	250,000	363,645
RB Series AD 4.86%, 05/15/12	500,000	710,617
RB Series 2015AQ 4.77%, 05/15/15	200,000	281,191
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	200,000	240,480
University of Texas System
RB (Build America Bonds) Series C
4.79%, 08/15/46	50,000	68,180
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020 2.26%, 09/01/50 (a)	350,000	342,324
Series C 4.18%, 09/01/17 (a)	150,000	206,831
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	275,000	299,564
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	573,109
Westchester County Local Development Corp.
RB, Series 2020
3.85%, 11/01/50 (a)	250,000	251,798
Wisconsin
RB Series A
5.70%, 05/01/26	615,000	725,068
		58,603,181
		86,775,698

Sovereign 1.2%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	1,100,000	1,135,074
2.00%, 11/15/22	750,000	778,586
1.63%, 01/22/25	1,000,000	1,053,540
		2,967,200
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chile 0.1%
Chile Government International Bond
3.25%, 09/14/21	150,000	153,933
2.25%, 10/30/22	150,000	154,991
3.13%, 03/27/25	400,000	439,094
3.13%, 01/21/26	200,000	221,947
3.24%, 02/06/28 (a)	750,000	835,575
2.55%, 01/27/32 (a)	600,000	634,788
3.63%, 10/30/42	100,000	115,340
3.86%, 06/21/47	450,000	539,757
3.50%, 01/25/50 (a)	650,000	742,619
		3,838,044
Colombia 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (a)	300,000	307,857
4.00%, 02/26/24 (a)	700,000	748,013
8.13%, 05/21/24	300,000	363,233
4.50%, 01/28/26 (a)	400,000	442,798
3.88%, 04/25/27 (a)	850,000	918,735
4.50%, 03/15/29 (a)	600,000	674,646
3.00%, 01/30/30 (a)	500,000	510,825
3.13%, 04/15/31 (a)	300,000	307,587
7.38%, 09/18/37	550,000	775,541
6.13%, 01/18/41	950,000	1,223,742
5.63%, 02/26/44 (a)	1,450,000	1,805,148
5.00%, 06/15/45 (a)	1,300,000	1,522,196
5.20%, 05/15/49 (a)	900,000	1,091,984
		10,692,305
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	650,000	718,672
5.75%, 11/22/23	600,000	688,644
5.38%, 03/25/24	500,000	574,138
7.63%, 03/29/41	550,000	986,722
		2,968,176
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	350,000	364,957
4.45%, 02/11/24	250,000	277,361
3.50%, 01/11/28	250,000	274,110
4.10%, 04/24/28	500,000	570,498
4.75%, 02/11/29	400,000	475,412
3.40%, 09/18/29	200,000	219,534
2.85%, 02/14/30	400,000	421,348
3.85%, 10/15/30	550,000	624,385
4.35%, 01/11/48	700,000	809,781
5.35%, 02/11/49 (h)	500,000	664,207
3.70%, 10/30/49	200,000	214,614
3.50%, 02/14/50	250,000	265,511
4.20%, 10/15/50	550,000	637,423
4.45%, 04/15/70	300,000	356,571
		6,175,712
Israel 0.1%
Israel Government International Bond
3.15%, 06/30/23	700,000	751,278
2.88%, 03/16/26	300,000	331,493
3.25%, 01/17/28	300,000	342,780
2.50%, 01/15/30	550,000	596,833
2.75%, 07/03/30	900,000	996,129
4.50%, 01/30/43	700,000	918,519
4.13%, 01/17/48	250,000	317,540
3.38%, 01/15/50	650,000	723,791

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 07/03/50	650,000	783,747
4.50%, 04/03/20	300,000	413,703
		6,175,813
Italy 0.1%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,167,365
2.38%, 10/17/24	1,150,000	1,197,248
2.88%, 10/17/29	700,000	725,624
5.38%, 06/15/33	754,000	959,035
4.00%, 10/17/49	750,000	805,721
		4,854,993
Mexico 0.3%
Mexico Government International Bond
3.63%, 03/15/22	500,000	520,890
8.00%, 09/24/22	100,000	113,042
4.00%, 10/02/23	1,200,000	1,305,348
3.60%, 01/30/25	450,000	485,404
3.90%, 04/27/25 (a)	600,000	657,156
4.13%, 01/21/26	500,000	556,890
4.15%, 03/28/27	800,000	891,776
3.75%, 01/11/28	850,000	916,253
4.50%, 04/22/29	1,150,000	1,293,135
3.25%, 04/16/30 (a)	1,200,000	1,232,802
8.30%, 08/15/31	150,000	219,601
4.75%, 04/27/32 (a)	850,000	964,984
7.50%, 04/08/33	250,000	347,149
6.75%, 09/27/34	750,000	1,014,536
6.05%, 01/11/40	1,050,000	1,322,071
4.75%, 03/08/44	1,350,000	1,483,380
5.55%, 01/21/45	950,000	1,155,300
4.60%, 01/23/46	1,200,000	1,291,758
4.35%, 01/15/47	600,000	625,608
4.60%, 02/10/48	950,000	1,016,856
4.50%, 01/31/50 (a)	1,025,000	1,086,074
5.00%, 04/27/51 (a)	850,000	957,980
5.75%, 10/12/10	850,000	988,673
		20,446,666
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	700,000	766,917
3.75%, 03/16/25 (a)	750,000	819,705
7.13%, 01/29/26	200,000	253,470
8.88%, 09/30/27	150,000	215,073
3.88%, 03/17/28 (a)	400,000	454,696
9.38%, 04/01/29	500,000	769,550
3.16%, 01/23/30 (a)	400,000	435,862
2.25%, 09/29/32 (a)	750,000	762,563
6.70%, 01/26/36	900,000	1,310,152
4.50%, 05/15/47	200,000	250,835
4.50%, 04/16/50 (a)	750,000	940,699
4.30%, 04/29/53	400,000	492,226
4.50%, 04/01/56 (a)	750,000	942,045
3.87%, 07/23/60 (a)	575,000	661,103
		9,074,896
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	600,000	769,626
2.39%, 01/23/26 (a)	350,000	368,291
4.13%, 08/25/27	500,000	584,328
2.84%, 06/20/30	250,000	272,664
2.78%, 01/23/31 (a)	850,000	921,969
8.75%, 11/21/33	450,000	755,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.55%, 03/14/37	550,000	831,267
5.63%, 11/18/50	900,000	1,438,789
		5,942,430
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	550,000	611,955
9.50%, 10/21/24	500,000	673,885
10.63%, 03/16/25	250,000	356,270
5.50%, 03/30/26	400,000	495,884
3.00%, 02/01/28	650,000	717,685
3.75%, 01/14/29	600,000	701,910
9.50%, 02/02/30	650,000	1,073,676
2.46%, 05/05/30	700,000	756,647
7.75%, 01/14/31	550,000	838,467
6.38%, 01/15/32	350,000	496,528
6.38%, 10/23/34	600,000	870,264
5.00%, 01/13/37	200,000	260,958
3.95%, 01/20/40	1,300,000	1,541,163
3.70%, 03/01/41	250,000	289,111
3.70%, 02/02/42	1,100,000	1,276,742
		10,961,145
Poland 0.0%
Poland Government International Bond
5.00%, 03/23/22	1,150,000	1,230,379
3.00%, 03/17/23	750,000	796,639
4.00%, 01/22/24	600,000	668,904
3.25%, 04/06/26	544,000	614,984
		3,310,906
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	550,000	603,614
2.75%, 01/19/27	650,000	716,147
3.50%, 09/20/28	200,000	236,106
2.50%, 06/19/29	350,000	390,042
4.13%, 06/10/44	200,000	277,141
3.88%, 09/20/48	200,000	276,079
		2,499,129
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	108,519
4.50%, 08/14/24	150,000	163,878
4.38%, 10/27/27	500,000	578,205
4.38%, 01/23/31 (a)	650,000	774,797
7.63%, 03/21/36	700,000	1,091,629
4.13%, 11/20/45	250,000	296,895
5.10%, 06/18/50	1,150,000	1,546,899
4.98%, 04/20/55	900,000	1,198,566
		5,759,388
		95,666,803

Supranational* 1.5%
African Development Bank
2.38%, 09/23/21	1,150,000	1,174,046
0.50%, 04/22/22	200,000	200,881
1.63%, 09/16/22	350,000	359,543
2.13%, 11/16/22	1,500,000	1,559,955
0.75%, 04/03/23	950,000	962,098
3.00%, 09/20/23	50,000	54,036
Asian Development Bank
1.75%, 06/08/21	450,000	454,766
2.00%, 02/16/22	2,000,000	2,049,020

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 02/18/22	500,000	511,430
0.63%, 04/07/22	1,500,000	1,509,165
1.88%, 07/19/22	650,000	669,402
1.75%, 09/13/22	2,175,000	2,239,630
1.63%, 01/24/23	750,000	773,917
2.75%, 03/17/23	900,000	955,278
0.25%, 07/14/23	750,000	749,925
0.25%, 10/06/23 (e)	750,000	749,179
2.63%, 01/30/24	645,000	694,633
1.50%, 10/18/24	1,350,000	1,412,863
2.00%, 01/22/25	1,650,000	1,763,668
0.63%, 04/29/25	1,000,000	1,009,860
0.38%, 09/03/25	750,000	748,215
2.00%, 04/24/26	500,000	541,528
2.63%, 01/12/27	1,000,000	1,124,740
2.50%, 11/02/27	1,188,000	1,339,815
2.75%, 01/19/28	250,000	287,294
5.82%, 06/16/28	300,000	412,277
1.75%, 09/19/29	750,000	809,730
1.88%, 01/24/30	1,000,000	1,092,685
0.75%, 10/08/30 (e)	750,000	739,121
Asian Infrastructure Investment Bank
2.25%, 05/16/24	950,000	1,014,961
0.50%, 05/28/25	950,000	951,734
Corp. Andina de Fomento
2.13%, 09/27/21	613,000	621,208
3.25%, 02/11/22	600,000	619,137
4.38%, 06/15/22	550,000	581,504
2.38%, 05/12/23	350,000	361,398
3.75%, 11/23/23	250,000	270,233
1.63%, 09/23/25	300,000	301,146
Council of Europe Development Bank
1.75%, 09/26/22	650,000	669,633
0.25%, 06/10/23	200,000	199,978
2.50%, 02/27/24	315,000	338,220
1.38%, 02/27/25	350,000	364,637
European Bank for Reconstruction & Development
1.88%, 07/15/21	500,000	506,543
1.50%, 11/02/21	1,100,000	1,115,345
2.75%, 03/07/23	475,000	503,738
0.25%, 07/10/23	500,000	499,940
1.63%, 09/27/24	300,000	315,516
0.50%, 05/19/25	400,000	401,806
European Investment Bank
1.63%, 06/15/21	600,000	606,039
1.38%, 09/15/21	1,150,000	1,162,932
2.13%, 10/15/21	1,000,000	1,019,980
2.88%, 12/15/21	1,250,000	1,290,169
2.25%, 03/15/22	1,500,000	1,544,737
2.63%, 05/20/22	1,175,000	1,221,336
2.38%, 06/15/22	1,650,000	1,710,910
2.25%, 08/15/22	470,000	487,914
1.38%, 09/06/22	900,000	920,110
2.50%, 03/15/23	1,750,000	1,846,976
1.38%, 05/15/23	1,000,000	1,029,785
2.88%, 08/15/23	1,400,000	1,505,441
0.25%, 09/15/23	1,250,000	1,250,019
3.13%, 12/14/23	1,300,000	1,418,644
3.25%, 01/29/24	1,650,000	1,812,607
2.63%, 03/15/24	1,600,000	1,728,808
2.25%, 06/24/24	450,000	482,636
2.50%, 10/15/24	500,000	543,793
1.88%, 02/10/25	1,100,000	1,171,714
1.63%, 03/14/25	1,300,000	1,371,194
0.63%, 07/25/25	900,000	908,770
2.13%, 04/13/26	600,000	654,885
2.38%, 05/24/27	367,000	409,888
1.63%, 10/09/29	500,000	536,275
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 05/17/30	255,000	256,397
0.75%, 09/23/30	500,000	495,043
4.88%, 02/15/36	400,000	603,702
Inter-American Development Bank
1.25%, 09/14/21	1,150,000	1,161,345
2.13%, 01/18/22	1,250,000	1,280,800
1.75%, 04/14/22	1,100,000	1,126,026
1.75%, 09/14/22	1,000,000	1,029,795
2.50%, 01/18/23	1,250,000	1,314,412
0.50%, 05/24/23	1,300,000	1,308,450
3.00%, 10/04/23	750,000	811,335
0.25%, 11/15/23	750,000	748,849
2.63%, 01/16/24	1,150,000	1,237,538
3.00%, 02/21/24	500,000	545,223
2.13%, 01/15/25	1,100,000	1,181,026
1.75%, 03/14/25	1,350,000	1,430,325
0.88%, 04/03/25	650,000	663,829
0.63%, 07/15/25	500,000	504,848
2.00%, 06/02/26	350,000	378,805
2.00%, 07/23/26	500,000	541,890
2.38%, 07/07/27	1,200,000	1,337,754
0.63%, 09/16/27	750,000	749,719
3.13%, 09/18/28	1,700,000	2,015,052
2.25%, 06/18/29	950,000	1,065,377
3.88%, 10/28/41	150,000	212,078
3.20%, 08/07/42	200,000	258,720
4.38%, 01/24/44	600,000	920,763
International Bank for Reconstruction & Development
2.25%, 06/24/21	2,550,000	2,588,084
2.75%, 07/23/21	1,550,000	1,581,876
1.38%, 09/20/21	250,000	252,834
2.00%, 01/26/22	2,150,000	2,200,686
1.63%, 02/10/22	975,000	993,661
2.13%, 07/01/22	1,750,000	1,808,520
1.88%, 10/07/22	2,250,000	2,324,936
7.63%, 01/19/23	500,000	584,048
1.88%, 06/19/23	350,000	365,414
3.00%, 09/27/23	1,560,000	1,687,616
2.50%, 03/19/24	1,450,000	1,560,316
1.50%, 08/28/24	950,000	993,396
2.50%, 11/25/24	1,300,000	1,415,056
1.63%, 01/15/25	1,200,000	1,263,330
0.75%, 03/11/25	1,250,000	1,269,931
0.63%, 04/22/25	2,500,000	2,524,300
2.50%, 07/29/25	1,750,000	1,924,282
3.13%, 11/20/25	450,000	511,702
1.88%, 10/27/26	250,000	269,858
2.50%, 11/22/27	200,000	225,890
1.75%, 10/23/29	500,000	541,178
0.88%, 05/14/30	1,350,000	1,354,873
0.75%, 08/26/30	1,000,000	989,265
4.75%, 02/15/35	450,000	661,045
International Finance Corp.
1.13%, 07/20/21	1,000,000	1,007,350
2.00%, 10/24/22	850,000	881,254
0.50%, 03/20/23	200,000	201,316
2.88%, 07/31/23	500,000	536,770
1.38%, 10/16/24	750,000	781,324
0.75%, 08/27/30	750,000	743,156
Nordic Investment Bank
2.25%, 09/30/21	750,000	765,011
2.13%, 02/01/22	250,000	256,313
1.38%, 10/17/22	200,000	204,685
0.38%, 05/19/23	400,000	401,348
2.88%, 07/19/23	450,000	482,834
2.25%, 05/21/24	200,000	213,979

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.38%, 09/11/25	400,000	399,162
		123,166,639
Total Government Related
(Cost $490,618,674)		521,235,622

Securitized 29.2% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust 2019-4
Series 2019-4, Class A4, ABS
1.92%, 01/15/25 (a)	2,000,000	2,075,230
Ford Credit Auto Owner Trust
Series 2018-A, Class A4
3.16%, 10/15/23 (a)	2,000,000	2,072,138
Honda Auto Receivables Owner Trust
Series 2018-3, Class A4
3.07%, 11/21/24 (a)	540,000	558,324
Nissan Auto Receivables Owner Trust
Series 2017-C, Class A4
2.28%, 02/15/24 (a)	900,000	915,678
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A4
3.13%, 02/15/24 (a)	2,100,000	2,190,776
		7,812,146
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-8, Class A 3.18%, 04/15/24 (a)	1,200,000	1,233,685
Series 2019-1, Class A 2.87%, 10/15/24 (a)	1,300,000	1,349,396
Series 2019-3, Class A, ABS 2.00%, 04/15/25 (a)	630,000	651,198
Series 2018-2, Class A 3.01%, 10/15/25 (a)	5,200,000	5,543,893
Capital One Multi-Asset Execution Trust
Series 2017-A6, Class A6 2.29%, 07/15/25 (a)	1,300,000	1,350,767
Series 2019-A3, Class A3, ABS 2.06%, 08/15/28 (a)	2,000,000	2,149,130
Citibank Credit Card Issuance Trust
Series 2018-A6, Class A6
3.21%, 12/07/24 (a)	4,800,000	5,104,770
Discover Card Execution Note Trust
Series 2018-A5, Class A5 3.32%, 03/15/24 (a)	585,000	602,217
Series 2017-A2, Class A2 2.39%, 07/15/24 (a)	1,363,000	1,400,433
Series 2018-A1, Class A1 3.03%, 08/15/25 (a)	2,100,000	2,234,635
		21,620,124
		29,432,270

Commercial Mortgage-Backed Securities 2.2%
BANK
Series 2017-BNK8, Class A4 3.49%, 11/15/50 (a)	600,000	683,586
Series 2017-BNK9, Class A4 3.54%, 11/15/54 (a)	1,000,000	1,140,285
Series 2017-BNK7, Class A5 3.44%, 09/15/60 (a)	1,000,000	1,138,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2019-BN19, Class A3 3.18%, 08/15/61 (a)	800,000	907,694
Series 2020-BN26, Class A4 2.40%, 03/15/63 (a)	700,000	753,593
BBCMS Mortgage Trust 2018-C2
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,339,522
Benchmark 2019-B12 Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	600,000	676,864
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	600,000	713,885
Benchmark 2020-B18 Mortgage Trust
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,910,873
CCUBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,993,271
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,946,325
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3 3.87%, 01/10/48 (a)	5,325,000	6,015,040
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	3,625,000	4,144,521
Series 2016-C4, Class A4 3.28%, 05/10/58 (a)	1,000,000	1,096,816
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4 4.13%, 11/10/46 (a)	615,000	669,886
Series 2014-GC23, Class A4 3.62%, 07/10/47 (a)	1,000,000	1,090,216
Series 2014-GC25, Class A4 3.64%, 10/10/47 (a)	210,000	229,826
Series 2016-GC36, Class A5 3.62%, 02/10/49 (a)	3,350,000	3,760,170
Series 2016-GC37, Class A4 3.31%, 04/10/49 (a)	600,000	664,388
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	571,095
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	5,600,000	6,362,903
COMM Mortgage Trust
Series 2012-LC4, Class A4 3.29%, 12/10/44 (a)	279,389	285,366
Series 2012-CR3, Class A3 2.82%, 10/15/45 (a)	254,249	260,357
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	5,173,696
Series 2014-CR14, Class A3 3.96%, 02/10/47 (a)	240,000	260,334
Series 2014-CR16, Class ASB 3.65%, 04/10/47 (a)	464,455	485,602
Series 2014-LC15, Class A4 4.01%, 04/10/47 (a)	400,000	437,236
Series 2014-CR18, Class A4 3.55%, 07/15/47 (a)	476,877	511,653
Series 2014-CR19, Class ASB 3.50%, 08/10/47 (a)	319,053	337,356
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,850,000	2,025,019
Series 2014-CR20, Class A3 3.33%, 11/10/47 (a)	2,050,000	2,214,052

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-CR21, Class A3 3.53%, 12/10/47 (a)	175,892	190,962
Series 2015-CR22, Class A5 3.31%, 03/10/48 (a)	750,000	819,099
Series 2015-CR24, Class A5 3.70%, 08/10/48 (a)	400,000	446,268
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	494,011
Series 2016-CR28, Class A4 3.76%, 02/10/49 (a)	2,700,000	3,040,913
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	112,522
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	2,046,850	2,173,124
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	553,492
Series 2013-CR11, Class A3 3.98%, 08/10/50 (a)	449,876	485,693
Series 2013-CR11, Class A4 4.26%, 08/10/50 (a)	340,000	370,402
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	331,072
Series 2015-C1, Class A4 3.51%, 04/15/50 (a)	1,308,000	1,430,862
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)	100,000	113,424
Fannie Mae
Series 2015-M4, Class AV2 2.51%, 07/25/22 (a)	57,801	58,608
Series 2016-M3, Class ASQ2 2.26%, 02/25/23 (a)(f)(l)	34,358	34,445
Series 2014-M9, Class A2 3.10%, 07/25/24 (a)(f)(l)	471,028	509,110
Series 2015-M3, Class A2 2.72%, 10/25/24 (a)	507,816	545,784
Series 2015-M13, Class A2 2.71%, 06/25/25 (a)(f)(l)	150,000	163,216
Series 2016-M6, Class A2 2.49%, 05/25/26 (a)	2,600,000	2,829,246
Freddie Mac
Series K018, Class A2 2.79%, 01/25/22 (a)	137,096	139,559
Series K024, Class A2 2.57%, 09/25/22 (a)	800,000	824,304
Series K026, Class A2 2.51%, 11/25/22 (a)	550,000	570,889
Series K027, Class A2 2.64%, 01/25/23 (a)	1,000,000	1,042,351
Series K028, Class A2 3.11%, 02/25/23 (a)	250,000	263,268
Series K030, Class A2 3.25%, 04/25/23 (a)(f)(m)	850,000	901,186
Series K031, Class A2 3.30%, 04/25/23 (a)	3,225,000	3,435,922
Series K033, Class A2 3.06%, 07/25/23 (a)	1,540,000	1,636,101
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	161,643
Series K035, Class A2 3.46%, 08/25/23 (a)(f)(m)	450,000	484,188
Series K725, Class A2 3.00%, 01/25/24 (a)	1,300,000	1,392,925
Series K037, Class A2 3.49%, 01/25/24 (a)	600,000	652,259
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K727, Class A2 2.95%, 07/25/24 (a)	1,765,000	1,902,029
Series K728, Class A2 3.06%, 08/25/24 (a)(f)(m)	3,700,000	4,004,703
Series K040, Class A2 3.24%, 09/25/24 (a)	750,000	821,752
Series K045, Class A1 2.49%, 11/25/24 (a)	336,210	344,501
Series K042, Class A2 2.67%, 12/25/24 (a)	100,000	107,807
Series K043, Class A2 3.06%, 12/25/24 (a)	750,000	823,332
Series K044, Class A2 2.81%, 01/25/25 (a)	1,015,000	1,101,879
Series K045, Class A2 3.02%, 01/25/25 (a)	400,000	437,817
Series K053, Class A1 2.55%, 02/25/25 (a)	465,009	484,498
Series K731, Class A2 3.60%, 02/25/25 (a)(f)(m)	300,000	332,266
Series K046, Class A2 3.21%, 03/25/25 (a)	920,000	1,020,443
Series KS03, Class A4 3.16%, 05/25/25 (a)(f)(m)	250,000	274,551
Series K048, Class A2 3.28%, 06/25/25 (a)(f)(m)	838,000	935,070
Series K733, Class A2 3.75%, 08/25/25 (a)(f)(m)	1,500,000	1,696,929
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	1,050,068
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	330,544
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	820,283
Series K735, Class A2 2.86%, 05/25/26 (a)	100,000	110,537
Series K058, Class A2 2.65%, 08/25/26 (a)	750,000	828,762
Series K061, Class A2 3.35%, 11/25/26 (a)(f)(m)	520,000	592,607
Series K062, Class A2 3.41%, 12/25/26 (a)	257,767	296,686
Series K067, Class A1 2.90%, 03/25/27 (a)	1,477,599	1,595,294
Series K064, Class A2 3.22%, 03/25/27 (a)	107,000	122,203
Series K071, Class A2 3.29%, 11/25/27 (a)	4,768,000	5,501,617
Series K070, Class A2, VRN 3.30%, 11/25/27 (a)(f)(m)	308,000	354,951
Series K072, Class A2 3.44%, 12/25/27 (a)	1,500,000	1,742,719
Series K074, Class A2 3.60%, 01/25/28 (a)	8,175,000	9,585,457
Series K078, Class A2 3.85%, 06/25/28 (a)	1,183,000	1,410,188
Series K083, Class A2 4.05%, 09/25/28 (a)(f)(m)	2,100,000	2,544,730
Series K085, Class A2 4.06%, 10/25/28 (a)(f)(m)	900,000	1,088,174
Series K087, Class A2 3.77%, 12/25/28 (a)	2,560,000	3,056,410
Series K088, Class A2 3.69%, 01/25/29 (a)	600,000	715,071
Series K100, Class A2 2.67%, 09/25/29 (a)	800,000	899,226

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K103, Class A2 2.65%, 11/25/29 (a)	2,200,000	2,470,730
Series K-1511, Class A2 3.47%, 03/25/31 (a)	500,000	599,633
Series K-1512, Class A2 2.99%, 05/25/31 (a)	1,425,000	1,674,633
Series K154, Class A2 3.42%, 04/25/32 (a)	1,760,000	2,085,999
Series K155, Class A3 3.75%, 04/25/33 (a)	835,000	1,028,610
Series K157, Class A2 3.99%, 05/25/33 (a)	1,700,000	2,104,802
GS Mortgage Securities Trust
Series 2013-GC13, Class A5 4.19%, 07/10/46 (a)(f)(n)	649,000	702,861
Series 2013-GC14, Class A5 4.24%, 08/10/46 (a)	700,000	758,508
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	408,583
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6, Class A3 3.51%, 05/15/45 (a)	274,558	284,371
Series 2012-CBX, Class A4 3.48%, 06/15/45 (a)	394,802	403,426
Series 2014-C20, Class A4A1 3.54%, 07/15/47 (a)	800,000	855,260
Series 2015-JP1, Class A4 3.65%, 01/15/49 (a)	600,000	671,796
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29, Class A4 3.61%, 05/15/48 (a)	1,000,000	1,107,088
Series 2015-C28, Class A4 3.23%, 10/15/48 (a)	2,000,000	2,175,284
Series 2015-C33, Class A4 3.77%, 12/15/48 (a)	1,150,000	1,297,084
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4 3.18%, 08/15/45 (a)	430,000	444,413
Series 2013-C10, Class A4 4.08%, 07/15/46 (a)(f)(n)	180,000	193,902
Series 2013-C11, Class A4 4.15%, 08/15/46 (a)(f)(m)	1,000,000	1,082,398
Series 2014-C16, Class A5 3.89%, 06/15/47 (a)	270,000	294,915
Series 2015-C24, Class ASB 3.48%, 05/15/48 (a)	968,558	1,029,511
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	83,149
Morgan Stanley Capital I Trust
Series 2012-C4, Class A4 3.24%, 03/15/45 (a)	300,000	306,654
Series 2015-UBS8, Class A4 3.81%, 12/15/48 (a)	400,000	448,853
Series 2017-HR2, Class A4 3.59%, 12/15/50 (a)	1,300,000	1,475,736
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	1,550,000	1,745,422
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	1,000,000	1,131,969
Series 2019-C18, Class A4 3.04%, 12/15/52 (a)	500,000	559,589
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5 2.85%, 12/10/45 (a)	500,000	518,977
Series 2013-C5, Class A4 3.18%, 03/10/46 (a)	1,850,000	1,934,124
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4 4.22%, 07/15/46 (a)(f)(n)	640,000	690,262
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,091,437	1,177,238
Series 2015-C31, Class A3 3.43%, 11/15/48 (a)	1,451,516	1,594,045
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,689,448
Series 2016-NXS6, Class A4 2.92%, 11/15/49 (a)	150,000	163,387
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	840,498	883,733
Series 2017-C40, Class A4 3.58%, 10/15/50 (a)	1,551,000	1,767,738
Series 2017-C41, Class A4 3.47%, 11/15/50 (a)	2,000,000	2,257,296
Series 2017-C42, Class A4 3.59%, 12/15/50 (a)	2,400,000	2,742,566
Series 2018-C44, Class A5 4.21%, 05/15/51 (a)	1,500,000	1,766,911
Series 2019-C50, Class A5 3.73%, 05/15/52 (a)	1,000,000	1,159,572
Series 2015-C30, Class A4 3.66%, 09/15/58 (a)	723,000	806,063
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	1,375,000	1,492,980
Series 2016-NXS5, Class A6 3.64%, 01/15/59 (a)	2,000,000	2,242,588
Wells Fargo Commercial Mortgage Trust 2015-NXS4
Series 2015-NXS4, Class A4
3.72%, 12/15/48 (a)	2,000,000	2,243,212
Wells Fargo Commercial Mortgage Trust 2016-C32
Series 2016-C32, Class A4
3.56%, 01/15/59 (a)	500,000	556,946
Wells Fargo Commercial Mortgage Trust 2019-C53
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	4,488,353
Wells Fargo Commercial Mortgage Trust 2019-C54
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	904,536
WFRBS Commercial Mortgage Trust
Series 2012-C7, Class A1 2.30%, 06/15/45 (a)	7,934	7,941
Series 2013-C14, Class A5 3.34%, 06/15/46 (a)	547,687	578,444
Series 2013-C15, Class A4 4.15%, 08/15/46 (a)(f)(n)	520,000	562,747
Series 2014-C19, Class A4 3.83%, 03/15/47 (a)	100,000	107,628
Series 2013-C12, Class A4 3.20%, 03/15/48 (a)	881,000	923,762
		183,625,720

Mortgage-Backed Securities Pass-Through 26.7%
Fannie Mae
4.00%, 02/01/24 to 05/01/50 (a)	147,594,656	160,190,136
5.50%, 06/01/24 to 11/01/48 (a)	8,140,224	9,480,488
4.50%, 12/01/24 to 07/01/50 (a)	61,904,536	68,464,829
3.50%, 08/01/25 to 08/01/50 (a)	209,067,737	224,173,901

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 12/01/25 to 09/01/50 (a)	249,712,529	263,934,776
2.50%, 07/01/27 to 10/01/50 (a)	156,917,738	164,628,704
2.00%, 04/01/28 to 10/01/50 (a)	72,097,967	74,839,871
6.00%, 12/01/32 to 07/01/41 (a)	3,881,944	4,578,015
5.00%, 09/01/33 to 11/01/49 (a)	17,619,657	19,827,722
6.50%, 08/01/34 to 05/01/40 (a)	821,615	976,804
1.50%, 09/01/35 to 09/01/50 (a)	1,796,219	1,836,056
Freddie Mac
2.00%, 08/01/23 to 10/01/50 (a)	45,614,332	47,259,618
4.00%, 03/01/24 to 07/01/50 (a)	78,569,211	85,101,562
5.50%, 05/01/24 to 08/01/41 (a)	3,992,529	4,650,158
3.50%, 12/01/25 to 06/01/50 (a)	127,108,857	135,941,432
3.00%, 08/01/26 to 09/01/50 (a)	159,662,415	168,639,126
2.50%, 04/01/27 to 10/01/50 (a)	113,327,410	118,847,728
6.00%, 09/01/32 to 07/01/40 (a)	2,688,698	3,177,874
5.00%, 11/01/33 to 12/01/49 (a)	10,505,334	11,895,897
6.50%, 12/01/33 to 09/01/39 (a)	295,912	357,378
4.50%, 05/01/34 to 08/01/49 (a)	28,717,707	31,811,414
1.50%, 08/01/35 to 09/01/50 (a)	2,081,131	2,127,685
Ginnie Mae
3.00%, 01/20/27 to 08/20/50 (a)	163,780,438	172,913,150
2.50%, 03/20/27 to 09/20/50 (a)	64,862,555	68,195,303
3.50%, 09/20/32 to 07/20/50 (a)	156,481,679	167,518,393
6.00%, 10/20/32 to 01/20/45 (a)	1,269,608	1,468,457
5.50%, 02/20/33 to 03/20/49 (a)	2,520,070	2,839,118
5.00%, 03/20/33 to 07/20/49 (a)	13,080,471	14,621,559
4.50%, 01/20/39 to 02/20/50 (a)	35,224,269	38,706,458
4.00%, 06/15/39 to 02/20/50 (a)	76,590,489	82,692,866
2.00%, 07/20/50 to 09/20/50 (a)	4,191,520	4,358,748
Ginnie Mae TBA
2.50%, 10/01/50 (a)(e)	1,500,000	1,574,735
3.00%, 10/01/50 (a)(e)	12,000,000	12,563,604
Government National Mortgage Association
2.50%, 09/20/35 (a)	114,972	120,990
UMBS TBA
2.00%, 10/01/35 to 10/01/50 (a)(e)	2,500,000	2,592,976
2.50%, 10/01/35 to 10/01/50 (a)(e)	17,500,000	18,325,776
3.00%, 10/01/35 to 10/01/50 (a)(e)	26,500,000	27,784,041
3.50%, 10/01/35 (a)(e)	5,000,000	5,291,377
		2,224,308,725
Total Securitized
(Cost $2,367,771,446)		2,437,366,715
Security	Number of Shares	Value ($)
Other Investment Companies 3.1% of net assets

Money Market Fund 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (o)	261,000,474	261,000,474

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.05% (o)	819,375	819,375
Total Other Investment Companies
(Cost $261,819,849)		261,819,849
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $61,888,142 or 0.7% of net assets.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	All or a portion of this security is on loan. Securities on loan were valued at $795,157.
(i)	All or a portion of this security is held as collateral for delayed-delivery securities.
(j)	Guaranteed by the Republic of Germany.
(k)	Zero Coupon Bond.
(l)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(n)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(o)	The rate shown is the 7-day yield.

GO –	General obligation
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
UMBS –	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended September 30, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 9/30/20	Face amount at 9/30/20	Interest Income Earned
Charles Schwab Corp., 3.25%, 05/21/21	$203,859	$49,603	($256,219)	$3,021	($264)	$—	—	$3,097
Charles Schwab Corp., 2.65%, 01/25/23	—	203,798	—	—	6,152	209,950	200,000	3,636
Charles Schwab Corp., 3.55%, 02/01/24	—	158,779	—	—	5,382	164,161	150,000	3,506
Charles Schwab Corp., 4.20%, 03/24/25	—	279,955	—	—	7,428	287,383	250,000	4,287
Charles Schwab Corp., 3.85%, 05/21/25	—	134,317	—	—	7,652	141,969	125,000	3,516
Charles Schwab Corp., 3.20%, 01/25/28	476,293	(2,172)	—	—	34,541	508,662	450,000	10,800
Charles Schwab Corp., 4.00%, 02/01/29	—	281,419	—	—	19,802	301,221	250,000	6,667
Charles Schwab Corp., 3.25%, 05/22/29	—	211,165	—	—	18,933	230,098	200,000	4,622
Charles Schwab Corp., 4.63%, 03/22/30	—	285,769	—	—	31,297	317,066	250,000	5,338
Total	$680,152	$1,602,633	($256,219)	$3,021	$130,923	$2,160,510		$45,469
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$2,275,643,958	$—	$2,275,643,958
Treasuries	—	3,047,063,602	—	3,047,063,602
Government Related[1]	—	521,235,622	—	521,235,622
Securitized[1]	—	2,437,366,715	—	2,437,366,715
Other Investment Companies[1]	261,819,849	—	—	261,819,849
Total	$261,819,849	$8,281,309,897	$—	$8,543,129,746
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 97.1% of net assets

Financial Institutions 41.1%
Banking 32.5%
Ally Financial, Inc.
4.13%, 02/13/22	200,000	207,657
3.05%, 06/05/23 (a)	50,000	51,982
3.88%, 05/21/24 (a)	50,000	53,389
5.13%, 09/30/24	20,000	22,319
4.63%, 03/30/25	50,000	55,177
American Express Co.
3.70%, 11/05/21 (a)	40,000	41,342
2.75%, 05/20/22 (a)	100,000	103,484
2.50%, 08/01/22 (a)	85,000	87,983
2.65%, 12/02/22	40,000	41,912
3.40%, 02/27/23 (a)	100,000	106,504
3.70%, 08/03/23 (a)	325,000	352,493
3.40%, 02/22/24 (a)	25,000	27,161
2.50%, 07/30/24 (a)	35,000	37,234
3.00%, 10/30/24 (a)	40,000	43,433
Banco Bilbao Vizcaya Argentaria S.A.
1.13%, 09/18/25	200,000	198,821
Banco Santander S.A.
3.50%, 04/11/22	200,000	207,549
2.75%, 05/28/25	200,000	210,131
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	200,438
Bank of America Corp.
2.50%, 10/21/22 (a)	100,000	102,160
3.30%, 01/11/23	475,000	504,281
3.12%, 01/20/23 (a)(b)	150,000	154,810
2.88%, 04/24/23 (a)(b)	25,000	25,856
4.10%, 07/24/23	310,000	339,983
3.00%, 12/20/23 (a)(b)	130,000	136,544
4.13%, 01/22/24	50,000	55,398
3.55%, 03/05/24 (a)(b)	175,000	186,491
4.00%, 04/01/24	50,000	55,435
1.49%, 05/19/24 (a)(b)	150,000	152,690
3.86%, 07/23/24 (a)(b)	100,000	108,380
4.20%, 08/26/24	50,000	55,709
4.00%, 01/22/25	125,000	139,317
3.46%, 03/15/25 (a)(b)	135,000	146,501
3.95%, 04/21/25	300,000	333,649
0.98%, 09/25/25 (a)(b)	100,000	100,051
3.09%, 10/01/25 (a)(b)	75,000	80,926
2.46%, 10/22/25 (a)(b)	50,000	52,788
3.37%, 01/23/26 (a)(b)	45,000	49,229
2.02%, 02/13/26 (a)(b)	55,000	57,082
1.32%, 06/19/26 (a)(b)	200,000	201,392
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Montreal
2.90%, 03/26/22	100,000	103,802
3.30%, 02/05/24	250,000	271,175
2.50%, 06/28/24	80,000	85,201
1.85%, 05/01/25	25,000	26,087
4.34%, 10/05/28 (a)(b)	25,000	26,946
Bank of New York Mellon Corp.
1.95%, 08/23/22	300,000	309,393
2.95%, 01/29/23 (a)	250,000	263,524
2.66%, 05/16/23 (a)(b)	100,000	103,527
2.10%, 10/24/24	25,000	26,469
3.00%, 02/24/25 (a)	45,000	49,370
1.60%, 04/24/25 (a)	100,000	104,035
Bank of Nova Scotia
2.38%, 01/18/23	100,000	104,239
1.63%, 05/01/23	200,000	205,405
3.40%, 02/11/24	125,000	135,904
2.20%, 02/03/25	30,000	31,693
1.30%, 06/11/25	100,000	102,029
Barclays PLC
4.61%, 02/15/23 (a)(b)	300,000	313,914
3.65%, 03/16/25	225,000	243,197
2.85%, 05/07/26 (a)(b)	200,000	207,911
BNP Paribas S.A.
3.25%, 03/03/23	100,000	106,770
BPCE S.A.
4.00%, 04/15/24	250,000	277,574
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	200,000	207,869
3.10%, 04/02/24	85,000	91,819
2.25%, 01/28/25	25,000	26,370
Capital One Financial Corp.
3.20%, 01/30/23 (a)	165,000	174,323
2.60%, 05/11/23 (a)	100,000	104,642
3.90%, 01/29/24 (a)	300,000	326,908
3.30%, 10/30/24 (a)	100,000	108,412
3.20%, 02/05/25 (a)	20,000	21,632
4.25%, 04/30/25 (a)	50,000	56,674
Citibank NA
3.65%, 01/23/24 (a)	250,000	274,149
Citigroup, Inc.
2.90%, 12/08/21 (a)	50,000	51,391
4.50%, 01/14/22	100,000	105,158
4.05%, 07/30/22	100,000	106,210
2.70%, 10/27/22 (a)	150,000	156,401
3.14%, 01/24/23 (a)(b)	100,000	103,215
3.50%, 05/15/23	125,000	133,417
2.88%, 07/24/23 (a)(b)	200,000	207,671
4.04%, 06/01/24 (a)(b)	75,000	81,196
3.75%, 06/16/24	40,000	44,133

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 08/05/24	120,000	131,993
3.88%, 03/26/25	25,000	27,676
3.35%, 04/24/25 (a)(b)	75,000	80,957
3.30%, 04/27/25	100,000	110,145
5.50%, 09/13/25	200,000	236,887
3.11%, 04/08/26 (a)(b)	350,000	378,450
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	258,436
Comerica, Inc.
3.70%, 07/31/23 (a)	25,000	27,083
Cooperatieve Rabobank UA
3.88%, 02/08/22	300,000	314,319
3.95%, 11/09/22	250,000	266,079
Credit Suisse AG
3.00%, 10/29/21	250,000	257,131
2.80%, 04/08/22	250,000	259,032
1.00%, 05/05/23	250,000	252,699
2.95%, 04/09/25	250,000	273,025
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	250,000	264,739
Deutsche Bank AG
4.25%, 10/14/21	100,000	102,859
3.95%, 02/27/23	250,000	262,852
3.70%, 05/30/24	100,000	105,318
3.70%, 05/30/24	50,000	52,920
Discover Bank
2.45%, 09/12/24 (a)	250,000	263,946
Discover Financial Services
5.20%, 04/27/22	65,000	69,371
3.85%, 11/21/22	50,000	53,222
3.95%, 11/06/24 (a)	25,000	27,534
Fifth Third Bancorp
2.60%, 06/15/22 (a)	50,000	51,686
1.63%, 05/05/23 (a)	25,000	25,654
4.30%, 01/16/24 (a)	50,000	55,290
3.65%, 01/25/24 (a)	50,000	54,568
2.38%, 01/28/25 (a)	70,000	74,195
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	25,000	24,748
First Horizon National Corp.
3.55%, 05/26/23 (a)	100,000	105,261
4.00%, 05/26/25 (a)	50,000	54,422
Goldman Sachs Group, Inc.
2.35%, 11/15/21 (a)	300,000	300,697
5.75%, 01/24/22	100,000	106,840
2.88%, 10/31/22 (a)(b)	75,000	76,819
3.63%, 01/22/23	100,000	106,829
3.20%, 02/23/23 (a)	100,000	105,930
2.91%, 06/05/23 (a)(b)	375,000	388,532
3.63%, 02/20/24 (a)	90,000	97,857
4.00%, 03/03/24	125,000	137,796
3.85%, 07/08/24 (a)	75,000	82,239
3.50%, 01/23/25 (a)	50,000	54,796
3.50%, 04/01/25 (a)	500,000	551,490
3.75%, 05/22/25 (a)	100,000	111,204
HSBC Holdings PLC
4.88%, 01/14/22	100,000	105,333
3.26%, 03/13/23 (a)(b)	250,000	258,614
4.25%, 03/14/24	200,000	214,527
3.95%, 05/18/24 (a)(b)	470,000	503,201
2.10%, 06/04/26 (a)(b)	200,000	202,915
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	100,000	102,242
2.63%, 08/06/24 (a)	125,000	133,276
4.00%, 05/15/25 (a)	100,000	113,977
Security Rate, Maturity Date	Face Amount ($)	Value ($)
ING Groep N.V.
3.15%, 03/29/22	200,000	207,558
JPMorgan Chase & Co.
4.50%, 01/24/22	75,000	79,039
3.25%, 09/23/22	50,000	52,870
2.97%, 01/15/23 (a)	250,000	258,117
3.20%, 01/25/23	125,000	132,823
2.78%, 04/25/23 (a)(b)	50,000	51,742
3.38%, 05/01/23	50,000	53,269
2.70%, 05/18/23 (a)	100,000	105,539
3.63%, 05/13/24	150,000	165,517
1.51%, 06/01/24 (a)(b)	150,000	153,162
3.80%, 07/23/24 (a)(b)	165,000	178,921
3.88%, 09/10/24	400,000	443,540
4.02%, 12/05/24 (a)(b)	350,000	384,820
3.13%, 01/23/25 (a)	200,000	218,146
3.90%, 07/15/25 (a)	100,000	113,190
2.30%, 10/15/25 (a)(b)	55,000	57,923
2.08%, 04/22/26 (a)(b)	300,000	313,311
KeyBank NA
2.30%, 09/14/22	250,000	259,460
Lloyds Banking Group PLC
3.00%, 01/11/22	200,000	205,892
4.05%, 08/16/23	200,000	216,791
2.91%, 11/07/23 (a)(b)	500,000	519,007
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	258,320
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	100,000	103,351
2.62%, 07/18/22	225,000	233,191
3.76%, 07/26/23	200,000	216,740
2.53%, 09/13/23	200,000	210,426
3.41%, 03/07/24	200,000	216,526
2.19%, 02/25/25	200,000	209,598
Mizuho Financial Group, Inc.
2.95%, 02/28/22	200,000	206,889
3.55%, 03/05/23	200,000	213,455
2.84%, 07/16/25 (a)(b)	200,000	212,304
Morgan Stanley
2.63%, 11/17/21	400,000	410,086
2.75%, 05/19/22	100,000	103,657
4.88%, 11/01/22	150,000	162,533
3.13%, 01/23/23	50,000	52,850
3.75%, 02/25/23	90,000	96,641
4.10%, 05/22/23	100,000	108,261
3.74%, 04/24/24 (a)(b)	75,000	80,623
3.88%, 04/29/24	200,000	220,871
3.70%, 10/23/24	175,000	194,293
2.72%, 07/22/25 (a)(b)	85,000	90,440
4.00%, 07/23/25	100,000	113,318
2.19%, 04/28/26 (a)(b)	300,000	314,139
National Australia Bank Ltd.
2.88%, 04/12/23	250,000	265,095
Natwest Group PLC
6.13%, 12/15/22	100,000	109,298
3.50%, 05/15/23 (a)(b)	200,000	207,208
3.88%, 09/12/23	200,000	214,624
5.13%, 05/28/24	200,000	219,051
3.75%, 11/01/29 (a)(b)	200,000	206,967
People's United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	105,686
PNC Bank NA
2.70%, 11/01/22 (a)	250,000	261,370
PNC Financial Services Group, Inc.
2.85%, 11/09/22	250,000	262,619
3.50%, 01/23/24 (a)	75,000	81,812

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 04/29/24 (a)	40,000	44,226
2.20%, 11/01/24 (a)	100,000	106,030
Regions Financial Corp.
3.80%, 08/14/23 (a)	50,000	54,299
2.25%, 05/18/25 (a)	100,000	105,634
Royal Bank of Canada
2.80%, 04/29/22	50,000	51,924
1.60%, 04/17/23	300,000	308,125
3.70%, 10/05/23	70,000	76,481
2.55%, 07/16/24	70,000	74,890
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	75,000	77,787
3.40%, 01/18/23 (a)	150,000	157,241
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)(b)	200,000	209,053
4.80%, 11/15/24 (a)(b)	200,000	220,717
Santander UK PLC
4.00%, 03/13/24	200,000	220,941
State Street Corp.
2.65%, 05/15/23 (a)(b)	13,000	13,466
3.10%, 05/15/23	20,000	21,364
3.78%, 12/03/24 (a)(b)	200,000	219,305
2.35%, 11/01/25 (a)(b)	25,000	26,518
2.90%, 03/30/26 (a)(b)(c)	25,000	27,195
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	325,000	337,623
3.10%, 01/17/23	100,000	105,622
2.35%, 01/15/25	200,000	210,787
1.47%, 07/08/25	200,000	203,808
SVB Financial Group
3.50%, 01/29/25	50,000	54,115
Synchrony Financial
2.85%, 07/25/22 (a)	225,000	231,723
4.38%, 03/19/24 (a)	50,000	54,223
Toronto-Dominion Bank
3.50%, 07/19/23	75,000	81,500
3.25%, 03/11/24	50,000	54,342
2.65%, 06/12/24	250,000	267,757
0.75%, 09/11/25	75,000	74,847
Truist Bank
1.25%, 03/09/23 (a)	250,000	254,519
3.69%, 08/02/24 (a)(b)	50,000	54,367
1.50%, 03/10/25 (a)	250,000	257,897
Truist Financial Corp.
2.70%, 01/27/22 (a)	300,000	308,823
3.95%, 03/22/22 (a)	50,000	52,374
3.75%, 12/06/23 (a)	65,000	71,268
2.50%, 08/01/24 (a)	125,000	133,267
3.70%, 06/05/25 (a)	50,000	56,712
US Bancorp
3.70%, 01/30/24 (a)	30,000	33,043
3.38%, 02/05/24 (a)	255,000	277,807
1.45%, 05/12/25 (a)	200,000	206,913
US Bank NA
1.80%, 01/21/22 (a)	250,000	254,596
Wells Fargo & Co.
3.50%, 03/08/22 (d)	625,000	652,353
2.63%, 07/22/22	300,000	311,244
3.07%, 01/24/23 (a)	110,000	113,486
3.45%, 02/13/23	180,000	191,014
4.13%, 08/15/23	25,000	27,311
1.65%, 06/02/24 (a)(b)	100,000	101,920
3.30%, 09/09/24	100,000	108,978
3.00%, 02/19/25	250,000	270,384
2.41%, 10/30/25 (a)(b)	120,000	125,810
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.16%, 02/11/26 (a)(b)	115,000	119,481
2.19%, 04/30/26 (a)(b)	200,000	208,596
Westpac Banking Corp.
2.80%, 01/11/22	75,000	77,420
2.00%, 01/13/23	30,000	31,048
3.65%, 05/15/23	118,000	127,813
3.30%, 02/26/24	200,000	217,349
2.35%, 02/19/25	125,000	133,434
2.89%, 02/04/30 (a)(b)	150,000	155,083
		37,603,779
Brokerage/Asset Managers/Exchanges 1.1%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	50,000	55,050
Ameriprise Financial, Inc.
3.00%, 03/22/22	50,000	51,889
4.00%, 10/15/23	50,000	55,246
BGC Partners, Inc.
5.38%, 07/24/23	50,000	53,013
BlackRock, Inc.
3.50%, 03/18/24	60,000	66,154
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	165,000	184,839
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	25,000	27,573
Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	25,000	26,244
3.55%, 02/01/24 (a)(e)	10,000	10,944
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	20,000	20,851
Franklin Resources, Inc.
2.85%, 03/30/25	50,000	54,685
Intercontinental Exchange, Inc.
0.70%, 06/15/23	50,000	50,174
3.45%, 09/21/23 (a)	50,000	54,096
Invesco Finance PLC
3.13%, 11/30/22	50,000	52,777
4.00%, 01/30/24	25,000	27,356
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	45,000	49,573
Lazard Group LLC
3.75%, 02/13/25	50,000	54,509
Nasdaq, Inc.
4.25%, 06/01/24 (a)	25,000	27,937
Nomura Holdings, Inc.
1.85%, 07/16/25	200,000	203,666
Stifel Financial Corp.
4.25%, 07/18/24	15,000	16,845
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	100,000	103,369
3.75%, 04/01/24 (a)	30,000	33,176
3.63%, 04/01/25 (a)	50,000	56,099
		1,336,065
Finance Companies 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	250,000	251,144
4.88%, 01/16/24 (a)	150,000	155,011
3.50%, 01/15/25 (a)	150,000	146,304
Air Lease Corp.
3.50%, 01/15/22	50,000	51,365
2.75%, 01/15/23 (a)	150,000	152,302
3.00%, 09/15/23 (a)	55,000	56,066

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.30%, 02/01/25 (a)	25,000	24,593
3.38%, 07/01/25 (a)	100,000	102,427
Aircastle Ltd.
4.40%, 09/25/23 (a)	75,000	74,309
4.13%, 05/01/24 (a)	50,000	49,324
Ares Capital Corp.
3.63%, 01/19/22 (a)	10,000	10,284
3.50%, 02/10/23 (a)	135,000	138,810
4.20%, 06/10/24 (a)	10,000	10,408
4.25%, 03/01/25 (a)	20,000	20,739
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	25,000	25,367
4.63%, 07/15/24 (a)	25,000	25,326
4.13%, 02/01/25 (a)	60,000	59,505
GATX Corp.
4.35%, 02/15/24 (a)	25,000	27,501
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	50,000	53,617
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	35,000	36,697
International Lease Finance Corp.
5.88%, 08/15/22	45,000	48,216
Main Street Capital Corp.
5.20%, 05/01/24	50,000	52,570
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	60,000	60,113
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	25,000	26,057
4.00%, 03/30/25 (a)	30,000	30,302
3.75%, 07/22/25 (a)	25,000	24,940
Sixth Street Specialty Lending, Inc.
3.88%, 11/01/24 (a)	20,000	20,395
		1,733,692
Financial Other 0.1%
ORIX Corp.
2.90%, 07/18/22	75,000	77,862
4.05%, 01/16/24	25,000	27,424
3.25%, 12/04/24	50,000	54,393
Insurance 3.2%
Aetna, Inc.
2.75%, 11/15/22 (a)	25,000	26,010
3.50%, 11/15/24 (a)	50,000	55,039
Aflac, Inc.
3.63%, 06/15/23	25,000	27,096
3.63%, 11/15/24	25,000	27,968
3.25%, 03/17/25	50,000	55,372
Allstate Corp.
3.15%, 06/15/23	85,000	91,551
American International Group, Inc.
4.88%, 06/01/22	46,000	49,303
4.13%, 02/15/24	50,000	55,414
2.50%, 06/30/25 (a)	50,000	53,422
Anthem, Inc.
3.30%, 01/15/23	250,000	265,114
3.50%, 08/15/24 (a)	50,000	54,807
2.38%, 01/15/25 (a)	125,000	132,771
Aon Corp.
2.20%, 11/15/22	200,000	207,133
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	50,000	56,396
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	25,000	26,085
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway, Inc.
3.00%, 02/11/23	50,000	53,065
2.75%, 03/15/23 (a)	125,000	131,719
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	20,000	22,084
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	50,000	52,383
2.70%, 03/13/23	50,000	52,614
3.35%, 05/15/24	25,000	27,441
3.15%, 03/15/25	50,000	55,263
CNA Financial Corp.
3.95%, 05/15/24 (a)	25,000	27,706
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	50,000	57,399
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	25,000	26,864
Humana, Inc.
3.15%, 12/01/22 (a)	25,000	26,254
3.85%, 10/01/24 (a)	25,000	27,639
4.50%, 04/01/25 (a)	100,000	115,012
Kemper Corp.
4.35%, 02/15/25 (a)	20,000	21,977
Lincoln National Corp.
4.20%, 03/15/22	35,000	36,853
Markel Corp.
4.90%, 07/01/22	10,000	10,711
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	15,000	15,914
3.88%, 03/15/24 (a)	35,000	38,824
3.50%, 06/03/24 (a)	30,000	32,850
3.50%, 03/10/25 (a)	200,000	221,415
MetLife, Inc.
3.05%, 12/15/22	20,000	21,206
4.37%, 09/15/23	25,000	27,847
3.60%, 04/10/24	25,000	27,650
3.00%, 03/01/25	50,000	55,315
Old Republic International Corp.
4.88%, 10/01/24 (a)	25,000	28,396
Principal Financial Group, Inc.
3.13%, 05/15/23	50,000	53,377
3.40%, 05/15/25 (a)	50,000	55,454
Prudential Financial, Inc.
4.50%, 11/16/21 (d)	25,000	26,158
5.88%, 09/15/42 (a)(b)	75,000	79,583
5.63%, 06/15/43 (a)(b)	80,000	85,367
5.20%, 03/15/44 (a)(b)	100,000	105,762
RenaissanceRe Finance, Inc.
3.70%, 04/01/25 (a)	20,000	21,715
UnitedHealth Group, Inc.
3.35%, 07/15/22	300,000	316,267
2.38%, 10/15/22	50,000	52,052
2.75%, 02/15/23 (a)	100,000	104,923
3.50%, 02/15/24	50,000	54,877
Unum Group
4.00%, 03/15/24	50,000	54,155
4.50%, 03/15/25 (a)	75,000	83,382
Voya Financial, Inc.
5.65%, 05/15/53 (a)(b)	70,000	72,478
Willis North America, Inc.
3.60%, 05/15/24 (a)	75,000	81,975
XLIT Ltd.
4.45%, 03/31/25	15,000	16,926
		3,662,333

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
REITs 2.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	100,000	111,424
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	25,000	26,320
Boston Properties LP
3.13%, 09/01/23 (a)	250,000	264,659
3.80%, 02/01/24 (a)	25,000	27,054
3.20%, 01/15/25 (a)	20,000	21,690
Brandywine Operating Partnership LP
3.95%, 02/15/23 (a)	25,000	25,926
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	20,000	21,475
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	20,000	21,084
CubeSmart LP
4.38%, 12/15/23 (a)	10,000	11,001
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	70,000	74,430
Digital Realty Trust LP
2.75%, 02/01/23 (a)	20,000	20,947
Duke Realty LP
3.75%, 12/01/24 (a)	100,000	110,145
ERP Operating LP
4.63%, 12/15/21 (a)	200,000	208,083
Essex Portfolio LP
3.25%, 05/01/23 (a)	25,000	26,336
3.50%, 04/01/25 (a)	15,000	16,520
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	50,000	54,330
Healthpeak Properties, Inc.
3.88%, 08/15/24 (a)	25,000	27,733
3.40%, 02/01/25 (a)	25,000	27,459
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	120,000	124,330
3.88%, 04/01/24 (a)	15,000	15,564
Kilroy Realty LP
3.80%, 01/15/23 (a)	25,000	26,057
Kimco Realty Corp.
3.40%, 11/01/22 (a)	50,000	52,768
2.70%, 03/01/24 (a)	150,000	156,910
3.30%, 02/01/25 (a)	25,000	27,143
Mid-America Apartments LP
4.30%, 10/15/23 (a)	40,000	43,642
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	30,000	32,512
Office Properties Income Trust
4.00%, 07/15/22 (a)	50,000	50,370
4.25%, 05/15/24 (a)	50,000	50,330
4.50%, 02/01/25 (a)	50,000	50,668
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	70,000	75,132
4.50%, 01/15/25 (a)	25,000	26,781
Piedmont Operating Partnership LP
4.45%, 03/15/24 (a)	25,000	26,559
Public Storage
2.37%, 09/15/22 (a)	100,000	103,729
Realty Income Corp.
4.65%, 08/01/23 (a)	50,000	55,331
3.88%, 07/15/24 (a)	100,000	110,618
Sabra Health Care LP
4.80%, 06/01/24 (a)	10,000	10,507
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Simon Property Group LP
2.63%, 06/15/22 (a)	25,000	25,697
2.75%, 02/01/23 (a)	100,000	104,294
2.75%, 06/01/23 (a)	50,000	52,377
2.00%, 09/13/24 (a)	75,000	77,372
3.50%, 09/01/25 (a)	100,000	109,732
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	20,000	20,417
Ventas Realty LP
3.50%, 04/15/24 (a)	150,000	160,519
3.75%, 05/01/24 (a)	35,000	37,477
2.65%, 01/15/25 (a)	10,000	10,469
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	25,000	26,947
Welltower, Inc.
3.75%, 03/15/23 (a)	20,000	21,199
4.50%, 01/15/24 (a)	25,000	27,445
3.63%, 03/15/24 (a)	230,000	249,001
WP Carey, Inc.
4.60%, 04/01/24 (a)	25,000	27,781
		3,086,294
		47,581,842

Industrial 51.1%
Basic Industry 2.0%
Airgas, Inc.
3.65%, 07/15/24 (a)	20,000	22,052
Albemarle Corp.
4.15%, 12/01/24 (a)	20,000	21,852
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	50,000	51,635
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	50,000	53,882
DuPont de Nemours, Inc.
2.17%, 05/01/23	250,000	252,501
4.21%, 11/15/23 (a)	50,000	54,951
Eastman Chemical Co.
3.50%, 12/01/21	75,000	77,407
3.80%, 03/15/25 (a)	125,000	138,092
Ecolab, Inc.
2.38%, 08/10/22 (a)	50,000	51,840
Georgia-Pacific LLC
8.00%, 01/15/24	15,000	18,473
International Flavors & Fragrances, Inc.
3.20%, 05/01/23 (a)	20,000	20,896
Kinross Gold Corp.
5.95%, 03/15/24 (a)	125,000	142,862
Linde, Inc.
2.20%, 08/15/22 (a)	50,000	51,480
2.70%, 02/21/23 (a)	20,000	20,948
2.65%, 02/05/25 (a)	15,000	16,217
LYB International Finance BV
4.00%, 07/15/23	100,000	108,371
LYB International Finance III LLC
2.88%, 05/01/25 (a)	75,000	80,626
Mosaic Co.
3.75%, 11/15/21 (a)	25,000	25,619
3.25%, 11/15/22 (a)	10,000	10,447
4.25%, 11/15/23 (a)	125,000	135,653
NewMarket Corp.
4.10%, 12/15/22	20,000	21,390

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Nucor Corp.
4.00%, 08/01/23 (a)	25,000	27,225
2.00%, 06/01/25 (a)	50,000	52,340
Nutrien Ltd.
3.15%, 10/01/22 (a)	50,000	52,227
1.90%, 05/13/23	100,000	103,283
3.00%, 04/01/25 (a)	100,000	108,343
Packaging Corp. of America
3.65%, 09/15/24 (a)	50,000	54,849
PPG Industries, Inc.
2.40%, 08/15/24 (a)	25,000	26,658
Reliance Steel & Aluminum Co.
4.50%, 04/15/23 (a)	15,000	16,256
1.30%, 08/15/25 (a)	50,000	49,985
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (a)	50,000	56,629
Southern Copper Corp.
3.50%, 11/08/22	25,000	26,301
Steel Dynamics, Inc.
2.40%, 06/15/25 (a)	50,000	52,396
WestRock RKT LLC
4.90%, 03/01/22	177,000	187,861
4.00%, 03/01/23 (a)	35,000	37,425
Weyerhaeuser Co.
4.63%, 09/15/23	100,000	111,095
		2,340,067
Capital Goods 5.4%
3M Co.
2.75%, 03/01/22 (a)	185,000	191,101
1.75%, 02/14/23 (a)	50,000	51,616
3.25%, 02/14/24 (a)	50,000	54,436
2.00%, 02/14/25 (a)	20,000	21,207
2.65%, 04/15/25 (a)	50,000	54,347
ABB Finance USA, Inc.
2.88%, 05/08/22	75,000	77,996
Amphenol Corp.
3.20%, 04/01/24 (a)	25,000	27,023
2.05%, 03/01/25 (a)	50,000	52,547
Boeing Co.
2.13%, 03/01/22 (a)	10,000	10,088
2.80%, 03/01/23 (a)	15,000	15,295
4.51%, 05/01/23 (a)	200,000	210,904
1.88%, 06/15/23 (a)	50,000	49,909
2.80%, 03/01/24 (a)	50,000	51,011
4.88%, 05/01/25 (a)	200,000	217,902
Carlisle Cos., Inc.
3.75%, 11/15/22 (a)	50,000	52,526
3.50%, 12/01/24 (a)	29,000	31,807
Carrier Global Corp.
1.92%, 02/15/23 (a)(c)	10,000	10,293
2.24%, 02/15/25 (a)(c)	55,000	57,375
Caterpillar Financial Services Corp.
1.93%, 10/01/21	10,000	10,172
1.95%, 11/18/22	30,000	31,010
2.55%, 11/29/22	30,000	31,394
2.63%, 03/01/23	100,000	105,173
0.65%, 07/07/23	150,000	150,764
0.45%, 09/14/23	100,000	100,050
3.75%, 11/24/23	20,000	22,040
2.85%, 05/17/24	25,000	27,005
3.30%, 06/09/24	190,000	208,363
2.15%, 11/08/24	75,000	79,737
Caterpillar, Inc.
2.60%, 06/26/22 (a)	20,000	20,665
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CNH Industrial Capital LLC
3.88%, 10/15/21	10,000	10,279
4.38%, 04/05/22	70,000	73,405
1.95%, 07/02/23	75,000	76,389
CNH Industrial NV
4.50%, 08/15/23	75,000	81,543
Deere & Co.
2.75%, 04/15/25 (a)	50,000	54,506
Eaton Corp.
2.75%, 11/02/22	100,000	104,851
Emerson Electric Co.
2.63%, 12/01/21 (a)	20,000	20,508
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	25,000	27,336
General Dynamics Corp.
3.38%, 05/15/23 (a)	50,000	53,762
3.25%, 04/01/25 (a)	100,000	110,944
General Electric Co.
3.15%, 09/07/22	50,000	52,278
3.10%, 01/09/23	65,000	68,275
3.38%, 03/11/24	100,000	107,797
3.45%, 05/15/24 (a)	100,000	107,588
Honeywell International, Inc.
1.85%, 11/01/21 (a)	60,000	60,981
2.15%, 08/08/22 (a)	60,000	61,991
1.35%, 06/01/25 (a)	75,000	77,379
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	20,000	21,945
John Deere Capital Corp.
2.65%, 01/06/22	50,000	51,474
2.75%, 03/15/22	100,000	103,530
2.95%, 04/01/22	15,000	15,592
2.15%, 09/08/22	40,000	41,449
2.80%, 01/27/23	40,000	42,250
2.80%, 03/06/23	200,000	211,736
3.65%, 10/12/23	20,000	21,975
3.45%, 01/10/24	50,000	54,658
2.60%, 03/07/24	30,000	32,081
2.65%, 06/24/24	20,000	21,546
2.05%, 01/09/25	20,000	21,211
L3Harris Technologies, Inc.
3.95%, 05/28/24 (a)	10,000	11,032
Legrand France S.A.
8.50%, 02/15/25	20,000	26,522
Lennox International, Inc.
1.35%, 08/01/25 (a)	150,000	151,241
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	70,000	74,231
2.90%, 03/01/25 (a)	100,000	109,386
Masco Corp.
5.95%, 03/15/22	10,000	10,733
4.45%, 04/01/25 (a)	50,000	57,309
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	50,000	52,118
3.25%, 08/01/23	50,000	53,991
2.93%, 01/15/25 (a)	100,000	108,876
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	150,000	158,016
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	25,000	26,770
Precision Castparts Corp.
2.50%, 01/15/23 (a)	85,000	88,720

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)(c)	50,000	51,569
2.50%, 12/15/22 (a)(c)	125,000	129,702
3.20%, 03/15/24 (a)(c)	75,000	80,692
3.95%, 08/16/25 (a)	100,000	113,857
Republic Services, Inc.
3.55%, 06/01/22 (a)	50,000	52,164
2.50%, 08/15/24 (a)	20,000	21,304
3.20%, 03/15/25 (a)	30,000	32,964
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	25,000	25,653
3.13%, 11/15/22 (a)	75,000	78,621
2.35%, 09/15/24 (a)	50,000	52,934
Stanley Black & Decker, Inc.
3.40%, 12/01/21 (a)	15,000	15,407
2.90%, 11/01/22	75,000	78,830
4.00%, 03/15/60 (a)(b)	25,000	25,994
Textron, Inc.
4.30%, 03/01/24 (a)	10,000	10,936
3.88%, 03/01/25 (a)	150,000	165,760
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	35,000	38,505
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	114,529
Waste Management, Inc.
2.90%, 09/15/22 (a)	10,000	10,422
2.40%, 05/15/23 (a)	30,000	31,362
3.13%, 03/01/25 (a)	100,000	109,794
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	200,000	217,646
WW Grainger, Inc.
1.85%, 02/15/25 (a)	15,000	15,705
		6,216,310
Communications 4.8%
American Tower Corp.
4.70%, 03/15/22	50,000	53,000
3.50%, 01/31/23	50,000	53,190
3.00%, 06/15/23	75,000	79,458
5.00%, 02/15/24	150,000	170,029
3.38%, 05/15/24 (a)	100,000	108,364
2.95%, 01/15/25 (a)	50,000	54,037
AT&T, Inc.
3.00%, 06/30/22 (a)	215,000	223,677
4.05%, 12/15/23	50,000	55,479
3.90%, 03/11/24 (a)	50,000	55,042
4.45%, 04/01/24 (a)	150,000	167,531
3.95%, 01/15/25 (a)	100,000	112,274
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	130,000	139,877
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	75,000	79,461
4.50%, 02/01/24 (a)	235,000	260,646
4.91%, 07/23/25 (a)	100,000	115,534
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22 (d)	20,000	23,827
Comcast Corp.
3.00%, 02/01/24 (a)	50,000	53,912
3.60%, 03/01/24	105,000	115,537
3.70%, 04/15/24 (a)	50,000	55,234
3.38%, 02/15/25 (a)	25,000	27,680
3.10%, 04/01/25 (a)	250,000	275,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Crown Castle International Corp.
5.25%, 01/15/23	50,000	55,042
3.20%, 09/01/24 (a)	50,000	54,068
Discovery Communications LLC
2.95%, 03/20/23 (a)	19,000	20,036
3.80%, 03/13/24 (a)	100,000	109,090
Fox Corp.
3.67%, 01/25/22	150,000	156,455
3.05%, 04/07/25 (a)	120,000	131,117
Interpublic Group of Cos., Inc.
3.75%, 10/01/21	90,000	92,850
Moody's Corp.
4.50%, 09/01/22 (a)	50,000	53,312
4.88%, 02/15/24 (a)	50,000	56,418
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	100,000	104,813
3.65%, 11/01/24 (a)	50,000	55,130
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	20,000	21,141
4.10%, 10/01/23 (a)	50,000	54,924
S&P Global, Inc.
4.00%, 06/15/25 (a)	50,000	57,200
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	275,000	301,799
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	35,000	38,319
Time Warner Entertainment Co. LP
8.38%, 03/15/23	25,000	29,457
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	100,000	111,187
Verizon Communications, Inc.
2.45%, 11/01/22 (a)	55,000	57,120
5.15%, 09/15/23	120,000	136,036
3.50%, 11/01/24 (a)	100,000	110,522
3.38%, 02/15/25	200,000	222,923
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	40,000	43,614
3.88%, 04/01/24 (a)	20,000	21,786
3.70%, 08/15/24 (a)	200,000	219,153
4.75%, 05/15/25 (a)	100,000	114,941
Vodafone Group PLC
2.50%, 09/26/22	50,000	51,892
3.75%, 01/16/24	105,000	114,748
4.13%, 05/30/25	200,000	228,462
Walt Disney Co.
1.65%, 09/01/22	40,000	40,933
1.75%, 08/30/24 (a)	50,000	52,073
3.70%, 09/15/24 (a)	50,000	55,419
3.35%, 03/24/25	150,000	166,747
WPP Finance 2010
3.75%, 09/19/24	70,000	77,052
		5,495,163
Consumer Cyclical 7.3%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	205,420
Amazon.com, Inc.
3.30%, 12/05/21 (a)	25,000	25,762
2.50%, 11/29/22 (a)	200,000	208,588
2.40%, 02/22/23 (a)	75,000	78,634
2.80%, 08/22/24 (a)	25,000	27,096
3.80%, 12/05/24 (a)	50,000	56,318

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
American Honda Finance Corp.
3.38%, 12/10/21	50,000	51,747
2.60%, 11/16/22	50,000	52,250
2.05%, 01/10/23	50,000	51,685
1.95%, 05/10/23	200,000	207,209
0.65%, 09/08/23	50,000	50,027
3.63%, 10/10/23	75,000	81,705
2.40%, 06/27/24	50,000	52,905
2.15%, 09/10/24	30,000	31,575
1.00%, 09/10/25	50,000	50,039
Aptiv Corp.
4.15%, 03/15/24 (a)	70,000	76,966
AutoNation, Inc.
3.50%, 11/15/24 (a)	15,000	15,969
AutoZone, Inc.
3.70%, 04/15/22 (a)	50,000	52,112
3.25%, 04/15/25 (a)	15,000	16,484
3.63%, 04/15/25 (a)	90,000	100,612
Booking Holdings, Inc.
4.10%, 04/13/25 (a)	135,000	152,124
BorgWarner, Inc.
3.38%, 03/15/25 (a)	60,000	64,914
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	50,000	51,584
2.75%, 05/18/24 (a)	30,000	32,423
Cummins, Inc.
3.65%, 10/01/23 (a)	15,000	16,327
Dollar General Corp.
3.25%, 04/15/23 (a)	25,000	26,539
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	120,000	128,939
DR Horton, Inc.
4.38%, 09/15/22 (a)	35,000	37,086
5.75%, 08/15/23 (a)	15,000	16,899
2.60%, 10/15/25 (a)	15,000	16,088
eBay, Inc.
2.75%, 01/30/23 (a)	50,000	52,437
3.45%, 08/01/24 (a)	20,000	21,909
1.90%, 03/11/25 (a)	100,000	104,310
Expedia Group, Inc.
3.60%, 12/15/23 (a)	50,000	51,135
4.50%, 08/15/24 (a)	20,000	21,313
General Motors Co.
4.88%, 10/02/23	25,000	27,210
5.40%, 10/02/23	125,000	137,906
4.00%, 04/01/25	30,000	32,287
General Motors Financial Co., Inc.
4.38%, 09/25/21	60,000	61,912
4.20%, 11/06/21	80,000	82,577
3.45%, 04/10/22 (a)	50,000	51,368
3.55%, 07/08/22	100,000	103,378
5.20%, 03/20/23	50,000	54,274
3.70%, 05/09/23 (a)	100,000	104,770
4.25%, 05/15/23	100,000	106,387
1.70%, 08/18/23	100,000	100,306
5.10%, 01/17/24 (a)	50,000	54,671
3.95%, 04/13/24 (a)	70,000	74,248
4.00%, 01/15/25 (a)	200,000	213,933
4.35%, 04/09/25 (a)	200,000	217,800
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	20,000	21,330
3.35%, 09/01/24 (a)	15,000	15,231
5.25%, 06/01/25 (a)	75,000	81,653
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Home Depot, Inc.
2.63%, 06/01/22 (a)	30,000	31,127
2.70%, 04/01/23 (a)	65,000	68,446
3.75%, 02/15/24 (a)	40,000	44,117
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	50,000	51,301
5.38%, 04/23/25 (a)	15,000	16,240
IHS Markit Ltd.
4.13%, 08/01/23 (a)	50,000	54,364
3.63%, 05/01/24 (a)	25,000	27,062
Kohl's Corp.
3.25%, 02/01/23 (a)	50,000	50,084
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	100,000	101,172
Lowe's Cos., Inc.
3.13%, 09/15/24 (a)	125,000	136,147
4.00%, 04/15/25 (a)	25,000	28,443
Magna International, Inc.
3.63%, 06/15/24 (a)	25,000	27,520
Marriott International, Inc.
3.13%, 10/15/21 (a)	75,000	76,154
2.30%, 01/15/22 (a)	50,000	50,435
3.60%, 04/15/24 (a)	15,000	15,536
5.75%, 05/01/25 (a)	100,000	111,509
Mastercard, Inc.
2.00%, 11/21/21 (a)	50,000	50,932
3.38%, 04/01/24	25,000	27,531
2.00%, 03/03/25 (a)	50,000	53,463
McDonald's Corp.
2.63%, 01/15/22	75,000	77,159
3.35%, 04/01/23 (a)	50,000	53,426
3.38%, 05/26/25 (a)	50,000	55,640
3.30%, 07/01/25 (a)	50,000	55,791
1.45%, 09/01/25 (a)	50,000	51,560
NIKE, Inc.
2.40%, 03/27/25 (a)	30,000	32,275
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	15,000	15,820
PACCAR Financial Corp.
3.40%, 08/09/23	75,000	81,268
0.35%, 08/11/23	150,000	149,921
1.80%, 02/06/25	10,000	10,499
Ross Stores, Inc.
4.60%, 04/15/25 (a)	20,000	23,007
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	214,008
Starbucks Corp.
1.30%, 05/07/22	30,000	30,408
2.70%, 06/15/22 (a)	50,000	51,676
3.10%, 03/01/23 (a)	55,000	58,275
3.85%, 10/01/23 (a)	15,000	16,340
3.80%, 08/15/25 (a)	100,000	113,299
Tapestry, Inc.
3.00%, 07/15/22 (a)	15,000	15,180
Target Corp.
3.50%, 07/01/24	65,000	72,132
2.25%, 04/15/25 (a)	100,000	107,059
TJX Cos., Inc.
2.50%, 05/15/23 (a)	275,000	287,825
Toyota Motor Corp.
2.16%, 07/02/22	50,000	51,567
Toyota Motor Credit Corp.
1.80%, 10/07/21	60,000	60,899
3.30%, 01/12/22	25,000	25,936

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.15%, 09/08/22	100,000	103,392
2.63%, 01/10/23	50,000	52,437
2.90%, 03/30/23	50,000	53,038
0.50%, 08/14/23	100,000	100,225
1.35%, 08/25/23	100,000	102,605
3.45%, 09/20/23	200,000	217,250
2.90%, 04/17/24	50,000	53,910
1.80%, 02/13/25	25,000	26,144
3.00%, 04/01/25	100,000	109,520
VF Corp.
2.05%, 04/23/22	115,000	117,701
2.40%, 04/23/25 (a)	25,000	26,525
Visa, Inc.
2.15%, 09/15/22 (a)	100,000	103,521
2.80%, 12/14/22 (a)	50,000	52,557
Walgreen Co.
3.10%, 09/15/22	50,000	52,355
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	25,000	25,673
3.80%, 11/18/24 (a)	190,000	209,297
Walmart, Inc.
2.35%, 12/15/22 (a)	25,000	26,102
2.55%, 04/11/23 (a)	50,000	52,569
3.30%, 04/22/24 (a)	100,000	109,124
2.85%, 07/08/24 (a)	50,000	54,350
2.65%, 12/15/24 (a)	165,000	178,620
Western Union Co.
4.25%, 06/09/23 (a)	30,000	32,448
2.85%, 01/10/25 (a)	75,000	79,210
		8,499,497
Consumer Non-Cyclical 13.4%
Abbott Laboratories
3.40%, 11/30/23 (a)	100,000	108,831
AbbVie, Inc.
3.38%, 11/14/21	125,000	129,112
2.15%, 11/19/21 (c)	150,000	152,776
3.45%, 03/15/22 (a)(c)	50,000	51,830
3.25%, 10/01/22 (a)(c)	75,000	78,407
2.90%, 11/06/22	150,000	157,344
3.20%, 11/06/22 (a)	50,000	52,668
2.30%, 11/21/22 (c)	250,000	258,891
2.85%, 05/14/23 (a)	100,000	105,184
3.75%, 11/14/23 (a)	50,000	54,558
2.60%, 11/21/24 (a)(c)	200,000	212,188
3.80%, 03/15/25 (a)(c)	150,000	166,378
3.60%, 05/14/25 (a)	200,000	221,681
Altria Group, Inc.
2.85%, 08/09/22	145,000	150,936
4.00%, 01/31/24	115,000	126,422
3.80%, 02/14/24 (a)	25,000	27,306
2.35%, 05/06/25 (a)	80,000	84,588
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	25,000	27,292
3.25%, 03/01/25 (a)	20,000	21,978
Amgen, Inc.
3.88%, 11/15/21 (a)	87,000	89,571
2.70%, 05/01/22 (a)	75,000	77,424
2.65%, 05/11/22 (a)	50,000	51,715
3.63%, 05/15/22 (a)	20,000	20,869
2.25%, 08/19/23 (a)	50,000	52,397
3.63%, 05/22/24 (a)	100,000	109,930
1.90%, 02/21/25 (a)	20,000	20,936
3.13%, 05/01/25 (a)	100,000	109,775
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/23 (a)	90,000	95,653
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	155,000	175,244
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	50,000	54,355
AstraZeneca PLC
3.50%, 08/17/23 (a)	75,000	81,163
BAT Capital Corp.
2.76%, 08/15/22 (a)	100,000	103,639
3.22%, 08/15/24 (a)	150,000	160,425
Becton Dickinson & Co.
3.13%, 11/08/21	50,000	51,388
2.89%, 06/06/22 (a)	120,000	124,187
3.36%, 06/06/24 (a)	125,000	135,254
3.73%, 12/15/24 (a)	20,000	22,119
Biogen, Inc.
3.63%, 09/15/22	75,000	79,602
4.05%, 09/15/25 (a)	150,000	170,962
Boston Scientific Corp.
3.38%, 05/15/22	50,000	52,235
3.45%, 03/01/24 (a)	100,000	108,522
Bristol-Myers Squibb Co.
3.55%, 08/15/22	150,000	158,942
3.25%, 02/20/23 (a)	50,000	53,229
7.15%, 06/15/23	100,000	117,821
3.63%, 05/15/24 (a)	75,000	82,653
2.90%, 07/26/24 (a)	175,000	189,874
3.88%, 08/15/25 (a)	50,000	57,089
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	32,000	33,347
1.63%, 08/17/25 (a)	50,000	50,226
Campbell Soup Co.
2.50%, 08/02/22	50,000	51,692
3.65%, 03/15/23 (a)	40,000	42,851
3.30%, 03/19/25 (a)	50,000	54,565
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	70,000	72,239
3.08%, 06/15/24 (a)	100,000	107,654
3.50%, 11/15/24 (a)	20,000	21,972
Cigna Corp.
3.90%, 02/15/22	50,000	52,311
3.00%, 07/15/23 (a)	25,000	26,511
3.75%, 07/15/23 (a)	115,000	124,487
3.25%, 04/15/25 (a)	100,000	109,694
Clorox Co.
3.05%, 09/15/22 (a)	100,000	104,452
3.50%, 12/15/24 (a)	25,000	27,905
Coca-Cola Co.
3.20%, 11/01/23	105,000	114,224
1.75%, 09/06/24	100,000	104,717
2.95%, 03/25/25	50,000	55,011
Colgate-Palmolive Co.
2.45%, 11/15/21	10,000	10,229
2.25%, 11/15/22	15,000	15,640
2.10%, 05/01/23	25,000	26,140
3.25%, 03/15/24	50,000	54,816
Conagra Brands, Inc.
3.80%, 10/22/21	25,000	25,867
3.20%, 01/25/23 (a)	20,000	21,082
4.30%, 05/01/24 (a)	75,000	83,700
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	50,000	52,908
4.25%, 05/01/23	100,000	109,286
4.75%, 11/15/24	15,000	17,305

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Covidien International Finance S.A.
3.20%, 06/15/22 (a)	64,000	66,489
2.95%, 06/15/23 (a)	15,000	15,951
CVS Health Corp.
3.50%, 07/20/22 (a)	100,000	104,881
2.75%, 12/01/22 (a)	100,000	104,324
4.75%, 12/01/22 (a)	65,000	70,171
3.70%, 03/09/23 (a)	245,000	262,612
3.38%, 08/12/24 (a)	100,000	108,910
2.63%, 08/15/24 (a)	90,000	95,976
4.10%, 03/25/25 (a)	275,000	310,707
DH Europe Finance II Sarl
2.05%, 11/15/22	50,000	51,590
2.20%, 11/15/24 (a)	30,000	31,738
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,480
Diageo Investment Corp.
2.88%, 05/11/22	150,000	156,031
General Mills, Inc.
3.15%, 12/15/21 (a)	50,000	51,330
2.60%, 10/12/22 (a)	100,000	104,114
3.70%, 10/17/23 (a)	25,000	27,280
Gilead Sciences, Inc.
4.40%, 12/01/21 (a)	100,000	103,643
1.95%, 03/01/22 (a)	10,000	10,204
3.25%, 09/01/22 (a)	105,000	110,028
3.70%, 04/01/24 (a)	45,000	49,322
3.50%, 02/01/25 (a)	100,000	110,750
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	100,000	103,981
2.88%, 06/01/22 (a)	35,000	36,343
0.53%, 10/01/23 (a)	100,000	100,116
3.00%, 06/01/24 (a)	50,000	54,106
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	100,000	105,823
3.38%, 05/15/23	75,000	80,754
Hasbro, Inc.
2.60%, 11/19/22	50,000	51,643
3.00%, 11/19/24 (a)	25,000	26,566
HCA, Inc.
4.75%, 05/01/23	135,000	147,410
5.00%, 03/15/24	50,000	56,017
5.25%, 04/15/25	175,000	202,251
Hershey Co.
3.38%, 05/15/23 (a)	15,000	16,179
JM Smucker Co.
3.50%, 10/15/21	10,000	10,317
3.00%, 03/15/22	100,000	103,625
3.50%, 03/15/25	50,000	56,170
Johnson & Johnson
2.25%, 03/03/22 (a)	40,000	41,064
3.38%, 12/05/23	50,000	54,837
2.63%, 01/15/25 (a)	70,000	76,035
0.55%, 09/01/25 (a)	75,000	75,065
Kellogg Co.
2.65%, 12/01/23	25,000	26,537
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	100,000	108,762
4.42%, 05/25/25 (a)	200,000	230,782
Kimberly-Clark Corp.
2.40%, 03/01/22	50,000	51,392
Kroger Co.
3.40%, 04/15/22 (a)	25,000	25,942
2.80%, 08/01/22 (a)	70,000	72,770
4.00%, 02/01/24 (a)	35,000	38,604
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	50,000	52,647
3.25%, 09/01/24 (a)	50,000	54,578
2.30%, 12/01/24 (a)	100,000	105,806
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	20,000	20,845
3.15%, 08/15/24 (a)	25,000	27,230
McKesson Corp.
2.70%, 12/15/22 (a)	50,000	52,010
2.85%, 03/15/23 (a)	39,000	40,876
3.80%, 03/15/24 (a)	50,000	54,764
Medtronic, Inc.
3.15%, 03/15/22	50,000	51,946
3.63%, 03/15/24 (a)	20,000	22,070
3.50%, 03/15/25	150,000	169,401
Merck & Co., Inc.
2.35%, 02/10/22	50,000	51,488
2.40%, 09/15/22 (a)	25,000	25,898
2.80%, 05/18/23	100,000	106,636
2.90%, 03/07/24 (a)	20,000	21,580
2.75%, 02/10/25 (a)	170,000	184,787
Mondelez International, Inc.
0.63%, 07/01/22	50,000	50,156
2.13%, 04/13/23 (a)	50,000	51,927
3.63%, 05/07/23 (a)	25,000	26,901
4.00%, 02/01/24 (a)	20,000	22,126
1.50%, 05/04/25 (a)	75,000	77,168
Novartis Capital Corp.
2.40%, 05/17/22 (a)	100,000	103,329
2.40%, 09/21/22	100,000	104,257
3.40%, 05/06/24	50,000	55,157
1.75%, 02/14/25 (a)	35,000	36,695
PepsiCo, Inc.
3.10%, 07/17/22 (a)	25,000	26,160
2.75%, 03/01/23	50,000	52,883
0.75%, 05/01/23	200,000	202,256
3.60%, 03/01/24 (a)	100,000	109,803
2.25%, 03/19/25 (a)	175,000	187,703
2.75%, 04/30/25 (a)	25,000	27,312
Pfizer, Inc.
2.80%, 03/11/22	65,000	67,334
5.80%, 08/12/23	122,000	140,144
3.20%, 09/15/23 (a)	50,000	53,968
2.95%, 03/15/24 (a)	100,000	108,035
3.40%, 05/15/24	50,000	54,939
Philip Morris International, Inc.
2.90%, 11/15/21	50,000	51,386
2.50%, 11/02/22 (a)	50,000	52,081
1.13%, 05/01/23	50,000	50,792
2.13%, 05/10/23 (a)	40,000	41,494
2.88%, 05/01/24 (a)	190,000	204,042
3.25%, 11/10/24	30,000	32,990
1.50%, 05/01/25 (a)	25,000	25,813
Procter & Gamble Co.
1.70%, 11/03/21	25,000	25,401
2.30%, 02/06/22	50,000	51,396
2.15%, 08/11/22	10,000	10,354
3.10%, 08/15/23	100,000	107,841
2.45%, 03/25/25	50,000	54,156
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	25,000	27,730
Reynolds American, Inc.
4.00%, 06/12/22	50,000	52,774
4.85%, 09/15/23	80,000	89,139
4.45%, 06/12/25 (a)	100,000	112,833

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royalty Pharma PLC
0.75%, 09/02/23 (c)	50,000	49,927
1.20%, 09/02/25 (a)(c)	50,000	49,950
Sanofi
3.38%, 06/19/23 (a)	75,000	80,883
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	20,000	20,364
2.88%, 09/23/23 (a)	150,000	159,190
SSM Health Care Corp.
3.69%, 06/01/23 (a)	15,000	16,137
Sysco Corp.
2.60%, 06/12/22	25,000	25,839
5.65%, 04/01/25 (a)	100,000	118,248
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	222,288
Thermo Fisher Scientific, Inc.
3.00%, 04/15/23 (a)	65,000	68,747
4.15%, 02/01/24 (a)	50,000	55,280
4.13%, 03/25/25 (a)	50,000	57,025
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	125,000	132,334
3.95%, 08/15/24 (a)	25,000	27,797
Unilever Capital Corp.
3.25%, 03/07/24 (a)	200,000	217,754
Upjohn, Inc.
1.65%, 06/22/25 (a)(c)	50,000	51,166
Whirlpool Corp.
4.00%, 03/01/24	10,000	11,001
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/21 (a)(d)	50,000	51,283
3.55%, 04/01/25 (a)	150,000	165,908
Zoetis, Inc.
3.25%, 02/01/23 (a)	25,000	26,407
		15,516,361
Energy 7.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	35,000	36,611
Boardwalk Pipelines LP
3.38%, 02/01/23 (a)	35,000	36,019
4.95%, 12/15/24 (a)	50,000	55,053
BP Capital Markets America, Inc.
2.52%, 09/19/22 (a)	50,000	51,832
2.94%, 04/06/23	50,000	52,880
2.75%, 05/10/23	65,000	68,630
3.22%, 11/28/23 (a)	25,000	26,886
3.79%, 02/06/24 (a)	40,000	43,873
3.22%, 04/14/24 (a)	75,000	80,917
3.19%, 04/06/25 (a)	30,000	33,005
3.80%, 09/21/25 (a)	100,000	113,190
BP Capital Markets PLC
3.56%, 11/01/21	35,000	36,185
3.06%, 03/17/22	100,000	103,844
3.81%, 02/10/24	250,000	274,864
3.54%, 11/04/24	25,000	27,652
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (a)	25,000	25,603
2.95%, 01/15/23 (a)	50,000	52,008
3.80%, 04/15/24 (a)	100,000	107,643
3.90%, 02/01/25 (a)	50,000	54,325
Chevron Corp.
2.50%, 03/03/22 (a)	75,000	77,185
1.14%, 05/11/23	150,000	152,951
3.19%, 06/24/23 (a)	100,000	107,029
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.90%, 03/03/24 (a)	25,000	26,859
1.55%, 05/11/25 (a)	100,000	103,688
Chevron USA, Inc.
0.69%, 08/12/25 (a)	200,000	199,571
Cimarex Energy Co.
4.38%, 06/01/24 (a)	25,000	26,863
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	10,000	10,134
4.75%, 05/31/25 (a)	75,000	81,046
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	20,000	21,341
3.60%, 12/15/24 (a)	15,000	16,625
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	50,000	49,294
Enbridge, Inc.
2.90%, 07/15/22 (a)	200,000	207,505
2.50%, 01/15/25 (a)	25,000	26,353
Energy Transfer Operating LP
5.20%, 02/01/22 (a)	75,000	77,707
3.60%, 02/01/23 (a)	50,000	51,556
4.25%, 03/15/23 (a)	50,000	52,101
5.88%, 01/15/24 (a)	150,000	165,546
4.90%, 02/01/24 (a)	20,000	21,464
4.50%, 04/15/24 (a)	70,000	74,143
2.90%, 05/15/25 (a)	50,000	50,303
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,688
Enterprise Products Operating LLC
3.50%, 02/01/22	50,000	51,973
3.35%, 03/15/23 (a)	50,000	52,997
3.90%, 02/15/24 (a)	50,000	54,481
3.75%, 02/15/25 (a)	35,000	38,971
4.88%, 08/16/77 (a)(b)	45,000	39,233
EOG Resources, Inc.
2.63%, 03/15/23 (a)	100,000	104,271
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	150,000	153,975
1.90%, 08/16/22	30,000	30,905
2.73%, 03/01/23 (a)	40,000	42,087
3.18%, 03/15/24 (a)	65,000	70,296
2.02%, 08/16/24 (a)	30,000	31,550
2.71%, 03/06/25 (a)	100,000	108,103
2.99%, 03/19/25 (a)	180,000	197,345
Halliburton Co.
3.25%, 11/15/21 (a)	50,000	51,133
3.50%, 08/01/23 (a)	60,000	63,632
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	50,000	54,865
HollyFrontier Corp.
2.63%, 10/01/23	50,000	50,078
Husky Energy, Inc.
3.95%, 04/15/22 (a)	25,000	25,799
Kinder Morgan Energy Partners LP
4.15%, 03/01/22	200,000	209,391
3.45%, 02/15/23 (a)	100,000	105,131
3.50%, 09/01/23 (a)	50,000	53,424
4.15%, 02/01/24 (a)	25,000	27,310
4.30%, 05/01/24 (a)	25,000	27,581
4.25%, 09/01/24 (a)	50,000	55,396
Marathon Oil Corp.
2.80%, 11/01/22 (a)	50,000	51,364
3.85%, 06/01/25 (a)	50,000	51,426

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Petroleum Corp.
4.75%, 12/15/23 (a)	45,000	49,500
3.63%, 09/15/24 (a)	50,000	53,567
4.70%, 05/01/25 (a)	100,000	112,930
MPLX LP
3.38%, 03/15/23 (a)	45,000	47,430
4.50%, 07/15/23 (a)	35,000	37,951
4.88%, 12/01/24 (a)	150,000	168,112
4.00%, 02/15/25 (a)	20,000	21,856
National Fuel Gas Co.
5.20%, 07/15/25 (a)	75,000	83,080
Noble Energy, Inc.
3.90%, 11/15/24 (a)	45,000	49,317
ONEOK Partners LP
3.38%, 10/01/22 (a)	50,000	51,990
ONEOK, Inc.
4.25%, 02/01/22 (a)	25,000	25,829
7.50%, 09/01/23 (a)	15,000	17,195
2.75%, 09/01/24 (a)	45,000	46,195
2.20%, 09/15/25 (a)	50,000	49,398
5.85%, 01/15/26 (a)	20,000	23,053
Phillips 66
4.30%, 04/01/22	50,000	52,755
3.70%, 04/06/23	100,000	107,154
3.85%, 04/09/25 (a)	50,000	55,527
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	120,000	123,820
3.61%, 02/15/25 (a)	20,000	21,281
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	50,000	51,242
2.85%, 01/31/23 (a)	40,000	40,764
3.85%, 10/15/23 (a)	30,000	31,405
3.60%, 11/01/24 (a)	30,000	30,920
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	100,000	106,104
5.75%, 05/15/24 (a)	150,000	169,931
5.63%, 03/01/25 (a)	250,000	286,669
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	90,000	97,231
Shell International Finance BV
2.38%, 08/21/22	200,000	207,618
3.40%, 08/12/23	35,000	37,907
3.50%, 11/13/23 (a)	50,000	54,450
2.00%, 11/07/24 (a)	125,000	131,484
2.38%, 04/06/25 (a)	85,000	90,820
3.25%, 05/11/25	100,000	110,753
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	25,000	27,916
Suncor Energy, Inc.
2.80%, 05/15/23	100,000	104,934
3.10%, 05/15/25 (a)	100,000	107,734
Sunoco Logistics Partners Operations LP
4.25%, 04/01/24 (a)	15,000	15,817
Total Capital Canada Ltd.
2.75%, 07/15/23	50,000	53,153
Total Capital International S.A.
2.88%, 02/17/22	20,000	20,698
3.70%, 01/15/24	70,000	76,938
3.75%, 04/10/24	150,000	165,873
2.43%, 01/10/25 (a)	25,000	26,651
TransCanada PipeLines Ltd.
2.50%, 08/01/22	50,000	51,672
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valero Energy Corp.
2.70%, 04/15/23	75,000	77,797
1.20%, 03/15/24	50,000	49,931
2.85%, 04/15/25 (a)	85,000	89,227
Williams Cos., Inc.
4.00%, 11/15/21 (a)	25,000	25,733
3.60%, 03/15/22 (a)	50,000	51,737
4.50%, 11/15/23 (a)	75,000	82,222
4.55%, 06/24/24 (a)	144,000	159,648
4.00%, 09/15/25 (a)	100,000	111,262
		8,732,870
Industrial Other 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (a)	25,000	25,855
Yale University
Series 2020
0.87%, 04/15/25 (a)	100,000	100,991
		126,846
Technology 9.0%
Adobe, Inc.
1.70%, 02/01/23	15,000	15,473
1.90%, 02/01/25 (a)	45,000	47,622
3.25%, 02/01/25 (a)	50,000	55,465
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	55,000	59,870
Alphabet, Inc.
3.38%, 02/25/24	10,000	11,018
0.45%, 08/15/25 (a)	100,000	99,680
Analog Devices, Inc.
2.50%, 12/05/21 (a)	70,000	71,484
2.88%, 06/01/23 (a)	50,000	52,785
Apple, Inc.
2.50%, 02/09/22 (a)	330,000	339,408
2.30%, 05/11/22 (a)	50,000	51,541
2.70%, 05/13/22	50,000	51,959
2.10%, 09/12/22 (a)	25,000	25,855
2.85%, 02/23/23 (a)	50,000	52,775
2.40%, 05/03/23	150,000	157,839
0.75%, 05/11/23	25,000	25,271
3.45%, 05/06/24	300,000	330,933
2.85%, 05/11/24 (a)	125,000	134,754
1.80%, 09/11/24 (a)	20,000	20,943
2.75%, 01/13/25 (a)	160,000	173,568
2.50%, 02/09/25	100,000	108,010
1.13%, 05/11/25 (a)	150,000	153,404
0.55%, 08/20/25 (a)	150,000	150,124
Arrow Electronics, Inc.
3.25%, 09/08/24 (a)	25,000	26,973
4.00%, 04/01/25 (a)	25,000	27,019
Avnet, Inc.
4.88%, 12/01/22	50,000	53,502
Baidu, Inc.
3.88%, 09/29/23 (a)	100,000	107,538
4.38%, 05/14/24 (a)	250,000	274,895
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	25,000	25,977
3.63%, 01/15/24 (a)	165,000	177,315
3.13%, 01/15/25 (a)	65,000	69,433
Broadcom, Inc.
3.13%, 10/15/22	50,000	52,338
2.25%, 11/15/23	50,000	52,006
4.70%, 04/15/25 (a)	150,000	170,485
3.15%, 11/15/25 (a)	30,000	32,390

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cisco Systems, Inc.
3.00%, 06/15/22	50,000	52,342
2.20%, 09/20/23 (a)	50,000	52,560
3.63%, 03/04/24	80,000	88,652
Corning, Inc.
2.90%, 05/15/22 (a)	15,000	15,520
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	390,000	427,781
4.00%, 07/15/24 (a)(c)	25,000	27,066
5.85%, 07/15/25 (a)(c)	50,000	58,399
DXC Technology Co.
4.00%, 04/15/23	50,000	52,704
4.25%, 04/15/24 (a)	25,000	27,002
4.13%, 04/15/25 (a)	20,000	21,498
Equifax, Inc.
3.30%, 12/15/22 (a)	70,000	73,428
2.60%, 12/01/24 (a)	25,000	26,743
Equinix, Inc.
2.63%, 11/18/24 (a)	20,000	21,273
1.00%, 09/15/25 (a)(h)	50,000	49,672
Fidelity National Information Services, Inc.
3.88%, 06/05/24 (a)	50,000	55,056
Fiserv, Inc.
3.50%, 10/01/22 (a)	100,000	105,467
3.80%, 10/01/23 (a)	120,000	130,877
2.75%, 07/01/24 (a)	100,000	106,982
Flex Ltd.
5.00%, 02/15/23	15,000	16,426
4.75%, 06/15/25 (a)	50,000	56,703
Global Payments, Inc.
3.75%, 06/01/23 (a)	100,000	107,219
4.00%, 06/01/23 (a)	75,000	81,264
Hewlett Packard Enterprise Co.
3.50%, 10/05/21 (a)	25,000	25,714
4.40%, 10/15/22 (a)	65,000	69,489
4.45%, 10/02/23 (a)	150,000	165,008
4.65%, 10/01/24 (a)	35,000	39,540
HP, Inc.
2.20%, 06/17/25 (a)	150,000	157,173
IBM Credit LLC
2.20%, 09/08/22	100,000	103,632
Intel Corp.
3.30%, 10/01/21	75,000	77,270
2.35%, 05/11/22 (a)	50,000	51,554
2.70%, 12/15/22	50,000	52,654
2.88%, 05/11/24 (a)	25,000	27,002
3.40%, 03/25/25 (a)	50,000	55,951
International Business Machines Corp.
2.85%, 05/13/22	150,000	156,137
3.38%, 08/01/23	150,000	162,461
3.63%, 02/12/24	100,000	109,781
3.00%, 05/15/24	250,000	270,727
Jabil, Inc.
4.70%, 09/15/22	50,000	53,632
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	113,057
KLA Corp.
4.65%, 11/01/24 (a)	75,000	85,698
Lam Research Corp.
3.80%, 03/15/25 (a)	15,000	16,932
Leidos, Inc.
2.95%, 05/15/23 (a)(c)	50,000	52,642
3.63%, 05/15/25 (a)(c)	60,000	66,533
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	50,000	54,008
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	45,000	48,480
Micron Technology, Inc.
2.50%, 04/24/23	150,000	155,786
4.64%, 02/06/24 (a)	25,000	27,795
Microsoft Corp.
2.40%, 02/06/22 (a)	50,000	51,401
2.38%, 02/12/22 (a)	150,000	154,062
2.65%, 11/03/22 (a)	45,000	47,090
2.00%, 08/08/23 (a)	70,000	73,120
3.63%, 12/15/23 (a)	25,000	27,418
2.88%, 02/06/24 (a)	120,000	129,089
2.70%, 02/12/25 (a)	140,000	152,403
Motorola Solutions, Inc.
4.00%, 09/01/24	100,000	111,064
NetApp, Inc.
3.30%, 09/29/24 (a)	40,000	43,673
1.88%, 06/22/25 (a)	100,000	103,584
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	25,000	28,026
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	75,000	79,433
Oracle Corp.
1.90%, 09/15/21 (a)	65,000	65,939
2.50%, 05/15/22 (a)	40,000	41,263
2.50%, 10/15/22	425,000	443,222
2.63%, 02/15/23 (a)	75,000	78,779
2.40%, 09/15/23 (a)	100,000	105,255
3.40%, 07/08/24 (a)	125,000	136,862
2.95%, 11/15/24 (a)	50,000	54,322
2.50%, 04/01/25 (a)	210,000	225,191
PayPal Holdings, Inc.
2.20%, 09/26/22	100,000	103,424
1.35%, 06/01/23	50,000	51,106
2.40%, 10/01/24 (a)	50,000	53,121
QUALCOMM, Inc.
3.00%, 05/20/22	300,000	312,741
2.60%, 01/30/23 (a)	75,000	78,595
2.90%, 05/20/24 (a)	25,000	26,930
3.45%, 05/20/25 (a)	100,000	111,872
salesforce.com, Inc.
3.25%, 04/11/23 (a)	25,000	26,797
Seagate HDD Cayman
4.75%, 06/01/23	100,000	108,726
4.88%, 03/01/24 (a)	50,000	54,503
4.75%, 01/01/25	25,000	27,471
Texas Instruments, Inc.
2.25%, 05/01/23 (a)	25,000	26,113
2.63%, 05/15/24 (a)	25,000	26,855
Trimble, Inc.
4.15%, 06/15/23 (a)	25,000	26,951
4.75%, 12/01/24 (a)	20,000	22,173
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	15,000	15,501
VMware, Inc.
2.95%, 08/21/22 (a)	45,000	46,854
Xilinx, Inc.
2.95%, 06/01/24 (a)	25,000	26,891
		10,410,762

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Transportation 1.6%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	75,000	78,465
3.00%, 03/15/23 (a)	15,000	15,843
3.85%, 09/01/23 (a)	25,000	27,274
3.75%, 04/01/24 (a)	152,000	167,865
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	15,000	16,264
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/24	13,109	12,823
CSX Corp.
3.40%, 08/01/24 (a)	125,000	137,811
Delta Air Lines 2019-1 Class AA Pass Through Trust
3.20%, 04/25/24	100,000	98,704
FedEx Corp.
3.40%, 01/14/22	20,000	20,744
4.00%, 01/15/24	50,000	55,380
3.20%, 02/01/25	175,000	192,383
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	130,000	134,534
3.85%, 01/15/24 (a)	25,000	27,456
Ryder System, Inc.
3.45%, 11/15/21 (a)	25,000	25,752
2.88%, 06/01/22 (a)	50,000	51,828
3.75%, 06/09/23 (a)	15,000	16,141
2.50%, 09/01/24 (a)	20,000	21,079
3.35%, 09/01/25 (a)	15,000	16,477
Southwest Airlines Co.
4.75%, 05/04/23	50,000	53,402
5.25%, 05/04/25 (a)	130,000	143,481
Union Pacific Corp.
2.95%, 03/01/22	145,000	150,374
2.95%, 01/15/23 (a)	25,000	26,269
3.50%, 06/08/23 (a)	50,000	53,880
3.65%, 02/15/24 (a)	15,000	16,375
3.15%, 03/01/24 (a)	20,000	21,624
3.25%, 01/15/25 (a)	15,000	16,484
3.75%, 07/15/25 (a)	75,000	85,367
United Parcel Service, Inc.
2.45%, 10/01/22	20,000	20,846
2.50%, 04/01/23 (a)	25,000	26,256
3.90%, 04/01/25 (a)	150,000	170,874
		1,902,055
		59,239,931

Utility 4.9%
Electric 4.6%
Alabama Power Co.
3.55%, 12/01/23	20,000	21,889
Ameren Corp.
2.50%, 09/15/24 (a)	25,000	26,572
Ameren Illinois Co.
3.25%, 03/01/25 (a)	25,000	27,507
American Electric Power Co., Inc.
3.65%, 12/01/21	50,000	51,808
2.95%, 12/15/22 (a)	50,000	52,326
Arizona Public Service Co.
3.15%, 05/15/25 (a)	100,000	109,519
Avangrid, Inc.
3.15%, 12/01/24 (a)	35,000	38,236
3.20%, 04/15/25 (a)	100,000	110,225
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (a)	50,000	54,537
3.50%, 02/01/25 (a)	30,000	33,300
4.05%, 04/15/25 (a)(c)	150,000	171,107
Black Hills Corp.
4.25%, 11/30/23 (a)	15,000	16,469
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	50,000	51,759
3.85%, 02/01/24 (a)	75,000	82,285
Consumers Energy Co.
3.38%, 08/15/23 (a)	13,000	14,018
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	25,000	27,179
Dominion Energy, Inc.
2.75%, 09/15/22 (a)	100,000	103,447
3.07%, 08/15/24	50,000	53,861
3.30%, 03/15/25 (a)	100,000	110,532
DTE Energy Co.
0.55%, 11/01/22 (h)	50,000	50,025
2.25%, 11/01/22	50,000	51,662
3.70%, 08/01/23 (a)	35,000	37,842
3.85%, 12/01/23 (a)	30,000	32,656
3.50%, 06/01/24 (a)	30,000	32,566
1.05%, 06/01/25 (a)	100,000	100,149
Duke Energy Carolinas LLC
3.05%, 03/15/23 (a)	73,000	77,592
Duke Energy Corp.
2.40%, 08/15/22 (a)	75,000	77,529
3.05%, 08/15/22 (a)	50,000	52,045
3.75%, 04/15/24 (a)	75,000	82,437
0.90%, 09/15/25 (a)	50,000	50,045
Duke Energy Progress LLC
2.80%, 05/15/22 (a)	30,000	31,002
Edison International
2.95%, 03/15/23 (a)	25,000	25,655
3.55%, 11/15/24 (a)	50,000	52,819
4.95%, 04/15/25 (a)	40,000	43,833
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	17,000	18,680
Entergy Corp.
4.00%, 07/15/22 (a)	113,000	119,256
Evergy, Inc.
2.45%, 09/15/24 (a)	100,000	105,968
Eversource Energy
2.75%, 03/15/22 (a)	25,000	25,792
3.80%, 12/01/23 (a)	50,000	54,921
2.90%, 10/01/24 (a)	25,000	27,060
3.15%, 01/15/25 (a)	25,000	27,393
0.80%, 08/15/25 (a)	100,000	99,724
Exelon Corp.
3.50%, 06/01/22 (a)	20,000	20,917
Exelon Generation Co. LLC
3.40%, 03/15/22 (a)	15,000	15,564
4.25%, 06/15/22 (a)	20,000	21,120
3.25%, 06/01/25 (a)	50,000	54,811
FirstEnergy Corp.
4.25%, 03/15/23 (a)	25,000	26,557
2.05%, 03/01/25 (a)	75,000	76,504
Florida Power & Light Co.
2.75%, 06/01/23 (a)	25,000	26,275
3.25%, 06/01/24 (a)	30,000	32,606
Georgia Power Co.
2.10%, 07/30/23	40,000	41,775
2.20%, 09/15/24 (a)	25,000	26,407

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	10,000	10,898
ITC Holdings Corp.
3.65%, 06/15/24 (a)	75,000	82,372
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	50,000	55,472
National Rural Utilities Cooperative Finance Corp.
3.40%, 11/15/23 (a)	25,000	27,077
2.95%, 02/07/24 (a)	150,000	161,233
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	100,000	103,601
1.95%, 09/01/22	100,000	102,977
2.80%, 01/15/23 (a)	40,000	41,988
3.15%, 04/01/24 (a)	65,000	70,373
2.75%, 05/01/25 (a)	75,000	81,162
Northern States Power Co.
2.60%, 05/15/23 (a)	100,000	104,629
Ohio Power Co.
5.38%, 10/01/21 (d)	25,000	26,236
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (a)	100,000	107,382
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	250,000	250,516
PacifiCorp
3.60%, 04/01/24 (a)	50,000	54,790
PECO Energy Co.
2.38%, 09/15/22 (a)	200,000	206,863
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	50,000	52,591
3.50%, 12/01/22 (a)	50,000	52,799
3.40%, 06/01/23 (a)	13,000	13,885
PSEG Power LLC
3.85%, 06/01/23 (a)	50,000	53,910
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	50,000	52,365
3.25%, 09/01/23 (a)	50,000	53,936
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	50,000	52,166
2.88%, 06/15/24 (a)	50,000	53,681
0.80%, 08/15/25 (a)	100,000	99,376
Puget Energy, Inc.
5.63%, 07/15/22 (a)	100,000	106,934
Sempra Energy
3.55%, 06/15/24 (a)	50,000	54,481
Southern California Edison Co.
3.40%, 06/01/23 (a)	50,000	53,452
3.50%, 10/01/23 (a)	25,000	26,822
Southern Co.
2.95%, 07/01/23 (a)	100,000	106,180
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	50,000	52,442
WEC Energy Group, Inc.
3.10%, 03/08/22	50,000	51,986
0.55%, 09/15/23	50,000	50,102
Wisconsin Electric Power Co.
2.05%, 12/15/24 (a)	25,000	26,397
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	50,000	49,996
		5,326,833
Natural Gas 0.2%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	20,000	21,414
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NiSource, Inc.
0.95%, 08/15/25 (a)	50,000	49,973
Sempra Energy
2.88%, 10/01/22 (a)	50,000	51,960
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	85,000	89,297
		212,644
Utility Other 0.1%
American Water Capital Corp.
3.85%, 03/01/24 (a)	35,000	38,362
3.40%, 03/01/25 (a)	35,000	38,812
		77,174
		5,616,651
Total Corporates
(Cost $109,791,797)		112,438,424
Security	Number of Shares	Value ($)
Other Investment Company 2.0% of net assets

Money Market Fund 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (i)	2,368,373	2,368,373
Total Other Investment Company
(Cost $2,368,373)		2,368,373

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
5 Year US Treasury Note (CBOT), expires 12/31/20	7	882,219	100
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,694,742 or 2.3% of net assets.
(d)	All or a portion of this security is held as collateral for delayed-delivery securities.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	The rate shown is the 7-day yield.

CBOT –	Chicago Board of Trade
REIT –	Real Estate Investment Trust

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended September 30, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 9/30/20	Face amount at 9/30/20	Interest Income Earned
Charles Schwab Corp., 2.65%, 01/25/23	$—	$25,597	$—	$—	$647	$26,244	25,000	$436
Charles Schwab Corp., 3.55%, 02/01/24	—	10,644	—	—	300	10,944	10,000	205
Total	$—	$36,241	$—	$—	$947	$37,188		$641
* Amount includes amortization of premiums and/or accretion of discounts.

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$112,438,424	$—	$112,438,424
Other Investment Company[1]	2,368,373	—	—	2,368,373
Futures Contracts[2]	100	—	—	100
Total	$2,368,473	$112,438,424	$—	$114,806,897
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of September 30, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 98.8% of net assets

Financial Institutions 33.8%
Banking 22.9%
American Express Co.
4.20%, 11/06/25 (a)	50,000	57,985
3.13%, 05/20/26 (a)	100,000	111,892
American Express Credit Corp.
3.30%, 05/03/27 (a)	200,000	226,208
Banco Santander S.A.
4.25%, 04/11/27	200,000	226,131
3.80%, 02/23/28	200,000	219,862
3.49%, 05/28/30	200,000	218,427
Bank of America Corp.
4.45%, 03/03/26	250,000	288,345
3.50%, 04/19/26	175,000	196,498
4.25%, 10/22/26	25,000	28,937
3.56%, 04/23/27 (a)(b)	200,000	223,599
3.25%, 10/21/27 (a)	250,000	276,810
4.18%, 11/25/27 (a)	250,000	286,717
3.82%, 01/20/28 (a)(b)	150,000	170,050
3.71%, 04/24/28 (a)(b)	100,000	113,085
3.59%, 07/21/28 (a)(b)	200,000	224,784
3.42%, 12/20/28 (a)(b)(c)	625,000	696,278
3.97%, 03/05/29 (a)(b)	275,000	315,859
4.27%, 07/23/29 (a)(b)	200,000	234,843
3.97%, 02/07/30 (a)(b)	255,000	296,297
3.19%, 07/23/30 (a)(b)	220,000	242,923
2.88%, 10/22/30 (a)(b)	175,000	188,795
2.50%, 02/13/31 (a)(b)	250,000	262,029
2.59%, 04/29/31 (a)(b)	225,000	238,500
1.90%, 07/23/31 (a)(b)	200,000	199,976
Bank of Montreal
3.80%, 12/15/32 (a)(b)	100,000	111,425
Bank of New York Mellon Corp.
2.45%, 08/17/26 (a)	75,000	82,007
3.40%, 01/29/28 (a)	100,000	115,742
3.44%, 02/07/28 (a)(b)	150,000	172,126
3.00%, 10/30/28 (a)	100,000	111,516
3.30%, 08/23/29 (a)	100,000	114,574
Bank of Nova Scotia
4.50%, 12/16/25	75,000	86,847
2.70%, 08/03/26	150,000	164,477
BankUnited, Inc.
4.88%, 11/17/25 (a)	80,000	90,657
Barclays PLC
5.20%, 05/12/26	200,000	222,217
4.34%, 01/10/28 (a)	200,000	222,849
4.84%, 05/09/28 (a)	200,000	217,382
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.97%, 05/16/29 (a)(b)	225,000	263,416
5.09%, 06/20/30 (a)(b)	200,000	226,141
Capital One Financial Corp.
3.75%, 07/28/26 (a)	132,000	143,972
3.75%, 03/09/27 (a)	100,000	111,365
3.65%, 05/11/27 (a)	150,000	166,173
3.80%, 01/31/28 (a)	100,000	111,819
Citigroup, Inc.
3.70%, 01/12/26	250,000	281,031
4.60%, 03/09/26	100,000	114,390
3.40%, 05/01/26	410,000	456,002
3.20%, 10/21/26 (a)	250,000	275,686
4.30%, 11/20/26	150,000	171,811
4.45%, 09/29/27	275,000	319,301
3.89%, 01/10/28 (a)(b)	350,000	396,587
3.67%, 07/24/28 (a)(b)	295,000	331,418
4.13%, 07/25/28	170,000	195,423
3.52%, 10/27/28 (a)(b)	155,000	172,567
4.08%, 04/23/29 (a)(b)	150,000	173,245
3.98%, 03/20/30 (a)(b)	175,000	202,031
2.98%, 11/05/30 (a)(b)	150,000	162,039
2.67%, 01/29/31 (a)(b)	150,000	158,515
4.41%, 03/31/31 (a)(b)	350,000	419,904
2.57%, 06/03/31 (a)(b)	100,000	105,189
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	100,000	110,775
2.50%, 02/06/30 (a)	50,000	53,000
3.25%, 04/30/30 (a)	50,000	55,249
Comerica, Inc.
4.00%, 02/01/29 (a)	100,000	114,040
Cooperatieve Rabobank UA
3.75%, 07/21/26	250,000	279,191
Credit Suisse Group Funding Guernsey Ltd.
4.55%, 04/17/26	250,000	291,807
Deutsche Bank AG
4.10%, 01/13/26	200,000	214,521
4.10%, 01/13/26	50,000	53,410
Discover Bank
2.70%, 02/06/30 (a)	250,000	261,520
Discover Financial Services
4.10%, 02/09/27 (a)	125,000	138,821
Fifth Third Bancorp
2.55%, 05/05/27 (a)	50,000	53,805
3.95%, 03/14/28 (a)	150,000	174,880
Goldman Sachs Group, Inc.
3.75%, 02/25/26 (a)	200,000	225,455
3.50%, 11/16/26 (a)	270,000	298,971
3.85%, 01/26/27 (a)	265,000	298,280
3.69%, 06/05/28 (a)(b)	225,000	252,565
3.81%, 04/23/29 (a)(b)	190,000	216,425

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.22%, 05/01/29 (a)(b)	325,000	379,225
2.60%, 02/07/30 (a)	150,000	158,649
3.80%, 03/15/30 (a)	250,000	289,574
HSBC Holdings PLC
4.30%, 03/08/26	200,000	225,261
3.90%, 05/25/26	200,000	221,973
4.38%, 11/23/26	250,000	276,397
4.04%, 03/13/28 (a)(b)	225,000	249,115
4.58%, 06/19/29 (a)(b)	200,000	230,829
4.95%, 03/31/30	200,000	241,811
3.97%, 05/22/30 (a)(b)	225,000	251,436
2.85%, 06/04/31 (a)(b)	200,000	207,045
2.36%, 08/18/31 (a)(b)	200,000	197,984
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	75,000	78,680
ING Groep N.V.
4.55%, 10/02/28	250,000	303,010
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	325,000	361,506
3.20%, 06/15/26 (a)	162,000	179,966
2.95%, 10/01/26 (a)	259,000	285,058
4.13%, 12/15/26	240,000	279,247
3.96%, 01/29/27 (a)(b)	150,000	171,136
4.25%, 10/01/27	150,000	174,777
3.63%, 12/01/27 (a)	100,000	111,792
3.78%, 02/01/28 (a)(b)	185,000	209,747
3.54%, 05/01/28 (a)(b)	100,000	112,329
2.18%, 06/01/28 (a)(b)	100,000	104,539
3.51%, 01/23/29 (a)(b)	285,000	320,907
4.01%, 04/23/29 (a)(b)	275,000	319,231
4.20%, 07/23/29 (a)(b)	195,000	230,612
4.45%, 12/05/29 (a)(b)	150,000	180,688
3.70%, 05/06/30 (a)(b)	200,000	229,732
2.74%, 10/15/30 (a)(b)	255,000	274,812
4.49%, 03/24/31 (a)(b)	300,000	366,601
2.52%, 04/22/31 (a)(b)	225,000	239,415
2.96%, 05/13/31 (a)(b)	340,000	364,868
KeyBank NA
3.90%, 04/13/29	250,000	285,309
KeyCorp
MTN
2.25%, 04/06/27	100,000	106,119
Lloyds Banking Group PLC
3.75%, 01/11/27	200,000	221,973
4.38%, 03/22/28	250,000	290,174
4.55%, 08/16/28	200,000	235,756
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	200,000	228,498
3.68%, 02/22/27	200,000	227,038
3.29%, 07/25/27	100,000	110,688
3.96%, 03/02/28	200,000	231,181
3.74%, 03/07/29	100,000	114,552
3.20%, 07/18/29	200,000	220,562
Mizuho Financial Group, Inc.
4.02%, 03/05/28	200,000	229,789
4.25%, 09/11/29 (a)(b)	200,000	232,865
2.59%, 05/25/31 (a)(b)	200,000	209,965
2.20%, 07/10/31 (a)(b)	200,000	202,843
Morgan Stanley
5.00%, 11/24/25	150,000	176,377
3.88%, 01/27/26	150,000	170,869
3.13%, 07/27/26	400,000	442,528
6.25%, 08/09/26	100,000	127,154
4.35%, 09/08/26	100,000	115,570
3.63%, 01/20/27	385,000	436,469
3.95%, 04/23/27	258,000	292,274
3.59%, 07/22/28 (a)(b)	100,000	112,320
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.77%, 01/24/29 (a)(b)	308,000	351,137
4.43%, 01/23/30 (a)(b)	130,000	155,408
2.70%, 01/22/31 (a)(b)	340,000	363,674
3.62%, 04/01/31 (a)(b)	250,000	287,054
Natwest Group PLC
3.07%, 05/22/28 (a)(b)	200,000	211,114
4.89%, 05/18/29 (a)(b)	225,000	262,800
5.08%, 01/27/30 (a)(b)	200,000	238,811
Northern Trust Corp.
3.95%, 10/30/25 (c)	100,000	116,040
3.65%, 08/03/28 (a)	75,000	88,736
3.15%, 05/03/29 (a)	50,000	57,182
1.95%, 05/01/30 (a)	50,000	51,948
PNC Bank NA
3.25%, 01/22/28 (a)	250,000	281,642
2.70%, 10/22/29	250,000	270,315
PNC Financial Services Group, Inc.
2.60%, 07/23/26 (a)	50,000	54,650
2.55%, 01/22/30 (a)	190,000	206,399
Royal Bank of Canada
4.65%, 01/27/26	100,000	118,291
Santander Holdings USA, Inc.
3.24%, 10/05/26 (a)(d)	100,000	106,927
4.40%, 07/13/27 (a)	135,000	148,482
State Street Corp.
2.40%, 01/24/30	125,000	136,741
3.03%, 11/01/34 (a)(b)	100,000	109,479
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26	200,000	215,941
3.01%, 10/19/26	100,000	110,464
3.36%, 07/12/27	100,000	111,648
3.35%, 10/18/27	75,000	83,399
3.54%, 01/17/28	75,000	84,254
4.31%, 10/16/28	100,000	118,504
3.04%, 07/16/29	450,000	490,234
3.20%, 09/17/29	100,000	108,536
2.75%, 01/15/30	200,000	213,910
SVB Financial Group
3.13%, 06/05/30 (a)	50,000	55,795
Synchrony Financial
3.95%, 12/01/27 (a)	100,000	107,799
5.15%, 03/19/29 (a)	110,000	127,988
Toronto-Dominion Bank
3.63%, 09/15/31 (a)(b)	50,000	56,313
Truist Bank
4.05%, 11/03/25 (a)	75,000	86,976
Truist Financial Corp.
1.13%, 08/03/27 (a)	250,000	249,625
3.88%, 03/19/29 (a)	50,000	57,412
US Bancorp
3.95%, 11/17/25 (a)	200,000	231,025
2.38%, 07/22/26 (a)	150,000	163,855
3.15%, 04/27/27 (a)	170,000	191,965
3.00%, 07/30/29 (a)	100,000	111,234
1.38%, 07/22/30 (a)	50,000	49,687
Wells Fargo & Co.
3.00%, 04/22/26	325,000	354,432
4.10%, 06/03/26	200,000	225,379
7.57%, 08/01/26	25,000	32,529
3.00%, 10/23/26 (c)	500,000	546,700
3.20%, 06/17/27 (a)(b)	200,000	218,344
4.30%, 07/22/27 (c)	250,000	286,880
3.58%, 05/22/28 (a)(b)	200,000	223,825
2.39%, 06/02/28 (a)(b)	250,000	261,030
4.15%, 01/24/29 (a)	152,000	178,902

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 10/30/30 (a)(b)	300,000	321,921
2.57%, 02/11/31 (a)(b)	200,000	209,782
4.48%, 04/04/31 (a)(b)	200,000	242,271
Westpac Banking Corp.
2.85%, 05/13/26	150,000	166,444
2.70%, 08/19/26	100,000	110,047
3.40%, 01/25/28	50,000	57,587
2.65%, 01/16/30	70,000	77,315
4.32%, 11/23/31 (a)(b)	100,000	112,932
4.11%, 07/24/34 (a)(b)	175,000	197,025
		38,622,953
Brokerage/Asset Managers/Exchanges 1.5%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	50,000	53,468
Ameriprise Financial, Inc.
2.88%, 09/15/26 (a)	50,000	54,985
BGC Partners, Inc.
4.38%, 12/15/25 (a)(d)	150,000	152,767
BlackRock, Inc.
3.20%, 03/15/27	50,000	56,789
3.25%, 04/30/29 (a)	100,000	115,755
2.40%, 04/30/30 (a)	50,000	54,461
Brookfield Finance, Inc.
4.25%, 06/02/26 (a)	25,000	28,750
3.90%, 01/25/28 (a)	40,000	44,769
4.85%, 03/29/29 (a)	75,000	89,693
4.35%, 04/15/30 (a)	100,000	117,008
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	50,000	57,028
Charles Schwab Corp.
3.20%, 03/02/27 (a)(e)	50,000	55,972
3.25%, 05/22/29 (a)(e)	30,000	34,515
4.63%, 03/22/30 (a)(e)	150,000	190,240
CME Group, Inc.
3.75%, 06/15/28 (a)	50,000	58,720
E*TRADE Financial Corp.
3.80%, 08/24/27 (a)	75,000	84,348
Eaton Vance Corp.
3.50%, 04/06/27 (a)	25,000	27,632
Intercontinental Exchange, Inc.
3.75%, 12/01/25 (a)	100,000	113,555
3.10%, 09/15/27 (a)	50,000	55,330
3.75%, 09/21/28 (a)	66,000	76,582
2.10%, 06/15/30 (a)	100,000	103,321
Invesco Finance PLC
3.75%, 01/15/26	50,000	56,445
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	100,000	113,247
4.15%, 01/23/30	80,000	90,131
Lazard Group LLC
3.63%, 03/01/27 (a)	25,000	26,975
4.50%, 09/19/28 (a)	100,000	115,698
4.38%, 03/11/29 (a)	10,000	11,496
Legg Mason, Inc.
4.75%, 03/15/26	75,000	89,314
Nomura Holdings, Inc.
2.68%, 07/16/30	200,000	206,225
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	100,000	121,905
TD Ameritrade Holding Corp.
3.30%, 04/01/27 (a)	100,000	112,446
2.75%, 10/01/29 (a)	25,000	27,778
		2,597,348
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (a)	150,000	137,503
Air Lease Corp.
3.75%, 06/01/26 (a)	50,000	50,890
3.63%, 04/01/27 (a)	100,000	99,111
3.25%, 10/01/29 (a)	35,000	33,255
3.00%, 02/01/30 (a)	150,000	139,870
Aircastle Ltd.
4.25%, 06/15/26 (a)	60,000	55,622
Ares Capital Corp.
3.88%, 01/15/26 (a)	100,000	101,903
GATX Corp.
3.25%, 09/15/26 (a)	50,000	54,137
3.85%, 03/30/27 (a)	50,000	55,161
3.50%, 03/15/28 (a)	25,000	27,292
4.70%, 04/01/29 (a)	75,000	89,883
GE Capital Funding LLC
4.40%, 05/15/30 (a)(d)	250,000	268,179
GE Capital International Funding Co.
3.37%, 11/15/25	200,000	214,059
Owl Rock Capital Corp.
4.25%, 01/15/26 (a)	50,000	50,700
		1,377,565
Financial Other 0.0%
ORIX Corp.
3.70%, 07/18/27	35,000	39,723
Insurance 4.0%
Aflac, Inc.
2.88%, 10/15/26 (a)	50,000	55,520
3.60%, 04/01/30 (a)	50,000	58,602
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	50,000	54,550
American Financial Group, Inc.
3.50%, 08/15/26 (a)	100,000	108,236
American International Group, Inc.
4.20%, 04/01/28 (a)	50,000	58,132
4.25%, 03/15/29 (a)	200,000	235,450
3.40%, 06/30/30 (a)	50,000	55,422
5.75%, 04/01/48 (a)(b)	50,000	54,566
Anthem, Inc.
3.65%, 12/01/27 (a)	81,000	92,250
4.10%, 03/01/28 (a)	50,000	58,253
2.88%, 09/15/29 (a)	60,000	64,959
2.25%, 05/15/30 (a)	150,000	154,540
Aon Corp.
3.75%, 05/02/29 (a)	100,000	115,748
2.80%, 05/15/30 (a)	150,000	162,751
Aon PLC
3.88%, 12/15/25 (a)	75,000	85,784
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	50,000	58,041
Assurant, Inc.
4.90%, 03/27/28 (a)	60,000	66,866
Athene Holding Ltd.
6.15%, 04/03/30 (a)	100,000	119,665
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	50,000	55,169
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	100,000	109,767

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	150,000	156,514
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	125,000	129,991
5.63%, 05/15/30 (a)	50,000	58,289
Brown & Brown, Inc.
4.50%, 03/15/29 (a)	35,000	39,776
Chubb INA Holdings, Inc.
3.35%, 05/03/26 (a)	150,000	170,245
CNA Financial Corp.
4.50%, 03/01/26 (a)	25,000	29,405
3.90%, 05/01/29 (a)	50,000	57,432
2.05%, 08/15/30 (a)	50,000	49,871
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	75,000	87,002
Enstar Group Ltd.
4.95%, 06/01/29 (a)	50,000	56,058
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	150,000	170,953
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	50,000	55,053
4.63%, 04/29/30 (a)(d)	50,000	54,521
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	100,000	107,991
First American Financial Corp.
4.00%, 05/15/30 (a)	75,000	82,787
Globe Life, Inc.
4.55%, 09/15/28 (a)	50,000	59,768
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	50,000	51,414
Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	100,000	108,397
Humana, Inc.
3.95%, 03/15/27 (a)	50,000	57,227
4.88%, 04/01/30 (a)	50,000	62,590
Kemper Corp.
2.40%, 09/30/30 (a)	50,000	49,540
Lincoln National Corp.
3.80%, 03/01/28 (a)	75,000	86,382
3.05%, 01/15/30 (a)	100,000	108,263
Loews Corp.
3.20%, 05/15/30 (a)	50,000	55,934
Manulife Financial Corp.
4.15%, 03/04/26	95,000	111,696
2.48%, 05/19/27 (a)	50,000	53,505
4.06%, 02/24/32 (a)(b)	100,000	108,614
Markel Corp.
3.50%, 11/01/27 (a)	75,000	82,930
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26 (a)	50,000	56,719
4.38%, 03/15/29 (a)	100,000	121,638
2.25%, 11/15/30 (a)	35,000	36,738
Mercury General Corp.
4.40%, 03/15/27 (a)	25,000	27,171
MetLife, Inc.
3.60%, 11/13/25 (a)	50,000	56,733
4.55%, 03/23/30 (a)	100,000	125,406
Old Republic International Corp.
3.88%, 08/26/26 (a)	50,000	56,855
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	45,000	50,324
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	65,000	75,886
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Progressive Corp.
2.45%, 01/15/27	100,000	108,240
3.20%, 03/26/30 (a)	50,000	57,543
Prudential Financial, Inc.
1.50%, 03/10/26 (a)	100,000	104,294
3.88%, 03/27/28 (a)	125,000	147,122
2.10%, 03/10/30 (a)	50,000	52,485
4.50%, 09/15/47 (a)(b)	100,000	106,428
3.70%, 10/01/50 (a)(b)	50,000	50,959
Prudential PLC
3.13%, 04/14/30	100,000	111,107
Reinsurance Group of America, Inc.
3.95%, 09/15/26 (a)	30,000	33,878
3.90%, 05/15/29 (a)	50,000	57,070
3.15%, 06/15/30 (a)	50,000	54,597
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	50,000	56,534
UnitedHealth Group, Inc.
3.10%, 03/15/26	100,000	111,907
3.45%, 01/15/27	100,000	113,817
3.38%, 04/15/27	50,000	57,077
2.95%, 10/15/27	100,000	111,824
3.85%, 06/15/28	25,000	29,489
3.88%, 12/15/28	50,000	59,536
2.88%, 08/15/29	175,000	195,369
2.00%, 05/15/30 (a)	100,000	104,673
Unum Group
4.00%, 06/15/29 (a)	50,000	54,804
Voya Financial, Inc.
3.65%, 06/15/26	50,000	56,799
4.70%, 01/23/48 (a)(b)	25,000	25,041
Willis North America, Inc.
4.50%, 09/15/28 (a)	50,000	59,765
2.95%, 09/15/29 (a)	100,000	108,166
		6,762,413
REITs 4.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	50,000	58,121
3.80%, 04/15/26 (a)	50,000	57,343
3.95%, 01/15/28 (a)	50,000	57,647
2.75%, 12/15/29 (a)	200,000	217,926
American Campus Communities Operating Partnership LP
3.30%, 07/15/26 (a)	75,000	80,416
2.85%, 02/01/30 (a)	50,000	50,653
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	50,000	56,842
4.90%, 02/15/29 (a)	30,000	35,814
AvalonBay Communities, Inc.
2.95%, 05/11/26 (a)	35,000	38,848
2.90%, 10/15/26 (a)	100,000	109,901
3.35%, 05/15/27 (a)	30,000	33,527
2.30%, 03/01/30 (a)	50,000	53,284
Boston Properties LP
3.65%, 02/01/26 (a)	125,000	139,519
2.75%, 10/01/26 (a)	50,000	53,544
4.50%, 12/01/28 (a)	100,000	118,424
3.40%, 06/21/29 (a)	100,000	109,066
2.90%, 03/15/30 (a)	35,000	36,612
Brandywine Operating Partnership LP
3.95%, 11/15/27 (a)	50,000	51,978
Brixmor Operating Partnership LP
3.90%, 03/15/27 (a)	50,000	52,689
4.13%, 05/15/29 (a)	75,000	81,330
4.05%, 07/01/30 (a)	50,000	53,672

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Camden Property Trust
3.15%, 07/01/29 (a)	75,000	83,649
2.80%, 05/15/30 (a)	100,000	108,878
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (a)	35,000	35,905
CubeSmart LP
3.13%, 09/01/26 (a)	100,000	108,292
CyrusOne LP/CyrusOne Finance Corp.
3.45%, 11/15/29 (a)	50,000	54,298
Digital Realty Trust LP
4.45%, 07/15/28 (a)	100,000	119,570
3.60%, 07/01/29 (a)	100,000	114,784
Duke Realty LP
4.00%, 09/15/28 (a)	50,000	58,709
2.88%, 11/15/29 (a)	50,000	54,690
EPR Properties
4.50%, 06/01/27 (a)	50,000	46,271
4.95%, 04/15/28 (a)	100,000	97,368
ERP Operating LP
2.85%, 11/01/26 (a)	75,000	82,967
4.15%, 12/01/28 (a)	100,000	119,200
3.00%, 07/01/29 (a)	70,000	77,422
Essex Portfolio LP
3.38%, 04/15/26 (a)	70,000	77,803
4.00%, 03/01/29 (a)	100,000	115,693
Federal Realty Investment Trust
3.25%, 07/15/27 (a)	100,000	106,251
Healthcare Realty Trust, Inc.
2.40%, 03/15/30 (a)	50,000	50,838
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	35,000	39,278
3.10%, 02/15/30 (a)	50,000	53,882
Healthpeak Properties, Inc.
3.25%, 07/15/26 (a)	93,000	104,067
3.50%, 07/15/29 (a)	50,000	55,898
3.00%, 01/15/30 (a)	50,000	54,010
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	112,274
Host Hotels & Resorts LP
3.38%, 12/15/29 (a)	50,000	47,061
3.50%, 09/15/30 (a)	50,000	47,895
Hudson Pacific Properties LP
3.95%, 11/01/27 (a)	20,000	21,612
4.65%, 04/01/29 (a)	100,000	114,296
Kilroy Realty LP
4.25%, 08/15/29 (a)	70,000	79,193
3.05%, 02/15/30 (a)	75,000	78,616
Kimco Realty Corp.
2.80%, 10/01/26 (a)	75,000	79,965
1.90%, 03/01/28 (a)	50,000	49,254
Lexington Realty Trust
2.70%, 09/15/30 (a)	50,000	51,013
Life Storage LP
3.88%, 12/15/27 (a)	70,000	78,554
4.00%, 06/15/29 (a)	80,000	91,135
Mid-America Apartments LP
4.00%, 11/15/25 (a)	20,000	22,541
4.20%, 06/15/28 (a)	100,000	117,231
3.95%, 03/15/29 (a)	40,000	46,490
National Retail Properties, Inc.
3.60%, 12/15/26 (a)	100,000	108,307
4.30%, 10/15/28 (a)	50,000	56,414
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Omega Healthcare Investors, Inc.
5.25%, 01/15/26 (a)	100,000	109,497
3.63%, 10/01/29 (a)	100,000	101,720
Physicians Realty LP
4.30%, 03/15/27 (a)	50,000	53,484
Piedmont Operating Partnership LP
3.15%, 08/15/30 (a)	50,000	49,156
Prologis LP
3.75%, 11/01/25 (a)	100,000	114,187
3.25%, 10/01/26 (a)	29,000	32,869
2.13%, 04/15/27 (a)	100,000	106,459
2.25%, 04/15/30 (a)	100,000	106,493
Public Storage
3.09%, 09/15/27 (a)	100,000	112,213
Realty Income Corp.
4.13%, 10/15/26 (a)	50,000	58,028
3.65%, 01/15/28 (a)	75,000	84,642
3.25%, 01/15/31 (a)	50,000	55,375
Regency Centers LP
3.60%, 02/01/27 (a)	75,000	81,078
2.95%, 09/15/29 (a)	50,000	51,943
3.70%, 06/15/30 (a)	50,000	54,950
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	50,000	50,056
Sabra Health Care LP
3.90%, 10/15/29 (a)	90,000	88,032
Simon Property Group LP
3.30%, 01/15/26 (a)	50,000	54,234
3.25%, 11/30/26 (a)	100,000	108,954
3.38%, 06/15/27 (a)	100,000	106,920
3.38%, 12/01/27 (a)	100,000	107,199
2.45%, 09/13/29 (a)	150,000	149,334
SITE Centers Corp.
4.70%, 06/01/27 (a)	26,000	27,491
Spirit Realty LP
4.45%, 09/15/26 (a)	34,000	36,749
3.20%, 01/15/27 (a)	75,000	76,413
4.00%, 07/15/29 (a)	50,000	52,074
STORE Capital Corp.
4.50%, 03/15/28 (a)	70,000	75,398
Tanger Properties LP
3.13%, 09/01/26 (a)	50,000	48,066
UDR, Inc.
3.50%, 01/15/28 (a)	50,000	55,628
4.40%, 01/26/29 (a)	100,000	118,525
Ventas Realty LP
3.25%, 10/15/26 (a)	25,000	26,651
3.85%, 04/01/27 (a)	45,000	48,711
4.00%, 03/01/28 (a)	21,000	22,885
4.40%, 01/15/29 (a)	100,000	112,886
3.00%, 01/15/30 (a)	45,000	45,743
VEREIT Operating Partnership LP
4.63%, 11/01/25 (a)	50,000	55,235
4.88%, 06/01/26 (a)	50,000	55,832
3.95%, 08/15/27 (a)	75,000	80,117
3.40%, 01/15/28 (a)	50,000	52,211
3.10%, 12/15/29 (a)	70,000	70,411
Welltower, Inc.
4.25%, 04/01/26 (a)	135,000	154,970
4.13%, 03/15/29 (a)	100,000	113,942

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
WP Carey, Inc.
3.85%, 07/15/29 (a)	30,000	32,538
		7,768,029
		57,168,031

Industrial 58.5%
Basic Industry 2.6%
Air Products and Chemicals, Inc.
2.05%, 05/15/30 (a)	50,000	52,757
Cabot Corp.
4.00%, 07/01/29 (a)	50,000	53,210
Dow Chemical Co.
4.55%, 11/30/25 (a)	75,000	87,469
3.63%, 05/15/26 (a)	25,000	27,731
4.80%, 11/30/28 (a)	90,000	108,874
7.38%, 11/01/29	50,000	70,629
DuPont de Nemours, Inc.
4.49%, 11/15/25 (a)	175,000	201,747
4.73%, 11/15/28 (a)	170,000	204,248
Eastman Chemical Co.
4.50%, 12/01/28 (a)	25,000	29,506
Ecolab, Inc.
2.70%, 11/01/26 (a)	75,000	83,816
3.25%, 12/01/27 (a)	25,000	28,427
4.80%, 03/24/30 (a)	125,000	159,190
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	75,000	85,202
FMC Corp.
3.20%, 10/01/26 (a)	50,000	55,315
Huntsman International LLC
4.50%, 05/01/29 (a)	75,000	84,783
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	50,000	58,739
International Paper Co.
3.80%, 01/15/26 (a)	50,000	57,184
Kinross Gold Corp.
4.50%, 07/15/27 (a)	50,000	57,011
Linde, Inc.
3.20%, 01/30/26 (a)	50,000	56,200
1.10%, 08/10/30 (a)	100,000	97,319
LYB International Finance II BV
3.50%, 03/02/27 (a)	75,000	83,359
LYB International Finance III LLC
3.38%, 05/01/30 (a)	50,000	54,715
Mosaic Co.
4.05%, 11/15/27 (a)	50,000	55,719
Newmont Corp.
2.80%, 10/01/29 (a)	75,000	81,082
Nucor Corp.
3.95%, 05/01/28 (a)	100,000	116,869
Nutrien Ltd.
4.00%, 12/15/26 (a)	75,000	86,686
4.20%, 04/01/29 (a)	50,000	59,545
2.95%, 05/13/30 (a)	100,000	109,439
Packaging Corp. of America
3.00%, 12/15/29 (a)	85,000	93,342
PPG Industries, Inc.
3.75%, 03/15/28 (a)	25,000	30,170
2.80%, 08/15/29 (a)	75,000	81,714
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	50,000	49,138
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	50,000	70,794
Rohm and Haas Co.
7.85%, 07/15/29	100,000	141,255
RPM International, Inc.
3.75%, 03/15/27 (a)	50,000	55,048
4.55%, 03/01/29 (a)	50,000	58,569
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	25,000	28,140
2.95%, 08/15/29 (a)	135,000	148,757
Steel Dynamics, Inc.
5.00%, 12/15/26 (a)	70,000	74,839
3.45%, 04/15/30 (a)	75,000	82,658
Suzano Austria GmbH
6.00%, 01/15/29 (a)	200,000	228,566
Teck Resources Ltd.
3.90%, 07/15/30 (a)	50,000	52,437
Vale Overseas Ltd.
6.25%, 08/10/26	100,000	118,352
3.75%, 07/08/30 (a)	150,000	154,456
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	75,000	82,467
WestRock MWV LLC
8.20%, 01/15/30	20,000	28,204
Weyerhaeuser Co.
6.95%, 10/01/27	25,000	32,053
4.00%, 11/15/29 (a)	125,000	146,623
WRKCo, Inc.
4.65%, 03/15/26 (a)	75,000	88,294
3.38%, 09/15/27 (a)	75,000	82,828
4.00%, 03/15/28 (a)	75,000	86,017
3.90%, 06/01/28 (a)	25,000	28,625
4.90%, 03/15/29 (a)	50,000	61,629
		4,411,746
Capital Goods 5.7%
3M Co.
2.25%, 09/19/26 (a)	100,000	108,325
3.63%, 09/14/28 (a)	50,000	58,471
3.38%, 03/01/29 (a)	100,000	115,405
2.38%, 08/26/29 (a)	100,000	108,311
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	60,000	71,505
Allegion PLC
3.50%, 10/01/29 (a)	50,000	54,725
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	65,000	76,970
Amphenol Corp.
4.35%, 06/01/29 (a)	50,000	60,767
2.80%, 02/15/30 (a)	75,000	82,419
Avery Dennison Corp.
4.88%, 12/06/28 (a)	45,000	56,092
2.65%, 04/30/30 (a)	100,000	107,313
Boeing Co.
3.10%, 05/01/26 (a)	50,000	50,302
2.25%, 06/15/26 (a)	50,000	48,483
2.70%, 02/01/27 (a)	20,000	19,537
2.80%, 03/01/27 (a)	75,000	73,160
5.04%, 05/01/27 (a)	150,000	165,750
3.25%, 03/01/28 (a)	40,000	39,685
3.45%, 11/01/28 (a)	50,000	50,278
3.20%, 03/01/29 (a)	120,000	118,687
2.95%, 02/01/30 (a)	50,000	48,463
5.15%, 05/01/30 (a)	375,000	422,102

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Carlisle Cos., Inc.
2.75%, 03/01/30 (a)	100,000	106,736
Carrier Global Corp.
2.49%, 02/15/27 (a)(d)	75,000	78,658
2.72%, 02/15/30 (a)(d)	150,000	157,008
Caterpillar, Inc.
2.60%, 09/19/29 (a)	180,000	197,618
CNH Industrial Capital LLC
1.88%, 01/15/26 (a)(f)	50,000	49,946
CNH Industrial NV
3.85%, 11/15/27 (a)	40,000	43,354
Deere & Co.
5.38%, 10/16/29	50,000	65,662
Dover Corp.
3.15%, 11/15/25 (a)	50,000	55,300
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	25,000	26,062
Emerson Electric Co.
0.88%, 10/15/26 (a)	50,000	49,803
1.80%, 10/15/27 (a)	100,000	104,611
Fortive Corp.
3.15%, 06/15/26 (a)	95,000	105,117
Fortune Brands Home & Security, Inc.
3.25%, 09/15/29 (a)	25,000	27,710
General Dynamics Corp.
3.50%, 04/01/27 (a)	200,000	230,095
3.63%, 04/01/30 (a)	175,000	208,477
General Electric Co.
5.55%, 01/05/26	50,000	58,687
3.45%, 05/01/27 (a)	100,000	105,884
3.63%, 05/01/30 (a)	150,000	155,509
Hexcel Corp.
3.95%, 02/15/27 (a)	50,000	53,932
Honeywell International, Inc.
2.50%, 11/01/26 (a)	110,000	121,146
2.70%, 08/15/29 (a)	75,000	83,122
1.95%, 06/01/30 (a)	100,000	105,369
Hubbell, Inc.
3.50%, 02/15/28 (a)	50,000	54,565
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	50,000	54,687
4.20%, 05/01/30 (a)(d)	100,000	114,814
IDEX Corp.
3.00%, 05/01/30 (a)	50,000	55,097
Illinois Tool Works, Inc.
2.65%, 11/15/26 (a)	125,000	138,783
John Deere Capital Corp.
2.65%, 06/10/26	150,000	165,248
2.25%, 09/14/26	50,000	54,318
1.75%, 03/09/27	50,000	52,295
2.80%, 09/08/27	35,000	39,120
3.05%, 01/06/28	50,000	56,130
3.45%, 03/07/29	20,000	23,330
2.80%, 07/18/29	65,000	72,584
2.45%, 01/09/30	40,000	43,603
Johnson Controls International plc
3.90%, 02/14/26 (a)	50,000	57,017
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	100,000	115,039
4.40%, 06/15/28 (a)	150,000	179,194
4.40%, 06/15/28 (a)	25,000	29,909
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	50,000	53,240
4.40%, 03/15/29 (a)	50,000	55,629
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lennox International, Inc.
1.70%, 08/01/27 (a)	50,000	50,058
Lockheed Martin Corp.
3.55%, 01/15/26 (a)	135,000	153,758
Martin Marietta Materials, Inc.
3.50%, 12/15/27 (a)	72,000	80,981
Masco Corp.
4.38%, 04/01/26 (a)	25,000	29,062
2.00%, 10/01/30 (a)	50,000	50,115
Mohawk Industries, Inc.
3.63%, 05/15/30 (a)	40,000	43,818
Northrop Grumman Corp.
3.20%, 02/01/27 (a)	50,000	55,969
3.25%, 01/15/28 (a)	165,000	185,644
4.40%, 05/01/30 (a)	100,000	123,517
nVent Finance Sarl
4.55%, 04/15/28 (a)	40,000	43,064
Oshkosh Corp.
3.10%, 03/01/30 (a)	50,000	53,118
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	50,000	53,262
2.57%, 02/15/30 (a)	120,000	129,092
Owens Corning
3.40%, 08/15/26 (a)	100,000	108,076
Parker-Hannifin Corp.
3.25%, 03/01/27 (a)	60,000	66,325
3.25%, 06/14/29 (a)	75,000	84,247
Pentair Finance Sarl
4.50%, 07/01/29 (a)	50,000	57,015
Raytheon Technologies Corp.
3.50%, 03/15/27 (a)(d)	100,000	112,622
3.13%, 05/04/27 (a)	125,000	138,971
6.70%, 08/01/28	20,000	27,258
4.13%, 11/16/28 (a)	325,000	385,315
Republic Services, Inc.
2.90%, 07/01/26 (a)	50,000	55,342
3.38%, 11/15/27 (a)	15,000	17,088
3.95%, 05/15/28 (a)	75,000	88,624
2.30%, 03/01/30 (a)	75,000	79,831
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	50,000	57,972
Roper Technologies, Inc.
3.80%, 12/15/26 (a)	100,000	115,525
4.20%, 09/15/28 (a)	50,000	59,662
2.95%, 09/15/29 (a)	75,000	82,566
Snap-on, Inc.
3.25%, 03/01/27 (a)	25,000	27,697
Stanley Black & Decker, Inc.
3.40%, 03/01/26 (a)	25,000	28,031
4.25%, 11/15/28 (a)	50,000	60,826
2.30%, 03/15/30 (a)	100,000	107,550
Textron, Inc.
4.00%, 03/15/26 (a)	50,000	55,213
3.65%, 03/15/27 (a)	50,000	54,957
3.90%, 09/17/29 (a)	75,000	84,259
Timken Co.
4.50%, 12/15/28 (a)	75,000	82,628
Trane Technologies Luxembourg Finance S.A.
3.50%, 03/21/26 (a)	50,000	56,018
3.80%, 03/21/29 (a)	90,000	105,716
Vulcan Materials Co.
3.90%, 04/01/27 (a)	50,000	56,700
3.50%, 06/01/30 (a)	100,000	112,683

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Waste Connections, Inc.
4.25%, 12/01/28 (a)	25,000	29,896
3.50%, 05/01/29 (a)	50,000	57,023
2.60%, 02/01/30 (a)	50,000	53,923
Waste Management, Inc.
3.15%, 11/15/27 (a)	155,000	173,378
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (a)	85,000	90,321
4.95%, 09/15/28 (a)(g)(h)	125,000	145,749
Xylem, Inc.
3.25%, 11/01/26 (a)	50,000	55,771
		9,567,394
Communications 8.0%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	175,000	199,367
1.35%, 09/15/30 (a)	50,000	48,937
America Movil S.A.B. de C.V.
2.88%, 05/07/30 (a)	200,000	216,848
American Tower Corp.
4.40%, 02/15/26 (a)	20,000	22,954
3.38%, 10/15/26 (a)	125,000	138,559
3.13%, 01/15/27 (a)	75,000	82,046
3.55%, 07/15/27 (a)	50,000	56,010
3.60%, 01/15/28 (a)	100,000	112,557
3.95%, 03/15/29 (a)	50,000	57,718
3.80%, 08/15/29 (a)	275,000	315,373
2.90%, 01/15/30 (a)	35,000	37,859
AT&T, Inc.
3.88%, 01/15/26 (a)	50,000	56,778
4.13%, 02/17/26 (a)	260,000	298,364
2.95%, 07/15/26 (a)	190,000	208,205
3.80%, 02/15/27 (a)	95,000	107,149
4.25%, 03/01/27 (a)	200,000	231,882
2.30%, 06/01/27 (a)	200,000	210,372
1.65%, 02/01/28 (a)	150,000	150,357
4.10%, 02/15/28 (a)	150,000	173,724
4.35%, 03/01/29 (a)	325,000	382,705
4.30%, 02/15/30 (a)	275,000	326,242
British Telecommunications PLC
5.13%, 12/04/28 (a)	200,000	243,014
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	95,000	105,363
4.20%, 03/15/28 (a)	125,000	142,100
5.05%, 03/30/29 (a)	125,000	149,981
Comcast Corp.
3.95%, 10/15/25 (a)	100,000	114,841
3.15%, 03/01/26 (a)	175,000	195,261
2.35%, 01/15/27 (a)	50,000	53,743
3.30%, 02/01/27 (a)	125,000	141,214
3.30%, 04/01/27 (a)	100,000	113,221
3.15%, 02/15/28 (a)	125,000	140,666
3.55%, 05/01/28 (a)	100,000	115,994
4.15%, 10/15/28 (a)	342,000	412,365
2.65%, 02/01/30 (a)	175,000	190,426
3.40%, 04/01/30 (a)	50,000	57,723
Crown Castle International Corp.
4.45%, 02/15/26 (a)	100,000	114,832
3.65%, 09/01/27 (a)	100,000	112,178
3.80%, 02/15/28 (a)	25,000	28,339
4.30%, 02/15/29 (a)	125,000	146,317
3.10%, 11/15/29 (a)	50,000	54,272
3.30%, 07/01/30 (a)	100,000	109,860
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Discovery Communications LLC
4.90%, 03/11/26 (a)	100,000	117,066
3.95%, 03/20/28 (a)	50,000	56,982
4.13%, 05/15/29 (a)	150,000	172,524
3.63%, 05/15/30 (a)	50,000	55,535
Electronic Arts, Inc.
4.80%, 03/01/26 (a)	50,000	59,377
Fox Corp.
4.71%, 01/25/29 (a)	125,000	150,012
3.50%, 04/08/30 (a)	100,000	113,183
Interpublic Group of Cos., Inc.
4.75%, 03/30/30 (a)	150,000	180,463
Moody's Corp.
3.25%, 01/15/28 (a)	75,000	85,360
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	50,000	51,658
4.20%, 06/01/30 (a)	50,000	58,545
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/26 (a)	125,000	140,952
RELX Capital, Inc.
4.00%, 03/18/29 (a)	185,000	217,279
Rogers Communications, Inc.
3.63%, 12/15/25 (a)	125,000	141,534
S&P Global, Inc.
2.95%, 01/22/27 (a)	50,000	56,111
1.25%, 08/15/30 (a)	50,000	49,246
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)(d)	300,000	336,796
2.05%, 02/15/28 (a)(d)(f)	200,000	205,104
3.88%, 04/15/30 (a)(c)(d)	650,000	738,806
TCI Communications, Inc.
7.88%, 02/15/26	50,000	67,716
7.13%, 02/15/28	50,000	69,418
Telefonica Emisiones S.A.
4.10%, 03/08/27	150,000	170,746
Telefonica Europe BV
8.25%, 09/15/30	200,000	302,405
TELUS Corp.
3.70%, 09/15/27 (a)	75,000	84,896
Thomson Reuters Corp.
3.35%, 05/15/26 (a)	50,000	55,044
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	150,000	166,620
Verizon Communications, Inc.
2.63%, 08/15/26	200,000	218,761
4.13%, 03/16/27	325,000	384,433
3.00%, 03/22/27 (a)	150,000	167,363
4.33%, 09/21/28	235,000	285,576
3.88%, 02/08/29 (a)	175,000	207,656
4.02%, 12/03/29 (a)	300,000	360,082
3.15%, 03/22/30 (a)	125,000	141,339
1.50%, 09/18/30 (a)	50,000	49,868
ViacomCBS, Inc.
4.00%, 01/15/26 (a)(c)	100,000	112,698
2.90%, 01/15/27 (a)	150,000	162,055
3.38%, 02/15/28 (a)	50,000	55,062
3.70%, 06/01/28 (a)	50,000	55,529
Vodafone Group PLC
4.38%, 05/30/28	215,000	255,409
7.88%, 02/15/30	100,000	145,234
Walt Disney Co.
1.75%, 01/13/26	200,000	208,206
3.38%, 11/15/26 (a)	150,000	169,839
3.70%, 03/23/27	100,000	115,250

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.20%, 01/13/28	100,000	105,411
2.00%, 09/01/29 (a)	250,000	258,265
		13,537,130
Consumer Cyclical 7.6%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	50,000	49,923
3.90%, 04/15/30 (a)	75,000	84,550
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	200,000	224,274
Amazon.com, Inc.
5.20%, 12/03/25 (a)	175,000	213,170
1.20%, 06/03/27 (a)	100,000	101,741
1.50%, 06/03/30 (a)	100,000	102,217
American Honda Finance Corp.
2.35%, 01/08/27	29,000	30,945
3.50%, 02/15/28	41,000	46,701
Aptiv PLC
4.35%, 03/15/29 (a)	75,000	85,273
Automatic Data Processing, Inc.
1.25%, 09/01/30 (a)	100,000	98,649
AutoNation, Inc.
3.80%, 11/15/27 (a)	50,000	54,813
AutoZone, Inc.
3.13%, 04/21/26 (a)	50,000	55,029
3.75%, 06/01/27 (a)	25,000	28,568
3.75%, 04/18/29 (a)	75,000	86,655
4.00%, 04/15/30 (a)	50,000	59,376
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	50,000	59,366
1.95%, 10/01/30 (a)	50,000	49,724
Block Financial LLC
5.25%, 10/01/25 (a)	25,000	28,076
Booking Holdings, Inc.
3.60%, 06/01/26 (a)	125,000	138,557
4.50%, 04/13/27 (a)	50,000	58,749
3.55%, 03/15/28 (a)	25,000	27,937
4.63%, 04/13/30 (a)	150,000	180,445
BorgWarner, Inc.
2.65%, 07/01/27 (a)	100,000	105,487
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	30,000	31,805
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	75,000	84,348
1.38%, 06/20/27 (a)	50,000	51,193
1.60%, 04/20/30 (a)	250,000	254,680
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	50,000	52,923
Dollar General Corp.
4.15%, 11/01/25 (a)	100,000	115,297
3.88%, 04/15/27 (a)	50,000	57,450
4.13%, 05/01/28 (a)	50,000	58,957
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	75,000	88,318
eBay, Inc.
2.70%, 03/11/30 (a)	175,000	185,881
Expedia Group, Inc.
5.00%, 02/15/26 (a)	75,000	80,148
4.63%, 08/01/27 (a)	75,000	78,781
3.80%, 02/15/28 (a)	75,000	75,442
3.25%, 02/15/30 (a)	125,000	120,571
General Motors Co.
6.13%, 10/01/25 (a)	250,000	290,464
4.20%, 10/01/27 (a)	125,000	133,904
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.80%, 10/01/27 (a)	100,000	121,764
5.00%, 10/01/28 (a)	30,000	33,749
General Motors Financial Co., Inc.
5.25%, 03/01/26 (a)	200,000	225,996
4.00%, 10/06/26 (a)	50,000	53,826
4.35%, 01/17/27 (a)	50,000	54,388
3.60%, 06/21/30 (a)	100,000	103,525
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26 (a)	100,000	110,922
5.75%, 06/01/28 (a)	80,000	91,336
5.30%, 01/15/29 (a)	100,000	111,794
Home Depot, Inc.
3.00%, 04/01/26 (a)	175,000	196,536
2.13%, 09/15/26 (a)	150,000	161,879
2.50%, 04/15/27 (a)	50,000	54,516
2.80%, 09/14/27 (a)	155,000	171,708
3.90%, 12/06/28 (a)	100,000	119,813
2.95%, 06/15/29 (a)	94,000	106,509
2.70%, 04/15/30 (a)	50,000	55,700
Hyatt Hotels Corp.
4.85%, 03/15/26 (a)	50,000	53,772
4.38%, 09/15/28 (a)	60,000	61,703
IHS Markit Ltd.
4.75%, 08/01/28 (a)	125,000	148,998
4.25%, 05/01/29 (a)	25,000	29,072
JD.com, Inc.
3.88%, 04/29/26	200,000	222,124
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	150,000	152,165
3.90%, 08/08/29 (a)	75,000	74,889
Lear Corp.
3.80%, 09/15/27 (a)	60,000	63,324
4.25%, 05/15/29 (a)	25,000	27,251
3.50%, 05/30/30 (a)	50,000	51,060
Lowe's Cos., Inc.
2.50%, 04/15/26 (a)	175,000	189,898
3.10%, 05/03/27 (a)	75,000	83,788
6.50%, 03/15/29	22,000	29,779
3.65%, 04/05/29 (a)	100,000	115,708
4.50%, 04/15/30 (a)	100,000	123,842
Magna International, Inc.
2.45%, 06/15/30 (a)	50,000	52,705
Marriott International, Inc.
4.00%, 04/15/28 (a)	50,000	51,516
4.65%, 12/01/28 (a)	50,000	53,829
4.63%, 06/15/30 (a)	150,000	161,311
Mastercard, Inc.
2.95%, 11/21/26 (a)	25,000	28,191
3.30%, 03/26/27 (a)	150,000	171,763
3.50%, 02/26/28 (a)	50,000	58,396
2.95%, 06/01/29 (a)	275,000	311,360
3.35%, 03/26/30 (a)	50,000	58,783
McDonald's Corp.
3.70%, 01/30/26 (a)	200,000	228,211
3.50%, 03/01/27 (a)	125,000	141,926
3.80%, 04/01/28 (a)	100,000	116,753
2.13%, 03/01/30 (a)	100,000	104,250
3.60%, 07/01/30 (a)	50,000	58,361
NIKE, Inc.
2.38%, 11/01/26 (a)	75,000	81,958
2.75%, 03/27/27 (a)	100,000	111,006
2.85%, 03/27/30 (a)	150,000	168,565
NVR, Inc.
3.00%, 05/15/30 (a)	50,000	54,048

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
O'Reilly Automotive, Inc.
4.35%, 06/01/28 (a)	100,000	118,817
3.90%, 06/01/29 (a)	50,000	58,302
4.20%, 04/01/30 (a)	175,000	210,112
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	50,000	52,278
Ross Stores, Inc.
4.70%, 04/15/27 (a)	75,000	88,526
4.80%, 04/15/30 (a)	25,000	30,455
Sands China Ltd.
5.40%, 08/08/28 (a)	200,000	223,841
Starbucks Corp.
2.45%, 06/15/26 (a)	75,000	81,259
3.50%, 03/01/28 (a)	75,000	85,198
4.00%, 11/15/28 (a)	11,000	12,980
3.55%, 08/15/29 (a)	150,000	172,183
2.25%, 03/12/30 (a)	75,000	77,935
2.55%, 11/15/30 (a)	30,000	31,863
Tapestry, Inc.
4.13%, 07/15/27 (a)	20,000	19,742
Target Corp.
2.50%, 04/15/26	115,000	125,934
3.38%, 04/15/29 (a)	100,000	116,637
TJX Cos., Inc.
2.25%, 09/15/26 (a)	60,000	63,957
3.75%, 04/15/27 (a)	50,000	57,550
3.88%, 04/15/30 (a)	150,000	178,135
Toyota Motor Corp.
2.76%, 07/02/29	100,000	111,463
Toyota Motor Credit Corp.
3.20%, 01/11/27	50,000	56,151
3.05%, 01/11/28	150,000	168,603
3.65%, 01/08/29	25,000	29,366
2.15%, 02/13/30	175,000	184,914
VF Corp.
2.80%, 04/23/27 (a)	50,000	54,264
2.95%, 04/23/30 (a)	50,000	54,545
Visa, Inc.
3.15%, 12/14/25 (a)	185,000	207,197
1.90%, 04/15/27 (a)	100,000	106,134
2.75%, 09/15/27 (a)	200,000	222,635
2.05%, 04/15/30 (a)	150,000	161,008
Walgreens Boots Alliance, Inc.
3.45%, 06/01/26 (a)	200,000	218,721
3.20%, 04/15/30 (a)	75,000	78,799
Walmart, Inc.
5.88%, 04/05/27 (c)	50,000	64,908
3.70%, 06/26/28 (a)	200,000	236,632
2.38%, 09/24/29 (a)	50,000	54,971
7.55%, 02/15/30	75,000	115,509
		12,876,177
Consumer Non-Cyclical 15.3%
Abbott Laboratories
3.75%, 11/30/26 (a)	150,000	174,418
AbbVie, Inc.
3.20%, 05/14/26 (a)	175,000	192,692
2.95%, 11/21/26 (a)(d)	275,000	299,794
4.25%, 11/14/28 (a)	150,000	178,219
3.20%, 11/21/29 (a)(c)(d)	475,000	523,790
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	30,000	34,752
Agilent Technologies, Inc.
3.05%, 09/22/26 (a)	25,000	27,603
2.75%, 09/15/29 (a)	150,000	162,094
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ahold Finance USA LLC
6.88%, 05/01/29	25,000	35,336
Altria Group, Inc.
4.40%, 02/14/26 (a)	100,000	115,434
2.63%, 09/16/26 (a)	75,000	80,510
4.80%, 02/14/29 (a)	225,000	266,514
3.40%, 05/06/30 (a)	100,000	109,120
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	50,000	57,128
2.80%, 05/15/30 (a)	50,000	53,536
Amgen, Inc.
2.60%, 08/19/26 (a)	50,000	54,387
2.20%, 02/21/27 (a)	100,000	105,955
3.20%, 11/02/27 (a)	125,000	140,031
2.45%, 02/21/30 (a)	125,000	132,582
2.30%, 02/25/31 (a)	50,000	52,457
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	400,000	448,510
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	235,000	263,195
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 (a)	250,000	289,295
4.75%, 01/23/29 (a)	95,000	116,030
3.50%, 06/01/30 (a)	200,000	228,595
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	75,000	81,407
3.25%, 03/27/30 (a)	100,000	114,513
Ascension Health
2.53%, 11/15/29 (a)	100,000	108,534
AstraZeneca PLC
3.38%, 11/16/25	155,000	174,096
3.13%, 06/12/27 (a)	30,000	33,416
4.00%, 01/17/29 (a)	250,000	296,932
Banner Health
2.34%, 01/01/30 (a)	50,000	51,888
BAT Capital Corp.
3.22%, 09/06/26 (a)	250,000	268,947
3.56%, 08/15/27 (a)	300,000	324,552
2.26%, 03/25/28 (a)	50,000	50,245
3.46%, 09/06/29 (a)	50,000	53,607
4.91%, 04/02/30 (a)	50,000	58,889
BAT International Finance PLC
1.67%, 03/25/26 (a)	50,000	50,189
Baxter International, Inc.
2.60%, 08/15/26 (a)	75,000	81,905
3.95%, 04/01/30 (a)(d)	50,000	59,936
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	250,000	283,682
2.82%, 05/20/30 (a)	50,000	54,028
Biogen, Inc.
2.25%, 05/01/30 (a)	350,000	358,598
Boston Scientific Corp.
3.75%, 03/01/26 (a)	25,000	28,565
4.00%, 03/01/29 (a)	150,000	174,677
2.65%, 06/01/30 (a)	75,000	79,946
Bristol-Myers Squibb Co.
3.20%, 06/15/26 (a)	225,000	253,488
3.25%, 02/27/27	100,000	114,507
3.45%, 11/15/27 (a)	100,000	115,352
3.40%, 07/26/29 (a)	275,000	319,917
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (a)	100,000	107,910
Campbell Soup Co.
4.15%, 03/15/28 (a)	75,000	87,312
2.38%, 04/24/30 (a)	50,000	52,147

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	100,000	111,550
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	25,000	27,438
Cigna Corp.
4.13%, 11/15/25 (a)	200,000	229,283
3.40%, 03/01/27 (a)	100,000	112,327
3.05%, 10/15/27 (a)	100,000	110,771
4.38%, 10/15/28 (a)	325,000	387,016
2.40%, 03/15/30 (a)	150,000	155,798
Clorox Co.
3.90%, 05/15/28 (a)	50,000	59,244
1.80%, 05/15/30 (a)	100,000	102,902
Coca-Cola Co.
2.55%, 06/01/26	75,000	82,370
2.25%, 09/01/26	125,000	135,550
3.38%, 03/25/27	250,000	287,170
2.90%, 05/25/27	30,000	33,600
1.45%, 06/01/27	50,000	51,545
2.13%, 09/06/29	100,000	106,972
3.45%, 03/25/30	100,000	118,503
1.65%, 06/01/30	50,000	51,797
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	25,000	27,880
Coca-Cola Femsa S.A.B. de C.V.
2.75%, 01/22/30 (a)	150,000	161,773
CommonSpirit Health
3.35%, 10/01/29 (a)	170,000	180,790
Conagra Brands, Inc.
4.60%, 11/01/25 (a)	75,000	87,177
4.85%, 11/01/28 (a)	125,000	153,011
Constellation Brands, Inc.
3.70%, 12/06/26 (a)	75,000	85,728
3.50%, 05/09/27 (a)	75,000	84,006
4.65%, 11/15/28 (a)	75,000	90,383
3.15%, 08/01/29 (a)	25,000	27,401
2.88%, 05/01/30 (a)	50,000	53,922
CVS Health Corp.
2.88%, 06/01/26 (a)	200,000	217,313
3.00%, 08/15/26 (a)	100,000	109,587
3.63%, 04/01/27 (a)	100,000	112,446
1.30%, 08/21/27 (a)	50,000	49,296
4.30%, 03/25/28 (a)(c)	810,000	948,113
3.25%, 08/15/29 (a)	150,000	165,478
3.75%, 04/01/30 (a)	50,000	57,205
1.75%, 08/21/30 (a)	200,000	196,132
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	50,000	54,418
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	75,000	81,649
Diageo Capital PLC
2.38%, 10/24/29 (a)	200,000	213,357
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	119,764
Eli Lilly and Co.
3.10%, 05/15/27 (a)	25,000	28,153
3.38%, 03/15/29 (a)	75,000	87,102
Estee Lauder Cos., Inc.
3.15%, 03/15/27 (a)	50,000	56,423
2.38%, 12/01/29 (a)	50,000	54,014
2.60%, 04/15/30 (a)	100,000	109,386
General Mills, Inc.
4.20%, 04/17/28 (a)	175,000	206,882
2.88%, 04/15/30 (a)	100,000	109,877
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gilead Sciences, Inc.
3.65%, 03/01/26 (a)	200,000	225,963
2.95%, 03/01/27 (a)	150,000	165,474
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	75,000	86,651
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	150,000	178,660
Hasbro, Inc.
3.55%, 11/19/26 (a)	50,000	53,412
3.50%, 09/15/27 (a)	130,000	135,390
3.90%, 11/19/29 (a)	80,000	84,370
HCA, Inc.
5.25%, 06/15/26 (a)	200,000	233,408
4.50%, 02/15/27 (a)	100,000	112,409
4.13%, 06/15/29 (a)	175,000	198,319
Hershey Co.
2.30%, 08/15/26 (a)	14,000	15,169
2.45%, 11/15/29 (a)	75,000	82,065
Ingredion, Inc.
2.90%, 06/01/30 (a)	150,000	163,184
JM Smucker Co.
3.38%, 12/15/27 (a)	25,000	28,018
Johnson & Johnson
2.45%, 03/01/26 (a)	75,000	81,938
2.95%, 03/03/27 (a)	200,000	224,865
0.95%, 09/01/27 (a)	200,000	201,070
2.90%, 01/15/28 (a)	125,000	140,787
6.95%, 09/01/29	12,000	17,540
1.30%, 09/01/30 (a)	200,000	201,900
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	50,000	56,080
Kellogg Co.
3.25%, 04/01/26	25,000	27,840
3.40%, 11/15/27 (a)	200,000	225,112
4.30%, 05/15/28 (a)	25,000	29,525
Keurig Dr Pepper, Inc.
2.55%, 09/15/26 (a)	37,000	40,207
3.43%, 06/15/27 (a)	25,000	27,945
4.60%, 05/25/28 (a)	275,000	331,358
Kimberly-Clark Corp.
2.75%, 02/15/26	100,000	110,221
3.95%, 11/01/28 (a)	50,000	60,389
3.20%, 04/25/29 (a)	35,000	40,197
Kroger Co.
3.50%, 02/01/26 (a)	25,000	28,168
2.65%, 10/15/26 (a)	100,000	109,092
4.50%, 01/15/29 (a)	75,000	92,054
2.20%, 05/01/30 (a)	50,000	52,476
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (a)	150,000	165,193
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	50,000	56,347
2.50%, 04/15/30 (a)	50,000	53,590
McKesson Corp.
3.95%, 02/16/28 (a)	25,000	29,108
4.75%, 05/30/29 (a)	50,000	60,984
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	110,000	126,843
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	35,000	39,997
Merck & Co., Inc.
3.40%, 03/07/29 (a)	150,000	175,054
1.45%, 06/24/30 (a)	200,000	203,279

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Molson Coors Beverage Co.
3.00%, 07/15/26 (a)	300,000	320,317
Mondelez International, Inc.
3.63%, 02/13/26 (a)	100,000	113,388
2.75%, 04/13/30 (a)	125,000	136,199
Mylan N.V.
3.95%, 06/15/26 (a)	100,000	112,536
Mylan, Inc.
4.55%, 04/15/28 (a)	100,000	116,766
Novartis Capital Corp.
3.00%, 11/20/25 (a)	125,000	138,865
2.00%, 02/14/27 (a)	100,000	106,140
3.10%, 05/17/27 (a)	150,000	168,835
PepsiCo, Inc.
2.38%, 10/06/26 (a)	135,000	147,319
3.00%, 10/15/27 (a)	200,000	225,661
2.63%, 07/29/29 (a)	50,000	55,389
2.75%, 03/19/30 (a)	150,000	168,201
1.63%, 05/01/30 (a)	75,000	77,102
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	50,000	55,683
Pfizer, Inc.
3.00%, 12/15/26	300,000	339,529
3.60%, 09/15/28 (a)	150,000	177,724
3.45%, 03/15/29 (a)	150,000	175,779
2.63%, 04/01/30 (a)	100,000	111,556
1.70%, 05/28/30 (a)	100,000	103,526
Pharmacia LLC
6.60%, 12/01/28	100,000	139,372
Philip Morris International, Inc.
2.75%, 02/25/26 (a)	25,000	27,355
3.13%, 08/17/27 (a)	57,000	63,743
3.13%, 03/02/28 (a)	100,000	110,701
2.10%, 05/01/30 (a)	100,000	103,387
Procter & Gamble Co.
2.70%, 02/02/26	175,000	195,153
2.45%, 11/03/26	25,000	27,640
2.80%, 03/25/27	50,000	56,158
3.00%, 03/25/30	75,000	87,116
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	75,000	79,821
Quest Diagnostics, Inc.
3.45%, 06/01/26 (a)	50,000	56,594
4.20%, 06/30/29 (a)	25,000	29,698
Sanofi
3.63%, 06/19/28 (a)	75,000	87,952
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/26 (a)	100,000	111,443
Stryker Corp.
3.65%, 03/07/28 (a)	175,000	203,367
1.95%, 06/15/30 (a)	100,000	102,214
Sysco Corp.
3.75%, 10/01/25 (a)	25,000	27,563
3.30%, 07/15/26 (a)	25,000	27,294
3.25%, 07/15/27 (a)	150,000	163,152
2.40%, 02/15/30 (a)	40,000	40,426
5.95%, 04/01/30 (a)	125,000	158,337
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/28 (a)(c)	400,000	497,566
Thermo Fisher Scientific, Inc.
2.95%, 09/19/26 (a)	100,000	111,379
3.20%, 08/15/27 (a)	50,000	56,346
2.60%, 10/01/29 (a)	150,000	163,694
4.50%, 03/25/30 (a)	75,000	92,883
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Toledo Hospital
5.33%, 11/15/28	25,000	28,186
Tyson Foods, Inc.
4.00%, 03/01/26 (a)	100,000	114,541
3.55%, 06/02/27 (a)	150,000	169,847
4.35%, 03/01/29 (a)	25,000	30,371
Unilever Capital Corp.
2.00%, 07/28/26	150,000	160,159
2.90%, 05/05/27 (a)	200,000	223,750
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(d)	50,000	49,766
Upjohn, Inc.
2.70%, 06/22/30 (a)(d)	100,000	103,896
Whirlpool Corp.
4.75%, 02/26/29 (a)	90,000	109,394
Zimmer Biomet Holdings, Inc.
3.55%, 03/20/30 (a)	75,000	83,974
Zoetis, Inc.
4.50%, 11/13/25 (a)	50,000	58,621
3.90%, 08/20/28 (a)	175,000	207,367
2.00%, 05/15/30 (a)	50,000	51,767
		25,907,823
Energy 7.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	100,000	106,394
3.14%, 11/07/29 (a)	50,000	52,225
4.49%, 05/01/30 (a)	100,000	114,455
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	75,000	81,139
4.80%, 05/03/29 (a)	50,000	54,709
BP Capital Markets America, Inc.
3.41%, 02/11/26 (a)	95,000	106,110
3.12%, 05/04/26 (a)	125,000	138,183
3.02%, 01/16/27 (a)	100,000	109,790
3.54%, 04/06/27 (a)	200,000	224,855
3.59%, 04/14/27 (a)	42,000	47,170
3.94%, 09/21/28 (a)	100,000	116,494
4.23%, 11/06/28 (a)	200,000	237,334
3.63%, 04/06/30 (a)	150,000	172,188
BP Capital Markets PLC
3.28%, 09/19/27 (a)	43,000	47,849
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	100,000	108,091
2.95%, 07/15/30 (a)	75,000	75,666
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	200,000	223,344
3.70%, 11/15/29 (a)(d)	125,000	130,043
Chevron Corp.
3.33%, 11/17/25 (a)	50,000	56,364
2.95%, 05/16/26 (a)	275,000	306,274
2.24%, 05/11/30 (a)	100,000	106,243
Cimarex Energy Co.
3.90%, 05/15/27 (a)	65,000	65,580
4.38%, 03/15/29 (a)	45,000	46,606
Concho Resources, Inc.
4.30%, 08/15/28 (a)	175,000	193,561
ConocoPhillips Co.
4.95%, 03/15/26 (a)	150,000	179,343
6.95%, 04/15/29	125,000	173,932
Devon Energy Corp.
5.85%, 12/15/25 (a)	100,000	112,107

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Diamondback Energy, Inc.
3.25%, 12/01/26 (a)	50,000	50,223
3.50%, 12/01/29 (a)	100,000	96,633
Dominion Energy Gas Holdings LLC
3.00%, 11/15/29 (a)	50,000	55,203
Enable Midstream Partners LP
4.40%, 03/15/27 (a)	75,000	72,451
4.95%, 05/15/28 (a)	100,000	97,805
4.15%, 09/15/29 (a)	35,000	32,439
Enbridge Energy Partners LP
5.88%, 10/15/25 (a)	75,000	89,646
Enbridge, Inc.
4.25%, 12/01/26 (a)	70,000	80,402
3.13%, 11/15/29 (a)	100,000	106,557
Energy Transfer Operating LP
4.75%, 01/15/26 (a)	75,000	80,000
4.20%, 04/15/27 (a)	115,000	119,270
5.50%, 06/01/27 (a)	50,000	55,158
4.95%, 06/15/28 (a)	75,000	79,912
5.25%, 04/15/29 (a)	175,000	188,607
3.75%, 05/15/30 (a)	100,000	97,213
Eni USA, Inc.
7.30%, 11/15/27	50,000	64,636
Enterprise Products Operating LLC
3.70%, 02/15/26 (a)	75,000	84,219
3.95%, 02/15/27 (a)	100,000	114,623
4.15%, 10/16/28 (a)	75,000	87,834
3.13%, 07/31/29 (a)	85,000	92,683
2.80%, 01/31/30 (a)	175,000	186,319
5.25%, 08/16/77 (a)(b)	75,000	71,597
5.38%, 02/15/78 (a)(b)	50,000	44,572
EOG Resources, Inc.
4.15%, 01/15/26 (a)	50,000	57,371
4.38%, 04/15/30 (a)	50,000	59,001
Exxon Mobil Corp.
3.04%, 03/01/26 (a)	150,000	165,794
2.44%, 08/16/29 (a)	225,000	242,377
3.48%, 03/19/30 (a)	250,000	288,316
Halliburton Co.
3.80%, 11/15/25 (a)	100,000	108,751
2.92%, 03/01/30 (a)	50,000	49,294
Hess Corp.
4.30%, 04/01/27 (a)	50,000	52,268
7.88%, 10/01/29	55,000	68,961
HollyFrontier Corp.
5.88%, 04/01/26 (a)	80,000	87,737
4.50%, 10/01/30 (a)	50,000	48,561
Husky Energy, Inc.
4.40%, 04/15/29 (a)	100,000	105,040
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	50,000	57,165
Magellan Midstream Partners LP
5.00%, 03/01/26 (a)	75,000	87,408
3.25%, 06/01/30 (a)	50,000	53,875
Marathon Oil Corp.
4.40%, 07/15/27 (a)	100,000	99,600
Marathon Petroleum Corp.
5.13%, 12/15/26 (a)	50,000	58,344
3.80%, 04/01/28 (a)	50,000	54,382
MPLX LP
4.13%, 03/01/27 (a)	100,000	110,098
4.25%, 12/01/27 (a)	75,000	83,714
4.00%, 03/15/28 (a)	125,000	136,280
4.80%, 02/15/29 (a)	75,000	85,781
2.65%, 08/15/30 (a)	50,000	48,885
Security Rate, Maturity Date	Face Amount ($)	Value ($)
National Fuel Gas Co.
5.50%, 01/15/26 (a)	50,000	54,716
3.95%, 09/15/27 (a)	50,000	51,518
4.75%, 09/01/28 (a)	25,000	26,445
National Oilwell Varco, Inc.
3.60%, 12/01/29 (a)	60,000	58,596
Noble Energy, Inc.
3.85%, 01/15/28 (a)	50,000	56,830
3.25%, 10/15/29 (a)	25,000	27,806
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	40,000	44,073
ONEOK, Inc.
5.85%, 01/15/26 (a)	50,000	57,633
4.55%, 07/15/28 (a)	125,000	132,337
3.40%, 09/01/29 (a)	50,000	49,375
6.35%, 01/15/31 (a)	30,000	34,963
Phillips 66
3.90%, 03/15/28 (a)	75,000	84,561
Phillips 66 Partners LP
3.75%, 03/01/28 (a)	125,000	130,557
3.15%, 12/15/29 (a)	100,000	99,645
Pioneer Natural Resources Co.
4.45%, 01/15/26 (a)	50,000	57,897
1.90%, 08/15/30 (a)	50,000	47,096
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25 (a)	75,000	80,715
4.50%, 12/15/26 (a)	25,000	26,657
3.55%, 12/15/29 (a)	100,000	96,561
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 (a)	125,000	148,057
5.00%, 03/15/27 (a)	95,000	107,217
4.20%, 03/15/28 (a)	95,000	103,198
4.50%, 05/15/30 (a)	150,000	169,289
Schlumberger Investment S.A.
2.65%, 06/26/30 (a)	50,000	50,588
Shell International Finance BV
2.88%, 05/10/26	100,000	110,765
2.50%, 09/12/26	247,000	269,376
3.88%, 11/13/28 (a)	150,000	175,442
2.38%, 11/07/29 (a)	115,000	121,657
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	50,000	54,989
Sunoco Logistics Partners Operations LP
3.90%, 07/15/26 (a)	50,000	51,536
4.00%, 10/01/27 (a)	125,000	127,634
TC PipeLines LP
3.90%, 05/25/27 (a)	50,000	53,819
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	50,000	62,297
7.00%, 10/15/28	50,000	64,118
Total Capital International S.A.
3.46%, 02/19/29 (a)	125,000	143,876
2.83%, 01/10/30 (a)	110,000	121,846
Total Capital S.A.
3.88%, 10/11/28	50,000	59,161
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (a)	80,000	94,106
4.10%, 04/15/30 (a)	150,000	173,435
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	75,000	97,269
4.00%, 03/15/28 (a)	50,000	56,280
3.25%, 05/15/30 (a)(d)	50,000	54,046

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Valero Energy Corp.
3.40%, 09/15/26 (a)	110,000	118,434
2.15%, 09/15/27 (a)	50,000	49,822
4.35%, 06/01/28 (a)	50,000	56,192
4.00%, 04/01/29 (a)	100,000	109,814
Valero Energy Partners LP
4.50%, 03/15/28 (a)	50,000	56,115
Williams Cos., Inc.
3.75%, 06/15/27 (a)	100,000	109,976
		11,831,389
Industrial Other 0.2%
CBRE Services, Inc.
4.88%, 03/01/26 (a)	50,000	58,823
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	100,000	115,344
Quanta Services, Inc.
2.90%, 10/01/30 (a)	50,000	51,122
Steelcase, Inc.
5.13%, 01/18/29 (a)	50,000	56,039
		281,328
Technology 10.1%
Adobe, Inc.
2.15%, 02/01/27 (a)	50,000	53,707
2.30%, 02/01/30 (a)	75,000	81,016
Alphabet, Inc.
2.00%, 08/15/26 (a)	125,000	133,832
Amdocs Ltd.
2.54%, 06/15/30 (a)	50,000	51,976
Analog Devices, Inc.
3.90%, 12/15/25 (a)	50,000	57,263
3.50%, 12/05/26 (a)	100,000	113,561
Apple, Inc.
3.25%, 02/23/26 (a)	200,000	225,192
2.45%, 08/04/26 (a)	200,000	218,124
2.05%, 09/11/26 (a)	200,000	214,048
3.35%, 02/09/27 (a)	150,000	171,295
3.20%, 05/11/27 (a)	100,000	113,691
3.00%, 06/20/27 (a)	150,000	169,257
2.90%, 09/12/27 (a)	150,000	168,789
3.00%, 11/13/27 (a)	175,000	197,877
2.20%, 09/11/29 (a)	175,000	188,541
1.65%, 05/11/30 (a)	100,000	103,523
1.25%, 08/20/30 (a)	150,000	149,548
Applied Materials, Inc.
3.30%, 04/01/27 (a)	125,000	142,321
1.75%, 06/01/30 (a)	100,000	103,192
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	75,000	83,423
Autodesk, Inc.
3.50%, 06/15/27 (a)	100,000	113,571
2.85%, 01/15/30 (a)	60,000	66,210
Avnet, Inc.
4.63%, 04/15/26 (a)	50,000	55,649
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27 (a)	200,000	221,813
3.50%, 01/15/28 (a)	100,000	108,299
Broadcom, Inc.
3.15%, 11/15/25 (a)	250,000	269,920
4.25%, 04/15/26 (a)	175,000	197,558
3.46%, 09/15/26 (a)	250,000	274,072
4.11%, 09/15/28 (a)	50,000	55,978
4.75%, 04/15/29 (a)	310,000	361,054
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 04/15/30 (a)	250,000	295,357
4.15%, 11/15/30 (a)	100,000	112,319
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	50,000	55,911
2.90%, 12/01/29 (a)	50,000	54,304
CA, Inc.
4.70%, 03/15/27 (a)	25,000	27,527
Cisco Systems, Inc.
2.50%, 09/20/26 (a)	175,000	192,633
Citrix Systems, Inc.
4.50%, 12/01/27 (a)	100,000	114,635
3.30%, 03/01/30 (a)	75,000	80,092
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (a)(d)	400,000	471,010
4.90%, 10/01/26 (a)(d)	125,000	141,187
6.10%, 07/15/27 (a)(d)	50,000	59,127
5.30%, 10/01/29 (a)(d)	255,000	292,685
DXC Technology Co.
4.75%, 04/15/27 (a)	50,000	56,231
Equifax, Inc.
2.60%, 12/15/25 (a)	100,000	107,216
Equinix, Inc.
2.90%, 11/18/26 (a)	125,000	134,965
5.38%, 05/15/27 (a)	150,000	163,649
3.20%, 11/18/29 (a)	50,000	55,168
2.15%, 07/15/30 (a)	100,000	101,508
Fidelity National Information Services, Inc.
3.00%, 08/15/26 (a)	50,000	55,513
4.25%, 05/15/28 (a)	125,000	149,377
3.75%, 05/21/29 (a)	75,000	88,288
Fiserv, Inc.
3.20%, 07/01/26 (a)	300,000	333,817
4.20%, 10/01/28 (a)	50,000	59,470
3.50%, 07/01/29 (a)	275,000	313,779
2.65%, 06/01/30 (a)	75,000	80,814
Flex Ltd.
3.75%, 02/01/26 (a)	75,000	81,909
4.88%, 06/15/29 (a)	75,000	86,276
4.88%, 05/12/30 (a)	50,000	57,051
Global Payments, Inc.
4.45%, 06/01/28 (a)	50,000	59,054
3.20%, 08/15/29 (a)	130,000	141,991
2.90%, 05/15/30 (a)	100,000	107,151
Hewlett Packard Enterprise Co.
4.90%, 10/15/25 (a)	200,000	229,452
HP, Inc.
3.40%, 06/17/30 (a)	100,000	107,451
Intel Corp.
2.60%, 05/19/26 (a)	100,000	109,814
3.75%, 03/25/27 (a)	75,000	87,632
3.15%, 05/11/27 (a)	50,000	56,400
2.45%, 11/15/29 (a)	100,000	108,874
3.90%, 03/25/30 (a)	125,000	151,483
International Business Machines Corp.
7.00%, 10/30/25	60,000	78,138
3.45%, 02/19/26	250,000	283,266
3.30%, 05/15/26	200,000	225,424
1.70%, 05/15/27 (a)	150,000	154,909
3.50%, 05/15/29	200,000	231,239
1.95%, 05/15/30 (a)	200,000	206,386
Jabil, Inc.
3.95%, 01/12/28 (a)	50,000	55,096
3.60%, 01/15/30 (a)	35,000	37,383
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	50,000	57,518

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	125,000	146,674
3.00%, 10/30/29 (a)	25,000	27,337
KLA Corp.
4.10%, 03/15/29 (a)	100,000	120,047
Lam Research Corp.
4.00%, 03/15/29 (a)	150,000	180,021
1.90%, 06/15/30 (a)	125,000	129,656
Leidos, Inc.
4.38%, 05/15/30 (a)(d)	100,000	117,273
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	50,000	60,029
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	40,000	44,721
Micron Technology, Inc.
4.98%, 02/06/26 (a)	45,000	52,238
4.19%, 02/15/27 (a)	26,000	29,572
5.33%, 02/06/29 (a)	150,000	180,874
4.66%, 02/15/30 (a)	50,000	58,981
Microsoft Corp.
3.13%, 11/03/25 (a)	250,000	279,850
2.40%, 08/08/26 (a)	320,000	349,859
3.30%, 02/06/27 (a)	275,000	314,938
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	200,000	233,626
4.60%, 05/23/29 (a)	25,000	29,548
NetApp, Inc.
2.70%, 06/22/30 (a)	75,000	77,712
NVIDIA Corp.
3.20%, 09/16/26 (a)	75,000	84,731
2.85%, 04/01/30 (a)	150,000	168,815
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (a)(d)	50,000	59,209
5.55%, 12/01/28 (a)(d)	50,000	62,060
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26 (a)(d)	75,000	84,083
3.15%, 05/01/27 (a)(d)	100,000	108,318
4.30%, 06/18/29 (a)(d)	125,000	144,491
3.40%, 05/01/30 (a)(d)	50,000	54,804
Oracle Corp.
2.65%, 07/15/26 (a)	400,000	437,228
2.80%, 04/01/27 (a)	250,000	274,557
3.25%, 11/15/27 (a)	100,000	113,142
2.95%, 04/01/30 (a)	275,000	307,799
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	100,000	109,163
2.85%, 10/01/29 (a)	225,000	247,954
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	185,000	207,818
2.15%, 05/20/30 (a)	150,000	157,602
salesforce.com, Inc.
3.70%, 04/11/28 (a)	100,000	118,118
Seagate HDD Cayman
4.88%, 06/01/27 (a)	50,000	55,971
4.09%, 06/01/29 (a)(d)	150,000	163,198
Texas Instruments, Inc.
2.25%, 09/04/29 (a)	100,000	107,578
1.75%, 05/04/30 (a)	100,000	103,161
Trimble, Inc.
4.90%, 06/15/28 (a)	50,000	59,094
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	50,000	54,883
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	100,000	117,896
Security Rate, Maturity Date	Face Amount ($)	Value ($)
VMware, Inc.
4.65%, 05/15/27 (a)	150,000	175,207
3.90%, 08/21/27 (a)	75,000	83,650
Xilinx, Inc.
2.38%, 06/01/30 (a)	100,000	105,384
		16,973,649
Transportation 2.0%
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/26	70,158	57,507
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/27	75,238	61,869
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/28	40,469	38,978
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/28	41,600	39,161
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/28	42,341	39,829
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/29	82,875	79,710
BNSF Funding Trust I
6.61%, 12/15/55 (a)(b)	50,000	56,800
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	66,000	75,021
Canadian National Railway Co.
2.75%, 03/01/26 (a)	100,000	109,772
6.90%, 07/15/28	35,000	48,214
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	50,000	58,959
2.05%, 03/05/30 (a)	75,000	78,493
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	55,000	64,418
CSX Corp.
3.35%, 11/01/25 (a)	50,000	56,260
2.60%, 11/01/26 (a)	50,000	54,558
3.25%, 06/01/27 (a)	50,000	56,500
3.80%, 03/01/28 (a)	100,000	117,110
4.25%, 03/15/29 (a)	50,000	60,388
2.40%, 02/15/30 (a)	50,000	53,532
FedEx Corp.
3.25%, 04/01/26 (a)	75,000	83,447
3.30%, 03/15/27 (a)	50,000	55,672
3.40%, 02/15/28 (a)	75,000	84,320
4.20%, 10/17/28 (a)	75,000	89,010
3.10%, 08/05/29 (a)	70,000	77,895
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	100,000	115,808
Kansas City Southern
2.88%, 11/15/29 (a)	50,000	53,101
Kirby Corp.
4.20%, 03/01/28 (a)	30,000	31,213
Norfolk Southern Corp.
3.15%, 06/01/27 (a)	100,000	111,822
2.55%, 11/01/29 (a)	75,000	81,889
Ryder System, Inc.
2.90%, 12/01/26 (a)	50,000	54,218
Southwest Airlines Co.
3.00%, 11/15/26 (a)	25,000	25,126
5.13%, 06/15/27 (a)	200,000	218,447
3.45%, 11/16/27 (a)	25,000	25,334
2.63%, 02/10/30 (a)	35,000	33,092
Union Pacific Corp.
2.75%, 03/01/26 (a)	100,000	109,694
2.15%, 02/05/27 (a)	125,000	133,551

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.95%, 09/10/28 (a)	50,000	59,217
3.70%, 03/01/29 (a)	50,000	58,235
2.40%, 02/05/30 (a)	125,000	134,473
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/26	126,663	123,934
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/26	43,086	40,355
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/30	45,412	43,216
United Parcel Service, Inc.
2.40%, 11/15/26 (a)	75,000	82,569
3.05%, 11/15/27 (a)	25,000	28,257
3.40%, 03/15/29 (a)	125,000	144,394
2.50%, 09/01/29 (a)	75,000	81,832
		3,387,200
		98,773,836

Utility 6.5%
Electric 5.7%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	100,000	115,819
2.10%, 07/01/30 (a)	75,000	77,096
AEP Transmission Co. LLC
3.10%, 12/01/26 (a)	35,000	39,452
Ameren Illinois Co.
3.80%, 05/15/28 (a)	35,000	40,903
American Electric Power Co., Inc.
4.30%, 12/01/28 (a)	25,000	29,507
2.30%, 03/01/30 (a)	50,000	51,687
Appalachian Power Co.
3.30%, 06/01/27 (a)	75,000	82,728
Arizona Public Service Co.
2.60%, 08/15/29 (a)	50,000	53,953
Avangrid, Inc.
3.80%, 06/01/29 (a)	50,000	57,795
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	50,000	56,558
3.70%, 07/15/30 (a)(d)	100,000	117,742
Black Hills Corp.
3.95%, 01/15/26 (a)	50,000	55,009
3.05%, 10/15/29 (a)	25,000	27,247
2.50%, 06/15/30 (a)	100,000	103,802
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	75,000	80,630
CenterPoint Energy, Inc.
2.95%, 03/01/30 (a)	30,000	32,904
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	75,000	80,137
3.38%, 09/15/29 (a)	25,000	25,509
CMS Energy Corp.
3.00%, 05/15/26 (a)	50,000	55,137
3.45%, 08/15/27 (a)	25,000	28,041
4.75%, 06/01/50 (a)(b)	50,000	53,373
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	60,000	65,470
3.70%, 08/15/28 (a)	25,000	29,193
2.20%, 03/01/30 (a)	60,000	64,493
Connecticut Light & Power Co.
3.20%, 03/15/27 (a)	50,000	55,939
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	19,000	21,297
3.80%, 05/15/28 (a)	25,000	29,156
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 12/01/28 (a)	33,000	39,377
3.35%, 04/01/30 (a)	50,000	57,603
Dominion Energy, Inc.
2.85%, 08/15/26 (a)	150,000	164,543
3.60%, 03/15/27 (a)	50,000	57,054
4.25%, 06/01/28 (a)	35,000	41,275
3.38%, 04/01/30 (a)	100,000	112,910
DTE Energy Co.
2.85%, 10/01/26 (a)	50,000	54,294
3.80%, 03/15/27 (a)	50,000	56,265
3.40%, 06/15/29 (a)	50,000	55,806
2.95%, 03/01/30 (a)	50,000	53,961
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	50,000	60,088
2.45%, 08/15/29 (a)	100,000	108,998
2.45%, 02/01/30 (a)	50,000	54,361
Duke Energy Corp.
2.65%, 09/01/26 (a)	125,000	135,412
3.40%, 06/15/29 (a)	110,000	123,940
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	50,000	56,467
3.80%, 07/15/28 (a)	75,000	88,283
2.50%, 12/01/29 (a)	100,000	108,792
1.75%, 06/15/30 (a)	100,000	101,912
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	75,000	87,738
3.45%, 03/15/29 (a)	50,000	57,923
Edison International
5.75%, 06/15/27 (a)	50,000	55,813
Emera US Finance LP
3.55%, 06/15/26 (a)	75,000	83,715
Enel Americas S.A.
4.00%, 10/25/26 (a)	50,000	54,783
Enel Chile S.A.
4.88%, 06/12/28 (a)	70,000	82,997
Entergy Arkansas LLC
3.50%, 04/01/26 (a)	75,000	85,108
Entergy Corp.
2.95%, 09/01/26 (a)	25,000	27,669
2.80%, 06/15/30 (a)	100,000	108,570
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	115,000	128,401
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	75,000	87,974
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	50,000	53,221
Evergy, Inc.
2.90%, 09/15/29 (a)	75,000	80,857
Eversource Energy
Series R
1.65%, 08/15/30 (a)	200,000	198,979
Exelon Corp.
3.40%, 04/15/26 (a)	75,000	83,870
4.05%, 04/15/30 (a)	100,000	117,197
FirstEnergy Corp.
3.90%, 07/15/27 (a)	125,000	137,232
2.65%, 03/01/30 (a)	80,000	81,360
Florida Power & Light Co.
3.13%, 12/01/25 (a)	50,000	55,771
Fortis, Inc.
3.06%, 10/04/26 (a)	50,000	54,593
Georgia Power Co.
3.25%, 03/30/27 (a)	75,000	82,725
2.65%, 09/15/29 (a)	45,000	48,392

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Gulf Power Co.
3.30%, 05/30/27 (a)	25,000	28,164
Interstate Power and Light Co.
4.10%, 09/26/28 (a)	50,000	59,774
3.60%, 04/01/29 (a)	100,000	115,370
ITC Holdings Corp.
3.25%, 06/30/26 (a)	75,000	83,567
3.35%, 11/15/27 (a)	30,000	33,560
MidAmerican Energy Co.
3.65%, 04/15/29 (a)	75,000	89,239
Mississippi Power Co.
3.95%, 03/30/28 (a)	50,000	57,535
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25 (a)	75,000	83,916
3.40%, 02/07/28 (a)	50,000	57,832
3.90%, 11/01/28 (a)	30,000	35,803
3.70%, 03/15/29 (a)	50,000	58,999
2.40%, 03/15/30 (a)	25,000	27,377
Nevada Power Co.
3.70%, 05/01/29 (a)	100,000	117,520
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	150,000	169,730
3.50%, 04/01/29 (a)	25,000	28,474
2.75%, 11/01/29 (a)	100,000	108,940
2.25%, 06/01/30 (a)	150,000	156,359
4.80%, 12/01/77 (a)(b)	50,000	53,915
5.65%, 05/01/79 (a)(b)	50,000	56,999
NSTAR Electric Co.
3.20%, 05/15/27 (a)	100,000	112,174
3.25%, 05/15/29 (a)	100,000	114,667
3.95%, 04/01/30 (a)	25,000	30,425
Oklahoma Gas and Electric Co.
3.80%, 08/15/28 (a)	25,000	28,752
3.30%, 03/15/30 (a)	30,000	33,841
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 (a)	125,000	146,946
Pacific Gas and Electric Co.
3.15%, 01/01/26	50,000	51,363
2.95%, 03/01/26 (a)	200,000	204,044
2.10%, 08/01/27 (a)	50,000	48,542
3.30%, 12/01/27 (a)	100,000	102,716
3.75%, 07/01/28	100,000	104,252
4.55%, 07/01/30 (a)	200,000	217,268
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	75,000	82,989
4.13%, 04/15/30 (a)	100,000	118,143
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	25,000	29,246
Public Service Electric and Gas Co.
2.25%, 09/15/26 (a)	100,000	107,636
3.65%, 09/01/28 (a)	50,000	58,668
2.45%, 01/15/30 (a)	20,000	21,799
Public Service Enterprise Group, Inc.
1.60%, 08/15/30 (a)	50,000	49,510
Puget Energy, Inc.
4.10%, 06/15/30 (a)(d)	50,000	55,950
San Diego Gas & Electric Co.
Series VVV
1.70%, 10/01/30 (a)	100,000	99,630
Sierra Pacific Power Co.
2.60%, 05/01/26 (a)	50,000	54,535
Southern California Edison Co.
1.20%, 02/01/26 (a)	50,000	49,810
3.65%, 03/01/28 (a)	50,000	55,135
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 03/01/29 (a)	100,000	115,297
2.85%, 08/01/29 (a)	50,000	52,773
Southern Co.
3.25%, 07/01/26 (a)	100,000	111,591
3.70%, 04/30/30 (a)	100,000	114,385
Southern Power Co.
4.15%, 12/01/25 (a)	40,000	45,930
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	50,000	53,949
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	49,604
Union Electric Co.
3.50%, 03/15/29 (a)	75,000	86,908
2.95%, 03/15/30 (a)	50,000	56,160
Virginia Electric and Power Co.
3.15%, 01/15/26 (a)	25,000	27,858
3.50%, 03/15/27 (a)	50,000	57,054
3.80%, 04/01/28 (a)	150,000	176,591
2.88%, 07/15/29 (a)	50,000	56,230
Xcel Energy, Inc.
4.00%, 06/15/28 (a)	100,000	117,770
3.40%, 06/01/30 (a)	100,000	114,874
		9,554,894
Natural Gas 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	50,000	55,285
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	50,000	57,967
1.75%, 10/01/30 (a)(f)	50,000	50,220
NiSource, Inc.
3.49%, 05/15/27 (a)	75,000	83,768
2.95%, 09/01/29 (a)	100,000	108,738
3.60%, 05/01/30 (a)	100,000	114,177
ONE Gas, Inc.
2.00%, 05/15/30 (a)	50,000	52,074
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	60,000	68,493
Sempra Energy
3.75%, 11/15/25 (a)	25,000	28,219
3.25%, 06/15/27 (a)	100,000	109,991
3.40%, 02/01/28 (a)	75,000	82,743
Southern California Gas Co.
2.60%, 06/15/26 (a)	75,000	81,590
2.55%, 02/01/30 (a)	50,000	54,185
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (a)	35,000	38,612
Southwest Gas Corp.
2.20%, 06/15/30 (a)	100,000	104,799
		1,090,861
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	60,000	66,398
3.45%, 06/01/29 (a)	100,000	115,041
2.80%, 05/01/30 (a)	100,000	109,759
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	50,000	56,789
2.70%, 04/15/30 (a)	50,000	53,671
		401,658
		11,047,413
Total Corporates
(Cost $159,746,178)		166,989,280

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (i)	771,669	771,669
Total Other Investment Company
(Cost $771,669)		771,669

	Number of Contracts	Contract Value ($)	Unrealized Net Unrealized Appreciation ($)
Futures Contracts
Short
10 Year US Treasury Note (CBOT), expires 12/21/20	1	(139,531)	77
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	All or a portion of this security is held as collateral for delayed-delivery securities.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,478,610 or 3.2% of net assets.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	The rate shown is the 7-day yield.

CBOT –	Chicago Board of Trade
REIT –	Real Estate Investment Trust

The fund owns corporate bonds of an affiliate, The Charles Schwab Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. notes owned by the fund during the period ended September 30, 2020:
	Value at 12/31/19	Gross Purchases*	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 9/30/20	Face amount at 9/30/20	Interest Income Earned
Charles Schwab Corp., 3.20%, 03/02/27	$262,441	($735)	($212,791)	$3,093	$3,964	$55,972	50,000	$3,476
Charles Schwab Corp., 3.25%, 05/22/29	—	32,281	—	—	2,234	34,515	30,000	627
Charles Schwab Corp., 4.63%, 03/22/30	—	173,767	—	—	16,473	190,240	150,000	2,891
Total	$262,441	$205,313	($212,791)	$3,093	$22,671	$280,727		$6,994
* Amount includes amortization of premiums and/or accretion of discounts.

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates[1]	$—	$166,989,280	$—	$166,989,280
Other Investment Company[1]	771,669	—	—	771,669
Futures Contracts[2]	77	—	—	77
Total	$771,746	$166,989,280	$—	$167,761,026
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394SEP20